AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 16, 2008
                                                      REGISTRATION NO. 033-74092
                                                               AND NO. 811-08288

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933 |_|

                         PRE-EFFECTIVE AMENDMENT NO. |_|

                       POST-EFFECTIVE AMENDMENT NO. 19 |X|

                                       AND

                        REGISTRATION STATEMENT UNDER |_|

                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 19 |X|

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
                           (Exact Name of Registrant)

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                              CRAIG A. HAWLEY, ESQ.
                          GENERAL COUNSEL AND SECRETARY
                    Jefferson National Life Insurance Company
                     9920 Corporate Campus Drive, Suite 1000
                           Louisville, Kentucky 40223

             It is proposed that this filing will become effective:

        |_| immediately upon filing pursuant to paragraph (b) of Rule 485

            |X| on May 1, 2008 pursuant to paragraph (b) of Rule 485

        |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485

          |_| on             , pursuant to paragraph (a)(1) of Rule 485

                     If appropriate check the following box:

     |_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

 Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

                           [LOGO] Jefferson National
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                        The Achievement and The Educator
          Individual & Group Flexible Premium Variable Deferred Annuity

                                    issued by

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
                                       AND

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

      This prospectus describes the individual and group flexible premium variable deferred annuity contracts (Contracts) issued by Jefferson National Life Insurance Company (Jefferson National, We, Us, Our). The Contracts are designed for use in retirement planning. The Contracts provide for the accumulation of Contract values and subsequent Annuity Payments on a fixed basis, a variable basis, or a combination of both.

      The Contract has a variety of Investment Options which include several Sub-accounts which invest in the Variable Account Investment Portfolios listed below and the Fixed Account. The Fixed Account offers an interest rate which is guaranteed by Jefferson National not to be less than the minimum rate prescribed by applicable state law.

      The money you put in a Sub-account invests exclusively in a single Investment Portfolio. Your investments in the Investment Portfolio are not guaranteed. You could lose your money

A I M Variable Insurance Funds

Managed by Invesco A I M Advisors, Inc.

      o     AIM V.I. Basic Value - Series II shares

      o     AIM V.I. Core Equity - Series I shares

      o     AIM V.I. Financial Services - Series I shares

      o     AIM V.I. Global Health Care - Series I shares

      o     AIM V.I. Global Real Estate Fund - Series I shares

      o     AIM V.I. High Yield - Series I shares

      o     AIM V.I. Mid Cap Core Equity - Series II shares

      o     AIM V.I. Technology - Series I shares

The Alger American Fund

Managed by Fred Alger Management, Inc.

      o     Alger American Capital Appreciation - Class O

      o Alger American Growth - Class 0 (name changing to Alger American Large Cap Growth 7/1/2008)

      o     Alger American MidCap Growth - Class O

      o     Alger American Small Cap Growth -Class O (closed to new investors)

AllianceBernstein Variable Products Series Fund, Inc.

Managed by AllianceBernstein L.P.

      o     AllianceBernstein Growth and Income

American Century Variable Portfolios, Inc.

Managed by American Century Investment Management, Inc.

      o     American Century VP Balanced (Class I)

      o     American Century VP Income & Growth (Class I)

      o     American Century VP Inflation Protection (Class II)

      o     American Century VP Large Company Value (Class I)

      o     American Century VP Ultra (Class I)

      o     American Century VP Value (Class I)

      o     American Century VP Vista (Class I)

Managed by American Century Global Investment Management, Inc.

      o     American Century VP International (Class I)

The DireXion Insurance Trust

Managed by Rafferty Asset Management, LLC

      o     DireXion Dynamic VP HY Bond

The Dreyfus Investment Portfolios (Service Shares)

Managed by The Dreyfus Corporation

      o     Dreyfus IP - Small Cap Stock Index

      o     Dreyfus Socially Responsible Growth (Initial Shares)

Dreyfus Stock Index Fund, Inc. (Initial Shares)

Managed by The Dreyfus Corporation and Mellon Capital Management is the Sub-Adviser.

Dreyfus Variable Investment Fund ("Dreyfus VIF") (Initial Shares)

Managed by The Dreyfus Corporation

      o     Dreyfus VIF--International Value (Initial Shares)

Federated Insurance Series

Managed by Federated Equity Management Company of Pennsylvania and Sub-Advised by Federated Investment Management Company

      o     Federated Capital Income II

Managed by Federated Investment Management Company

      o     Federated High Income Bond II (Primary Shares)

Managed by Federated Global Investment Management Corp.

      o     Federated International Equity II

Managed by Federated Equity Management Company of Pennsylvania

      o     Federated Kaufmann II (Service Shares)

      o     Federated Market Opportunity II (Service Shares)

Janus Aspen Series

Managed by Janus Capital Management LLC

      o     Janus Aspen Balanced (Institutional Shares)

      o     Janus Aspen Forty (Institutional Shares)

      o     Janus Aspen Global Life Sciences Institutional Shares)

      o     Janus Aspen Growth and Income (Institutional Shares)

--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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      o     Janus Aspen International Growth (Institutional Shares)

      o     Janus Aspen Large Cap Growth (Institutional Shares)

      o     Janus Aspen Mid Cap Growth (Institutional Shares)

      o Janus Aspen Mid Cap Value (Institutional Shares) Sub-Advised by Perkins, Wolf, McDonnell and Company, LLC.

      o     Janus Aspen Small Company Value (Service Shares)

      o     Janus Aspen Worldwide Growth (Institutional Shares)

Lazard Retirement Series, Inc.

Managed by Lazard Asset Management LLC

      o     Lazard Retirement Emerging Markets Equity

      o     Lazard Retirement International Equity

      o     Lazard Retirement U.S. Small Cap Equity

      o     Lazard Retirement US Strategic Equity

Legg Mason Partners Variable Equity Trust

Managed by Legg Mason Partners Fund Advisor, LLC

Subadvised by ClearBridge Advisors, LLC

      o     Legg Mason Partners Variable Aggressive Growth

      o     Legg Mason Partners Variable Capital and Income

      o     Legg Mason Partners Variable Fundamental Value

      o     Legg Mason Partners Variable Large Cap Growth

Legg Mason Partners Variable Income Trust

Subadvised by West Asset Management Company

      o     Legg Mason Partners Variable Global High Yield Bond

      o     Legg Mason Partners Variable Strategic Bond

Lord Abbett Series Fund, Inc.

Managed by Lord, Abbett & Co. LLC

      o     Lord Abbett America's Value

      o     Lord Growth and Income

Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT")

Managed by Neuberger Berman Management, Inc.

      o     Lehman Brothers High Income

      o     Lehman Brothers Short Duration Bond

      o     Neuberger Berman AMT Small Cap Growth (Class S)

      o     Neuberger Berman AMT Mid-Cap Growth

      o     Neuberger Berman AMT Partners

      o     Neuberger Berman AMT Regency

      o     Neuberger Berman AMT Socially Responsive

Northern Lights Variable Trust Series

Managed by JNF Advisors, Inc.

      o     JNF Chicago Equity Partners Balanced

      o     JNF Chicago Equity Partners Equity

      o     JNF Loomis Sayles Bond

      o     JNF Money Market

PIMCO Variable Insurance Trust

Managed by Pacific Investment Management Company LLC

      o     PIMCO VIT All Asset (Administrative Class)

      o     PIMCO VIT CommodityRealReturn(TM) Strategy (Administrative Class)

      o     PIMCO VIT Emerging Markets Bond (Administrative Class)

      o     PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) (Administrative Class)

      o     PIMCO VIT Global Bond (Unhedged) (Administrative Class)

      o     PIMCO VIT High Yield (Administrative Class)

      o     PIMCO VIT Long-Term U.S. Government (Administrative Class)

      o     PIMCO VIT Low Duration (Administrative Class)

      o     PIMCO VIT RealEstateRealReturn Strategy (Administrative Class)

      o     PIMCO VIT Real Return (Administrative Class)

      o     PIMCO VIT Short-Term (Administrative Class)

      o     PIMCO VIT StockPLUS(R) Total Return (Administrative Class)

      o     PIMCO VIT Total Return (Administrative Class)

Pioneer Variable Contracts Trust (Class II Shares)

Managed by Pioneer Investment Management, Inc.

      o     Pioneer Cullen Value VCT

      o     Pioneer Emerging Markets VCT

      o     Pioneer Equity Income VCT

      o     Pioneer Fund VCT

      o     Pioneer Global High Yield VCT

      o     Pioneer High Yield VCT

      o     Pioneer International Value VCT

      o     Pioneer Mid Cap Value VCT

      o     Pioneer Small Cap Value VCT

      o     Pioneer Strategic Income VCT

Royce Capital Fund

Managed by Royce & Associates, LLC

      o     Royce Micro-Cap

      o     Royce Small-Cap

Rydex Variable Trust

Managed by Rydex Investments

      o     Rydex Absolute Return Strategies

      o     Rydex Banking

      o     Rydex Basic Materials

      o     Rydex Biotechnology

      o     Rydex Commodities Strategy

      o     Rydex Consumer Products

      o     Rydex Dow 2x Strategy

      o     Rydex NASDAQ-100(R) 2x Strategy

      o     Rydex Russell 2000(R) 2x Strategy

      o     Rydex S&P 500 2x Strategy

      o     Rydex Strengthening Dollar 2x Strategy

      o     Rydex Weakening Dollar 2x Strategy

      o     Rydex Electronics

      o     Rydex Energy

      o     Rydex Energy Services

      o     Rydex Essential Portfolio Aggressive

      o     Rydex Essential Portfolio Conservative

      o     Rydex Essential Portfolio Moderate

      o     Rydex Europe 1.25x Strategy

      o     Rydex Financial Services

      o     Rydex Government Long Bond 1.2x Strategy

      o     Rydex Health Care

      o     Rydex Hedged Equity

      o     Rydex Internet

      o     Rydex Inverse Dow 2x Strategy

      o     Rydex Inverse Government Long Bond Strategy

      o     Rydex Inverse Mid-Cap Strategy

      o     Rydex Inverse NASDAQ-100(R) Strategy

      o     Rydex Inverse Russell 2000(R) Strategy

      o     Rydex Inverse S&P 500 Strategy

      o     Rydex Japan 1.25x Strategy

      o     Rydex Large-Cap Growth

      o     Rydex Large-Cap Value

      o     Rydex Leisure

      o     Rydex Mid Cap 1.5x Strategy

      o     Rydex Mid-Cap Growth

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      o     Rydex Mid-Cap Value

      o     Rydex Multi-Cap Core Equity

      o     Rydex Nova

      o     Rydex NASDAQ-100(R) Strategy

      o     Rydex Precious Metals

      o     Rydex Real Estate

      o     Rydex Retailing

      o     Rydex Russell 2000(R) 1.5x Strategy

      o     Rydex Sector Rotation

      o     Rydex Small-Cap Growth

      o     Rydex Small-Cap Value

      o     Rydex Technology

      o     Rydex Telecommunications

      o     Rydex Transportation

      o     Rydex U.S. Government Money Market

      o     Rydex Utilities

      o     CLS AdvisorOne Amerigo

      o     CLS AdvisorOne Clermont

Seligman Portfolios, Inc.

Managed by J. & W. Seligman & Co. Incorporated

      o     Seligman Communications and Information

      o     Seligman Global Technology

Third Avenue Variable Series Trust

Managed by Third Avenue Management LLC.

      o     Third Avenue Value

Van Eck Worldwide Insurance Trust

Managed by Van Eck Associates Corporation

      o     Van Eck Worldwide Absolute Return

      o     Van Eck Worldwide Bond

      o     Van Eck Worldwide Emerging Markets

      o     Van Eck Worldwide Hard Assets

      o     Van Eck Worldwide Real Estate

Wells Fargo Advantage Funds

Managed by Wells Fargo Funds Management, LLC

      o     Wells Fargo Advantage VT Discovery

      o     Wells Fargo Advantage VT Opportunity

      Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

      To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2008. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call us at (866) 667-0561 or write us at Our administrative office:

      o Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

      o Address for correspondence sent via courier or overnight mail: 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

      The Contracts:

      o     are not bank deposits

      o     are not federally insured

      o     are not endorsed by any bank or government agency

      o     are not guaranteed and may be subject to loss of principal

      May 1, 2008

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Table of Contents                                                           Page

Definitions of Special Terms ..............................................    6
Highlights ................................................................    8
Fee Table .................................................................    9
Examples of Fees and Expenses .............................................   10
Condensed Financial Information ...........................................   10
The Company ...............................................................   11
     The Achievement and The Educator Variable Annuity Contracts ..........   11
     Free Look ............................................................   11
     Ownership ............................................................   11
     Change of Ownership ..................................................   11
     Non-Qualified Contracts ..............................................   11
     Qualified Contracts ..................................................   12
     Requesting Transactions or Obtaining Information About your Contract .   12
     Options When You Terminate Your Participation In The Plan ............   12
Purchase ..................................................................   12
     Purchase Payments ....................................................   12
     Allocation of Purchase Payments ......................................   13
Investment Options ........................................................   13
     Investment Portfolios ................................................   13
     Administrative, Marketing and Support Services Fees ..................   14
     The Fixed Account ....................................................   14
     The General Account ..................................................   14
     Voting Rights ........................................................   14
     Substitution .........................................................   14
     Transfers ............................................................   14
     Excessive Trading Limits .............................................   15
     Dollar Cost Averaging Program ........................................   16
     Rebalancing Program ..................................................   16
     Advisory Fee Withdrawals .............................................   16
     Interest Sweep Program ...............................................   17
     Expenses .............................................................   17
     Insurance Charges ....................................................   17
     Annual Administrative Fee ............................................   17
     Withdrawal Charge ....................................................   17
     Waiver of Withdrawal Charge ..........................................   18
     Reduction or Elimination of the Withdrawal Charge ....................   18
     Investment Portfolio Expenses ........................................   18
     Premium Taxes ........................................................   18
     Income Taxes .........................................................   18
     Contract Value .......................................................   18
     Accumulation Units ...................................................   18
     Access to your Money .................................................   19
     Suspension of Payments or Transfers ..................................   19
     Restrictions Under Optional Retirement Programs ......................   19
     Restrictions Under Section 403(b) Plans ..............................   19
     Systematic Withdrawal Program ........................................   19
     Loans ................................................................   20
Death Benefit .............................................................   20
     Death Benefit During the Accumulation Period .........................   20
     Death Benefit Amount During the Accumulation Period ..................   20
     Payment of the Death Benefit During the Accumulation Period ..........   20
     Death Benefit During the Annuity Period ..............................   20

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Annuity Payments (The Annuity Period) .....................................   20
     Annuity Payment Amount ...............................................   21
     Annuity Options ......................................................   21
Taxes .....................................................................   22
     Annuity Contracts in General .........................................   22
     Tax Status of the Contracts ..........................................   22
     Taxation of Non-Qualified Contracts ..................................   23
     Taxation of Qualified Contracts ......................................   23
     Possible Tax Law Changes .............................................   23
Other Information .........................................................   23
     Legal Proceedings ....................................................   23
     The Variable Account .................................................   24
     Distributor ..........................................................   24
     Financial Statements .................................................   24
     Independent Registered Public Accounting Firm ........................   24
Appendix A--More Information About the Investment Portfolios ..............   25
Appendix B--Condensed Financial Information ...............................   38
Privacy Policy ............................................................   58
Table of Contents of the Statement of Additional Information ..............   59

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Definitions of Special Terms

      ACCUMULATION PERIOD: The period during which you invest money in your Contract.

      ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

      ANNUITANT(S): The natural person(s) on whose life (lives), We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the life of both Annuitants are used to determine Annuity Payments.

      ANNUITY DATE: The date on which Annuity Payments begin, as selected by you, or as required by the Contract. In your Contract, the Annuity Date is referred to as the Maturity Date.

      ANNUITY OPTION(S): Income Plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

      ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

      ANNUITY PERIOD: The period during which We make income payments to you.

      ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Income Phase.

      BENEFICIARY: The person designated to receive any benefits under the Contract if the Annuitant dies.

      BUSINESS DAY: Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Purchase - Allocation of Purchase Payments".

      COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

      CONTRACT(S): The Achievement and The Educator individual and group flexible premium variable deferred annuity, which provides fixed and variable Investment Options offered by the Company.

      CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

      CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Variable Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

      CONTRACT YEAR: A period of 12 months beginning with the effective date of your Contract.

      CODE: Internal Revenue Code of 1986, as amended.

      DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner or Annuitant, depending on your Contract, or for a Contract owned by a non-natural person the death of the Annuitant. The Death Benefit Amount includes any amounts payable in excess of the Contract Value under the terms of the standard death benefit provision.

      FIXED ACCOUNT: The Fixed Account is an Investment Option which invests in the general account of the Company and offers an interest rate that is guaranteed by Us to be no less than the minimum rate prescribed by the applicable state law.

      FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract without incurring a Withdrawal Charge. This period of time is generally 10 days from receipt, but certain states require a longer period.

      INDIVIDUAL ACCOUNT: The record We establish to represent your interest in an Investment Option before the Annuity Date.

      INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. These charges include the Variable Account Annual Expenses (Mortality and Expense Risk Fees plus the Administrative Charge). These charges are included in Our calculation of the value of the Accumulation Units and the Annuity Units of the Sub-accounts.

      INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by You to provide asset allocation and investment advisory services.

      INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Fixed Account (if available) and the sub-account you select. You initially establish your initial Investment Allocations of Record at the time you apply for the Contract. The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

      INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Variable Account and the Fixed Account.

      INVESTMENT PORTFOLIO(S): The variable Investment Option(s) available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

      JOINT OWNER: The individual who co-owns the Contract with another person. Joint Owners may only be designated for Non-Qualified Contracts. Joint Owners must be the spouses (except in those states where this restriction is not allowed).

      NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. In general, these Contracts are not issued in conjunction with any pension Plan, specially sponsored program or individual retirement account ("IRA").

      OWNER: The person(s) (including Joint-Owners) or entity entitled to ownership rights under the Contract. The Owner is also referred to as "you" in this prospectus.

      PLAN: A voluntary program for an employer that qualifies for special tax treatment.

      PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

      QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension Plan, specially sponsored program or IRA.

      REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the Financial Industry Regulatory Authority ("FINRA") to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

      SUB-ACCOUNT: A segment within the Variable Account which invests in a single Investment Portfolio.

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      VALUATION PERIOD: The period of time from the end of one Business Day to the end of the next Business Day.

      VARIABLE ACCOUNT: The separate account We established known as Jefferson National Life Annuity Account E. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account E and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account E. The Variable Account is divided into Sub-accounts.

      WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

      WITHDRAWAL CHARGE: The Withdrawal Charge is the charge that may be applied if Purchase Payments are withdrawn from the Contract during a certain period of time after they are made.

Highlights

      The individual and group flexible premium variable deferred annuity Contracts that We are offering is a contract between you and Us (the Company). The Contracts provide a way for you to invest in the Sub-accounts of Jefferson National Life Annuity Account E ("Variable Account") and the Fixed Account. The Fixed Account may not be available in your state. The Contract is intended to be used to accumulate money for retirement.

      All deferred annuity Contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the Accumulation Period, We may assess a Withdrawal Charge of up to 9% of each Purchase Payment withdrawn depending on when the withdrawal is made. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract. Certain restrictions and tax penalties will apply to withdrawals under certain circumstances. For details refer to "Access to Your Money" section in this prospectus.

      RETIREMENT PLANS: Under certain circumstances, the Contracts may be issued pursuant to either Non-Qualified retirement Plans or Plans qualifying for special income tax treatment under the Code. Examples of the Plans qualifying for special tax treatment are: individual retirement annuities (IRAs), pension and profit sharing Plans, tax-sheltered annuities (TSAs), and state and local government deferred compensation Plans. See "Taxes".

      DEATH BENEFIT: This Contract includes a standard minimum death benefit that is guaranteed by Us. This benefit is described in detail under the heading "Death Benefits."

      LOANS: Under certain circumstances, you may take loans from your Contract. This benefit is described in detail under the heading "Loans."

      ANNUITY PAYMENTS: You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

      FREE LOOK: If you cancel the Contract within 10 days after receiving it (or whatever longer time period is required in your state), We will cancel the Contract without assessing a Withdrawal Charge. We will return your original Purchase Payment.

      TAX PENALTY: In general, under Qualified Contracts, your investment and earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Qualified Contracts, the entire amount of any withdrawal or Annuity Payment will be taxable income to you. For Non-Qualified Contracts, you will be taxed only on the portion of the withdrawal which represents earnings.

      INQUIRIES: If you need more information, please visit Our Website (www.jeffnat.com) or contact Us at:

Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, Kentucky 40233
(866) 667-0561


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Fee Table

      The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

Owner Transaction Expenses

Withdrawal Charge (as a percentage of Purchase Payments)(1)                 9%
Transfer Fee....................................................           None

      The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.

Annual Administrative Fee(2).......................... $30 per contract per year
Annual Expenses of Variable Account
(as a percentage of average Variable Account value)
Mortality and Expense Risk Fees.......................            1.25%
Administrative Charge.................................            0.15%
Total Annual Expenses of the Variable Account.........            1.40%

      The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolio that you may pay periodically during the time that you own the contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.

                                                   Minimum           Maximum
                                                   -------           -------

Total Investment Portfolio Operating Expenses    Gross: 0.27%    Gross: 11.49%
(expenses that are deducted from Investment
Portfolio assets, including management fees,
distribution and/or service (12b-1) fees,
and other expenses)(3)..........................   Net: 0.27%       Net: 3.83%

(1)The Withdrawal Charge, which applies separately to each Purchase Payment, decreases to zero over time in accordance with the following schedule:

No. of Contract Years from                                  Contingent Deferred
Receipt of Purchase Payment                                Sales Charge Percent
--------------------------------------------------------------------------------
0-1..............................................                    9%
2................................................                    9%
3................................................                    8%
4................................................                    7%
5................................................                    5%
6................................................                    3%
7 and more.......................................                    0%
--------------------------------------------------------------------------------

Subject to any certain limitations, every year you can take money out of your Contract, without the Withdrawal Charge, in an amount equal to the greater of:
(i) 10% of the value of your Contract, or (ii) the IRS minimum distribution requirement for your Contract if issued as an Individual Retirement Annuity or in conjunction with certain qualified Plans, or (iii) the total of your Purchase Payments that have been in the Contract for more than 7 complete years. Additionally, Jefferson National may reduce or eliminate the sales, administrative, or other expenses with certain Contracts in cases when it expects to incur lower sales and administrative expenses or perform fewer services (see "Reduction or Elimination of Contract Charges").

(2) We waive this fee if your Individual Account value is $25,000 or greater. We reserve the right to reduce or waive the fee.

(3) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least April 30, 2009. The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

--------------------------------------------------------------------------------

Examples of Fees and Expenses

      This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses.

      The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

Assuming Maximum Investment                                      1 year           3 years            5 years           10 years
Portfolio Operating Expenses...........................         $1363.48          $3802.49          $5655.46           $9148.22

Assuming Minimum Investment                                      1 year           3 years            5 years           10 years
Portfolio Operating Expenses...........................         $1004.27          $1321.59          $1488.48           $2261.51

(2) If you annuitize at the end of the applicable time period (except under certain circumstances):

Assuming Maximum Investment                                      1 year           3 years            5 years           10 years
Portfolio Operating Expenses...........................         $1363.48          $3802.49          $5190.80           $9148.22

Assuming Minimum Investment                                      1 year           3 years            5 years           10 years
Portfolio Operating Expenses...........................         $1004.27          $1321.59          $1046.53           $2261.51

(3) If you do not surrender your Contract:

Assuming Maximum Investment                                      1 year           3 years            5 years           10 years
Portfolio Operating Expenses...........................         $553.00           $3069.57          $5190.80           $9148.22

Assuming Minimum Investment                                      1 year           3 years            5 years           10 years
Portfolio Operating Expenses...........................         $197.00           $609.09           $1046.53           $2261.51

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Condensed Financial Information

      Appendix B to this prospectus contains tables that show accumulation unit values and the number of accumulation units outstanding for each of the Sub-accounts of the Variable Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

The Company

      Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, We were known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

      We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp.

      The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

The Achievement and The Educator Variable Annuity Contracts

      This prospectus describes The Achievement and The Educator individual fixed and variable annuity contracts (Contracts) offered by Jefferson National. An annuity is a contract between you (the Owner) and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract is in the Annuity Period. During the Accumulation Period, the Contracts provide a way for you to invest on a tax deferred basis in the Sub-accounts of the Variable Account and in the Fixed Account. This means earnings are taxed when you make a withdrawal.

      The Contracts may be issued in conjunction with certain qualified and non-qualified retirement Plans. If you are considering purchasing a Qualified Contract, you should be aware that this annuity will fund a retirement Plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the contract is suitable for your tax qualified Plan.

      The Contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. If you select the variable portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Annuity Period from the variable annuity portion of the Contract also depends upon the investment performance of the Investment Portfolios you select for the annuity.

      In certain states, the Contract may also offer a Fixed Account investment option. The Fixed Account is part of the general account assets of the Company. Interest is credited at a rate that is guaranteed by Us to be no less than the minimum rate prescribed in your Contract. The Fixed Account is only available for investment during the Accumulation Period.

      You can choose to receive Annuity Payments on a variable basis, fixed basis or a combination of both. If you choose variable payments, the amount of the Annuity Payments you receive will depend upon the investment performance of the Investment Portfolio(s) you select for the Annuity Period. If you elect to receive payments on a fixed basis, the payments you receive will remain level for the period of time selected.

      We may, at Our option and with prior notice, cancel certain Contracts in which no Purchase Payments have been made, or if the Contract Value is less than $500. When the Contract is canceled, We will pay you the Contract Value determined as of the Valuation Period during which the Contract was canceled, less any outstanding loans, any Withdrawal Charge, and the $30 Annual Administrative Fee. If your Contract is canceled, there may be adverse tax consequences (see "Taxes").

Free Look

      If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or whatever longer period is required in your state). Jefferson National deems this period as ending 15 days after it mails a Contract. When you cancel the Contract within this time period (known as the Free Look Period), We will not assess a Withdrawal Charge. We will return your Purchase Payment.

Ownership

      OWNERSHIP. You, as the Owner, are the person entitled to exercise all rights under the Contract. Joint Owners may be named for Non-Qualified Contracts. Prior to the Annuity Date, the Owner is the person designated in the application or as subsequently named.

      The Contract is either a group contract or an individual contract, depending on the state where We issued it. The individual contract is issued directly to the Owner. A group Contract is identical to the individual Contract except that it is issued to a contract holder, for the benefit of the participants in the group. Generally, if you are a participant in a group and you will receive a certificate evidencing your ownership. You, as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term Contract refers to your certificate.

      BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. Your designation of a Beneficiary may be subject to limitations or restrictions if the Contract is issued pursuant to a Qualified Plan. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

Change of Ownership

Non-Qualified Contracts:

      In the case of Non-Qualified Contracts and subject to applicable law, you may change ownership of the Contract or you may collaterally assign it at any time during the lifetime of the Annuitant prior to the Annuity Date, subject to the

--------------------------------------------------------------------------------

rights of any irrevocable beneficiary. Assigning a Contract, or changing the ownership of a Contract may be a taxable event. Any change of ownership or assignment must be made in writing. We must approve any change of ownership or assignment. Any assignment and any change, if approved, will be effective as of the date on which it is written. Jefferson National assumes no liability for any payments made or actions it takes before a change is approved or an assignment is accepted, or responsibility for the validity of any assignment.

Qualified Contracts:

      In the case of Qualified Contracts, you generally may not change ownership of the Contract nor may you transfer it, except for assignments and transfers by the trustee of an exempt employee's trust which is part of a retirement Plan qualified under Section 401 of the Code. Except as noted, if you own a Qualified Contract, you may not sell, assign, transfer, discount, or pledge (as collateral for a loan or as security for the performance of an obligation or for any other purpose) the Contract.

      MODIFICATION. Jefferson National may modify the Contract with your approval unless provided otherwise by the Contract or to comply with applicable law. After the Contract has been in force, Jefferson National may modify it except that the Mortality and Expense Risk Charge, the Withdrawal Charges and the administrative fees cannot be increased.

      A group Contract will be suspended automatically on the effective date of any modification initiated by Jefferson National if Contract Owner fails to accept the modification. Effective with suspension, no new Participants may enter the Plan but further Purchase Payments may be made on your behalf and on the behalf of other Participants then covered by the Contract.

      No modification may affect Annuitants in any manner unless deemed necessary to comply with the requirements of federal or state statutes or any rule or regulation of the United States Treasury Department.

Requesting Transactions or Obtaining Information About your Contract

      You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

      TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request transactions and receive information about your Contract by telephone (866-667-0561) or though our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures. If you do not want the ability to request transactions or receive information about your Contract by telephone or through Our Website, you should notify Us in writing.

      We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, unless We are instructed otherwise, We will accept instructions from and provide information to either you or the other Owner.

      We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will make the telephone transaction. A password will be required for Website transfers. We will send you a confirmation of all transactions. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

      We have instituted reasonable procedures to confirm that any instructions communicated are genuine. We will record all telephone calls and will ask the caller to produce your personalized data prior to our initiating any transfer requests by telephone. A password will also be required for Website transfers. Additionally, as with other transactions, you will receive a confirmation of your transfer. If reasonable procedures are employed, neither Jefferson National nor Jefferson National Securities Corporation will be liable for following instructions which it reasonably believes to be genuine.

      Subject to the earlier cut-off times described below, transfer requests received by Jefferson National before the close of trading on the New York Stock Exchange (currently 4:00 PM Eastern time) will be initiated at the close of business that day. If we receive a request later it will be initiated at the close of the next Business Day.

Options When You Terminate Your Participation In The Plan (For Group Contracts
Only)

      If you terminate your participation in a Plan before the Annuity Date, you will have the following options:

      (a) leave the Individual Account in force under the Contract, and your investment will continue to participate in the investment results of the Investment Option(s) you select. On the Annuity Date, you will begin to receive Annuity Payments. During the interim, you may elect any of the Annuity Options described below. This option will automatically apply, unless you file a written election of another option.

      (b) apply your Contract Value to provide Annuity Payments which begin immediately.

      (c) convert the Individual Account to an individual variable annuity contract of the type We are then offering.

      (d) terminate the Individual Account and receive the Contract Value less any applicable charges and outstanding loans.

Purchase

Purchase Payments

      A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. Jefferson National reserves the right to refuse any Purchase Payment.

      The Purchase Payment requirements are as follows:

      o For TSAs, the minimum initial and subsequent Purchase Payment is $50.

      o For IRAs, the minimum initial investment is $2,000 and the minimum amount of each additional Purchase Payment is $50.

      o For Non-Qualified Contracts, the minimum initial investment is $5,000 and the minimum amount of each additional lump sum Purchase Payment is $2,000 (or $200 per month).

      o If your Purchase Payment would exceed $2,000,000, the Purchase Payment will only be accepted with Our prior approval.

      We reserve the right to accept purchase payments in amounts less than the minimums set forth above. The

--------------------------------------------------------------------------------

maximum of total Purchase Payments is $2,000,000 without Our prior approval and will be subject to such terms and conditions as We may require.

      Jefferson National must approve each application. When Jefferson National accepts your application, it will issue you a Contract and allocate your Purchase Payment as described below.

Allocation of Purchase Payments

      You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect when We receive the Purchase Payment. Allocation percentages must be in whole numbers.

      Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you to get it. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time. Any transaction involving a Rydex Investment Portfolio received after the applicable cut-off time set forth in the chart below, including a transfer request involving any other Investment Portfolio not listed or any Investment Portfolio with an earlier cut-off time, will be processed on the next Business Day

------------------------------------------------------------------
                  15 Minutes Before NYSE Close
------------------------------------------------------------------
Dow 2x Strategy       NASDAQ-100(R) 2x       Russell 2000(R) 2x
                      Strategy               Strategy
------------------------------------------------------------------
S&P 500 2x Strategy   Strengthening Dollar   Weakening Dollar 2x
                      2x Strategy            Strategy
------------------------------------------------------------------
Europe 1.25x          Government Long Bond   Inverse Dow 2x
Strategy              1.2x Strategy          Strategy
------------------------------------------------------------------
Inverse Government    Inverse Mid-Cap        NASDAQ-100(R) Strategy
Long Bond             Strategy
------------------------------------------------------------------
Inverse Russell       Inverse S&P 500        Japan Advantage
2000(R) Strategy      Strategy               1.25x Strategy
------------------------------------------------------------------
Large-Cap Growth      Large-Cap Value        Mid Cap 1.5x
                                             Strategy
------------------------------------------------------------------
Mid-Cap Growth        Mid-Cap Value          Nova
------------------------------------------------------------------
NASDAQ-100(R)         Russell 2000 1.5x      Small-Cap Growth
Strategy              Strategy
------------------------------------------------------------------
Small-Cap Value       U.S. Govt Money Mkt
------------------------------------------------------------------
                  30 Minutes Before NYSE Close
------------------------------------------------------------------
Banking               Basic Materials        Biotechnology
------------------------------------------------------------------
Commodities Strategy  Consumer Products      Electronics
------------------------------------------------------------------
Energy                Energy Services        Financial Services
------------------------------------------------------------------
Health Care           Internet               Leisure
------------------------------------------------------------------
Precious Metals       Real Estate            Retailing
------------------------------------------------------------------
Technology            Telecommunication      Transportation
------------------------------------------------------------------
Utilities
------------------------------------------------------------------

Similarly, any transaction involving the DireXion Dynamic VP HY Bond Fund received after 2:00 P.M., including a transfer request involving the DireXion Dynamic VP HY Bond Fund and any other Investment Portfolio, will be processed on the next Business Day.

Investment Options

Investment Portfolios

      The Contract offers several Sub-accounts of the Variable Account, each of which invests exclusively in an Investment Portfolio listed at the beginning of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future. If you elect variable Annuity Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.

      You should read the prospectuses for these Investment Portfolios carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the underlying Investment Portfolio prospectuses, visit Our Website or call Us at: (866) 667-0561. See Appendix A which contains a summary of investment objectives and strategies for each Investment Portfolio.

      The investment objectives and policies of certain of the Investment Portfolios are similar to investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

      A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio's ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

      Shares of the Investment Portfolios are offered in connection with certain variable annuity Contracts and variable life insurance policies of various life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios are also sold directly to

--------------------------------------------------------------------------------

qualified Plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.

Administrative, Marketing and Support Services Fees

      Jefferson National and the principal underwriter for the Contracts have arrangements with the investment advisor, subadvisor, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that Jefferson National and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. Jefferson National and its affiliates may profit from these fees.

      The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by Jefferson National. The amount of the fee that an Investment Portfolio and its affiliates pay Jefferson National and/or Jefferson National's affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as ..50% of the average net assets of an Investment Portfolio attributable to the relevant contracts. This amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses.

The Fixed Account

      During the Accumulation Period, you can invest in the Fixed Account of Jefferson National. The Fixed Account offers an interest rate that is guaranteed by Jefferson National to be no less than 3% or the minimum rate prescribed by applicable state law. From time to time, We may change the interest rate credited to amounts invested in the Fixed Account. If you select the Fixed Account, your money will be placed with the other general assets of Jefferson National. The Fixed Account may not be available in your state.

      The Fixed Account is not registered under the federal securities laws and it is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

      The Administrative Charge and the Mortality and Expense Risk Charge do not apply to amounts allocated to the Fixed Account.

      If you buy the Contract as a TSA or under certain other qualified Plans, the Contract may contain a provision that allows you to take a loan against the Contract Value you have allocated to the Fixed Account. Loan provisions are described in detail in your Contract.

      See your Contract for more information regarding the Fixed Account.

The General Account

      During the Annuity Period, the portion of your Annuity Payments that are fixed will be paid out of Our general account. We guarantee a specified interest rate used in determining the Annuity Payments. If you elect a fixed Annuity Payments, the fixed portion of your Annuity Payments will remain level.

Voting Rights

      Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

Substitution

      It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.

Transfers

      You can transfer money among the Fixed Account and the Investment Portfolios. Transfers may be deferred as permitted or required by law. See Suspension of Payments or Transfers Section below.

      TRANSFERS DURING THE ACCUMULATION PERIOD. You can make a transfer to or from the Fixed Account, and to or from any Investment Portfolio. Transfers may be made by contacting Our administrative offices or through Our Website. The following apply to any transfer during the Accumulation Period:

      1.    Limits on transfers out of the Fixed Account may apply.

      2. Your request for a transfer must clearly state which Investment Options are involved in the transfer.

      3. Your request for transfer must clearly state how much the transfer is for.

      4. Your right to make transfers is subject to modification if We determine, in Our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners.

      5. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

      TRANSFERS DURING THE ANNUITY PERIOD. The following apply to any transfer during the Annuity Period:

      1. You may not transfer funds to the Fixed Account during the Annuity Period.

      2.    You may only make transfers between the Investment Portfolios.

      3. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Annuity Period.

      This product is not designed for professional market timing strategies by third parties. We reserve the right to modify or terminate the transfer privileges described above.

Excessive Trading Limits

      The Contracts are first and foremost annuity contracts,

--------------------------------------------------------------------------------

designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

      We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

      o We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

      o We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

      o the requested transaction violates Our administrative rules designed to detect and prevent market timing.

      The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to redemptions from the Contract.

      We may apply restrictions in any manner reasonably designed to prevent transfers that We consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

      SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

      The insurance-dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

      As outlined below, We have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds' prospectuses for specific information about the funds' short-term trading policies and risks.

      We have adopted policies and procedures with respect to frequent transfers. These policies apply to all Investment Portfolios except for Investment Portfolios that contain disclosure permitting active trading. As of the date of this prospectus, the only Investment Portfolios which permit active trading are those of the Rydex Variable Trust (other than Rydex Sector Rotation Fund, CLS AdvisorOne Amerigo Fund, and CLS AdvisorOne Clermont Fund, Rydex Absolute Return Strategies Fund, Rydex Multi-Cap Core Equity Fund, Rydex Hedged Equity Fund, Rydex Essential Portfolio Conservative, Rydex Essential Portfolio Aggressive, and Rydex Essential Portfolio Moderate which do not permit active trading), the DireXion Dynamic VP HY Bond Fund, and the JNF Money Market Portfolio This list may change any time without notice. Pursuant to this policy, we block trades that are the second transaction in a purchase and sale or sale and purchase involving the same Investment Portfolio in less than seven (7) days (or whatever greater time period is required by the Investment Portfolio). As of the date of this prospectus, We impose longer hold periods for the funds set forth in the following table:

----------------------------------------------------------------
                          30 Day Hold
----------------------------------------------------------------
American Century VP      American Century VP   American Century
Balanced                 Income & Growth       VP Inflation
                                               Protection
----------------------------------------------------------------
American Century VP      American Century VP   American Century
Large Company Value      Ultra                 VP Value
----------------------------------------------------------------
American Century VP      American Century VP
Vista                    International
----------------------------------------------------------------
CLS AdvisorOne Amerigo   CLS AdvisorOne        Federated
                         Clermont              Capital Income
                                               Fund II
----------------------------------------------------------------
Federated High Income    Federated             Federated
Bond Fund II             International         Kaufmann Fund II
                         Equity Fund II
----------------------------------------------------------------
Federated Market         Legg Mason            Legg Mason
Opportunity Fund II      Aggressive Growth     Capital and
                                               Income
----------------------------------------------------------------
Legg Mason Fundamental   Legg Mason High       Legg Mason Large
Value                    Yield Bond            Cap Gr.
----------------------------------------------------------------
Legg Mason Strategic     Lord Abbett           Lord Abbett
Bond                     America's Value       Growth and Income
----------------------------------------------------------------

--------------------------------------------------------------------------------

----------------------------------------------------------------
Rydex Absolute Return    Rydex Essential       Rydex Essential
Strategies               Portfolio Aggressive  Portfolio
                                               Conservative
----------------------------------------------------------------
Rydex Essential          Rydex Hedged Equity   Rydex Multi-Cap
Portfolio Moderate                             Core Equity
----------------------------------------------------------------
Rydex Sector Rotation
----------------------------------------------------------------
                          60 Day Hold
----------------------------------------------------------------
Dreyfus International    Dreyfus Small Cap     Dreyfus Socially
Value                    Stock Index           Responsible
                                               Growth
----------------------------------------------------------------
Dreyfus Stock Index      Third Avenue Value
----------------------------------------------------------------
                          90 Day Hold
----------------------------------------------------------------
AllianceBernstein        Janus Aspen Balanced  Janus Aspen Forty
Growth and Income
----------------------------------------------------------------
Janus Aspen Global       Janus Aspen Growth    Janus Aspen
Life Science             and Income            International
                                               Growth
----------------------------------------------------------------
Janus Aspen Large Cap    Janus Aspen Mid Cap   Janus Aspen Mid
Growth                   Growth                Cap Value
----------------------------------------------------------------
Janus Aspen Small        Janus Aspen
Company Value            Worldwide Growth
----------------------------------------------------------------

This list may change at any time without notice. If only one portion of a transfer request involving multiple Investment Portfolios violates our policy, the entire transfer request is blocked.

      We monitor transfers and impose these rules across multiple Contracts owned by the same owner. Thus, if you own two Contracts and make a purchase in an Investment Portfolio in Contract 1, you will have to wait at least seven (7) days (or such greater time period as set forth in the table above) to make a sale in the same Investment Portfolio in Contract 2. With the exception of contributions to, and withdrawals from, the Contract, all transfers are monitored, including without limitation, systematic transfers such as dollar cost averaging, rebalancing, systematic contributions and systematic withdrawals. Transactions are not monitored if they are scheduled at least 7 days in advance. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities holdings to individuals, if any. If you (or your agent's) Website transfer request is restricted or denied, we will send notice via U.S. Mail.

Dollar Cost Averaging Program

      The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

      Subject to Our administrative procedures, you may specify the Business Day on which dollar cost averaging transfers will be made. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Option(s) from which you are transferring is zero. We will notify you when that happens. A transfer request will not automatically terminate the DCA Program.

      There is no additional charge for the DCA Program. However, We reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state.

      Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the Fixed Account or selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.

Rebalancing Program

      Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your Investment Allocation of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You must use whole percentages in 1% increments for rebalancing. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

      EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Sub-accounts. You want 40% to be in the Fixed Income Portfolio Sub-account and 60% to be in the Growth Portfolio Sub-account. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fixed Income Portfolio Sub-account now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Jefferson National would sell some of your units in the Fixed Income Portfolio Sub-account to bring its value back to 40% and use the money to buy more units in the Growth Portfolio Sub-Account to increase those holdings to 60%.

Advisory Fee Withdrawals

      Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract. Certain investment advisors have made arrangements with us to make their services available to you. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

      Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a withdrawal charge (Withdrawal Charge). You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract.

Interest Sweep Program

      You can elect to transfer (sweep) your interest from the Fixed Account to the Sub-accounts on a periodic and systematic basis. Currently, there is no charge for the Interest Sweep Program.

Expenses

      There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

Insurance Charges

      Each day, We make a deduction for Insurance Charges. These charges include the Annual Expenses of the Variable Account (Mortality and Expense Risk Fees plus the Administrative Charge). The Insurance Charges do not apply to amounts allocated to the Fixed Account.

      The Insurance Charges compensate the Company for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. These charges include the Variable Account Annual Expenses (Mortality and Expense Risk Fees plus the Administrative Charge). The Insurance Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. If the Insurance Charges are insufficient, then We will bear the loss. Any profits we derive from the Insurance Charges will become part of our general account assets and can be used for any lawful purpose, including the costs of selling the contracts.

      The Insurance Charges will be as follows:

                            Current Insurance Charge
                            ------------------------
                                      1.40%

Annual Administrative Fee

      On each Contract Anniversary during the Accumulation Period, We deduct $30 from your Contract as an Annual Administrative Fee. We reserve the right to reduce or waive the fee. This charge is for certain administrative expenses associated with the Contract.

      We do not deduct the Annual Administrative Fee if the value of your Contract is $25,000 or more on the Contract Anniversary. If you make a full withdrawal on other than a Contract Anniversary, and the value of your Contract is less than $25,000, We will deduct the full Annual Administrative Fee at the time of the full withdrawal. If, when you begin to receive Annuity Payments, the Annuity Date is a different date than your Contract Anniversary, We will deduct the full Annual Administrative Fee on the Annuity Date unless the Contract Value on the Annuity Date is $25,000 or more.

      The Annual Administrative Fee will be deducted first from the Fixed Account. If there is insufficient value in the Fixed Account, the fee will then be deducted from the Sub-account with the largest balance.

      No Administrative Fee is deducted during the Annuity Period.

Withdrawal Charge

      During the Accumulation Period, you can make withdrawals from your Contract. Withdrawals are taken from earnings first and then Purchase Payments. A Withdrawal Charge may be assessed against Purchase Payments withdrawn. Each Purchase Payment has its own Withdrawal Charge period. When you make a withdrawal, the charge is deducted from Purchase Payments (oldest to newest). Subject to the waivers discussed below, if you make a withdrawal and it has been less than the stated number of years since you made your Purchase Payment, you will have to pay a Withdrawal Charge. The Withdrawal Charge compensates Us for expenses associated with selling the Contract. The charge is a percentage of the amount you withdraw (not to exceed 8.5% of the aggregate amount of the Purchase Payments made) and equals:

NUMBER OF YEARS
FROM RECEIPT                                    WITHDRAWAL
OF PURCHASE PAYMENT                               CHARGE
-------------------------------------------------------------
First Year..................................         9%
Second Year.................................         9%
Third Year..................................         8%
Fourth Year.................................         7%
Fifth Year..................................         5%
Sixth Year..................................         3%
Seventh Year and later......................         0%
-------------------------------------------------------------

      In addition, the following circumstances further limit or reduce Withdrawal Charges, in some states, as applicable:

      o for issue ages up to 52, there is no Withdrawal Charge for withdrawals made after the 15th Contract year;

      o for issue ages 53 to 56, there is no Withdrawal Charge for withdrawals made after you attain age 67;

      o for issue ages 57 and later, any otherwise applicable Withdrawal Charge will be multiplied by a factor ranging from 0.9 to 0 for Contract years one through ten and later, respectively.

      FREE WITHDRAWALS. Once each Contract year you can withdraw money from your Contract, without a Withdrawal Charge, in an amount equal to the greater of:

      o 10% of the value of your Contract (on a non-cumulative basis) )(excluding payments made by Us to Your Investment Advisor);

      o the IRS minimum distribution requirement for this Contract if it was issued as an individual retirement annuity or in conjunction with certain qualified retirement Plans; or

      o the total of your Purchase Payments that have been in the Contract for 7 or more complete years.

      On or after the Annuity Date, We may assess Withdrawal Charges for withdrawals made under the Fourth and Fifth Annuity Options. We will not assess withdrawal charges which would otherwise apply:

      (i)   if the Annuitant dies;

      (ii)  if you die; or

      (iii) if We make payments under an annuity option that begins at least four years after the effective date of the Contract and is paid under any life Annuity Option, or any option with payments for a minimum period of five years.

      If you withdraw your entire Contract Value, We will deduct the Withdrawal Charge from the Contract Value and pay the balance to you.

      If you make a partial withdrawal and you request to receive a specific amount, unless you instruct us otherwise, we will deduct the Withdrawal Charge from your remaining Contract Value after the withdrawal and pay you the amount you requested.

Waiver of Withdrawal Charge

      In addition to the free withdrawal amount discussed above, the Withdrawal Charge may be waived under certain circumstances. If the Contract is owned by Joint Owners, these benefits apply to either owner.

      UNEMPLOYMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

      o     your Contract has been in force for at least 1 year;

      o you provide Us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;

      o you were employed on a full time basis and working at least 30 hours per week on the date your Contract was issued;

      o     your employment was involuntarily terminated by your employer; and

      o you certify to Us in writing that you are still unemployed when you make the withdrawal request.

      This benefit may be used by only one person including in the case of Joint Owners or if the Contract is continued by a spouse after the death of the Owner. This benefit may not be available in your state.

      NURSING CARE CONFINEMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

      o you are confined in a qualified nursing care center (as defined in the rider to the Contract) for 90 consecutive days;

      o     confinement begins after the first Contract year;

      o confinement is prescribed by a qualified physician and is medically necessary;

      o request for this benefit is made during confinement or within 60 days after confinement ends; and

      o     We receive due proof of confinement.

      This benefit may be used by only one person including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. This benefit may not be available in your state.

      TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your Contract Value after a qualified physician (as defined in the rider to the Contract) provides notice that the Owner has a terminal illness (which is expected to result in death within 12 months from the notice).

      o To qualify, the diagnosis and notice must occur after the first Contract year ends.

      o This benefit is not available if you have a terminal illness on the date the Contract is issued. All other limitations under the Contract apply.

      This benefit may only be used one time including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. If the Contract is continued by a spousal Beneficiary, this benefit will not be available if used by the previous Owner. This benefit may not be available in your state.

Reduction or Elimination of the Withdrawal Charge

      We may reduce or eliminate the amount of the Withdrawal Charge when the Contract is sold under circumstances, which reduce Our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Us. We will not deduct a Withdrawal Charge when a Contract is issued to an officer, director or employee of Our company or any of Our affiliates. Any circumstances resulting in the reduction or elimination of the Withdrawal Charge requires Our prior written approval. In no event will reduction or elimination of the Withdrawal Charge be permitted where it would be unfairly discriminatory to any person.

Investment Portfolio Expenses

      There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Expenses Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

Premium Taxes

      We may deduct any premium tax due from Purchase Payments or from Individual Contract values at the annuity commencement date or at any such other time as Jefferson National determines in its sole discretion. The current range of premium taxes in jurisdictions in which we make the Contracts available is from 0% to 3.5%.

Income Taxes

      We will deduct from the Contract any income taxes, which We incur because of the Contract. At the present time, We are not making any such deductions.

Contract Value

      Your Contract Value is the sum of your assets in the various Sub-accounts of the Variable Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization. The value of any assets in the Sub-account(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, We use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract, We call the unit an Annuity Unit. The Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract.

Accumulation Units

      Every Business Day, We determine the value of an Accumulation Unit for each of the Sub-accounts by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor is determined by:

      1. dividing the value of an Sub-account share at the end of the current Business Day (and any charges for taxes) by the value of an Sub-account share for the previous Business Day; and

      2.    subtracting the daily amount of the Insurance Charges.

      The value of an Accumulation Unit may go up or down from Business Day to Business Day.

      When you make a Purchase Payment, We credit your

--------------------------------------------------------------------------------

Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, We deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when We deduct certain charges under the Contract. Whenever We use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

      We calculate the value of an Accumulation Unit for each Sub-account after the New York Stock Exchange closes each Business Day and then credit your Contract.

      EXAMPLE: On Wednesday We receive an additional Purchase Payment of $4,000 from you. You have told Us you want this to go to the Equity Portfolio Sub-account. When the New York Stock Exchange closes on that Wednesday, We determine that the value of an Accumulation Unit for the Equity Portfolio Sub-account is $12.25. We then divide $4,000 by $12.25 and credit your Contract on Wednesday night with 326.53 Accumulation Units for the Equity Portfolio Sub-account.

Access to Your Money

      You can have access to the money in your Contract:

      o     by making a withdrawal (either a partial or a complete withdrawal);

      o     by electing to receive Annuity Payments;

      o where available, obtaining a loan based on the value of your Contract; or

      o     when a death benefit is paid to your Beneficiary.

      Withdrawals can only be made during the Accumulation Period. For certain Qualified Contracts, your withdrawal rights may be restricted and may require the consent of your spouse as required under the Code.

      When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any applicable Withdrawal Charge, less any premium tax, less any outstanding Loan Amount (including the pro rata interest accrued), and less any Administrative Fee.

      If you make a partial withdrawal, You must tell Us which Investment Option (Sub-account or the Fixed Account) you want the withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any Sub-account or the Fixed Account must be for at least $250. Jefferson National may require that after a partial withdrawal is made there must be at least $500 left in your Contract.

      Once We receive your request for a withdrawal from an Investment Option We will pay the amount of that withdrawal within 7 days. Withdrawals may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section.

      A withdrawal may result in a withdrawal charge and/or tax consequences (including an additional 10% tax penalty under certain circumstances).

      Certain withdrawal restrictions may apply if your Contract is issued in connection with a Section 403(b) tax-qualified plan (also known as a tax-sheltered annuity). See "Withdrawal Charge" and "Taxes" in this Prospectus.

Suspension of Payments or Transfers

      We may be required to suspend or postpone withdrawals or transfers for any period when:

      1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

      2.    trading on the New York Stock Exchange is restricted;

      3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or We cannot reasonably value the shares of the Investment Portfolios;

      4. during any other period when the SEC, by order, so permits for the protection of owners.

      We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months. If mandated under applicable law, We may be required to reject a Purchase Payment and/or otherwise block access to an owner's Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

Restrictions Under Optional Retirement Programs

      If you own your Contract in conjunction with participation in certain Optional Retirement Programs (ORP), you can withdraw your interest in the Contract only upon:

      (1) termination of employment in all public institutions of higher education as defined by applicable law;

      (2)   retirement; or

      (3)   death.

      Accordingly, you (as a participant in an ORP) may be required to obtain a certificate of termination from your employer before you can withdraw your interest. Certain Plans may have additional restrictions on distributions.

Restrictions Under Section 403(b) Plans

      If you own the Contract under a TSA or 403(b) Plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under the following circumstances:

      (1)   when you reach age 59 1/2;

      (2)   when you leave your job;

      (3)   when you die;

      (4)   if you become disabled (as that term is defined in the Code);

      (5)   made in the case of hardship; or

      (6) made pursuant to a qualified domestic relations order, if otherwise permitted.

      Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any earnings.

      The limitations on withdrawals became effective on January 1, 1989, and apply only to:

      o     salary reduction contributions made after December 31, 1988;

      o     income attributable to such contributions; and

      o     income attributable to amounts held as of December 31, 1988.

      The limitations on withdrawals do not affect rollovers or transfers between certain qualified Plans. Tax penalties may also apply.

Systematic Withdrawal Program

      The systematic withdrawal program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All

--------------------------------------------------------------------------------

systematic withdrawals will be withdrawn from the Fixed Account and the Sub-accounts on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. We do not currently charge for the Systematic Withdrawal Program, however, the withdrawals may be subject to a Withdrawal Charge.

      Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Loans

      Your Contract may contain a loan provision issued in connection with certain qualified Plans. If you own a Contract which contains a loan provision, you may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. You should consult a tax adviser and retirement Plan fiduciary before exercising loan privileges. Loan provisions are described in detail in your Contract.

      The amount of any loan will be deducted from the Death Benefit Amount. Additionally, the amount of any loan will be deducted from any complete withdrawal. Loans will also affect the amount available for partial withdrawal.

      If you fail to repay the loan in accordance with the terms of the loan, your loan may default. A loan default may be treated as a withdrawal. A loan default will reduce your Contract Value. There may also be adverse tax consequences to a loan default. Consult with your tax adviser.

      A loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment performance of the Investment Options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.

Death Benefit

Death Benefit During the Accumulation Period

      If you, or your Joint Owner, or the Annuitant (as determined by your Contract) die before Annuity Payments begin, We will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Additional requirements may apply to qualified Contracts. Until We distribute the Death Benefit Amount, the Death Benefit Amount in the Sub-Accounts will be subject to investment risk, which is borne by the Beneficiary. If you designate multiple Beneficiaries, upon payment of the Death Benefit Amount to the first Beneficiary, any remaining Death Benefit Amount invested in the Investment Portfolios will be placed in a money market account until we receive election for the payment of the remaining Death Benefit Amount.

Death Benefit Amount During the Accumulation Period

      If the death occurs prior to age 80 and before the seventh Contract Anniversary, the Death Benefit Amount will be the greater of:

      (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

      (2) the total Purchase Payments you have made, less any partial withdrawals.

      If the death occurs prior to age 80 and any time after your seventh Contract Anniversary, the Death Benefit Amount will be the greater of:

      (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

      (2) the Contract Value the day before the previous seven Contract Anniversaries plus any Purchase Payments made and less subsequent partial withdrawals since then; or

      (3)   the total Purchase Payments made, less any partial withdrawals.

      If death occurs after reaching the age of 80, the Death Benefit Amount will be the Contract Value on the date We receive due proof of death and a payment election. The Death Benefit Amount will be reduced by any outstanding loans.

Payment of the Death Benefit During the Accumulation Period

      Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner, Annuitant or a Joint Owner (as determined by your Contract) during the Accumulation Period (including, without limitation, non-qualified stretch options).

      OPTION 1--lump sum payment of the Death Benefit Amount; or

      OPTION 2--the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner, Joint Owner, or Annuitant (as determined by your Contract); or

      OPTION 3--payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution beginning within 1 year of the date of death.

      Unless you have previously designated one of the payment options above, (including without limitation, non-qualified stretch options), a Beneficiary who is also the spouse of the deceased Owner may elect to:

      o continue the Contract in his or her own name at the then current Death Benefit Amount; or

      o     elect a lump sum payment of the Death Benefit Amount; or

      o     apply the Death Benefit Amount to an Annuity Option.

      If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any form other than a lump sum, may only be elected during the 60-day period beginning with the date of receipt by Us of due proof of death.

Death Benefit During the Annuity Period

      If you, a joint Owner or the Annuitant (as determined by your Contract), dies during the Annuity Period, any remaining Guaranteed Annuity Payments under the Annuity Option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of death. Any such Annuity Payments will be made to the Beneficiary. If no Beneficiary is living, the remaining guaranteed Annuity Payments, will be paid to the estate of the Annuitant.

Annuity Payments (The Annuity Period)

      Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life We look to when We determine Annuity Payments.

      The Annuity Date may not be later than the first Contract


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year after the Annuitant's 90th birthday or the maximum date permitted under applicable state law. If the Owner is 85 or older on the date of issue, the Annuity Date may not be later than the fifth Contract year. If no Annuity Date is selected, we will assume the latest possible Annuity Date.

      For a Contract held under a tax qualified retirement arrangement (other than an IRA), the Annuity Date generally may not be later than (i) April 1 of the year after the year in which the Annuitant attains age 70 1/2, or (ii) the calendar year in which the Annuitant retires if later. You can also choose among income plans. We call those Annuity Options. You can elect an Annuity Option by providing Us with a written request. You can change the Annuity Option at any time up to 30 days before the existing Annuity Date. If you do not choose an Annuity Option, We will assume that you selected Option 2, which provides a life annuity with 10 years of guaranteed Annuity payments.

      During the Annuity Period, you can choose to have fixed Annuity Payments (these payments will be based on the performance of Jefferson National's general account), variable Annuity Payments (these payments will come from the Investment Portfolios) or a combination of both. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date. Unless you tell us otherwise, any money in the Fixed Account will be applied to a fixed annuity.

Annuity Payment Amount

      If you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your payment will depend upon:

      1) The Contract Value or the Death Benefit Amount (if the Annuity Option is selected to pay the Death Benefit Amount applied to a variable Annuity Option on the Annuity Date);

      2) The 3% or 5% (as you select prior to the Annuity Date) assumed investment rate used in the annuity table for the Contract;

      3)    The performance of the Investment Portfolio(s) you selected; and

      4)    The Annuity Option you selected.

      You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual rate is less than 3% or 5% (as you selected) your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines.

      On the Annuity Date, the Contract Value less any premium tax, less any outstanding Loan Amount, Withdrawal Charge, and less any Administrative Fee will be applied under the Annuity Option you selected. If you select an Annuity Date that is on or after the 4th Contract Anniversary, and you choose an Annuity Option that has a life contingency for a minimum of 5 years, We will apply your Contract Value, less any premium tax and less any outstanding Loan Amount to the Annuity Option you elect. If the Annuity Option is being elected to pay the Death Benefit Amount, the Death Benefit Amount will be applied under the Annuity Option elected.

      If your Annuity Payments would be less than $50 a month, We have the right to change the frequency of payments so that your Annuity Payments are at least $50. However, We will make Annuity Payments no less frequently than annually.

      Unless you notify Us otherwise, We will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

Annuity Options

      You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

      FIRST OPTION--INCOME FOR LIFE. Under this Annuity Option, We will make monthly Annuity Payments during the lifetime of the payee. The Annuity Payments will cease with the last monthly Annuity Payment due prior to the death of the payee. Of the first two Annuity Options, this Annuity Option offers the maximum level of monthly Annuity Payments since it would be possible under this option to receive only one Annuity Payment if the payee died prior to the due date of the second Annuity Payment and there is no provision for a Death Benefit Amount payable to a Beneficiary.

      SECOND OPTION--INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. Under this option, We will make monthly Annuity Payments during the lifetime of the payee with the guarantee that if, at the death of the payee, We have made Annuity Payments for less than 120, 180 or 240 months, as elected, We will continue to make Annuity Payments during the remainder of such period to your Beneficiary. If no Beneficiary is designated, Jefferson National will, in accordance with the Contract provisions, pay the payee's estate a lump sum equal to the present value, as of the date of death, of the number of guaranteed Annuity Payments remaining after that date, computed on the basis of the assumed net investment rate used in determining the first monthly payment. Because this option provides a specified minimum number of Annuity Payments, this option results in somewhat lower Annuity Payments per month than the First Option.

      THIRD OPTION--INCOME FOR LIFE WITH REFUND AT DEATH. Under this Annuity Option, We will make monthly Annuity Payments for the installment refund period. This is the time required for the sum of the Annuity Payments to equal the amount applied, and thereafter for the life of the payee. If the payee dies before We have refunded the amount applied under this Annuity Option, the present value of the remaining Annuity Payments will be paid to the designated Beneficiary in accordance with a settlement option then available as chosen by the Beneficiary.

      FOURTH OPTION--INCOME FOR SPECIFIED PERIOD. Under this Annuity Option, We will make monthly Annuity Payments for the number of years selected. The period may be from 3 through 20. If you elect to receive Annuity Payments under this Annuity Option on a variable basis, Annuity Payments will vary monthly in accordance with the net performance of the Sub-accounts of the Variable Account. If the payee dies before We have made the specified number of monthly Annuity Payments, the present value of the remaining Annuity Payments will be paid to the designated Beneficiary in a lump sum payment.

      To the extent that you select this Annuity Option on a variable basis, at any time during the Maturity Period you may elect that the remaining value:

      (1)   be paid in one sum, or

      (2)   be applied to effect a lifetime annuity under one of the

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            first two Annuity Options described above, as long as the
            distribution will be made at least as rapidly as during the life of the payee.

      Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue after the Annuity Date. Accordingly, We will continue to make deductions for Insurance Charges these risks from the Individual Account values.

      FIFTH OPTION--INCOME OF SPECIFIED AMOUNT. Under this Annuity Option, We will make Annuity Payments of a designated dollar amount on a monthly, quarterly, semi-annual, or annual basis until your Contract Value under this Annuity Option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years. If the payee dies before the Contract Value is exhausted, We will pay the remaining Contract Value to the Beneficiary in a lump sum payment. In lieu of a lump sum payment, the Beneficiary may elect an Annuity Option for distribution of any amount on deposit at the date of the payee's death which will result in a rate of payment at least as rapid as the rate of payment during the life of the payee.

      If you elect this Option on a variable basis, at any time during the Annuity Period you may elect the remaining value be applied to provide a lifetime annuity under one of the first two Annuity Options described above, as long as the distribution will be made at least as rapidly as during the life of the payee. Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the Annuity Period. Accordingly, We will continue to make deductions for Insurance Charges the Individual Account values.

Taxes

      NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. If your Contract pays a death benefit upon the death of the annuitant, rather than owner, please consult a tax advisor regarding the tax treatment of this benefit. You should consult your tax adviser about your own circumstances.

Annuity Contracts in General

      When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

      Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

      Diversification Requirements. The Internal Revenue Code (Code) requires that the investments of each investment division of the Variable Account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

      Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the Variable Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over Variable Account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the Variable Account assets supporting the Contract.

      Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

      Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

      If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

      For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or

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Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions".

      Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

      Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

      The following discussion generally applies to Contracts owned by natural persons.

      Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

      Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

      o     made on or after the taxpayer reaches age 59 1/2;

      o     made on or after the death of an Owner;

      o     attributable to the taxpayer's becoming disabled; or

      o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

      Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

      Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

      Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

      Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

      Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

      Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

Taxation of Qualified Contracts

      The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in
Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457

Possible Tax Law Changes

      Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

      We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information

Legal Proceedings

      Like other life insurance companies, there is a possibility that We may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Jefferson National nor Jefferson National Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account. On August 9, 2004, Jefferson National and Inviva, Inc., a shareholder of Jefferson National and its former

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parent, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements which, to the greatest extent, involved The Monument variable annuity and, to a much lesser extent, the Advantage Plus variable annuity. The market timing arrangements were in place when Inviva acquired Jefferson National in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5 million pool, $1.5 million of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

      On August 9, 2004, Jefferson National and Inviva submitted a Stipulation of Settlement to the New York Attorney General ("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require Jefferson National or Inviva to make any additional payments.

The Variable Account

      We established a separate account, Jefferson National Life Annuity Account E (Variable Account), to hold the assets that underlie the Contracts. Prior to May 1, 2003, the Variable Account was know as Conseco Variable Annuity Account E and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account E. The Board of Directors of Jefferson National adopted a resolution to establish the Variable Account under Texas Insurance law on November 12, 1993. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Variable Account is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

      The assets of the Variable Account are held in Our name on behalf of the Variable Account and legally belong to Us. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business We may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts We may issue.

      Where permitted by law, We may:

      o     create new separate accounts;

      o combine separate accounts, including combining the Variable Account with another separate account established by the Company;

      o transfer assets of the Variable Account, which We determine to be associated with the class of policies to which this policy belongs, to another separate account;

      o     transfer the Variable Account to another insurance company;

      o add new Sub-accounts to or remove Sub-accounts from the Variable Account, or combine Sub-accounts;

      o     make the Sub-accounts available under other policies We issue;

      o     add new Investment Portfolios or remove existing Investment
            Portfolios;

      o     substitute new Investment Portfolios for any existing

      Investment Portfolio, which We determine, is no longer appropriate in light of the purposes of the Variable Account;

      o deregister the Variable Account under the Investment Company Act of 1940; and

      o operate the Variable Account under the direction of a committee or in another form.

Distributor

      Jefferson National Securities Corporation (JNSC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is registered as a broker-dealer under the Securities Exchange Act of 1934. JNSC is a member of the Financial Industry Regulatory Authority. Sales of the Contracts will be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

      Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers' commissions may be up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the Contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

      In addition, under certain circumstances, payments may be made to certain sellers or Financial Advisors for other services not directly related to the sale of contracts.

Financial Statements

      Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

      The financial statements of Jefferson National Life Annuity Account E are included in the Statement of Additional Information.

Independent Registered Public Accounting Firm

      The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2006 and 2007, and for each of the three years in the period then ended December 31, 2007, and the financial statements of Jefferson National Life Annuity Account E as of December 31, 2007 and for each of the two years in the period then ended December 31, 2007 appearing in this Statement of Additional Information have been audited by BDO Seidman LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

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APPENDIX A--MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS

      Below is a summary of the investment objectives and strategies of each Investment Portfolio available under the Contract. There can be no assurance that the investment objectives will be achieved.

      The Investment Portfolio prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each Investment Portfolio. The following descriptions are qualified in their entirety by the prospectus for each Investment Portfolio.

AIM VARIABLE INSURANCE FUNDS

      The AIM Variable Insurance Funds is a mutual fund with multiple portfolios. Invesco Aim Advisors, Inc. serves as the investment advisor. AIM Funds Management Inc. (AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. on or prior to December 31, 2008); Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited serves as the investment subadvisors.. The following Investment Portfolios are available under the Contract:

AIM V.I. Basic Value - Series II shares

      The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations in excess of $5 billion.

AIM V.I. Core Equity -- Series I shares

      The fund's investment objective is growth of capital. The fund seeks to meet its objective by investing normally at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term above average growth in earnings, and growth companies that are believed to have the potential for above-average growth in earnings.

AIM V.I. Financial Services - Series I shares

      The fund's investment objective is capital growth. The fund seeks to meet its objective by investing, normally, least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers engaged primarily in financial services-related services.

AIM V.I. Global Health Care - Series I shares

      The fund's investment objective is capital growth. The fund seeks to meet this objective by investing, normally, at least 80% of its assets in securities of health care industry companies.

AIM V.I. Global Real Estate - Series I shares

      The fund's investment objective is high total return through growth of capital and current income. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies, including real estate investment trusts (REITs).

AIM V.I. High Yield - Series I shares

      The fund's investment objective is a high level of current income. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in debt securities that are determined to be below investment grade quality because they are rated BB/Ba or lower by Standard & Poor's Ratings Services, Moody's Investors Service, Inc., or any other nationally recognized statistical rating organization (NRSRO), or are determined by the portfolio managers to be of comparable quality to such rated securities.

AIM V.I. Mid Cap Core Equity - Series II shares

      The fund's investment objective is long-term growth of capital. The fund seeks to meet this objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies.

AIM V.I. Technology - Series I shares

      The fund's investment objective is capital growth. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers engaged primarily in technology-related industries.

THE ALGER AMERICAN FUND

      The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following Investment Portfolios are available under the Contract:

Alger American Capital Appreciation (f/k/a Alger American Leveraged AllCap)

      The Fund seeks long-term capital appreciation. Under normal market circumstances, the Portfolio invests at least 85% of its net assets plus any borrowings for investment purposes in equity securities of companies of any market capitalization that the Manager believes demonstrate promising growth potential. The Portfolio can leverage, that is, borrow money to buy additional securities. By borrowing money, the Portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

Alger American Growth (name changing to Alger American LargeCap Growth 7/1/2008)

      The Fund seeks long-term capital appreciation. The following principal strategy is in effect through June 30, 2008: The Portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of companies that have a market capitalization of $1 billion or greater. Growth Portfolio is hereby providing shareholders with notice of a new name and principal strategy. Effective July 1, 2008 the Portfolio will be named the Alger American LargeCap Growth Portfolio. Rather than representing a change in the Portfolio's investment strategies, the new name and related policies will better reflect the Portfolio's current actual investment practice. From July 1, 2008, as now, the Portfolio will focus on growing companies that generally have broad product lines, markets, financial resources and depth of management. Effective July 1, 2008 under normal circumstances the Portfolio will invest at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000 Growth Index, updated quarterly as reported as of the most recent quarter-end. This index is designed to track the performance of large-capitalization growth stocks. At December 31, 2007, the market capitalization of the companies in this index ranged from $624 million to $527.7 billion.

Alger American MidCap Growth

      The Fund seeks long-term capital appreciation. The Portfolio focuses on mid-sized companies that the Manager believes demonstrate promising growth potential. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks. At December 31, 2007, the market capitalization of the companies in these indexes ranged from $263 million to $42 billion.

Alger American Small Cap Growth (f/k/a Alger American Small Capitalization) Closed to new investors.

      The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of the securities, have a total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, updated quarterly. Both indexes are broad indexes of small capitalization stocks.

ALLIANCEBERNSTEIN L.P.

      AllianceBernstein L.P. is one of the largest publicly traded global asset management firms in the world with approximately $800 billion in assets under management at December 31, 2007. AllianceBernstein provides diversified, investment management services that include global growth, value and style blend equities, and fixed income services to institutional, high net worth and retail clients worldwide.

AllianceBernstein Growth and Income

      The Portfolio's investment objective is long-term growth of capital. The Portfolio invests primarily in the equity securities of U.S. companies that the Adviser believes are undervalued. The Adviser believes that, over time, a company's stock price will come to reflect its intrinsic economic value. The Adviser uses a disciplined investment process to evaluate the companies in the Adviser's extensive research universe and to identify the stocks of companies that offer the best combination of value and potential for price appreciation. The Portfolio may invest in companies of any size and in any industry.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

      American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple funds. The funds' investment adviser is American Century Investment Management, Inc, except for American Century Investments VP International Fund, which has American Century Global Investment Management, Inc. as an investment adviser. The following Investment Portfolios are available under the Contract:

American Century Investments VP Balanced

      The American Century Investments VP Balanced Fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

American Century Investments VP Income & Growth

      The VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

American Century Investments VP Inflation Protection

      The American Century VP Inflation Protection Fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Investments VP International

      The American Century VP International Fund seeks capital growth by investing primarily in securities of foreign companies that management believes to have potential for appreciation.

American Century Investments VP Large Company Value (Class I)

      The American Century VP Large Company Value Fund seeks long-term capital growth. Income is a secondary objective. The fund invests primarily in equity securities of large companies that management believes to be undervalued at the time of purchase.

American Century Investments VP Ultra(R) (Class I)

      The American Century VP Ultra Fund seeks long-term capital growth by investing in common stocks considered by management to have better-than-average prospects for appreciation.

American Century Investments VP Value

      The American Century VP Value Fund seeks long-term capital growth with income as a secondary objective. It invests primarily in equity securities of well-established companies that management believes to be undervalued at the time of purchase.

American Century Investments VP Vista(SM) (Class I)

      The American Century VP Vista(SM) Fund seeks long term capital growth by investing in stocks of medium-sized and smaller companies that management believes will increase in value over time.

THE DIREXION INSURANCE TRUST

      The DireXion Insurance Trust is managed by Rafferty Asset Management, LLC, which provides investment services to the Fund. Rafferty is located at 33 Whitehall St. 10th Floor, New York, NY 10004. As of the date of this prospectus the DireXion Dynamic VP HY Bond Fund permits active trading. This may change at any time without notice. For more information, see the prospectus. The following Investment Portfolio is available under the Contract:

DireXion Dynamic VP HY Bond

      DireXion Dynamic VP HY Bond Fund is an open-end fund. The Fund's objective is to maximize total return. The fund invests at least 80% of the fund's net assets (plus any borrowing for investment purposes) in high yield debt instruments, commonly referred to as "junk bonds", or derivatives of such instruments. The fund is designed to provide liquidity for active asset allocators.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares)

      The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation. The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests at least 80% of its assets in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS INVESTMENT PORTFOLIOS (Service Shares)

      The Dreyfus Investment Portfolios ("Dreyfus IP") is a mutual fund with multiple portfolios. The investment adviser to the fund is The Dreyfus Corporation. The following Investment Portfolios are available under the
Contract:

DREYFUS IP - Small Cap Stock Index

      The portfolio seeks to match the performance of the Standard & Poor's (S&P) SmallCap 600 Index (R). To pursue this goal, the portfolio invests in a representative sample of stocks included in the S&P SmallCap 600 Index(R), and in futures whose performance is related to the index, rather than attempt to replicate the index.

DREYFUS STOCK INDEX FUND, INC. (Initial Shares)

      The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and the sub-adviser is Mellon Capital Management. The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)

      The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the fund is The Dreyfus Corporation. The following Investment Portfolios are available under the
Contract:

Dreyfus VIF--International Value

      The Dreyfus VIF--International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio invests at least 80% of its assets in stocks. The Portfolio ordinarily invests most of its assets in foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES

      Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II (Primary Shares). Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II. Federated Equity Management Company of Pennsylvania is the adviser to the Federated Kaufmann Fund II, the Federated Market Opportunity Fund II and the Federated Capital Income II. Capital Income II's sub-adviser is the Federated Investment Management Company. The following Investment Portfolios are available under the
Contract:

Federated Capital Income II

      The Federated Capital Income Fund II seeks high current income and moderate capital appreciation. The Fund pursues its investment objective by investing primarily in equity fixed income securities that have higher relative income potential. The Fund's investment objective is to achieve high current income and moderate capital appreciation. The Fund pursues its investment objectives by investing in both equity and fixed-income securities that have high relative income potential.

Federated High Income Bond II (Primary Shares)

      The Federated High Income Bond Fund II seeks high current income by investing primarily in a professionally managed, diversified portfolio of high yield, lower rated corporate bonds (also known as "junk bonds"). The Fund's investment objective is to seek high current income. The Fund pursues its investment objective by investing primarily in a diversified portfolio of high-yield lower-rated corporate bonds (also known as "junk bonds").

Federated International Equity II

      The Federated International Equity Fund II seeks to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund's investment objective is to obtain a total return on its assets. The Fund pursues its investment objective by investing primarily in equity securities of companies based outside the United States.

Federated Kaufmann II (Service Shares)

      The Federated Kaufmann Fund II seeks to provide capital appreciation. The Fund pursues its investment objective by investing primarily in the stocks of small and medium-sized companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

Federated Market Opportunity II (Service Shares)

      The Federated Market Opportunity Fund II seeks to provide moderate capital appreciation and high current income. The Fund pursues its investment objective by investing under normal market conditions, in domestic (including ADRs) and foreign securities that the Adviser deems to be undervalued or out-of-favor or securities that the Adviser believes are attractive due to their income-producing potential.

JANUS ASPEN SERIES

      Each Portfolio is a series of Janus Aspen Series, a Delaware statutory trust. Janus Capital Management LLC is the investment adviser to the Portfolios. Janus Aspen Mid Cap Value Portfolio is subadvised by Perkins, Wolf, McDonnell and Company, LLC.The following Investment Portfolios are available under your
Contract:

Janus Aspen Balanced (Institutional Shares)

      The Janus Aspen Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by normally investing 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets. The Portfolio will limit its investment in high-yield/high-risk bonds (also called "junk" bonds) to 35% or less of its net assets.

Janus Aspen Forty (Institutional Shares)

      The Janus Aspen Forty Portfolio seeks long-term growth of capital. The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller emerging growth companies. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen Global Life Sciences (Institutional Shares)

      The Janus Aspen Global Life Sciences Portfolio seeks long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes have a life science orientation. Generally speaking, the "life sciences" relate to maintaining or improving quality of life. So, for example, companies with a "life science orientation" include companies engaged in research, development, production, or distribution of products or services related to health and personal care, medicine, or pharmaceuticals. The Portfolio implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Portfolio normally invests in issuers from several different countries, which may include the United States. The Portfolio may, under unusual circumstances, invest in a single country. As a fundamental policy, the Portfolio normally invests at least 25% of its total assets in the "life sciences" sector, which may include companies in the following industries: health care; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen Growth and Income (Institutional Shares)

      The Janus Aspen Series Growth and Income Portfolio seeks long-term capital growth and current income. It pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

Janus Aspen International Growth (Institutional Shares)

      The Janus Aspen International Growth Portfolio seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside of the United States. The Portfolio normally invests in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen Large Cap Growth (Institutional Shares)

      The Janus Aspen Large Cap Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in common stocks of large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000(R) Index at the time of purchase. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen Mid Cap Growth (Institutional Shares)

      The Janus Aspen Mid Cap Growth Portfolio seeks long-term growth of capital. It pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization range of the Russell Midcap(R) Growth Index. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen Mid Cap Value (Institutional Shares)

      The Janus Aspen Mid Cap Value Portfolio seeks capital appreciation. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its assets in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap Value Index. The Portfolio focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. To a lesser degree, the Portfolio also invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. The Portfolio's portfolio managers generally look for companies with: a low price relative to their assets, earnings, cash flow, or business franchise; products and services that give them a competitive advantage; quality balance sheets and strong management.

Janus Aspen Small Company Value (Service Shares)

      The Janus Aspen Small Company Value Portfolio seeks capital appreciation. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued by the portfolio manager. The Portfolio invests, under normal circumstances, at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000(R) Value Index. The Portfolio uses fundamental analysis and proprietary valuation models to select a holding of stocks for the Portfolio. The Portfolio's portfolio manager generally looks for companies: that have reasonably solid fundamentals; whose stocks are trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow, or franchise values.

Janus Aspen Worldwide Growth (Institutional Shares)

      The Janus Aspen Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its investment objective by investing primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

LAZARD RETIREMENT SERIES, INC.

      Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management LLC serves as the investment manager of the portfolios. Lazard Asset Management LLC ("Lazard" or "LAM") is a Delaware limited liability company. It is a subsidiary of Lazard Freres & Co. LLC, (LF&Co), a New York limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. The following Investment Portfolios are available under the
Contract:

Lazard Retirement Emerging Markets Equity

      The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Emerging market countries include all countries represented by the Morgan Stanley Capital International (MSCI) Emerging Market (EM) Index, which currently includes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and Venezuela. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. The allocation of the Portfolio's assets among emerging market countries may shift from time to time based on the Investment Manager's judgment and its analysis of market conditions. However, the Portfolio is likely to focus on companies in Latin America, the Pacific Basin and Eastern Europe.

Lazard Retirement International Equity

      The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stock, of relatively large non-U.S. companies with market capitalizations in the range of companies included the Morgan Stanley Capital International (MSCI(R)) Europe, Australia and Far East (EAFE(R)) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries. The allocation of the Portfolio's assets among geographic sectors may shift from time to time based on the Investment Manager's judgment. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. The portfolio may invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries, although the allocation of the Portfolio's assets to emerging market countries may vary from time to time. The securities of emerging market countries can be extremely volatile. The Portfolio's performance will be influenced by political, social and economic factors affecting companies in emerging market counties. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Lazard Retirement U.S. Small Cap Equity

      The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively small U.S. companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Investment Manager considers "small cap companies" to be those companies that at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000(R) Index (up to $2.75 billion as of March 31, 2004). Because small cap companies are defined by reference to an index, the market capitalizations of companies in which the Portfolio may invest may vary with market conditions. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap companies. These securities generally have, in the Investment Manager's opinion, one or more of the following characteristics:

      o The potential to become a larger factor in the company's business sector

      o     Significant debt but high levels of free cash flow

      o A relatively short corporate history with the expectation that the business may grow

      o The Portfolio may invest up to 20% of its assets in equity securities of larger U.S. companies.

Lazard Retirement U.S. Strategic Equity

      The Portfolio seeks long-term capital appreciation. Under normal circumstances the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes in equity securities of U.S. companies (or other investments with similar economic characteristics) and certain investment strategies and policies. The Portfolio will generally focus on large-sized companies, although the market capitalizations of issuers in which the Portfolio invests may vary with market conditions and the portfolio will have opportunistic exposure to mid cap companies. From time to time, the Portfolio may invest in companies with market capitalization as small as $500 millions.

LEGG MASON PARTNERS FUND ADVISOR, LLC
INVESTMENT MANAGER AND SUBADVISORS

      Legg Mason Partners Fund Advisor, LLC ("LMPFA"), with offices at 620 Eighth Avenue, New York, New York 10018, is the funds' investment manager. LMPFA provides administrative and certain oversight services to the funds and manages the equity funds' cash and short-term investments. ClearBridge Advisors, LLC ("ClearBridge") provides the day-to-day portfolio management of certain of the funds. ClearBridge has offices at 620 Eighth Avenue, New York, New York 10018 and is an investment adviser that was formed to succeed to the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason, Inc. in December 2005. Western Asset Management Company ("Western Asset") and Western Asset Management Company Limited ("Western Asset Limited") provide the day-to-day portfolio management of certain of the funds as subadvisors. Western Asset, established in 1971 and having offices at 385 East Colorado Boulevard, Pasadena, California 91101, and Western Asset Limited, with offices at 10 Exchange Place, London, England, act as investment advisers to institutional accounts, such as corporate pension plans, mutual funds and endowment funds.

Legg Mason Partners Variable Aggressive Growth

      The fund seeks capital appreciation. It invests primarily in common stocks of companies that the manager believes are experiencing, or will experience, growth in earnings and/or cash flow that exceeds the average rate of earnings growth of the companies comprising the S&P 500 Index. The fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small- to medium-sized companies, a significant portion of the fund's assets may be invested in the securities of such companies.

Legg Mason Partners Variable Capital and Income

      The fund seeks total return (that is, a combination of income and long-term capital appreciation). The fund invests in equity and fixed income securities of both U.S. and foreign issuers. The fund seeks to generate income and appreciation by allocating fund assets to income and non-income producing equity and equity related securities, including common stocks, real estate investment trusts and convertible securities. To generate income and enhance exposure to the equity markets, the fund will purchase investment grade and high yield fixed income securities or unrated securities of equivalent quality along with options on securities indices. Fixed income securities may be of any maturity. By investing in a combination of equity and fixed income securities, the fund seeks to produce a pattern of total return that moves with the S&P 500 Index, while generating high income. The fund may also use options, futures and options on futures to increase exposure to part or all of the market or to hedge against adverse changes in the market value of its securities.

Legg Mason Partners Variable Fundamental Value

      The fund seeks long term capital growth. Current income is a secondary consideration. The fund invests primarily in common stocks and common stock equivalents of companies the manager believes are undervalued in the marketplace. While the manager selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The fund generally invests in securities of large well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the manager believes smaller companies offer more attractive value opportunities.

Legg Mason Partners Variable Global High Yield Bond

      The fund seeks to maximize total return, consistent with the preservation of capital. The fund invests primarily in high yield fixed income securities issued by U.S. and foreign corporations and foreign governments and their agencies and instrumentalities. The fund invests, under normal circumstances, at least 80% of its assets in high yield bonds and related investments. The fund will limit its investments in emerging market governmental issuers to 35% of its assets. The fund invests primarily in fixed income securities rated below investment grade by a recognized rating agency or, if unrated, of equivalent quality as determined by the manager. The fund may also invest up to 20% of its assets in equity and equity related securities and invest up to 100% of its assets in securities of foreign issuers. The fund normally maintains an average portfolio duration of between 3 and 7 years. However, the fund may invest in individual securities of any duration.

Legg Mason Partners Variable Large Cap Growth

      The fund invests, under normal market conditions, at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities or other investments with similar economic characteristics of U.S. companies with large market capitalizations. Large market capitalization companies are currently defined as those whose market capitalizations are similar to companies in the Russell 1000 Index. Up to 20% of the value of the fund's net assets may be invested in companies with smaller market capitalizations.

Legg Mason Partners Variable Strategic Bond

      The fund seeks to maximize total return, consistent with the preservation of capital. The fund invests primarily in a globally diverse portfolio of fixed income securities. The fund invests, under normal circumstances, at least 80% of its assets in fixed income securities and related investments. The manager has broad discretion to allocate the fund's assets among the following segments of the international market for fixed income securities:

      o     U.S. government obligations

      o     Mortgage and asset-backed securities

      o Investment and non-investment securities grade U.S. and foreign corporate debt; and

      o Investment and non-investment debt grade sovereign debt, including issuers in emerging markets

The fund invests in fixed income securities across a range of credit qualities and may invest a substantial portion of the fund's assets in obligations rated below investment grade by a recognized rating agency, or, if unrated, of equivalent quality as determined by the manager. The fund normally maintains an average portfolio duration of between 3 and 7 years. The fund may hold individual securities of any duration and may at times hold a substantial portion of its assets in short-term instruments.

LORD ABBETT SERIES FUND, INC.

      Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, which is registered as an investment adviser with the SEC. The following Investment Portfolios are available under the
Contract:

Lord Abbett Series Fund, Inc.--America's Value

      The Portfolio's investment objective is to seek current income and capital appreciation. To pursue this goal, the Portfolio normally invests in equity securities of companies with market capitalizations greater than $500 million at the time of purchase and fixed income securities of various types. This market capitalization threshold may vary in response to changes in the markets. The Portfolio generally uses a value approach to identify particular investments for the Portfolio. The mix of the Portfolio's investments at any time will depend on our judgments regarding the degree to which we believe specific securities are undervalued (that is, with the highest projected total return/yield potential) and is subject to change.

Under normal circumstances, the Portfolio invests at least 50% of its net assets in equity securities and may invest its remaining assets in equity or fixed income securities. The Portfolio invests under normal circumstances at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity and fixed income securities issued by companies organized in or maintaining their principal place of business in the United States, or whose securities are traded primarily in the United States. The Portfolio will provide shareholders with at least 60 days' notice of any change in this policy. The Portfolio may invest up to 20% of its net assets in foreign securities that are primarily traded outside the United States.

Lord Abbett Series Fund, Inc.--Growth and Income

      The Portfolio's investment objective is long-term growth of capital and income without excessive fluctuations in market value. To pursue this goal, the Portfolio primarily purchases equity securities of large, seasoned, U.S. and multinational companies that we believe are undervalued. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of large companies. A large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000(R) Index, a widely used benchmark for large-cap stock performance. As of June 30, 2007, following its annual reconstitution the market capitalization range of the Russell 1000(R) Index was $1.5 billion to $472.5 billion. This range varies daily. Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

      Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT") is a registered investment company offering multiple portfolios. The portfolios are managed by Neuberger Berman Management Inc and sub-advised by Neuberger Berman, LLC (except for Lehman Brothers High Income Bond Portfolio (formerly, High Income Bond Portfolio) and Lehman Brothers Short Duration Bond Portfolio (formerly Limited Maturity Bond Portfolio), which are each sub-advised by Lehman Brothers Asset Management LLC, an affiliate of Neuberger Berman. The following portfolios are available under the Contract:

Lehman Brothers High Income Bond

      The Fund's investment objective is to seek high total returns consistent with capital preservation. To pursue this goal, the Fund normally invests primarily in a diversified portfolio of intermediate term, U.S. dollar-denominated, high-yield corporate bonds of U. S. issuers (including those sometimes known as "junk bonds") rated at the time of investment "Baa1" or below by Moody's Investors Service, Inc. ("Moody's"), or "BBB+" or below by Standard & Poor's ("S&P"), or unrated bonds deemed by the Portfolio Managers to be of comparable quality.

Lehman Brothers Short Duration Bond

      The fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. To pursue these goals, the Fund invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage- and asset backed securities. To enhance yield and add diversification, the Fund may invest up to 10% of its net assets in securities that are below investment grade, provided that, at the time of purchase, they are rated at least B by Moody's or Standard & Poor's or, if unrated by either of these, deemed by the investment manager to be of comparable quality. When the Portfolio Managers believe there are attractive opportunities in foreign markets, the Fund may also invest in foreign debt securities to enhance yield and/or total return.

Neuberger Berman AMT Small-Cap Growth (Class S)

      The Fund seeks long-term capital growth. To pursue this goal, under normal market conditions, at least 80% of the Fund's net assets, plus the amount of any borrowings for investment purposes, will be invested in common stocks of small-capitalization companies which it defines as those with a total market capitalization within the market capitalization range of the Russell 2000 Index at the time of purchase. The Fund may continue to hold or add to a position in a stock after the issuer has grown beyond the capitalization range of the Russell 2000 Index.

Neuberger Berman AMT Mid-Cap Growth

      The Fund seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies. To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap(R) Index at the time of purchase. The Fund may continue to hold or add to a position in a stock after the issuer has grown beyond the capitalization range of the Russell Midcap(R) Index.

Neuberger Berman AMT Partners Portfolio

      The fund seeks growth of capital. The Fund invests mainly in common stocks, of mid- to large- capitalization companies. To pursue this goal, the Fund invests mainly in common stocks of mid- to large capitalization companies. The Fund seeks to reduce risk by diversifying amount many companies and industries. The Portfolio Manager looks for well-managed companies with strong balance sheets whose stock prices are undervalued.

Neuberger Berman AMT Regency

      The Fund seeks growth of capital. To pursue this goal, the Fund invests mainly in common stocks of mid-capitalization companies which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap(R) Index. The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

Neuberger Berman AMT Socially Responsive

      The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy. The Fund seeks to reduce risk by investing across many different industries.

NORTHERN LIGHTS VARIABLE INSURANCE TRUST

      The Northern Lights Variable Insurance Trust is a Delaware Statutory trust offering multiple portfolios. JNF Advisors, Inc. is the investment manager for the JNF series. It retains Chicago Equity Partners as sub-advisers to manage it's


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funds as described below. The following funds are available under the Contract:

JNF Chicago Equity Partners Balanced

      The JNF Balanced Fund seeks to provide long-term growth of capital and income consistent with preservation of capital and a prudent level of risk. Normally the portfolio invests approximately 65-70% of its assets in mid to large cap equity securities, and the remainder in a combination of fixed-income securities, or cash equivalents. The equity investment strategy is designed to deliver a consistent exposure to the domestic equity market and utilizes a proprietary multi-factor model to identify securities with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific security selection while reducing portfolio risks that lead to volatility and are not consistently rewarded. The fixed income strategy is designed to generate excess return through sector allocation, security selection and maturity distribution. The asset allocation strategy focuses on shifting the allocation to provide additional excess return over the benchmark at a prudent risk level.

JNF Chicago Equity Partners Equity

      The JNF Equity Fund seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The investment strategy is designed to deliver a consistent exposure to the domestic mid capitalization equity market and utilizes a proprietary multi-factor model to identify securities with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific stock selection while reducing portfolio risks that lead to volatility and are not consistently rewarded.

JNF Loomis Sayles Bond

      The Portfolio seeks high total investment return through a combination of current income and capital appreciation by investing at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities.

JNF Money Market

      The Money Market Fund seeks to provide as high a level of current income as is consistent with preservation of capital and daily liquidity by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations.

PIMCO VARIABLE INSURANCE TRUST

      The PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC ("PIMCO") serves as investment adviser and the administrator for the Portfolios. The following Investment Portfolios are available under the Contract:

PIMCO VIT All Asset

      Seeks maximum real return consistent with preservation of real capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the PIMCO Funds, an affiliated open-end investment company, except the All Asset and All Asset All Authority Funds ("Underlying Funds").

PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio

      Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments.

PIMCO VIT Emerging Markets Bond

      Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets.

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

      Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by future contracts (including related options) with respect to such securities, and options on such securities.

PIMCO VIT Global Bond (Unhedged)

      Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which my be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

PIMCO VIT High Yield

      Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") which may be rated below investment grade but rated at least Caa by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

PIMCO VIT Long-Term U.S. Government (Administrative Class)

      Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities").

PIMCO VIT Low Duration (Administrative Class)

      Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

PIMCO VIT RealEstateRealReturn Strategy

      Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Portfolio may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes.

PIMCO VIT Real Return

      The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

PIMCO VIT Short Term

      Seeks maximum current income, consistent with preservation of capital and daily liquidity. Invests in money market instruments and short maturity fixed income securities. The average portfolio duration will normally not exceed one year, but will vary based on PIMCO'S forecast for interest rates.

PIMCO VIT StockPLUS(R) Total Return

      Seeks total return which exceeds that of the S&P 500. The Portfolio seeks to exceed the total return of the S&P500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Securities.

PIMCO VIT Total Return

      The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

PIONEER VARIABLE CONTRACTS TRUST (Class II Shares)

      Pioneer Variable Contracts Trust is an open-ended management investment company consisting of distinct investment portfolios. Pioneer Investment Management, Inc. (Pioneer) is the investment adviser to each portfolio.

Pioneer Cullen Value VCT

      The Pioneer Cullen Value VCT Portfolio seeks capital appreciation by investing primarily in equity securities of medium- and large capitalization companies. The portfolio invests primarily in equity securities. The portfolio may invest a significant portion of its assets in equity securities of medium- and large-capitalization companies. Consequently, the portfolio will be subject to the risks of investing in companies with market capitalizations of $1.5 billion or more. Secondarily, the portfolio may seek income.

Pioner Emerging Markets VCT

      The Pioneer Emerging Markets VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in securities of emerging market issuers.

Pioneer Equity Income VCT

      The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

Pioneer Fund VCT

      The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The portfolio invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

Pioneer Global High Yield VCT

      The Pioneer Global High Yield VCT Portfolio seeks to maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks of U.S. and non-U.S. issuers, including governmental and corporate issuers in emerging markets.

Pioneer High Yield VCT

      The Pioneer High Yield VCT Portfolio seeks to maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.

Pioneer International Value VCT

      The Pioneer International Value VCT Portfolio seeks long-term growth of capital. Normally, the portfolio invests at least 80% of its total assets in equity securities of non-U.S. issuers.

Pioneer Mid Cap Value VCT

      The Pioneer Mid Cap Value VCT Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the portfolio invests at least 80% of its total assets in equity securities of mid-size companies. Mid-size companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell Midcap Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap Value Index as measured at the end of the preceding month, and are not less than the smallest company within the index.

Pioneer Small Cap Value VCT

      The Pioneer Small Cap Value VCT Portfolio seeks capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small companies.

Pioneer Strategic Income VCT

      The Pioneer Strategic Income VCT Portfolio seeks a high level of current income. Normally, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities.

ROYCE CAPITAL FUND

      Royce Capital Fund is a registered management investment company with multiple Portfolios. Royce & Associates, LLC ("Royce") is the investment adviser and is responsible for the management of the Portfolios' assets. The following Investment Portfolios are available under the Contract:


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

Royce Capital Fund--Micro-Cap

      This Portfolio's primary investment goal is long-term growth of capital. Royce invests the Portfolio's assets primarily in a broadly diversified portfolio of securities issued by micro-cap companies. Royce selects these securities from a universe of more than 5,500 micro-cap companies, generally focusing on factors such as balance sheet quality and cash flow levels. The Portfolio normally invests at least 80% of its net assets in the equity securities of micro-cap companies, defined by Royce as companies with stock market capitalizations less than $500 million. Although the Portfolio normally focuses on the securities of U.S. companies, it may invest up to 10% of its assets in the securities of foreign issuers.

Royce Capital Fund--Small-Cap

      This Portfolio's primary investment goal is long-term growth of capital. Royce generally looks for companies that have excellent business strengths and/or prospects for growth, high internal rates of return, and low leverage, and that are trading significantly below its estimate of their current worth. Any production of income is incidental to the Fund's investment goal. The Portfolio normally invests at least 80% of its assets in the equity securities of small-cap companies, defined as companies with stock market capitalizations of less than $2.5 billion at the time of investment. Although the Portfolio normally focuses on the securities of U.S. companies, it may invest up to 10% of its assets in the securities of foreign issuers.

RYDEX VARIABLE TRUST

      Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Investments. As of the date of this prospectus, all of the Investment Portfolios permit active trading (other than the Rydex Sector Rotation Fund, CLS AdvisorOne Amerigo Fund, CLS AdvisorOne Clermont Fund, Rydex Absolute Return Strategies Fund, Rydex Multi-Cap Core Equity Fund, Rydex Hedged Equity Fund, Rydex Essential Portfolio Conservative, Rydex Essential Portfolio Aggressive, and Rydex Essential Portfolio Moderate which do not permit active trading) This list may change at any time without notice. For more information, see the prospectus for these Investment Portfolios. The following Investment Portfolios are available under the Contract:

Rydex Absolute Return Strategies

      The Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds, including strategies sometimes referred to as absolute return strategies. In particular, the Fund will pursue those investment strategies that may be replicated through proprietary quantitative style analysis.

Rydex Banking

      The Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

Rydex Basic Materials

      The Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

Rydex Biotechnology

      The Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

Rydex Commodities Strategy

      The Fund seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Fund's current benchmark is the GSCI(R) Total Return Index. It is anticipated that the Fund's investment exposure will tend to be heavily weighted toward oil and other energy-related commodities.

Rydex Consumer Products

      The Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

Rydex Dow 2x Strategy (f/k/a Dynamic Dow)

      The Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average.

Rydex OTC NASDAQ-100(R) 2x Strategy (f/k/a Dynamic OTC)

      The Fund seeks to provide investment results that will match the performance of specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index(R).

Rydex Russell 2000(R) 2x Strategy (f/k/a Dynamic Russell 2000)

      The Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the Russell 2000(R) Index (the "underlying index"). If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis 200% of the decrease in the value of the underlying index.

Rydex S&P 500 2x Strategy (f/k/a Dynamic S&P 500)

      The Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500(R) Index.

Rydex Strengthening Dollar 2x Strategy (f/k/a Dynamic Strengthening Dollar)

      The Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the US Dollar Index(R). The US Dollar Index(R) (USDX) is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the US Dollar Index(R) by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

Rydex Weakening Dollar 2x Strategy (f/k/a Dynamic Weakening Dollar)

      The Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the US Dollar Index(R). The US Dollar Index(R) (USDX) is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the US Dollar Index(R) by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

Rydex Electronics

      The Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

Rydex Energy

      The Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.

Rydex Energy Services

      The Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.

Rydex Essential Portfolio Aggressive

      The Fund seeks growth of capital by investing principally in a diversified portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility.

Rydex Essential Portfolio Conservative

      The Fund seeks preservation of capital and secondarily long-term growth of capital by investing principally in a diversified portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility.

Rydex Essential Portfolio Moderate

      The Fund seeks growth of capital and secondarily preservation of capital by investing principally in a diversified portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility.

Rydex Europe 1.25x Strategy (f/k/a Europe Advantage)

      The Fund seeks to provide investment results that correlate to a daily price movement of a specific benchmark. The Fund's current benchmark is the Dow Jones Stoxx 50 Index(SM). The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark.

Rydex Financial Services

      The Fund seeks capital appreciation by investing in companies that are involved in the financial services sector.

Rydex Government Long Bond 1.2x Strategy (f/k/a Government Long Bond Advantage)

      The Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond.

Rydex Health Care

      The Fund seeks capital appreciation by investing in companies that are involved in the health care industry.

Rydex Hedged Equity

      The Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices. The Fund pursues a long/short investment strategy by employing multiple investment styles widely used by hedge funds. In particular, the Fund will pursue those long/short investment styles that may be replicated through proprietary quantitative style analysis.

Rydex Internet

      The Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.

Rydex Inverse Dow 2x Strategy (f/k/a Inverse Dynamic Dow)

      The Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average.

Rydex Inverse Government Long Bond Strategy (f/ka Inverse Government Long Bond)

      The Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.

Rydex Inverse Mid-Cap Strategy (f/k/a Inverse Mid-Cap)

      The Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

Rydex Inverse NASDAQ-100(R) Strategy (f/k/a Inverse OTC)

      The Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index(R) (the "underlying index"). Unlike a traditional index fund, the Inverse OTC Fund's benchmark is to perform exactly opposite the underlying index.


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

Rydex Inverse Russell 2000(R) Strategy (f/k/a Inverse Russell 2000)

      The Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is inverse of the performance of the Russell 2000 Index(R) (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

Rydex Inverse S&P 500 Strategy (f/k/a Inverse S&P 500)

      The Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index. Unlike a traditional index fund, the Inverse S&P 500 Fund's benchmark is to perform exactly opposite the underlying index.

Rydex Japan 1.25x Strategy (f/k/a Japan Advantage)

      The Fund seeks to provide investment results that correlate to a daily price movement of a specific benchmark. The Fund's current benchmark is the Topix 100 Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark.

Rydex Large Cap Growth

      The Fund seeks to provide investment results that match the performance of a benchmark for large cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index.

Rydex Large Cap Value

      The Fund seeks to provide investment results that match the performance of a benchmark for large cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index.

Rydex Leisure

      The Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.

Rydex Mid Cap 1.5x Strategy (f/k/a Mid-Cap Advantage)

      The Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400(R) Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

Rydex Mid-Cap Growth

      The Fund seeks to provide investment results that match the performance of a benchmark for mid cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index.

Rydex Mid-Cap Value

      The Fund seeks to provide investment results that match the performance of a benchmark for mid cap value securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index (the "underlying index").

Rydex Multi-Cap Core Equity

      The Fund seeks long-term capital appreciation. It invests in a broad mix of equity securities of companies representative of the total US stock market as measured by the Russell 3000(R) Index. The Fund pursues its investment objective by investing in securities with the small, medium, and large market capitalization segments that demonstrate value and potential for growth.

Rydex Nova

      The Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

Rydex NASDAQ-100(R) Strategy (f/k/a OTC)

      The Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

Rydex Precious Metals

      The Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.

Rydex Real Estate

      The Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.

Rydex Retailing

      The Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.

Rydex Russell 2000(R) 1.5x Strategy (f/k/a Russell 2000 Advantage)

      The Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000 Index(R). The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

Rydex Sector Rotation

      The Fund seeks long term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries.

Rydex Small-Cap Growth

      The Fund seeks to provide investment results that match the performance of a benchmark for small cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index.

Rydex Small-Cap Value

      The Fund seeks to provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index.

Rydex Technology

      The Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.

Rydex Telecommunications

      The Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.

Rydex Transportation

      The Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.

Rydex U.S. Government Money Market

      The Fund seeks to provide security of principal, high current income, and liquidity. The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

Rydex Utilities

      The Fund seeks capital appreciation by investing in companies that operate public utilities.

CLS AdvisorOne Amerigo

      The Fund seeks long-term growth of capital without regard to current income. The Fund invests in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation.

CLS AdvisorOne Clermont

      The objective of the Clermont Fund is a combination of current income and growth of capital. The Fund's principal investment strategies include: Investing in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation. Investing at least 20% of its total assets in Underlying Funds that invest in long, medium, or short-term bonds and other fixed income securities of varying qualities in order to maximize the Fund's total return, or in individual securities that may provide current income. Some of the Underlying Funds in which the Fund invests may invest part or all of their assets in securities of foreign issuers or engage in foreign currency transactions with respect to these investments. The Fund may also invest in individual securities of foreign issuers and engage in foreign currency transactions. The Fund may invest up to 80% of its total assets in Underlying Funds that invest in futures contracts and options on futures contracts, or invest directly in futures contracts and options on futures contracts.

SELIGMAN PORTFOLIOS, INC.

      Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following Investment Portfolios are available under the Contract:

Seligman Communications and Information

      The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information and related industries.

Seligman Global Technology

      The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries.

THIRD AVENUE VARIABLE SERIES TRUST

      The Third Avenue Variable Series Trust is a mutual fund with one portfolio. Third Avenue Management LLC is the investment adviser for the Portfolio and is responsible for the management of the Portfolio's investments. The following Investment Portfolio is available under the Contract:

Third Avenue Value

      The Third Avenue Value Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant liabilities in comparison to their overall resources) at a discount to what the adviser believes is their intrinsic value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments (including high yield securities) that the adviser believes are undervalued.

VAN ECK WORLDWIDE INSURANCE TRUST

      Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following Investment Portfolios are available under the Contract:

Van Eck Worldwide Absolute Return

      The Van Eck Worldwide Absolute Return Fund seeks to achieve consistent absolute (positive) returns in various market cycles. The Fund's objective is fundamental and may only be changed with the approval of shareholders.

Van Eck Worldwide Bond

      The Van Eck Worldwide Bond Fund seeks high total return--income plus capital appreciation--by investing globally, primarily in a variety of debt securities.

Van Eck Worldwide Emerging Markets

      The Van Eck Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Worldwide Hard Assets

      The Van Eck Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Van Eck Worldwide Real Estate

      The Van Eck Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

WELLS FARGO ADVANTAGE FUNDS

      The Wells Fargo Advantage Funds referenced below are managed by Wells Fargo Funds Management, LLC and sub advised by Wells Capital Management Incorporated The following Funds are available under the Contract:

Wells Fargo Advantage VT Opportunity

      The Wells Fargo Advantage VT Opportunity Fund seeks long-term capital appreciation. We invest in equity securities of medium-capitalization companies that we believe are under-priced yet, have attractive growth prospects. We base the analysis on a comparison between the company's public value, based on market quotations, with its "private market value"--the price an investor would be willing to pay for the entire company given its management strength, financial health and growth potential. We determine a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value.

Wells Fargo Advantage VT Discovery

      The Wells Fargo Advantage VT Discovery Fund seeks long-term capital appreciation. We invest principally in securities of small- and medium-capitalization companies that we believe offer attractive opportunities for growth. We define small- and medium-capitalization companies as those with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell Midcap(R) Index, at the time of purchase. The largest capitalization was $16.5 billion as of June 30, 2006, and is expected to change frequently. We analyze potential investment opportunities by using a disciplined investment process that emphasizes in-depth fundamental analysis across multiple dimensions such as visits with company management, suppliers/distributors, competitors and customers as well as detailed analysis of a company's financial statements. We select securities that exhibit the strongest sustainable growth characteristics such as earnings growth, returns on invested capital and competitive positioning. We may invest in any sector, and at times we may emphasize on or more particular sectors. We also may invest up to 25% of the Fund's assets in foreign securities through ADRs and similar investments.

APPENDIX B - CONDENSED FINANCIAL INFORMATION

Accumulation Unit Value History

The following schedule includes Accumulation Unit values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account E's financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account E's financial statements and related notes which are included in the Statement of Additional Information. The tables below provide per unit information about the financial history of each Sub-Account for the periods ended December 31.

                               2007      2006     2005       2004      2003     2002       2001      2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
Basic Value Fund (a)
--------------------
Beginning AUV                 $1.634    $1.467    $1.411    $1.291    $1.000       N/A       N/A       N/A        N/A        N/A
Ending AUV                    $1.633    $1.634    $1.467    $1.411    $1.291       N/A       N/A       N/A        N/A        N/A

Percentage change in AUV      -0.06%     11.38%     3.97%     9.30%    29.10%      N/A       N/A       N/A        N/A        N/A

Beginning AUV                 $1.634    $1.467    $1.411    $1.291    $1.000       N/A       N/A       N/A        N/A
Ending Number of AUs          91,160   110,372   103,058    76,791    34,088       N/A       N/A       N/A        N/A        N/A

Core Equity Fund (b)
--------------------
Beginning AUV                $10.861   $10.043       N/A       N/A       N/A       N/A       N/A       N/A        N/A        N/A
Ending AUV                   $11.578   $10.861       N/A       N/A       N/A       N/A       N/A       N/A        N/A        N/A

Percentage change in AUV        6.60%     8.14%      N/A       N/A       N/A       N/A       N/A       N/A        N/A        N/A

Ending Number of AUs          63,856    57,858       N/A       N/A       N/A       N/A       N/A       N/A        N/A        N/A

Financial Services Fund (c)
---------------------------
Beginning AUV                 $1.335    $1.163    $1.114    $1.039    $0.813    $0.969    $1.008       N/A        N/A        N/A
Ending AUV                    $1.024    $1.335    $1.163    $1.114    $1.039    $0.813    $0.969       N/A        N/A        N/A

Percentage change in AUV     -23.30%     14.79%     4.40%     7.22%    27.80%  -16.10%    -3.86%       N/A        N/A        N/A

Ending Number of AUs          65,460    97,685   106,884   123,068   208,955   143,610   102,081       N/A        N/A        N/A

Global Health Care Fund (c)
---------------------------
Beginning AUV                 $1.127    $1.086    $1.018    $0.960    $0.762    $1.023    $1.005       N/A        N/A        N/A
Ending AUV                    $1.243    $1.127    $1.086    $1.018    $0.960    $0.762    $1.023       N/A        N/A        N/A

Percentage change in AUV       10.29%     3.78%     6.68%     6.04%    25.98%  -25.48%      1.75%      N/A        N/A        N/A

Ending Number of AUs         171,339   233,599   475,341   627,163   224,402   120,142   148,475       N/A        N/A        N/A

Global Real Estate Fund (c)
---------------------------
Beginning AUV                 $3.097    $2.202    $1.955    $1.452    $1.060    $1.011    $1.003       N/A        N/A        N/A
Ending AUV                    $2.885    $3.097    $2.202    $1.955    $1.452    $1.060    $1.011       N/A        N/A        N/A

Percentage change in AUV      -6.85%     40.64%    12.63%    34.64%    36.98%     4.85%     0.79%      N/A        N/A        N/A

Ending Number of AUs         402,414   611,514   730,434   814,496   757,670   636,702   149,000       N/A        N/A        N/A

High Yield Fund (o)
-------------------
Beginning AUV                $11.911   $10.907   $10.768    $9.966       N/A       N/A       N/A       N/A        N/A        N/A
Ending AUV                   $11.890   $11.911   $10.907   $10.768       N/A       N/A       N/A       N/A        N/A        N/A

Percentage change in AUV      -0.18%      9.21%     1.29%     8.05%      N/A       N/A       N/A       N/A        N/A        N/A

Ending Number of AUs          24,962    43,190    48,409    37,893       N/A       N/A       N/A       N/A        N/A        N/A

Mid Cap Core Equity Fund (a)
----------------------------
Beginning AUV                 $1.608    $1.469    $1.389    $1.240    $0.996       N/A       N/A       N/A        N/A        N/A
Ending AUV                    $1.733    $1.608    $1.469    $1.389    $1.240       N/A       N/A       N/A        N/A        N/A

Percentage change in AUV        7.77%     9.46%     5.76%    12.02%    24.50%      N/A       N/A       N/A        N/A        N/A

Ending Number of AUs          62,552    90,222    99,995    92,120    37,943       N/A       N/A       N/A        N/A        N/A

                               2007      2006     2005       2004      2003     2002       2001      2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (continued):
Technology Fund (c)
-------------------
Beginning AUV                 $0.615    $0.565    $0.561    $0.543    $0.379    $0.724    $1.025       N/A        N/A        N/A
Ending AUV                    $0.654    $0.615    $0.565    $0.561    $0.543    $0.379    $0.724       N/A        N/A        N/A

Percentage change in AUV       6.34%     8.85%     0.71%     3.31%    43.27%   -47.63%   -29.40%       N/A        N/A        N/A

Ending Number of AUs         110,022   152,941   130,675   157,283   239,909    21,487    41,987       N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------

THE ALGER AMERICAN FUND:
Growth Portfolio
----------------
Beginning AUV                 $1.911    $1.843    $1.668    $1.604    $1.203    $1.821    $2.094    $2.492     $1.889     $1.294
Ending AUV                    $2.260    $1.911    $1.843    $1.668    $1.604    $1.203    $1.821    $2.094     $2.492     $1.889

Percentage change in AUV      18.26%     3.69%    10.49%     3.99%    33.33%   -33.94%   -13.04%   -15.97%     31.89%     46.02%

Ending Number of AUs       2,848,880 3,285,701 3,908,951 4,513,326 5,490,457 6,150,286 7,478,751 7,089,444  5,480,301  2,650,328

Capital Appreciation Portfolio
------------------------------
Beginning AUV                 $3.779    $3.213    $2.847    $2.669    $2.009    $3.082    $3.718    $5.016     $2.857     $1.836
Ending AUV                    $4.976    $3.779    $3.213    $2.847    $2.669    $2.009    $3.082    $3.718     $5.016     $2.857

Percentage change in AUV      31.68%    17.62%    12.86%     6.67%    32.85%   -34.82%   -17.10%   -25.88%     75.57%     55.64%

Ending Number of AUs       2,026,278 2,301,742 2,693,693 3,269,527 3,809,712 3,952,502 4,243,362 4,217,436  3,739,665  1,757,689

MidCap Growth Portfolio
-----------------------
Beginning AUV                 $2.463    $2.268    $2.094    $1.878    $1.289    $1.855    $2.013    $1.869     $1.438     $1.119
Ending AUV                    $3.195    $2.463    $2.268    $2.094    $1.878    $1.289    $1.855    $2.013     $1.869     $1.438

Percentage change in AUV      29.72%     8.60%     8.31%    11.50%    45.69%   -30.51%    -7.85%     7.70%     29.97%     28.49%

Ending Number of AUs       1,430,601 1,520,305 1,883,049 2,423,628 2,293,620 2,174,213 2,990,822 3,038,802  1,789,442  1,718,378

Small Cap Growth Portfolio
--------------------------
Beginning AUV                 $1.770    $1.496    $1.298    $1.129    $0.804    $1.106    $1.591    $2.216     $1.567     $1.375
Ending AUV                    $2.047    $1.770    $1.496    $1.298    $1.129    $0.804    $1.106    $1.591     $2.216     $1.567

Percentage change in AUV      15.65%    18.32%    15.25%    14.97%    40.42%   -27.28%   -30.51%   -28.20%     41.42%     13.92%

Ending Number of AUs       1,503,405 1,822,109 2,010,907 2,260,344 2,700,455 2,851,918 4,303,948 3,943,932  5,276,834  3,775,577

------------------------------------------------------------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
Growth and Income (i)
---------------------
Beginning AUV                 $1.355    $1.172    $1.133    $1.031    $0.789    $1.027     $1.004      N/A        N/A        N/A
Ending AUV                    $1.405    $1.355    $1.172    $1.133    $1.031    $0.789     $1.027      N/A        N/A        N/A

Percentage change in AUV       3.69%    15.61%     3.44%     9.89%    30.66%   -23.14%      2.25%      N/A        N/A        N/A

Ending Number of AUs         348,801   187,010   175,851   191,473   176,109   139,313    111,897      N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Balanced Fund (q)
--------------------
Beginning AUV                $11.457   $10.599   $10.042       N/A       N/A       N/A        N/A      N/A        N/A        N/A
Ending AUV                   $11.855   $11.457   $10.599       N/A       N/A       N/A        N/A      N/A        N/A        N/A

Percentage change in AUV       3.47%     8.10%     5.55%       N/A       N/A       N/A       N/A       N/A        N/A        N/A
Ending Number of AUs           6,076     8,616     1,334       N/A       N/A       N/A       N/A       N/A        N/A        N/A

                               2007      2006     2005       2004      2003     2002       2001      2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (CONTINUED)
VP Income & Growth Fund (f)
---------------------------
Beginning AUV                 $1.350    $1.169    $1.133    $1.017    $0.797    $1.003    $1.110    $1.259     $1.082    $1.000
Ending AUV                    $1.331    $1.350    $1.169    $1.133    $1.017    $0.797    $1.003    $1.110     $1.259    $1.082

Percentage change in AUV      -1.41%     15.48%     3.18%    11.41%    27.60%  -20.53%    -9.65%   -11.84%      16.38%     8.19%

Ending Number of AUs       1,055,855 1,324,114 1,322,002 1,569,152 1,626,586 1,538,172 1,597,064 1,135,221    746,541   214,243

VP Inflation Protection Fund (o)
--------------------------------
Beginning AUV                $10.587   $10.569   $10.553   $10.044       N/A       N/A       N/A       N/A        N/A       N/A
Ending AUV                   $11.431   $10.587   $10.569   $10.553       N/A       N/A       N/A       N/A        N/A       N/A

Percentage change in AUV        7.97%     0.17%     0.15%     5.07%      N/A       N/A       N/A       N/A        N/A       N/A

Ending Number of AUs           3,556     1,394     2,122       222       N/A       N/A       N/A       N/A        N/A       N/A

VP International Fund
Beginning AUV                 $1.784    $1.447    $1.296    $1.143    $0.931    $1.186    $1.698    $2.071     $1.280    $1.093
Ending AUV                    $2.077    $1.784    $1.447    $1.296    $1.143    $0.931    $1.186    $1.698     $2.071    $1.280

Percentage change in AUV       16.42%    23.29%    11.65%    13.39%    22.77%  -21.50%   -30.15%   -18.01%      61.80%    17.11%

Ending Number of AUs         505,370   590,545   617,795   838,444   680,514   688,185   771,498   804,028  1,258,066 1,104,956

VP Large Company Value Fund (e)
-------------------------------
Beginning AUV                $10.037       N/A       N/A       N/A       N/A       N/A       N/A       N/A        N/A       N/A
Ending AUV                    $9.368       N/A       N/A       N/A       N/A       N/A       N/A       N/A        N/A       N/A

Percentage change in AUV      -6.67%       N/A       N/A       N/A       N/A       N/A       N/A       N/A        N/A       N/A

Ending Number of AUs               9       N/A       N/A       N/A       N/A       N/A       N/A       N/A        N/A       N/A

VP Ultra Fund (e)
-----------------
Beginning AUV                $10.019       N/A       N/A       N/A       N/A       N/A       N/A       N/A        N/A       N/A
Ending AUV                   $11.529       N/A       N/A       N/A       N/A       N/A       N/A       N/A        N/A       N/A

Percentage change in AUV       15.07%      N/A       N/A       N/A       N/A       N/A       N/A       N/A        N/A       N/A

Ending Number of AUs               2       N/A       N/A       N/A       N/A       N/A       N/A       N/A        N/A       N/A

VP Value Fund
Beginning AUV                 $2.404    $2.054    $1.983    $1.759    $1.383    $1.606    $1.443    $1.239     $1.267    $1.226
Ending AUV                    $2.248    $2.404    $2.054    $1.983    $1.759    $1.383    $1.606    $1.443     $1.239    $1.267

Percentage change in AUV      -6.49%     17.04%     3.58%    12.73%    27.19%  -13.87%     11.27%    16.46%    -2.21%      3.35%

Ending Number of AUs       1,633,657 1,934,864 2,382,353 2,525,036 2,590,336 2,874,447 3,346,542 2,641,724  3,004,509 2,689,736

VP Vista Fund (e)
-----------------
Beginning AUV
Ending AUV                    $9.971       N/A       N/A       N/A       N/A       N/A       N/A       N/A        N/A       N/A
                             $12.362       N/A       N/A       N/A       N/A       N/A       N/A       N/A        N/A       N/A
Percentage change in AUV
                               23.98%      N/A       N/A       N/A       N/A       N/A       N/A       N/A        N/A       N/A
Ending Number of AUs

------------------------------------------------------------------------------------------------------------------------------------

DIREXION INSURANCE TRUST:
Dynamic VP HY Bond Fund (q)
---------------------------
Beginning AUV                $10.925   $10.431   $10.056       N/A       N/A       N/A       N/A       N/A        N/A       N/A
Ending AUV                   $10.582   $10.925   $10.431       N/A       N/A       N/A       N/A       N/A        N/A       N/A

Percentage change in AUV      -3.14%      4.74%     3.73%      N/A       N/A       N/A       N/A       N/A        N/A       N/A

Ending Number of AUs               0         0         0       N/A       N/A       N/A       N/A       N/A        N/A       N/A

                          2007       2006      2005      2004       2003      2002        2001       2000       1999       1998
------------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS INVESTMENT PORTFOLIOS
Small Cap Stock Index Portfolio (q)
-----------------------------------
Beginning AUV            $12.966   $11.492   $10.131        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV               $12.701   $12.966   $11.492        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change in AUV  -2.04%    12.83%    13.43%        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending number of AUs       3,959     2,436     1,942        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------

The Dreyfus Socially Responsible Growth Fund, Inc.
Beginning AUV             $1.955    $1.816    $1.777     $1.696     $1.365     $1.949     $2.553     $2.910     $2.268     $1.778
Ending AUV                $2.078    $1.955    $1.816     $1.777     $1.696     $1.365     $1.949     $2.553     $2.910     $2.268

Percentage change in AUV   6.29%     7.65%     2.19%      4.78%     24.25%    -29.96%    -23.67%    -12.26%     28.27%     27.58%

Ending Number of AUs   1,285,388 1,496,684 1,797,972  2,200,894  2,430,172  2,597,204  3,297,376  3,846,716  3,333,181  2,868,834

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund:
Beginning AUV             $2.655    $2.331    $2.258     $2.070     $1.635     $2.136     $2.467     $2.757     $2.318     $1.834
Ending AUV                $2.756    $2.655    $2.331     $2.258     $2.070     $1.635     $2.136     $2.467     $2.757     $2.318

Percentage change in AUV   3.80%    13.90%     3.23%      9.08%     26.61%    -23.45%    -13.42%    -10.52%     18.94%     26.43%

Ending Number of AUs   6,962,734 8,025,763 9,829,354 11,179,068 12,398,599 14,194,622 17,246,854 16,261,880 17,965,037 13,802,783

------------------------------------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND:
International Value Portfolio (f)
---------------------------------
Beginning AUV             $1.772    $1.466    $1.329     $1.123     $0.835     $0.965     $1.127     $1.187     $0.942     $1.000
Ending AUV                $1.820    $1.772    $1.466     $1.329     $1.123     $0.835     $0.965     $1.127     $1.187     $0.942

Percentage change in AUV   2.71%    20.87%    10.31%     18.34%     34.49%    -13.44%    -14.41%     -5.05%     26.01%     -5.83%

Ending Number of AUs     854,793 1,063,213 1,642,999  2,044,542  1,899,218  1,434,347    431,289    315,003     85,252     47,625

------------------------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES:
Capital Income Fund II
----------------------
Beginning AUV             $1.534    $1.345    $1.283     $1.184     $0.995     $1.327     $1.559     $1.737     $1.732     $1.541
Ending AUV                $1.573    $1.534    $1.345     $1.283     $1.184     $0.995     $1.327     $1.559     $1.737     $1.732

Percentage change in AUV   2.54%    14.05%     4.83%      8.36%     18.99%    -25.00%    -14.90%    -10.24%      0.28%     12.37%

Ending Number of AUs     432,323   521,623   679,065    986,062  1,182,609  1,803,687  1,684,292  1,616,778  1,632,264  1,955,544

High Income Bond Fund II
------------------------
Beginning AUV             $1.795    $1.642    $1.622     $1.489     $1.236     $1.236     $1.237     $1.379     $1.367     $1.349
Ending AUV                $1.830    $1.795    $1.642     $1.622     $1.489     $1.236     $1.236     $1.237     $1.379     $1.367

Percentage change in AUV   1.95%     9.32%     1.23%      8.93%     20.47%     -0.04%     -0.04%    -10.27%      0.88%      1.27%

Ending Number of AUs     547,784   696,097   847,602  1,009,220  1,476,603  2,095,583  2,377,584  2,681,651  3,165,626  4,956,911

International Equity Fund II
----------------------------
Beginning AUV             $2.002    $1.707    $1.587     $1.411     $1.085     $1.425     $2.048     $2.683     $1.472     $1.188
Ending AUV                $2.162    $2.002    $1.707     $1.587     $1.411     $1.085     $1.425     $2.048     $2.683     $1.472

Percentage change in AUV   7.99%    17.28%     7.56%     12.47%     30.05%    -23.86%    -30.42%    -23.67%     82.28%     23.83%

Ending Number of AUs     330,425   314,117   388,884    548,194    810,956    734,915  1,342,657  1,014,248    645,821  1,216,876

                           2007       2006      2005      2004       2003      2002        2001       2000       1999       1998
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES (c0ntinued):
Kaufmann Fund II (j)
--------------------
Beginning AUV            $10.518    $9.935       N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV               $12.511   $10.518       N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change in AUV   18.95%     5.87%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs       2,982        88       N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Market Opportunity Fund II (j)
------------------------------
Beginning AUV            $10.141   $10.009       N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $9.851   $10.141       N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change in AUV  -2.86%      1.32%      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs           0         0       N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES:
Balanced Portfolio (e)
----------------------
Beginning AUV             $9.993       N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV               $10.391       N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change in AUV    3.98%      N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs      11,331       N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Forty Portfolio (e)
-------------------
Beginning AUV            $10.000       N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV               $12.676       N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change in AUV   26.76%      N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs      14,221       N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Global Life Sciences Portfolio (e)
----------------------------------
Beginning AUV            $10.009       N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV               $10.869       N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change in AUV    8.59%      N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs         325       N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Growth and Income Portfolio (n)
-------------------------------
Beginning AUV             $1.598    $1.500    $1.354     $1.227     $1.023        N/A        N/A        N/A        N/A        N/A
Ending AUV                $1.714    $1.598    $1.500     $1.354     $1.227        N/A        N/A        N/A        N/A        N/A

Percentage change in AUV   7.26%     6.53%    10.78%     10.35%     19.94%        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs   1,461,965 1,670,481 1,913,372  2,143,632  2,389,778        N/A        N/A        N/A        N/A        N/A

International Growth Portfolio (n)
----------------------------------
Beginning AUV             $3.203    $2.209    $1.693     $1.443     $1.014        N/A        N/A        N/A        N/A        N/A
Ending AUV                $4.053    $3.203    $2.209     $1.693     $1.443        N/A        N/A        N/A        N/A        N/A

Percentage change in AUV  26.54%    45.00%    30.48%     17.33%     42.31%        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs     602,996   563,228   302,852    190,620    126,362        N/A        N/A        N/A        N/A        N/A

Large Cap Growth Portfolio
--------------------------
Beginning AUV             $2.148    $1.956    $1.902     $1.845     $1.420     $1.960     $2.641     $3.135     $2.208     $1.650
Ending AUV                $2.438    $2.148    $1.956     $1.902     $1.845     $1.420     $1.960     $2.641     $3.135     $2.208

Percentage change in AUV  13.50%     9.82%     2.84%      3.09%     29.93%    -27.56%    -25.78%    -15.76%     41.98%     33.77%

Ending Number of AUs   4,810,312 5,464,965 6,339,903  7,373,305  8,086,185  8,335,942  9,597,606  9,293,632 10,090,318  5,285,448

                           2007       2006      2005      2004       2003      2002        2001       2000       1999       1998
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES: (CONTINUED)
Mid Cap Growth Portfolio
------------------------
Beginning AUV             $2.474    $2.208    $1.994     $1.675     $1.257     $1.769     $2.963     $4.407      $1.983    $1.498
Ending AUV                $2.977    $2.474    $2.208     $1.994     $1.675     $1.257     $1.769     $2.963      $4.407    $1.983

Percentage change in AUV  20.33%    12.05%    10.73%     19.04%     33.25%    -28.94%    -40.30%    -32.77%    122.24%     32.39%

Ending Number of AUs   3,333,721 3,843,947 4,591,198  5,158,407  5,532,850  6,080,495  6,882,712  6,916,097  3,617,753  2,503,351

Mid Cap Value Portfolio (e)
---------------------------
Beginning AUV            $10.005       N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $9.905       N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change in AUV  -1.00%       N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs       1,016       N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Small Company Value Portfolio (e)
---------------------------------
Beginning AUV            $10.019       N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $8.903       N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change in AUV -11.14%       N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs          12       N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Worldwide Growth Portfolio
--------------------------
Beginning AUV            $2.749     $2.358    $2.259     $2.186     $1.788     $2.434     $3.182     $3.827     $2.360     $1.856
Ending AUV               $2.971     $2.749    $2.358     $2.259     $2.186     $1.788     $2.434     $3.182     $3.827     $2.360

Percentage change in AUV   8.08%    16.58%     4.38%      3.34%     22.26%    -26.54%    -23.51%    -16.85%     62.16%     27.13%

Ending Number of AUs   4,628,843 5,388,415 6,575,975  7,751,025  8,851,812 10,116,502 12,664,020 13,388,371 12,380,622 11,703,338

------------------------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES INC.:
Emerging Markets Equity Portfolio (o)
-------------------------------------
Beginning AUV            $22.510   $17.566   $12.653     $9.816        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV               $29.587   $22.510   $17.566    $12.653        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change in AUV   31.44%    28.15%    38.83%    28.90%        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs      41,704    45,419    51,521      7,765        N/A        N/A        N/A        N/A        N/A        N/A

International Equity Portfolio (o)
----------------------------------
Beginning AUV            $14.888   $12.321   $11.292     $9.932        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV               $16.263   $14.888   $12.321    $11.292        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change in AUV   9.24%    20.83%     9.11%     13.69%        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs       5,434     4,838     4,454      3,483        N/A        N/A        N/A        N/A        N/A        N/A

U.S. Small Cap Equity Portfolio (f)
-----------------------------------
Beginning AUV             $1.809    $1.580    $1.541     $1.360     $1.005     $1.238     $1.058     $0.887     $0.855     $1.000
Ending AUV                $1.655    $1.809    $1.580     $1.541     $1.360     $1.005     $1.238     $1.058     $0.887     $0.855

Percentage change in AUV  -8.51%    14.49%     2.53%     13.31%     35.32%    -18.83%     17.03%     19.28%      3.74%    -14.46%

Ending Number of AUs     836,327 1,131,941 1,644,464  2,652,167  2,927,485  3,188,949  2,074,103    558,251    215,218    174,151

US Strategic Equity Portfolio (f)
---------------------------------
Beginning AUV             $1.330    $1.148    $1.126     $1.022     $0.836     $1.012     $1.109     $1.126     $1.055     $1.000
Ending AUV                $1.299    $1.330    $1.148     $1.126     $1.022     $0.836     $1.012     $1.109     $1.126     $1.055

Percentage change in AUV  -2.33%    15.85%     1.95%     10.18%     22.25%    -17.37%     -8.77%     -1.51%      6.73%      5.53%

Ending Number of AUs     103,427   243,926   109,118    165,803    261,082    292,644    202,715    187,657    899,537  1,126,898

                               2007      2006     2005       2004      2003     2002       2001      2000      1999     1998
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS FUND ADVISOR, LLC
Aggressive Growth Portfolio (m)
-------------------------------
Beginning AUV                 $9.898       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                    $9.557       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV      -3.45%       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs             887       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Capital and Income Portfolio (m)
--------------------------------
Beginning AUV                 $9.951       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $10.012       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       0.61%       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs             520       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Fundamental Value Portfolio (m)
-------------------------------
Beginning AUV                 $9.903       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                    $9.497       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV      -4.10%       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs           1,415       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Large Cap Growth Portfolio (m)
------------------------------
Beginning AUV                 $9.896       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                    $9.921       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       0.25%       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs           1,867       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Global High Yield Bond Portfolio (q)
------------------------------------
Beginning AUV                $11.512   $10.551   $10.009       N/A       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $11.344   $11.512   $10.551       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV      -1.46%     9.11%     5.42%       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs           4,687     4,288       576       N/A       N/A       N/A       N/A       N/A       N/A       N/A


Strategic Bond Portfolio (o)
----------------------------
Beginning AUV                $11.107   $10.724   $10.613    $9.998       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $11.170   $11.107   $10.724   $10.613       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       0.57%     3.57%     1.05%     6.15%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs         115,540   176,754   130,065   102,658       N/A       N/A       N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT SERIES FUND, INC. :
America's Value Portfolio (a)
-----------------------------
Beginning AUV                 $1.622    $1.436    $1.403    $1.221    $1.000       N/A       N/A       N/A       N/A       N/A
Ending AUV                    $1.650    $1.622    $1.436    $1.403    $1.221       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       1.73%    12.95%     2.35%    14.91%    22.10%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs         293,628   288,925   365,042   264,478     6,871       N/A       N/A       N/A       N/A       N/A

                               2007      2006     2005       2004      2003     2002       2001      2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. (continued):
Growth and Income Portfolio (f)
-------------------------------
Beginning AUV                 $1.659    $1.434    $1.409    $1.268    $0.982    $1.214    $1.320    $1.156    $1.005     $1.000
Ending AUV                    $1.692    $1.659    $1.434    $1.409    $1.268    $0.982    $1.214    $1.320    $1.156     $1.005

Percentage change in AUV        1.99%    15.69%     1.77%    11.12%    29.12%  -19.14%    -7.99%     14.19%    15.02%     0.46%

Ending Number of AUs       3,054,691 3,533,540 4,244,174 5,249,873 4,343,974 3,850,120 2,130,236 1,061,341   793,511    312,997

------------------------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Lehman Brothers High Income Bond Portfolio (q)
----------------------------------------------
Beginning AUV                $10.939   $10.322    $9.999       N/A       N/A       N/A       N/A       N/A       N/A        N/A
Ending AUV                   $10.900   $10.939   $10.322       N/A       N/A       N/A       N/A       N/A       N/A        N/A

Percentage change in AUV      -0.36%     5.98%     3.23%       N/A       N/A       N/A       N/A       N/A       N/A        N/A

Ending Number of AUs              77        79        79       N/A       N/A       N/A       N/A       N/A       N/A        N/A

Lehman Brothers Short Term Duration Bond Portfolio
--------------------------------------------------
Beginning AUV                 $1.301    $1.266    $1.265    $1.273    $1.261    $1.214    $1.132    $1.075    $1.074     $1.043
Ending AUV                    $1.344    $1.301    $1.266    $1.265    $1.273    $1.261    $1.214    $1.132    $1.075     $1.074

Percentage change in AUV       3.31%     2.76%     0.08%    -0.63%     0.95%     3.90%     7.22%     5.35%     0.07%      2.94%

Ending Number of AUs         786,174   858,838   973,372 1,678,602 2,004,253 2,085,786 1,771,588 1,348,298 1,194,491  1,076,377

Fasciano Portfolio (a)
----------------------
Beginning AUV                 $1.457    $1.404    $1.384    $1.254    $1.004       N/A       N/A       N/A       N/A        N/A
Ending AUV                    $1.444    $1.457    $1.404    $1.384    $1.254       N/A       N/A       N/A       N/A        N/A

Percentage change in AUV      -0.89%      3.77%     1.45%    10.37%    24.90%      N/A       N/A       N/A       N/A        N/A

Ending Number of AUs           3,772     9,059    12,815     9,685     5,887       N/A       N/A       N/A       N/A        N/A

Mid Cap Growth Portfolio (c)
----------------------------
Beginning AUV                 $1.102    $0.975    $0.869    $0.758    $0.600    $0.861    $1.008       N/A       N/A        N/A
Ending AUV                    $1.332    $1.102    $0.975    $0.869    $0.758    $0.600    $0.861       N/A       N/A        N/A

Percentage change in AUV      20.87%    13.03%    12.20%    14.64%    26.33%   -30.31%   -14.58%       N/A       N/A        N/A

Ending Number of AUs         214,594   233,590   191,029   195,466   111,072    67,301    16,755       N/A       N/A        N/A

Partners Portfolio
------------------
Beginning AUV                 $1.933    $1.747    $1.500    $1.279    $0.960    $1.284    $1.340    $1.349    $1.274     $1.240
Ending AUV                    $2.084    $1.933    $1.747    $1.500    $1.279    $0.960    $1.284    $1.340    $1.349     $1.274

Percentage change in AUV       7.81%    10.65%    16.47%    17.28%    33.23%   -25.21%    -4.21%    -0.67%     5.89%      2.76%

Ending Number of AUs       1,108,129 1,318,394 1,546,378 1,390,068 1,478,540 1,922,162 3,058,772 3,098,142 3,981,862  6,369,007

Regency Portfolio (a)
---------------------
Beginning AUV                 $1.904    $1.737    $1.572    $1.303    $1.001       N/A       N/A       N/A       N/A       N/A
Ending AUV                    $1.939    $1.904    $1.737    $1.572    $1.303       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       1.84%     9.61%    10.50%    20.64%    30.17%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs          78,200   156,384   234,300    97,341     1,612       N/A       N/A       N/A       N/A       N/A

Socially Responsive Portfolio (o)
---------------------------------
Beginning AUV                $13.345   $11.902   $11.295   $10.015       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $14.160   $13.345   $11.902   $11.295       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       6.11%    12.12%     5.37%    12.78%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs           7,242    16,463    20,839         0       N/A       N/A       N/A       N/A       N/A       N/A

                               2007      2006     2005       2004      2003     2002       2001      2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST:
JNF Balanced Portfolio (e)
--------------------------
Beginning AUV                $10.028       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                    $9.787       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV      -2.40%       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs       1,047,939       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

JNF Equity Portfolio (e)
------------------------
Beginning AUV                $10.012       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                    $8.963       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV     -10.48%       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs       2,471,198       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio (h)
-----------------------
Beginning AUV                $10.383    $9.973       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $11.090   $10.383       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       6.81%     4.11%       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs           1,997         0       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

CommodityRealReturn Strategy Portfolio (h)
------------------------------------------
Beginning AUV                 $9.516   $10.104       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $11.563    $9.516       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       21.51%   -5.82%       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs           3,419     3,087       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Emerging Markets Bond Portfolio (h)
-----------------------------------
Beginning AUV                $10.733    $9.978       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $11.197   $10.733       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       4.32%     7.57%       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs             732       335       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Foreign Bond US Dollar-Hedged Portfolio (h)
-------------------------------------------
Beginning AUV                $10.234   $10.009       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $10.456   $10.234       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       2.17%     2.25%       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs           1,356       237       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Global Bond Unhedged Portfolio (h)
----------------------------------
Beginning AUV                $10.161   $10.000       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $10.994   $10.161       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       8.20%     1.61%       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs             271         0       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

High Yield Portfolio (h)
------------------------
Beginning AUV                $10.529    $9.989       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $10.746   $10.529       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       2.06%     5.41%       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs             546       136       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

                               2007      2006     2005       2004      2003     2002       2001      2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (CONTINUED)
Long Term US Government Portfolio (j)
-------------------------------------
Beginning AUV                 $9.919   $10.047       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $10.734    $9.919       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       8.22%    -1.27%       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs           1,912         0       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Low Duration Portfolio (j)
--------------------------
Beginning AUV                $10.029   $10.011       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $10.618   $10.029       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       5.87%     0.18%       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs               0         0       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

RealEstateRealReturn Strategy Portfolio (h)
-------------------------------------------
Beginning AUV                $11.853    $9.823       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $10.206   $11.853       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV     -13.90%    20.67%       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs             912     1,488       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Real Return Portfolio (a)
-------------------------
Beginning AUV                 $1.129    $1.137    $1.129    $1.052    $1.004       N/A       N/A       N/A       N/A       N/A
Ending AUV                    $1.232    $1.129    $1.137    $1.129    $1.052       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       9.12%    -0.70%     0.71%     7.32%     4.78%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs         263,724   379,230   769,359   710,662    76,189       N/A       N/A       N/A       N/A       N/A

Short Term Portfolio (o)
------------------------
Beginning AUV                $10.407   $10.120   $10.011   $10.000       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $10.722   $10.407   $10.120   $10.011       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       3.03%     2.84%     1.09%     0.11%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs          15,910    28,544    74,852    35,102       N/A       N/A       N/A       N/A       N/A       N/A

StockPLUS(R) Total Return Portfolio (h)
---------------------------------------
Beginning AUV                $10.932    $9.904       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $11.811   $10.932       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       8.04%    10.38%       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs               0         0       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Total Return Portfolio (a)
--------------------------
Beginning AUV                 $1.082    $1.057    $1.046    $1.011    $1.000       N/A       N/A       N/A       N/A       N/A
Ending AUV                    $1.160    $1.082    $1.057    $1.046    $1.011       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       7.21%     2.37%     1.05%     3.46%     1.10%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs         879,025   736,594   887,117   890,177   327,734       N/A       N/A       N/A       N/A       N/A

                               2007      2006     2005       2004      2003     2002       2001      2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACT TRUST :
Cullen Value Portfolio (j)
--------------------------
Beginning AUV                $10.331    $9.935       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $10.839   $10.331       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       4.92%     3.99%       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs           1,414         0       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Emerging Markets Portfolio (j)
------------------------------
Beginning AUV                $11.144   $10.036       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $15.653   $11.144       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       40.46%    11.04%      N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs          34,893       449       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Equity Income Portfolio (k)
---------------------------
Beginning AUV                 $1.310    $1.088    $1.046    $0.914    $0.758    $0.916    $0.987       N/A       N/A       N/A
Ending AUV                    $1.299    $1.310    $1.088    $1.046    $0.914    $0.758    $0.916       N/A       N/A       N/A

Percentage change in AUV      -0.84%    20.40%     4.02%    14.44%    20.58%   -17.25%    -7.19%       N/A       N/A       N/A

Ending Number of AUs         415,774   753,585   657,577   470,242 2,058,221 2,551,853 2,897,193       N/A       N/A       N/A

Fund Portfolio (k)
------------------
Beginning AUV                 $1.114    $0.971    $0.929    $0.850    $0.698    $0.877    $0.984       N/A       N/A       N/A
Ending AUV                    $1.151    $1.114    $0.971    $0.929    $0.850    $0.698    $0.877       N/A       N/A       N/A

Percentage change in AUV       3.32%    14.73%     4.52%     9.29%    21.78%   -20.41%   -10.87%       N/A       N/A       N/A

Ending Number of AUs         160,587   367,955   368,425   387,805   468,540   194,780   136,421       N/A       N/A       N/A

Global High Yield Portfolio (j)
-------------------------------
Beginning AUV                $10.243   $10.012       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $10.316   $10.243       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       0.71%     2.31%       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs               0         0       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

High Yield Portfolio (q)
------------------------
Beginning AUV                $11.149   $10.445   $10.003       N/A       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $11.608   $11.149   $10.445       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       4.12%     6.74%     4.42%       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs           5,561     3,352         0       N/A       N/A       N/A       N/A       N/A       N/A       N/A

International Value Portfolio (j)
---------------------------------
Beginning AUV                $10.534   $10.012       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $11.762   $10.534       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV      11.66%     5.21%       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs          12,835     8,704       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Mid Cap Value Portfolio (q)
---------------------------
Beginning AUV                $12.073   $10.904   $10.057       N/A       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $12.540   $12.073   $10.904       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       3.87%    10.72%     8.42%       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs           3,105     3,944     1,877       N/A       N/A       N/A       N/A       N/A       N/A       N/A

                               2007      2006     2005       2004      2003     2002       2001      2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACT TRUST : (CONTINUED)

Small Cap Value Portfolio (j)
-----------------------------
Beginning AUV                $10.290    $9.843       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                    $9.418   $10.290       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV      -8.47%     4.54%       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs             730         0       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Strategic Income Portfolio (j)
------------------------------
Beginning AUV                $10.098   $10.019       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $10.570   $10.098       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       4.67%     0.79%       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs           2,981       357       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

ROYCE CAPITAL FUND:
Micro-Cap Portfolio (a)
-----------------------
Beginning AUV                 $2.177    $1.823    $1.657    $1.476    $1.005       N/A       N/A       N/A       N/A       N/A
Ending AUV                    $2.232    $2.177    $1.823    $1.657    $1.476       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       2.53%    19.42%    10.02%    12.26%    46.87%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs         233,363   364,455   307,606   531,677   183,716       N/A       N/A       N/A       N/A       N/A

Small-Cap Portfolio (a)
-----------------------
Beginning AUV                 $2.094    $1.837    $1.716    $1.393    $0.998       N/A       N/A       N/A       N/A       N/A
Ending AUV                    $2.021    $2.094    $1.837    $1.716    $1.393       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV      -3.49%    13.99%     7.05%    23.19%    39.58%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs         289,833   481,321   723,126   529,886   132,304       N/A       N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST:
CLS AdvisorOne Amerigo Fund (q)
-------------------------------
Beginning AUV                $12.481   $11.267   $10.041       N/A       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $14.002   $12.481   $11.267       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV      12.19%    10.77%    12.21%       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs          82,028    75,860       138       N/A       N/A       N/A       N/A       N/A       N/A       N/A


CLS AdvisorOne Clermont Fund (q)
--------------------------------
Beginning AUV                $11.250   $10.527   $10.027       N/A       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $11.783   $11.250   $10.527       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       4.74%     6.87%     4.99%       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs          41,400    38,256        46       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Absolute Return Strategies Fund (l)
-----------------------------------
Beginning AUV                $10.301    $9.996       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $10.547   $10.301       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       2.39%     3.05%       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs               0     9,295       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

                               2007      2006     2005       2004      2003     2002       2001      2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST (continued):
Banking Fund (o)
----------------
Beginning AUV                $12.177   $11.100   $11.576   $10.096       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                    $8.755   $12.177   $11.100   $11.576       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV     -28.10%     9.70%    -4.11%    14.66%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs             623     1,375       425     2,513       N/A       N/A       N/A       N/A       N/A       N/A

Basic Materials Fund (o)
------------------------
Beginning AUV                $15.302   $12.688   $12.367    $9.969       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $20.213   $15.302   $12.688   $12.367       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV      32.09%    20.60%     2.60%    24.05%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs          13,109     7,274     6,512     1,011       N/A       N/A       N/A       N/A       N/A       N/A

Biotechnology Fund (o)
----------------------
Beginning AUV                 $9.624   $10.095    $9.250    $9.795       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                    $9.907    $9.624   $10.095    $9.250       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       2.94%    -4.67%     9.14%    -5.56%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs           6,145     5,531     6,343       118       N/A       N/A       N/A       N/A       N/A       N/A

Commodities Strategy Fund (d)
-----------------------------
Beginning AUV                 $7.803    $9.635   $10.048       N/A       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $10.081    $7.803    $9.635       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV      29.19%   -19.01%    -4.11%       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs           7,459       563        95       N/A       N/A       N/A       N/A       N/A       N/A       N/A


Consumer Products Fund (o)
--------------------------
Beginning AUV                $11.832   $10.218   $10.403   $10.096       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $12.959   $11.832   $10.218   $10.403       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       9.53%    15.80%    -1.78%     3.04%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs             895     1,070    17,680     1,186       N/A       N/A       N/A       N/A       N/A       N/A

Dow 2X Strategy Fund (p)
------------------------
Beginning AUV                $13.478   $10.470   $11.037    $9.918       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $14.373   $13.478   $10.470   $11.037       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       6.64%    28.73%    -5.14%    11.28%      N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs           5,576     5,085     3,532        14       N/A       N/A       N/A       N/A       N/A       N/A

Electronics Fund (o)
--------------------
Beginning AUV                 $9.418    $9.319    $9.098    $9.740       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                    $9.055    $9.418    $9.319    $9.098       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV      -3.85%     1.06%     2.43%    -6.59%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs             418       430        76       707       N/A       N/A       N/A       N/A       N/A       N/A

Energy Fund (o)
---------------
Beginning AUV                $18.239   $16.525   $12.095   $10.225       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $23.958   $18.239   $16.525   $12.095       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV      31.36%    10.37%    36.63%    18.29%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs          23,588    28,488    49,130    14,480       N/A       N/A       N/A       N/A       N/A       N/A

                               2007      2006     2005       2004      2003     2002       2001      2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST (continued):
Energy Services Fund (o)
------------------------
Beginning AUV                $19.343   $17.674   $12.085   $10.174       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $26.148   $19.343   $17.674   $12.085       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV      35.18%     9.44%    46.25%    18.78%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs          32,675    20,102    38,617     8,519       N/A       N/A       N/A       N/A       N/A       N/A

Essential Portfolio Aggressive Fund (j)
---------------------------------------
Beginning AUV                $10.275    $9.908       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $10.808   $10.275       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       5.19%     3.70%       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs               0         0       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Essential Portfolio Conservative Fund (j)
-----------------------------------------
Beginning AUV                $10.115    $9.984       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $10.617   $10.115       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       4.96%     1.31%       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs           9,723    10,884       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Essential Portfolio Moderate Fund (j)
-------------------------------------
Beginning AUV                $10.263    $9.952       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $10.783   $10.263       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       5.07%     3.13%       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs           1,673     1,525       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Europe 1.25X Strategy Fund (o)
------------------------------
Beginning AUV                $16.124   $12.625   $12.038   $10.113       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $17.976   $16.124   $12.625   $12.038       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV      11.49%    27.71%     4.88%    19.03%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs           3,036     2,301     2,541     1,724       N/A       N/A       N/A       N/A       N/A       N/A

Financial Services Fund (o)
---------------------------
Beginning AUV                $13.460   $11.692   $11.469   $10.048       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $10.776   $13.460   $11.692   $11.469       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV     -19.94%    15.12%     1.94%    14.14%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs             216     1,644       957         0       N/A       N/A       N/A       N/A       N/A       N/A

Government Long Bond 1.2X Strategy Fund (a)
-------------------------------------------
Beginning AUV                 $1.049    $1.098    $1.034    $0.967    $0.998       N/A       N/A       N/A       N/A       N/A
Ending AUV                    $1.135    $1.049    $1.098    $1.034    $0.967       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       8.20%    -4.46%     6.19%     6.93%    -3.11%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs          57,370    54,367    43,176    18,325     1,502       N/A       N/A       N/A       N/A       N/A

Health Care Fund (o)
--------------------
Beginning AUV                $11.376   $10.975   $10.059   $10.065       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $11.893   $11.376   $10.975   $10.059       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       4.54%     3.65%     9.11%    -0.06%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs          46,123    31,529    17,491     3,424       N/A       N/A       N/A       N/A       N/A       N/A

                               2007      2006     2005       2004      2003     2002       2001      2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (CONTINUED)

Hedged Equity Fund (l)
----------------------
Beginning AUV                $10.276    $9.996       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $10.453   $10.276       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       1.72%     2.80%       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs               0         0       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Internet Fund (o)
-----------------
Beginning AUV                $11.772   $10.882   $11.189    $9.793       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $12.813   $11.772   $10.882   $11.189       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       8.84%     8.18%    -2.74%    14.26%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs             290       801     2,183     2,877       N/A       N/A       N/A       N/A       N/A       N/A

Inverse Dow 2X Strategy Fund (p)
--------------------------------
Beginning AUV                 $6.734    $8.729    $8.710   $10.077       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                    $6.043    $6.734    $8.729    $8.710       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV     -10.26%   -22.85%     0.22%   -13.57%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs             844       428       877       391       N/A       N/A       N/A       N/A       N/A       N/A

Inverse Government Long Bond Strategy Fund (a)
----------------------------------------------
Beginning AUV                 $0.863    $0.810    $0.866    $0.983    $1.000       N/A       N/A       N/A       N/A       N/A
Ending AUV                    $0.813    $0.863    $0.810    $0.866    $0.983       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV      -5.79%     6.54%    -6.47%   -11.90%    -1.70%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs          46,515    29,520   147,311   455,758     4,118       N/A       N/A       N/A       N/A       N/A

Inverse Mid-Cap Strategy Fund (p)
---------------------------------
Beginning AUV                 $7.509    $7.917    $8.742    $9.942       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                    $7.257    $7.509    $7.917    $8.742       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV      -3.36%    -5.15%    -9.44%   -12.07%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs             314       314         0         0       N/A       N/A       N/A       N/A       N/A       N/A

Inverse NASDAQ-100 Strategy (o)
-------------------------------
Beginning AUV                 $8.383    $8.622    $8.634   $10.109       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                    $7.334    $8.383    $8.622    $8.634       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV     -12.51%    -2.77%    -0.14%   -14.59%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs           2,774     3,883       737         0       N/A       N/A       N/A       N/A       N/A       N/A

Inverse Russell 2000 Strategy Fund (p)
--------------------------------------
Beginning AUV                 $7.020    $8.086    $8.458    $9.964       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                    $7.294    $7.020    $8.086    $8.458       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       3.90%   -13.18%    -4.40%   -15.11%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs           3,638     9,377       791         0       N/A       N/A       N/A       N/A       N/A       N/A

Inverse S&P 500 Strategy Fund (a)
---------------------------------
Beginning AUV                 $0.634    $0.695    $0.710    $0.802    $0.999       N/A       N/A       N/A       N/A       N/A
Ending AUV                    $0.630    $0.634    $0.695    $0.710    $0.802       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV      -0.63%    -8.78%    -2.11%   -11.47%   -19.72%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs          25,070    23,060    36,315     6,333     1,884       N/A       N/A       N/A       N/A       N/A

                               2007      2006     2005       2004      2003     2002       2001      2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST (continued):
Japan 1.25X Strategy Fund (o)
-----------------------------
Beginning AUV                $12.696   $12.246   $10.318    $9.875       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $11.113   $12.696   $12.246   $10.318       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV     -12.47%     3.67%    18.69%     4.49%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs           2,689     3,596    23,249       358       N/A       N/A       N/A       N/A       N/A       N/A

Large Cap Growth (p)
--------------------
Beginning AUV                $10.942   $10.527   $10.489    $9.955       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $11.319   $10.942   $10.527   $10.489       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       3.45%     3.94%     0.36%     5.36%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs           1,747     1,579     1,945         2       N/A       N/A       N/A       N/A       N/A       N/A

Large Cap Value Fund (p)
------------------------
Beginning AUV                $13.313   $11.473   $11.167    $9.964       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $12.422   $13.313   $11.473   $11.167       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV      -6.69%    16.04%     2.74%    12.07%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs           5,691    11,881     7,134         2       N/A       N/A       N/A       N/A       N/A       N/A

Leisure Fund (o)
----------------
Beginning AUV                $13.143   $10.794   $11.507   $10.021       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $12.630   $13.143   $10.794   $11.507       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV      -3.90%    21.76%    -6.20%    14.83%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs              90     1,057     1,530     1,414       N/A       N/A       N/A       N/A       N/A       N/A

Mid Cap 1.5X Strategy Fund (a)
------------------------------
Beginning AUV                 $2.188    $2.009    $1.786    $1.483    $1.000       N/A       N/A       N/A       N/A       N/A
Ending AUV                    $2.235    $2.188    $2.009    $1.786    $1.483       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       2.15%     8.91%    12.49%    20.43%    48.30%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs          61,737    39,625    27,718    18,072    19,304       N/A       N/A       N/A       N/A       N/A

Mid-Cap Growth Fund (p)
-----------------------
Beginning AUV                $12.364   $12.157   $11.060   $10.057       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $13.221   $12.364   $12.157   $11.060       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       6.93%     1.70%     9.92%     9.97%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs          13,038     3,357     4,194         4       N/A       N/A       N/A       N/A       N/A       N/A

Mid-Cap Value Fund (p)
----------------------
Beginning AUV                $13.959   $12.091   $11.319   $10.040       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $13.097   $13.959   $12.091   $11.319       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV      -6.18%    15.45%     6.82%    12.74%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs           4,743     4,053       932        19       N/A       N/A       N/A       N/A       N/A       N/A

Multi-Cap Core Equity Fund (l)
------------------------------
Beginning AUV                $10.892    $9.973       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $10.175   $10.892       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV      -6.58%     9.21%       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs             380       438       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

                               2007      2006     2005       2004      2003     2002       2001      2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST (continued):
Nova Fund (g)
-------------
Beginning AUV                $13.523   $11.498   $11.214    $9.922    $7.229   $11.405   $15.136   $18.407       N/A       N/A
Ending AUV                   $13.485   $13.523   $11.498   $11.214    $9.922    $7.229   $11.405   $15.136       N/A       N/A

Percentage change in AUV      -0.28%    17.61%     2.53%    13.02%    37.25%   -36.62%   -24.65%   -17.77%       N/A       N/A

Ending Number of AUs          10,755    19,488    23,523    31,683    53,525    13,902    19,526    21,818       N/A       N/A

OTC 2X Strategy Fund (o)
------------------------
Beginning AUV                $11.975   $11.581   $12.111    $9.767       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $15.138   $11.975   $11.581   $12.111       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV      26.41%     3.40%    -4.38%    24.00%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs          12,686     4,883     5,081     1,719       N/A       N/A       N/A       N/A       N/A       N/A

OTC Fund (g)
------------
Beginning AUV                $14.643   $14.039   $14.079   $13.058    $9.106   $15.102   $23.627   $39.086       N/A       N/A
Ending AUV                   $17.012   $14.643   $14.039   $14.079   $13.058    $9.106   $15.102   $23.627       N/A       N/A

Percentage change in AUV      16.18%     4.30%    -0.28%     7.82%    43.40%   -39.70%   -36.08%   -39.55%       N/A       N/A

Ending Number of AUs          66,271    84,073    98,672   115,500   164,052   184,756   126,194    67,446       N/A       N/A

Precious Metals Fund (o)
------------------------
Beginning AUV                $16.354   $13.658   $11.457    $9.998       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $19.279   $16.354   $13.658   $11.457       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV      17.89%    19.74%    19.21%    14.59%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs          14,450    14,455     8,779     2,105       N/A       N/A       N/A       N/A       N/A       N/A

Real Estate Fund (o)
--------------------
Beginning AUV                $18.215   $14.129   $13.372   $10.091       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $14.526   $18.215   $14.129   $13.372       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV     -20.25%    28.92%     5.66%    32.51%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs          10,709    17,924    16,689     9,314       N/A       N/A       N/A       N/A       N/A       N/A

Retailing Fund (o)
------------------
Beginning AUV                $12.041   $11.093   $10.665    $9.991       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $10.377   $12.041   $11.093   $10.665       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV     -13.82%     8.55%     4.01%     6.75%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs               0         0       714         0       N/A       N/A       N/A       N/A       N/A       N/A

Russell 2000 1.5X Strategy Fund (a)
-----------------------------------
Beginning AUV                 $2.385    $2.001    $1.953    $1.581    $1.000       N/A       N/A       N/A       N/A       N/A
Ending AUV                    $2.193    $2.385    $2.001    $1.953    $1.581       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV      -8.05%    19.19%     2.46%    23.53%    58.10%      N/A       N/A       N/A       N/A       N/A

Ending Number of AUs          38,346    62,066    40,491    71,147    63,748       N/A       N/A       N/A       N/A       N/A

Russell 2000 2X Strategy Fund (j)
---------------------------------
Beginning AUV                $10.374    $9.620       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                    $8.942   $10.374       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV     -13.80%     7.84%       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs              26         9       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

                               2007      2006     2005       2004      2003     2002       2001      2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST (continued):
S&P 500 2X Strategy Fund (o)
----------------------------
Beginning AUV                $14.375   $11.784   $11.559   $10.054       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $14.261   $14.375   $11.784   $11.559       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV      -0.79%    21.99%     1.95%    14.97%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs           6,959     3,614     2,907    12,056       N/A       N/A       N/A       N/A       N/A       N/A

Sector Rotation Fund (a)
------------------------
Beginning AUV                 $1.681    $1.530    $1.364    $1.250    $1.002       N/A       N/A       N/A       N/A       N/A
Ending AUV                    $2.034    $1.681    $1.530    $1.364    $1.250       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV      21.00%     9.87%    12.17%     9.12%    24.75%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs          18,189    10,975    23,931     6,292    15,735       N/A       N/A       N/A       N/A       N/A

Small-Cap Growth Fund (p)
-------------------------
Beginning AUV                $12.828   $12.075   $11.530   $10.056       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $12.635   $12.828   $12.075   $11.530       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV      -1.50%     6.24%     4.73%    14.66%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs             934       757     9,255        18       N/A       N/A       N/A       N/A       N/A       N/A

Small-Cap Value Fund (p)
------------------------
Beginning AUV                $13.812   $11.750   $11.497   $10.043       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $10.846   $13.812   $11.750   $11.497       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV     -21.47%     17.55%     2.20%    14.48%      N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs           3,140     4,238       601        44       N/A       N/A       N/A       N/A       N/A       N/A

Strengthening Dollar 2X Strategy Fund (d)
-----------------------------------------
Beginning AUV                 $9.122   $10.350   $10.120       N/A       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                    $8.015    $9.122   $10.350       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV     -12.14%   -11.86%     2.27%       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs               0         0         0       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Technology Fund (o)
-------------------
Beginning AUV                $11.109   $10.639   $10.463    $9.844       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $12.091   $11.109   $10.639   $10.463       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       8.84%     4.42%     1.68%     6.29%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs           6,820    21,439     4,616       112       N/A       N/A       N/A       N/A       N/A       N/A

Telecommunications Fund (o)
---------------------------
Beginning AUV                $12.732   $10.803   $10.829    $9.887       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $13.712   $12.732   $10.803   $10.829       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       7.70%    17.86%    -0.24%     9.53%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs           7,170     6,583       120        67       N/A       N/A       N/A       N/A       N/A       N/A

Transportation Fund (o)
-----------------------
Beginning AUV                $14.229   $13.437   $12.561   $10.022       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $12.802   $14.229   $13.437   $12.561       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV     -10.03%     5.89%     6.97%    25.33%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs             405     1,248       831       997       N/A       N/A       N/A       N/A       N/A       N/A

                               2007      2006     2005       2004      2003     2002       2001      2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST (continued):
U.S. Government Money Market Fund (c)
-------------------------------------
Beginning AUV                 $0.999    $0.975    $0.970    $0.981    $0.995    $1.004    $1.000       N/A       N/A       N/A
Ending AUV                    $1.023    $0.999    $0.975    $0.970    $0.981    $0.995    $1.004       N/A       N/A       N/A

Percentage change in AUV       2.40%     2.46%     0.52%    -1.12%    -1.41%    -0.90%     0.40%       N/A       N/A       N/A

Ending Number of AUs         909,579   914,147 1,245,618 1,208,167 1,215,159   575,415     3,049       N/A       N/A       N/A

Utilities Fund (o)
------------------
Beginning AUV                $14.994   $12.570   $11.529   $10.058       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $16.687   $14.994   $12.570   $11.529       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV      11.29%    19.28%     9.03%    14.63%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs          11,365    10,493    17,041     4,943       N/A       N/A       N/A       N/A       N/A       N/A

Weakening Dollar 2X Strategy Fund (d)
-------------------------------------
Beginning AUV                $11.117    $9.659    $9.880       N/A       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $12.948   $11.117    $9.659       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV      16.47%    15.09%    -2.24%       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs           1,954       506         5       N/A       N/A       N/A       N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

SELIGMAN PORTFOLIOS, INC.:
Communications and Information Portfolio (g)
--------------------------------------------
Beginning AUV                 $0.715    $0.594    $0.561    $0.513    $0.361    $0.574    $0.554    $1.000       N/A       N/A
Ending AUV                    $0.812    $0.715    $0.594    $0.561    $0.513    $0.361    $0.574    $0.554       N/A       N/A

Percentage change in AUV      13.57%    20.37%     5.88%     9.36%    42.11%   -37.13%     3.64%   -44.60%       N/A       N/A

Ending Number of AUs         543,390   856,742   820,165   989,216 1,152,676 1,180,072 1,355,870   652,389       N/A       N/A

Global Technology Portfolio (g)
-------------------------------
Beginning AUV                 $0.589    $0.508    $0.477    $0.465    $0.347    $0.516    $0.673    $1.000       N/A       N/A
Ending AUV                    $0.670    $0.589    $0.508    $0.477    $0.465    $0.347    $0.516    $0.673       N/A       N/A

Percentage change in AUV      13.75%    15.94%     6.50%     2.58%    34.01%   -32.78%   -23.30%   -32.70%       N/A       N/A

Ending Number of AUs         332,868   499,329   454,604   494,962   517,645   601,816   726,333   458,866       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio (a)
-------------------
Beginning AUV                 $2.097    $1.837    $1.625    $1.374    $1.000       N/A       N/A       N/A       N/A       N/A
Ending AUV                    $1.968    $2.097    $1.837    $1.625    $1.374       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV      -6.15%    14.15%    13.05%    18.27%    37.40%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs         684,263   713,852   524,701   361,367    97,910       N/A       N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST:
Absolute Return Fund (a)
------------------------
Beginning AUV                 $1.033    $0.964    $0.976    $0.993    $1.000       N/A       N/A       N/A       N/A       N/A
Ending AUV                    $1.060    $1.033    $0.964    $0.976    $0.993       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       2.61%     7.16%    -1.23%    -1.71%    -0.70%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs          92,062   136,055    14,055    12,959   430,824       N/A       N/A       N/A       N/A       N/A

Bond Fund
---------
Beginning AUV                 $1.491    $1.420    $1.485    $1.380    $1.184    $0.987    $1.055    $1.050    $1.155     $1.039
Ending AUV                    $1.613    $1.491    $1.420    $1.485    $1.380    $1.184    $0.987    $1.055    $1.050     $1.155

Percentage change in AUV       8.18%     5.00%    -4.38%     7.61%    16.55%    19.95%    -6.44%     0.48%    -9.09%     11.19%

Ending Number of AUs         309,090   379,230   597,238   808,414   533,951   515,486   229,941   282,016 2,183,729  2,826,107

                               2007      2006     2005       2004      2003     2002       2001      2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE (continued):
Emerging Markets Fund
---------------------
Beginning AUV                 $2.281    $1.658    $1.274    $1.026    $0.675    $0.705    $0.728    $1.270    $0.643    $0.990
Ending AUV                    $3.095    $2.281    $1.658    $1.274    $1.026    $0.675    $0.705    $0.728    $1.270    $0.643

Percentage change in AUV      35.69%    37.58%    30.14%    24.17%    52.00%    -4.23%    -3.19%   -42.67%    97.51%   -35.06%

Ending Number of AUs         807,635   921,518 1,095,264 1,351,728 1,099,798 1,103,610 1,348,141 1,338,556 1,845,367 1,728,988

Hard Assets Fund
----------------
Beginning AUV                 $2.949    $2.402    $1.606    $1.314    $0.918    $0.958    $1.085    $0.988    $0.828    $1.216
Ending AUV                    $4.226    $2.949    $2.402    $1.606    $1.314    $0.918    $0.958    $1.085    $0.988    $0.828

Percentage change in AUV      43.30%    22.77%    49.56%    22.22%    43.14%    -4.21%   -11.67%     9.82%    19.32%   -31.89%

Ending Number of AUs         945,413   886,640 1,111,996 1,091,616 1,214,699 1,115,980   588,151 1,232,834 1,426,278 1,485,880

Real Estate Fund (f)
--------------------
Beginning AUV                 $2.585    $2.002    $1.678    $1.249    $0.942    $1.000    $0.962    $0.823    $0.851    $1.000
Ending AUV                    $2.571    $2.585    $2.002    $1.678    $1.249    $0.942    $1.000    $0.962    $0.823    $0.851

Percentage change in AUV      -0.54%    29.12%    19.31%    34.35%    32.59%    -5.79%     3.94%    16.94%    -3.38%   -14.86%

Ending Number of AUs         263,089   392,866   406,942   422,929   451,300   369,918   333,693    87,043    80,035    41,417

------------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VARIABLE TRUST:
Discovery Fund (r)
------------------
Beginning AUV                $12.838   $11.355    $9.904       N/A       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                   $15.484   $12.838   $11.355       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV       20.61%    13.06%    14.65%      N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs         184,894   200,960   225,034       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Opportunity Fund
----------------
Beginning AUV                 $2.447    $2.211    $2.078    $1.783    $1.319    $1.828    $1.926    $1.832    $1.377    $1.230
Ending AUV                    $2.572    $2.447    $2.211    $2.078    $1.783    $1.319    $1.828    $1.926    $1.832    $1.377

Percentage change in AUV       5.11%    10.67%     6.40%    16.55%    35.18%   -27.86%    -5.07%     5.14%    33.03%    11.96%

Ending Number of AUs         895,803 1,055,260 1,324,297 1,676,868 1,710,265 2,068,788 1,836,047 1,300,139   984,898 1,264,364

------------------------------------------------------------------------------------------------------------------------------------

(a)   The first Beginning AUV was on the inception date of May 1, 2003.

(b)   The first Beginning AUV was on the inception date of April 28, 2006.

(c)   The first Beginning AUV was on the inception date of May 1, 2001.

(d)   The first Beginning AUV was on the inception date of October 21, 2005.

(e)   The first Beginning AUV was on the inception date of May 1, 2007.

(f)   The first Beginning AUV was on the inception date of May 1, 1998.

(g)   The first Beginning AUV was on the inception date of May 1, 2000.

(h)   The first Beginning AUV was on the inception date of May 1, 2006.

(i)   The first Beginning AUV was on the inception date of October 26, 2001.

(j)   The first Beginning AUV was on the inception date of November 1, 2006.

(k)   The first Beginning AUV was on the inception date of January 2, 2001.

(l)   The first Beginning AUV was on the inception date of February 3, 2006.

(m)   The first Beginning AUV was on the inception date of April 30, 2007.

(n)   The first Beginning AUV was on the inception date of March 21, 2003.

(o)   The first Beginning AUV was on the inception date of May 1, 2004.

(p)   The first Beginning AUV was on the inception date of July 15, 2004.

(q)   The first Beginning AUV was on the inception date of May 1, 2005.

(r)   The first Beginning AUV was on the inception date of April 8, 2005.

                                PRIVACY NOTICE of

                    Jefferson National Life Insurance Company

REVISED Notice of Privacy Policy     01/2008

We take your privacy seriously. This notice describes how we treat data about our customers.

We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your personal data. Access to customer data is limited to employees who need access to do their jobs.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

      o     The Medical Information Bureau

      o     Consumer Reporting Agencies

      o     Service Providers who conduct marketing services on our behalf

      o     Motor Vehicle Bureaus

      o     Other Data Providers

Data we collect may include:

      o     Name, address, e-mail address, phone number

      o     Social Security Number

      o     Demographic Data

      o Health data (for life insurance buyers) or other data about illness, disability or injury

      o Internet Cookies (cookies help our Internet application process - they do not store any personal data)

We may share customer data we collect with the following with your consent or as permitted by law:

      o     Insurance companies, agents, reinsurers

      o     Group policyholders for purpose of reporting claims experience

      o     Medical Laboratories and Prescription or Pharmacy Database Managers

      o Medical Information and Motor Vehicle Bureaus or similar institutions

      o     A court or governmental agency when there is a lawful request

      o     Law enforcement officials to prevent criminal activity and/or fraud

      o     Service providers that perform marketing services for us

      o     Service providers that perform administrative services for us

      o     Joint Marketing Partners

      o     Unaffiliated Fund Families

      o     Unaffiliated Third Parties

We do not share your health data with anyone without your written consent.

We use your health data to:

      o     Underwrite policies

      o     Process, evaluate or defend claims

When we use service providers and joint marketers they agree to keep your personal data private and not use it for any other purpose. Data obtained from an insurance support organization, such as, the Medical Information Bureau, may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account.

You have a right to review your personal data. To do so please send a written request to the Customer Service Department:

                     9920 Corporate Campus Drive, Suite 1000
                              Louisville, KY 40223

Please include your name, address, telephone number, and policy number. Also, let us know what kind of data you want to see. We may charge a small fee to collect and send the data to you.

If you see any errors, let us know and we will review it. If we agree, we will correct our files. If we disagree, you may file a short statement of dispute with us. Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years.

If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time.

If you provide personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data. If you provide personal data to us on a website that we sponsor with another financial institution, please note that you are providing your personal data to us and the third party. Accordingly, you should review the privacy notice of any such third parties.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information
   General Information Regarding Jefferson National Life Insurance Company Jefferson National Life Annuity Account E
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
   Reduction or Elimination of the Contingent Deferred Sales Charge Financial Statements

--------------------------------------------------------------------------------
                                                       (cut along dotted line)

    If you would like a free copy of the Statement of Additional Information (Form # JNL-ACHEDU-SAI-E-0508) dated May 1, 2008 for this Prospectus, please complete this form, detach, and mail to:

                    Jefferson National Life Insurance Company
                              Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

    Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account E at the following address:

Name:__________________________________________________________________

Mailing Address:_______________________________________________________

                                   Sincerely,

  ____________________________________________________________________________
                                   (Signature)

--------------------------------------------------------------------------------


                    Jefferson National Life Insurance Company
                              Administrative Office

                                 P.O. Box 36840
                           Louisville, Kentucky 40233

(C) 2008, Jefferson National Life Insurance Company       JNL-ACHEDU-PROS-E-0508

                       STATEMENT OF ADDITIONAL INFORMATION

             INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                       AND

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

        ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                        PHONE: (866) 667-0561 (TOLL FREE)

                                   MAY 1, 2008

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account E (the "Variable Account"), dated May 1, 2008. You may obtain a copy of the current prospectus on Our Website or by writing to us at our Administrative
Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                                TABLE OF CONTENTS

                                                                           PAGE
GENERAL INFORMATION                                                         B-3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                     B-3

PUBLISHED RATINGS                                                           B-7

ADMINISTRATION                                                              B-7

ANNUITY PROVISIONS                                                          B-7

DISTRIBUTION                                                                B-8

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS                   B-9

FINANCIAL STATEMENTS                                                        B-9

                               GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is a subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Jefferson National's executive offices are at 435 Hudson Street, 2nd Floor, New York, NY 10014. Our principal business office is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E:

Jefferson National Life Annuity Account E, also referred to as the "Variable Account", was established on November 12, 1993 pursuant to Texas law. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account E and prior to May 1, 1999 it was known as Great American Reserve Variable Annuity Account E. The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

The Variable Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Variable Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying mutual fund is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying mutual fund may add, eliminate or substitute Investment Portfolios from time to time.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts' administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts' substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income. If your Contract pays a death benefit upon the death of the annuitant, rather than owner, please consult a tax advisor regarding the tax treatment of this benefit.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Variable Account. The Variable Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Variable Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Variable Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Variable Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Variable Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Variable Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not solely the Owner's surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary's life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $5,000 for 2008 ($6,000 if age 50 or older by the end of 2008), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $116,000 for single filers, $169,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $5,000 for 2008 ($6,000 if age 50 or older by the end of 2008 ). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL
Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

                                PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                                 ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                               ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                                  DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

            ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account E, dated May 1, 2008.

                              FINANCIAL STATEMENTS

The financial statements of the Company and the Variable Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Annual Report
to Contract Owners

December 31, 2007

                                       Jefferson National Life Annuity Account E

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2007

==================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E                                                                    PAGE
Statement of Assets and Liabilities as of December 31, 2007 .............................................       2
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2007 ...       8
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2006 ...      32
Notes to Financial Statements ...........................................................................      53
Report of Independent Registered Public Accounting Firm .................................................      83

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2007

====================================================================================================================
                                                                              SHARES        COST            VALUE
--------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in portfolio shares, at net asset value (Note 2):
     AIM Variable Insurance Funds:
       Basic Value Fund .............................................     11,798.011   $     146,611   $     148,891
       Core Equity Fund .............................................     25,397.895         671,487         739,333
       Financial Services Fund ......................................      5,468.365          80,788          67,042
       Global Health Care Fund ......................................      8,850.940         167,518         212,954
       Global Real Estate Fund ......................................     53,054.303       1,323,453       1,160,828
       High Yield Fund ..............................................     51,708.692         322,366         296,808
       Mid Cap Core Equity Fund .....................................      7,501.560         103,988         108,398
       Technology Fund ..............................................      4,762.297          63,980          71,911
     The Alger American Fund:
       Growth Portfolio .............................................    130,726.447       5,094,404       6,440,893
       Leveraged AllCap Portfolio ...................................    182,036.503       5,775,591      10,083,001
       MidCap Growth Portfolio ......................................    193,501.658       3,790,491       4,570,510
       Small Capitalization Portfolio ...............................     92,341.852       1,716,233       3,076,831
     AllianceBernstein Variable Products Series Fund, Inc.:
       Growth and Income Portfolio ..................................     18,270.789         478,212         490,023
     American Century Variable Portfolios, Inc:
       Balanced Fund ................................................      9,826.538          71,263          72,028
       Income & Growth Fund .........................................    166,055.558       1,171,971       1,404,830
       Inflation Protection Fund ....................................      3,853.271          39,519          40,652
       International Fund ...........................................     88,495.668         766,183       1,049,559
       Large Company Value Fund .....................................          6.605              85              84
       Ultra Fund ...................................................          2.268              28              28
       Value Fund ...................................................    491,721.932       3,875,285       3,673,163
       Vista Fund ...................................................      7,851.359         167,736         172,730
     The Dreyfus Investment Portfolios:
       Small Cap Stock Index Portfolio ..............................      2,850.206          55,581          50,278
     The Dreyfus Socially Responsible Growth Fund, Inc. .............     87,567.761       2,684,338       2,670,817
     Dreyfus Stock Index Fund .......................................    513,493.331      16,310,153      19,204,654
     Dreyfus Variable Investment Fund:
       International Value Portfolio ................................     89,260.224       1,496,685       1,555,806
     Federated Insurance Series:
       Capital Income Fund II .......................................     70,706.985         621,707         680,201
       High Income Bond Fund II .....................................    134,092.656       1,018,695       1,004,354
       International Equity Fund II .................................     38,182.743         577,310         714,399
       Kaufmann Fund II .............................................      2,004.623          35,479          37,306
     Janus Aspen Series:
       Balanced Portfolio ...........................................      3,918.136         117,981         117,740
       Forty Portfolio ..............................................      4,377.381         174,427         180,261
       Global Life Sciences Portfolio ...............................        303.333           3,197           3,528
       Growth and Income Portfolio ..................................    126,017.002       1,772,655       2,506,477
       International Growth Portfolio ...............................     37,417.587       1,793,052       2,443,743
       Large Cap Growth Portfolio ...................................    443,847.513      10,236,727      11,726,449
       Mid Cap Growth Portfolio .....................................    248,510.040       8,764,103       9,925,490
       Mid Cap Value Portfolio ......................................        599.505          10,795          10,066
       Small Company Portfolio -Service .............................          5.980             114             108
       Worldwide Growth Portfolio ...................................    389,265.913      13,012,135      13,752,765
     Lazard Retirement Series, Inc:
       Emerging Markets Portfolio ...................................     48,124.216       1,074,493       1,233,905
       International Equity Portfolio ...............................      6,619.871          94,820          88,375
       Small Cap Portfolio ..........................................    138,679.176       1,918,837       1,384,018
       US Strategic Equity Portfolio ................................     13,212.248         159,938         134,369
     Legg Mason Partners Variable Equity Trust:
       Aggressive Growth Portfolio ..................................        519.994           8,944           8,481
       Capital and Income Portfolio .................................        419.145           6,044           5,202
       Fundamental Value Portfolio ..................................        619.409          14,753          13,435
       Large Cap Growth Portfolio ...................................      1,116.052          18,886          18,526
     Legg Mason Partners Variable Income Trust:
       Global High Yield Bond Portfolio .............................      5,875.097          58,085          53,170
       Government Portfolio .........................................        549.673           6,066           5,848
       Strategic Bond Portfolio .....................................    129,971.048       1,340,320       1,290,613

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

======================================================================================================================
                                                                                SHARES        COST           VALUE
----------------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
   Investments in portfolio shares, at net asset value (Note 2):
     (continued)
     Lord Abbett Series Fund, Inc:
       America's Value Portfolio ....................................       32,754.659   $     481,013   $     484,441
       Growth and Income Portfolio ..................................      185,159.671       4,898,783       5,167,806
     Neuberger Berman Advisers Management Trust:
       Lehman Brothers High Income Bond Portfolio ...................           90.713             883             834
       Lehman Brothers Short Duration Bond Portfolio ................       81,259.897       1,042,008       1,056,379
       Fasciano Portfolio ...........................................          375.684           6,080           5,447
       Mid-Cap Growth Portfolio .....................................       10,027.890         250,066         285,795
       Partners Portfolio ...........................................      111,306.301       2,319,891       2,311,831
       Regency Portfolio ............................................        9,343.865         146,001         151,651
       Socially Responsive Portfolio ................................        5,725.445          93,684         102,543
     Northern Lights Variable Trust:
       JNF Balanced Portfolio .......................................      666,142.431      10,532,619      10,258,594
       JNF Equity Portfolio .........................................    1,032,135.118      24,507,847      22,149,620
     PIMCO Variable Insurance Trust:
       All Asset Portfolio ..........................................        1,890.136          22,539          22,152
       CommodityRealReturn Strategy Portfolio .......................        2,961.626          35,634          39,538
       Emerging Markets Bond Portfolio ..............................          599.796           8,331           8,199
       Foreign Bond US Dollar-Hedged Portfolio ......................        1,400.935          14,076          14,177
       Global Bond Unhedged Portfolio ...............................          232.915           2,857           2,977
       High Yield Portfolio .........................................          728.961           5,985           5,868
       Long Term US Government Portfolio ............................        1,876.352          20,629          20,527
       Money Market Portfolio .......................................    9,183,767.590       9,183,768       9,183,768
       RealEstateRealReturn Strategy Portfolio ......................        1,065.461          13,457           9,312
       Real Return Portfolio ........................................       25,842.928         321,225         324,846
       Short-Term Portfolio .........................................       17,041.660         170,917         170,587
       Total Return Portfolio .......................................       97,203.918         995,979       1,019,669
     Pioneer Variable Contracts Trust:
       Cullen Value Portfolio .......................................        1,130.037          15,267          15,323
       Emerging Markets Portfolio ...................................       12,607.727         521,498         546,167
       Equity Income Portfolio ......................................       22,607.270         544,148         540,088
       Fund Portfolio ...............................................        7,202.786         172,195         184,823
       High Yield Portfolio .........................................        5,847.136          65,149          64,552
       International Value Portfolio ................................        8,116.343         141,514         150,964
       Mid Cap Value Portfolio ......................................        2,035.670          44,020          38,942
       Money Market Portfolio .......................................       62,509.640          62,510          62,510
       Small Cap Value Portfolio ....................................          536.252           9,304           6,875
       Strategic Income Portfolio ...................................        2,909.868          31,026          31,514
     Royce Capital Fund:
       Micro-Cap Portfolio ..........................................       38,667.795         545,031         520,855
       Small-Cap Portfolio ..........................................       58,796.858         579,078         585,617
     Rydex Variable Trust:
       CLS AdvisorOne Amerigo Fund ..................................       29,351.890       1,070,346       1,148,539
       CLS AdvisorOne Clermont Fund .................................       18,209.557         538,124         487,834
       Banking Fund .................................................          239.183           6,253           5,453
       Basic Materials Fund .........................................        6,360.468         243,219         264,977
       Biotechnology Fund ...........................................        2,822.309          60,553          60,877
       Commodities Strategy Fund ....................................        3,162.207          68,994          75,197
       Consumer Products Fund .......................................          313.179          11,733          11,594
       Dow 2X Strategy Fund .........................................        3,118.453          90,790          80,144
       Electronics Fund .............................................          276.563           4,284           3,781
       Energy Fund ..................................................       14,188.439         553,562         565,126
       Energy Services Fund .........................................       22,094.212         813,053         854,383
       Essential Portfolio Conservative Fund ........................        4,019.733         101,953         103,227
       Essential Portfolio Moderate Fund ............................          694.961          17,691          18,041
       Europe 1.25X Strategy Fund ...................................        1,822.428          56,881          54,582
       Financial Services Fund ......................................          106.168           2,579           2,331
       Government Long Bond 1.2X Strategy Fund ......................        5,319.780          64,352          65,114
       Health Care Fund .............................................       18,525.518         543,763         548,541
       Internet Fund ................................................          208.308           3,854           3,718
       Inverse Dow 2X Strategy Fund .................................          177.166           5,031           5,101
       Inverse Government Long Bond Strategy Fund ...................        1,930.457          44,023          37,798

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

====================================================================================================================
                                                                              SHARES       COST           VALUE
--------------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
   Investments in portfolio shares, at net asset value (Note 2):
     (continued)
     Rydex Variable Trust: (continued)
       Inverse Mid-Cap Strategy Fund ................................         65.006   $      2,388   $        2,277
       Inverse OTC Strategy Fund ....................................      1,197.439         20,642           20,345
       Inverse Russell 2000 Strategy Fund ...........................        765.624         27,967           26,536
       Inverse S&P 500 Strategy Fund ................................        374.230         16,750           15,796
       Japan 1.25X Strategy Fund ....................................      1,314.753         35,701           29,884
       Large-Cap Growth Fund ........................................        722.543         20,741           19,776
       Large-Cap Value Fund .........................................      2,786.602         84,499           70,696
       Leisure Fund .................................................         53.294          1,155            1,131
       Mid Cap 1.5X Strategy Fund ...................................      6,352.674        162,771          137,980
       Mid-Cap Growth Fund ..........................................      5,839.541        176,156          172,383
       Mid-Cap Value Fund ...........................................      2,981.011         70,452           62,124
       Multi-Cap Core Equity Fund ...................................        156.842          4,758            3,865
       Nova Fund ....................................................     14,416.663        148,465          145,032
       OTC 2X Strategy Fund .........................................      6,405.900        189,168          192,049
       OTC Fund .....................................................     62,217.673        976,340        1,127,384
       Precious Metals Fund .........................................     18,522.342        265,250          278,576
       Real Estate Fund .............................................      4,528.827        216,487          155,565
       Russell 2000 1.5X Strategy Fund ..............................      2,458.930        102,118           84,095
       Russell 2000 2X Strategy Fund ................................         10.512            232              236
       S&P 500 2X Strategy Fund .....................................      5,158.087        114,962           99,242
       Sector Rotation Fund .........................................      2,413.314         35,197           36,996
       Small-Cap Growth Fund ........................................        436.127         13,743           11,806
       Small-Cap Value Fund .........................................      1,869.171         41,687           34,056
       Technology Fund ..............................................      5,067.992         75,888           82,456
       Telecommunications Fund ......................................      4,115.624         88,936           98,322
       Transportation Fund ..........................................        348.752          8,946            5,179
       U.S. Government Money Market Fund ............................    930,407.923        930,408          930,408
       Utilities Fund ...............................................      8,508.209        204,830          189,648
       Weakening Dollar 2X Strategy Fund ............................        884.722         29,337           25,303
     Seligman Portfolios, Inc.:
       Communications and Information Portfolio .....................     22,893.035        319,557          441,149
       Global Technology Portfolio ..................................     12,217.691        167,376          222,973
     Third Avenue Variable Series Trust:
       Value Portfolio ..............................................     51,965.568      1,470,153        1,346,948
     Van Eck Worldwide Insurance Trust:
       Absolute Return Fund .........................................      9,112.645         95,329           97,596
       Bond Fund ....................................................     41,135.903        470,852          498,567
       Emerging Markets Fund ........................................     90,164.321      1,757,765        2,499,355
       Hard Assets Fund .............................................     96,996.526      2,783,821        3,995,287
       Real Estate Fund .............................................     40,050.538        667,057          676,454
     Wells Fargo Advantage VT Funds:
       Discovery Fund ...............................................    142,361.326      1,861,242        2,862,886
       Opportunity Fund .............................................    104,598.043      2,119,159        2,304,295
--------------------------------------------------------------------------------------------------------------------
         Total assets ...............................................                                 $  183,646,686
====================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

=====================================================================================================================
                                                                                 UNITS    UNIT VALUE        VALUE
---------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:
     AIM Variable Insurance Funds:
       Basic Value Fund .............................................       91,160.074   $   1.633291   $     148,891
       Core Equity Fund .............................................       63,855.591      11.578199         739,333
       Financial Services Fund ......................................       65,459.632       1.024176          67,042
       Global Health Care Fund ......................................      171,338.556       1.242882         212,954
       Global Real Estate Fund ......................................      402,413.786       2.884663       1,160,828
       High Yield Fund ..............................................       24,962.453      11.890172         296,808
       Mid Cap Core Equity Fund .....................................       62,552.347       1.732909         108,398
       Technology Fund ..............................................      110,021.582       0.653605          71,911
     The Alger American Fund:
       Growth Portfolio .............................................    2,848,880.154       2.260214       6,439,079
       Leveraged AllCap Portfolio ...................................    2,026,277.993       4.975558      10,081,864
       MidCap Growth Portfolio ......................................    1,430,600.538       3.194819       4,570,510
       Small Capitalization Portfolio ...............................    1,503,404.718       2.046575       3,076,831
     AllianceBernstein Variable Products Series Fund, Inc.:
       Growth and Income Portfolio ..................................      348,801.297       1.404876         490,023
     American Century Variable Portfolios, Inc:
       Balanced Fund ................................................        6,075.866      11.854850          72,028
       Income & Growth Fund .........................................    1,055,854.787       1.330514       1,404,830
       Inflation Protection Fund ....................................        3,556.263      11.431103          40,652
       International Fund ...........................................      505,369.829       2.076813       1,049,559
       Large Company Value Fund .....................................            8.962       9.368342              84
       Ultra Fund ...................................................            2.386      11.529131              28
       Value Fund ...................................................    1,633,656.990       2.248430       3,673,163
       Vista Fund ...................................................       13,972.498      12.362130         172,730
     The Dreyfus Investment Portfolios:
       Small Cap Stock Index Portfolio ..............................        3,958.548      12.701023          50,278
     The Dreyfus Socially Responsible Growth Fund, Inc. .............    1,285,388.293       2.077829       2,670,817
     Dreyfus Stock Index Fund .......................................    6,962,733.681       2.755791      19,187,839
     Dreyfus Variable Investment Fund:
       International Value Portfolio ................................      854,793.211       1.820096       1,555,806
     Federated Insurance Series:
       Capital Income Fund II .......................................      432,323.063       1.573363         680,201
       High Income Bond Fund II .....................................      547,784.305       1.830174       1,002,541
       International Equity Fund II .................................      330,425.049       2.162061         714,399
       Kaufmann Fund II .............................................        2,981.967      12.510555          37,306
     Janus Aspen Series:
       Balanced Portfolio ...........................................       11,330.620      10.391305         117,740
       Forty Portfolio ..............................................       14,220.747      12.675889         180,261
       Global Life Sciences Portfolio ...............................          324.565      10.869094           3,528
       Growth and Income Portfolio ..................................    1,461,964.724       1.713913       2,505,680
       International Growth Portfolio ...............................      602,996.297       4.052666       2,443,743
       Large Cap Growth Portfolio ...................................    4,810,312.136       2.437773      11,726,449
       Mid Cap Growth Portfolio .....................................    3,333,720.939       2.977069       9,924,717
       Mid Cap Value Portfolio ......................................        1,016.251       9.904639          10,066
       Small Company Value Portfolio -Service .......................           12.082       8.902642             108
       Worldwide Growth Portfolio ...................................    4,628,843.249       2.971102      13,752,765
     Lazard Retirement Series, Inc:
       Emerging Markets Portfolio ...................................       41,703.825      29.587330       1,233,905
       International Equity Portfolio ...............................        5,434.082      16.263164          88,375
       Small Cap Portfolio ..........................................      836,326.946       1.654877       1,384,018
       US Strategic Equity Portfolio ................................      103,427.181       1.299161         134,369
     Legg Mason Partners Variable Equity Trust:
       Aggressive Growth Portfolio ..................................          887.412       9.557220           8,481
       Capital and Income Portfolio .................................          519.532      10.012004           5,202
       Fundamental Value Portfolio ..................................        1,414.640       9.497129          13,435
       Large Cap Growth Portfolio ...................................        1,867.395       9.921015          18,526
     Legg Mason Partners Variable Income Trust:
       Global High Yield Bond Portfolio .............................        4,687.100      11.343814          53,170
       Government Portfolio .........................................          562.753      10.392615           5,848
       Strategic Bond Portfolio .....................................      115,540.122      11.170254       1,290,613

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

=====================================================================================================================
                                                                                 UNITS    UNIT VALUE        VALUE
---------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Lord Abbett Series Fund, Inc:
       America's Value Portfolio ....................................      293,628.083   $   1.649847   $     484,441
       Growth and Income Portfolio ..................................    3,054,690.605       1.691761       5,167,806
     Neuberger Berman Advisers Management Trust:
       Lehman Brothers High Income Bond Portfolio ...................           76.555      10.900483             834
       Lehman Brothers Short Duration Bond Portfolio ................      786,173.822       1.343696       1,056,379
       Fasciano Portfolio ...........................................        3,772.110       1.444125           5,447
       Mid-Cap Growth Portfolio .....................................      214,594.075       1.331793         285,795
       Partners Portfolio ...........................................    1,108,128.702       2.084250       2,309,617
       Regency Portfolio ............................................       78,200.043       1.939270         151,651
       Socially Responsive Portfolio ................................        7,241.512      14.160406         102,543
     Northern Lights Variable Trust:
       JNF Balanced Portfolio .......................................    1,047,938.625       9.787255      10,256,443
       JNF Equity Portfolio .........................................    2,471,198.010       8.962538      22,148,206
     PIMCO Variable Insurance Trust:
       All Asset Portfolio ..........................................        1,997.491      11.090102          22,152
       CommodityRealReturn Strategy Portfolio .......................        3,419.259      11.563258          39,538
       Emerging Markets Bond Portfolio ..............................          732.283      11.196773           8,199
       Foreign Bond US Dollar-Hedged Portfolio ......................        1,355.886      10.456254          14,177
       Global Bond Unhedged Portfolio ...............................          270.763      10.993800           2,977
       High Yield Portfolio .........................................          546.091      10.745740           5,868
       Long Term US Government Portfolio ............................        1,912.302      10.734340          20,527
       Money Market Portfolio .......................................      850,779.176      10.784142       9,174,923
       RealEstateRealReturn Strategy Portfolio ......................          912.374      10.206463           9,312
       Real Return Portfolio ........................................      263,724.172       1.231763         324,846
       Short-Term Portfolio .........................................       15,910.227      10.721847         170,587
       Total Return Portfolio .......................................      879,025.082       1.160000       1,019,669
     Pioneer Variable Contracts Trust:
       Cullen Value Portfolio .......................................        1,413.765      10.838620          15,323
       Emerging Markets Portfolio ...................................       34,892.717      15.652741         546,167
       Equity Income Portfolio ......................................      415,774.177       1.298993         540,088
       Fund Portfolio ...............................................      160,587.272       1.150922         184,823
       High Yield Portfolio .........................................        5,561.147      11.607735          64,552
       International Value Portfolio ................................       12,834.623      11.762244         150,964
       Mid Cap Value Portfolio ......................................        3,105.410      12.540156          38,942
       Money Market Portfolio .......................................        5,814.700      10.750274          62,510
       Small Cap Value Portfolio ....................................          729.966       9.417918           6,875
       Strategic Income Portfolio ...................................        2,981.361      10.570283          31,514
     Royce Capital Fund:
       Micro-Cap Portfolio ..........................................      233,363.220       2.231951         520,855
       Small-Cap Portfolio ..........................................      289,832.502       2.020535         585,617
     Rydex Variable Trust:
       CLS AdvisorOne Amerigo Fund ..................................       82,027.742      14.001841       1,148,539
       CLS AdvisorOne Clermont Fund .................................       41,400.158      11.783386         487,834
       Banking Fund .................................................          622.885       8.755141           5,453
       Basic Materials Fund .........................................       13,109.184      20.213091         264,977
       Biotechnology Fund ...........................................        6,144.801       9.907101          60,877
       Commodities Strategy Fund ....................................        7,459.385      10.080885          75,197
       Consumer Products Fund .......................................          894.643      12.959205          11,594
       Dow 2X Strategy Fund .........................................        5,576.073      14.372894          80,144
       Electronics Fund .............................................          417.540       9.054583           3,781
       Energy Fund ..................................................       23,588.131      23.958045         565,126
       Energy Services Fund .........................................       32,674.676      26.148176         854,383
       Essential Portfolio Conservative Fund ........................        9,722.741      10.617049         103,227
       Essential Portfolio Moderate Fund ............................        1,673.135      10.782832          18,041
       Europe 1.25X Strategy Fund ...................................        3,036.404      17.975744          54,582
       Financial Services Fund ......................................          216.356      10.775929           2,331
       Government Long Bond 1.2X Strategy Fund ......................       57,370.080       1.134984          65,114
       Health Care Fund .............................................       46,123.474      11.892872         548,541
       Internet Fund ................................................          290.191      12.813312           3,718
       Inverse Dow 2X Strategy Fund .................................          843.999       6.043409           5,101
       Inverse Government Long Bond Strategy Fund ...................       46,515.017       0.812607          37,798
       Inverse Mid-Cap Strategy Fund ................................          313.809       7.256734           2,277
       Inverse OTC Strategy Fund ....................................        2,774.149       7.333621          20,345
       Inverse Russell 2000 Strategy Fund ...........................        3,638.190       7.293859          26,536

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

================================================================================================================================
                                                                                           UNITS    UNIT VALUE        VALUE
--------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Rydex Variable Trust: (continued)
       Inverse S&P 500 Strategy Fund .............................................    25,070.432   $   0.630074   $       15,796
       Japan 1.25X Strategy Fund .................................................     2,689.205      11.112712           29,884
       Large-Cap Growth Fund .....................................................     1,747.170      11.318916           19,776
       Large-Cap Value Fund ......................................................     5,691.233      12.421929           70,696
       Leisure Fund ..............................................................        89.537      12.630330            1,131
       Mid Cap 1.5X Strategy Fund ................................................    61,736.531       2.234983          137,980
       Mid-Cap Growth Fund .......................................................    13,038.341      13.221255          172,383
       Mid-Cap Value Fund ........................................................     4,743.459      13.096829           62,124
       Multi-Cap Core Equity Fund ................................................       379.819      10.174769            3,865
       Nova Fund .................................................................    10,755.410      13.484529          145,032
       OTC 2X Strategy Fund ......................................................    12,686.472      15.138086          192,049
       OTC Fund ..................................................................    66,270.759      17.011790        1,127,384
       Precious Metals Fund ......................................................    14,449.930      19.278714          278,576
       Real Estate Fund ..........................................................    10,709.380      14.526075          155,565
       Russell 2000 1.5X Strategy Fund ...........................................    38,346.063       2.193067           84,095
       Russell 2000 2X Strategy Fund .............................................        26.363       8.941503              236
       S&P 500 2X Strategy Fund ..................................................     6,959.056      14.260791           99,242
       Sector Rotation Fund ......................................................    18,189.165       2.033965           36,996
       Small-Cap Growth Fund .....................................................       934.415      12.634606           11,806
       Small-Cap Value Fund ......................................................     3,139.889      10.846335           34,056
       Technology Fund ...........................................................     6,819.546      12.091149           82,456
       Telecommunications Fund ...................................................     7,170.328      13.712381           98,322
       Transportation Fund .......................................................       404.530      12.802388            5,179
       U.S. Government Money Market Fund .........................................   909,579.463       1.022899          930,408
       Utilities Fund ............................................................    11,365.258      16.686641          189,648
       Weakening Dollar 2X Strategy Fund .........................................     1,954.203      12.947994           25,303
     Seligman Portfolios, Inc.:
       Communications and Information Portfolio ..................................   543,389.728       0.811846          441,149
       Global Technology Portfolio ...............................................   332,867.833       0.669854          222,973
     Third Avenue Variable Series Trust:
       Value Portfolio ...........................................................   684,263.013       1.968465        1,346,948
     Van Eck Worldwide Insurance Trust:
       Absolute Return Fund ......................................................    92,061.657       1.060120           97,596
       Bond Fund .................................................................   309,089.617       1.613018          498,567
       Emerging Markets Fund .....................................................   807,634.762       3.094660        2,499,355
       Hard Assets Fund ..........................................................   945,412.763       4.225971        3,995,287
       Real Estate Fund ..........................................................   263,089.077       2.571196          676,454
     Wells Fargo Advantage VT Funds:
       Discovery Fund ............................................................   184,893.542      15.483971        2,862,886
       Opportunity Fund ..........................................................   895,803.474       2.572322        2,304,295
--------------------------------------------------------------------------------------------------------------------------------
         Net assets attributable to contract owners' deferred annuity reserves ................................   $  183,608,913
================================================================================================================================

Net assets attributable to:
   Contract owners' annuity payment reserves:
     The Alger American Fund:
       Growth Portfolio ..........................................................                                $        1,814
       Leveraged AllCap Portfolio ................................................                                         1,137
     Dreyfus Stock Index Fund ....................................................                                        16,815
     Federated Insurance Series:
       High Income Bond Fund II ..................................................                                         1,813
     Janus Aspen Series:
       Growth and Income Portfolio ...............................................                                           797
       Mid Cap Growth Portfolio ..................................................                                           773
     Neuberger Berman Advisers Management Trust:
       Partners Portfolio ........................................................                                         2,214
     Northern Lights Variable Trust:
       JNF Balanced Portfolio ....................................................                                         2,151
       JNF Equity Portfolio ......................................................                                         1,414
     PIMCO Variable Insurance Trust:
       Money Market Portfolio ....................................................                                         8,845
--------------------------------------------------------------------------------------------------------------------------------
         Net assets attributable to contract owners' annuity payment reserves .................................   $       37,773
--------------------------------------------------------------------------------------------------------------------------------
         Net assets attributable to contract owners' reserves .................................................   $  183,646,686
================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                        40|86 SERIES TRUST
                                                             -----------------------------------------------------------------------
                                                                                             FIXED       GOVERNMENT        MONEY
                                                             BALANCED (j)*   EQUITY (j)*  INCOME (a)*  SECURITIES (a)*  MARKET (a)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..  $      62,239  $      2,241  $    36,524  $        19,693  $    29,844
Expenses:
   Mortality and expense risk fees ........................         48,558       118,633        9,597            5,885        7,849
   Administrative fees ....................................          5,827        14,236        1,152              706          942
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses .......................................         54,385       132,869       10,749            6,591        8,791
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ........................          7,854      (130,628)      25,775           13,102       21,053
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ......................      1,707,965     1,953,322      (50,613)         (57,011)          --
   Net realized short-term capital gain distributions
     from investments in portfolio shares .................             --            --           --               --           --
   Net realized long-term capital gain distributions
     from investments in portfolio shares .................        174,311     2,990,460           --               --           --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
     shares ...............................................      1,882,276     4,943,782      (50,613)         (57,011)          --
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ........................     (1,453,267)   (3,019,368)      52,974           51,463           --
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        operations ........................................  $     436,863  $  1,793,786  $    28,136  $         7,554  $    21,053
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                        40|86 SERIES TRUST
                                                             -----------------------------------------------------------------------
                                                                                             FIXED       GOVERNMENT        MONEY
                                                             BALANCED (j)*   EQUITY (j)*  INCOME (a)*  SECURITIES (a)*  MARKET (a)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................  $       7,854  $   (130,628) $    25,775  $        13,102  $    21,053
   Net realized gain (loss) on investments in portfolio
     shares ...............................................      1,882,276     4,943,782      (50,613)         (57,011)          --
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ...................     (1,453,267)   (3,019,368)      52,974           51,463           --
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        operations ........................................        436,863     1,793,786       28,136            7,554       21,053
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ....        141,305       238,832        7,779            7,295        9,316
   Contract redemptions ...................................       (701,935)   (1,637,773)    (210,136)         (60,100)    (259,665)
   Net transfers (including mortality transfers) ..........    (11,589,255)  (28,796,464)  (3,052,964)      (2,022,876)  (2,381,755)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ...............................    (12,149,885)  (30,195,405)  (3,255,321)      (2,075,681)  (2,632,104)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ..............    (11,713,022)  (28,401,619)  (3,227,185)      (2,068,127)  (2,611,051)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................     11,713,022    28,401,619    3,227,185        2,068,127    2,611,051
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ..........................  $          --  $         --  $        --  $            --  $        --
====================================================================================================================================

*     See Footnote 7 for details

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                                                                                                         THE
                                                                                                                        ALGER
                                                                                                                       AMERICAN
                                            AIM VARIABLE INSURANCE FUNDS                                                 FUND
-------------------------------------------------------------------------------------------------------------------   -------------
                                                            GLOBAL
                   CORE       FINANCIAL       GLOBAL         REAL                         MID CAP
  BASIC VALUE     EQUITY      SERVICES      HEALTH CARE     ESTATE       HIGH YIELD     CORE EQUITY     TECHNOLOGY      GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
$          512   $   8,236   $     1,494   $          --   $   72,577   $     23,111   $          73   $         --   $    21,857

         2,060       8,510         1,374           2,914       20,992          5,895           1,895            938        79,838
           247       1,021           165             350        2,519            707             228            113         9,581
-----------------------------------------------------------------------------------------------------------------------------------
         2,307       9,531         1,539           3,264       23,511          6,602           2,123          1,051        89,419
-----------------------------------------------------------------------------------------------------------------------------------
        (1,795)     (1,295)          (45)         (3,264)      49,066         16,509          (2,050)        (1,051)      (67,562)
-----------------------------------------------------------------------------------------------------------------------------------

        10,130      21,890         9,258          19,872      370,018         (9,177)          9,578          7,273        (4,199)

            87          --           191              --       18,545             --              --             --            --

         8,519          --         5,450              --      154,680             --           2,191             --            --
-----------------------------------------------------------------------------------------------------------------------------------
        18,736      21,890        14,899          19,872      543,243         (9,177)         11,769          7,273        (4,199)
-----------------------------------------------------------------------------------------------------------------------------------

       (16,352)     17,974       (36,398)          7,047     (674,146)       (13,357)          2,748         (2,289)    1,130,524
-----------------------------------------------------------------------------------------------------------------------------------
$          589   $  38,569   $   (21,544)  $      23,655   $  (81,837)  $     (6,025)  $      12,467   $      3,933   $ 1,058,763
===================================================================================================================================

===================================================================================================================================
                                                                                                                          THE
                                                                                                                         ALGER
                                                                                                                       AMERICAN
                                          AIM VARIABLE INSURANCE FUNDS                                                    FUND
-------------------------------------------------------------------------------------------------------------------   -------------
                                                             GLOBAL
                   CORE       FINANCIAL       GLOBAL          REAL                        MID CAP
  BASIC VALUE     EQUITY      SERVICES      HEALTH CARE      ESTATE      HIGH YIELD     CORE EQUITY     TECHNOLOGY      GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
$       (1,795)  $  (1,295)  $       (45)  $      (3,264)  $   49,066   $     16,509   $      (2,050)  $     (1,051)  $   (67,562)
        18,736      21,890        14,899          19,872      543,243         (9,177)         11,769          7,273        (4,199)

       (16,352)     17,974       (36,398)          7,047     (674,146)       (13,357)          2,748         (2,289)    1,130,524
-----------------------------------------------------------------------------------------------------------------------------------
           589      38,569       (21,544)         23,655      (81,837)        (6,025)         12,467          3,933     1,058,763
-----------------------------------------------------------------------------------------------------------------------------------

        10,163      36,019         4,138          12,743       70,240         14,218           7,817          2,603       221,699
       (12,265)    (73,962)      (31,879)        (68,071)    (310,024)      (102,168)        (24,630)       (18,428)   (1,068,545)
       (29,962)     90,749       (14,120)        (18,617)    (411,482)      (123,638)        (32,349)       (10,326)      (53,947)
-----------------------------------------------------------------------------------------------------------------------------------

       (32,064)     52,806       (41,861)        (73,945)    (651,266)      (211,588)        (49,162)       (26,151)     (900,793)
-----------------------------------------------------------------------------------------------------------------------------------
       (31,475)     91,375       (63,405)        (50,290)    (733,103)      (217,613)        (36,695)       (22,218)      157,970
-----------------------------------------------------------------------------------------------------------------------------------
       180,366     647,958       130,447         263,244    1,893,931        514,421         145,093         94,129     6,282,923
-----------------------------------------------------------------------------------------------------------------------------------
$      148,891   $ 739,333   $    67,042   $     212,954   $1,160,828   $    296,808   $     108,398   $     71,911   $ 6,440,893
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

=================================================================================================================================
                                                                                                ALLIANCEBERNSTEIN    AMERICAN
                                                                                                    VARIABLE         CENTURY
                                                                                                    PRODUCTS         VARIABLE
                                                         THE ALGER AMERICAN FUND (CONTINUED)         SERIES         PORTFOLIOS
                                                      ----------------------------------------  -----------------  --------------
                                                       LEVERAGED     MIDCAP         SMALL           GROWTH &
                                                        ALLCAP       GROWTH     CAPITALIZATION       INCOME          BALANCED
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
   shares ..........................................  $        --  $        --  $           --  $        5,151     $      2,024
Expenses:

   Mortality and expense risk fees .................      118,242       51,143          40,178           4,419            1,152
   Administrative fees .............................       14,189        6,137           4,821             530              138
---------------------------------------------------------------------------------------------------------------------------------
     Total expenses ................................      132,431       57,280          44,999           4,949            1,290
---------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .................     (132,431)     (57,280)        (44,999)            202              734
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...............      503,931      160,902         395,501          25,216            1,457
   Net realized short-term capital gain
     distributions from investments in portfolio
       shares ......................................           --      408,846              --           1,117              798
   Net realized long-term capital gain
     distributions  from investments in portfolio
       shares ......................................           --      127,499              --          16,367            4,130
---------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in
      portfolio shares .............................      503,931      697,247         395,501          42,700            6,385
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in portfolio
     shares ........................................    2,191,607      402,342         112,561         (40,203)          (3,820)
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations .............................  $ 2,563,107  $ 1,042,309  $      463,063  $        2,699     $      3,299
=================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

=================================================================================================================================
                                                                                                ALLIANCEBERNSTEIN    AMERICAN
                                                                                                    VARIABLE         CENTURY
                                                                                                    PRODUCTS         VARIABLE
                                                         THE ALGER AMERICAN FUND (CONTINUED)         SERIES         PORTFOLIOS
                                                      ----------------------------------------  -----------------  --------------
                                                       LEVERAGED     MIDCAP         SMALL            GROWTH &
                                                        ALLCAP       GROWTH     CAPITALIZATION        INCOME         BALANCED
---------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .................  $  (132,431) $   (57,280) $      (44,999) $          202     $        734
   Net realized gain (loss) on investments in
     portfolio shares ..............................      503,931      697,247         395,501          42,700            6,385
   Net change in unrealized appreciation
   (depreciation) of investments
     in portfolio shares ...........................    2,191,607      402,342         112,561         (40,203)          (3,820)
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations .............................    2,563,107    1,042,309         463,063           2,699            3,299
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
     breakage) .....................................      314,360      160,082          81,596           8,476            9,444
   Contract redemptions ............................   (1,482,364)    (518,736)       (506,147)        (75,898)         (46,929)
   Net transfers (including mortality transfers) ...      (11,260)     142,549        (189,335)        301,271            7,493
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ..........   (1,179,264)    (216,105)       (613,886)        233,849          (29,992)
---------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .......    1,383,843      826,204        (150,823)        236,548          (26,693)
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................    8,699,158    3,744,306       3,227,654         253,475           98,721
---------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ................... $ 10,083,001  $ 4,570,510  $    3,076,831  $      490,023     $     72,028
=================================================================================================================================

*     See Footnote 7 for details.

   The accompanying notes are an integral part of these financial statements.

=================================================================================================================================
                                                                                                     DIREXION        DREYFUS
                                                                                                     INSURANCE      INVESTMENT
                       AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)                                TRUST        PORTFOLIOS
------------------------------------------------------------------------------------------------   ------------   ---------------
                                                LARGE
 INCOME &      INFLATION                       COMPANY                                              DYNAMIC VP      SMALL CAP
  GROWTH      PROTECTION     INTERNATIONAL    VALUE (k)*   ULTRA (k)*      VALUE      VISTA (k)*      HY BOND      STOCK INDEX
---------------------------------------------------------------------------------------------------------------------------------
$   30,535   $      1,101   $         7,415   $       --   $       --   $    70,659   $       --   $         91   $         152

    20,257            313            13,116           --           --        54,730          762             20             668
     2,431             37             1,574           --           --         6,567           91              3              80
---------------------------------------------------------------------------------------------------------------------------------
    22,688            350            14,690           --           --        61,297          853             23             748
---------------------------------------------------------------------------------------------------------------------------------
     7,847            751            (7,275)          --           --         9,362         (853)            68            (596)
---------------------------------------------------------------------------------------------------------------------------------

   176,384            115           168,121           --           --       177,428        7,379           (583)          1,306

        --             --                --           --           --       233,317           --             --              61

        --             --                --           --           --       133,098           --             --           1,569
---------------------------------------------------------------------------------------------------------------------------------
   176,384            115           168,121           --           --       543,843        7,379           (583)          2,936
---------------------------------------------------------------------------------------------------------------------------------

  (195,487)         1,226            (1,659)          (1)          --      (802,002)       4,994             --          (6,239)
---------------------------------------------------------------------------------------------------------------------------------
$  (11,256)  $      2,092   $       159,187   $       (1)  $       --   $  (248,797)  $   11,520   $       (515)  $      (3,899)
=================================================================================================================================

=================================================================================================================================
                                                                                                     DIREXION        DREYFUS
                                                                                                     INSURANCE      INVESTMENT
                       AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)                                TRUST        PORTFOLIOS
------------------------------------------------------------------------------------------------   ------------   ---------------
                                                LARGE
 INCOME &      INFLATION                       COMPANY                                              DYNAMIC VP      SMALL CAP
  GROWTH      PROTECTION     INTERNATIONAL    VALUE (k)*   ULTRA (k)*      VALUE      VISTA (k)*      HY BOND      STOCK INDEX
---------------------------------------------------------------------------------------------------------------------------------
$    7,847   $        751   $        (7,275)  $       --   $       --   $     9,362   $     (853)  $         68   $        (596)
   176,384            115           168,121           --           --       543,843        7,379           (583)          2,936

  (195,487)         1,226            (1,659)          (1)          --      (802,002)       4,994             --          (6,239)
---------------------------------------------------------------------------------------------------------------------------------
   (11,256)         2,092           159,187           (1)          --      (248,797)      11,520           (515)         (3,899)
---------------------------------------------------------------------------------------------------------------------------------

    57,423          2,672            78,722           85           28       171,074        1,787             --           3,587
  (240,990)       (11,834)         (277,957)          --           --      (736,915)          --            (87)        (22,761)
  (188,284)        32,964            36,010           --           --      (163,279)     159,423            602          41,765
---------------------------------------------------------------------------------------------------------------------------------

  (371,851)        23,802          (163,225)          85           28      (729,120)     161,210            515          22,591
---------------------------------------------------------------------------------------------------------------------------------
  (383,107)        25,894            (4,038)          84           28      (977,917)     172,730             --          18,692
---------------------------------------------------------------------------------------------------------------------------------
 1,787,937         14,758         1,053,597           --           --     4,651,080           --             --          31,586
---------------------------------------------------------------------------------------------------------------------------------
$1,404,830   $     40,652   $     1,049,559   $       84   $       28   $ 3,673,163   $  172,730   $         --   $      50,278
=================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================
                                                                                                                         FEDERATED
                                                                                                  DREYFUS VARIABLE       INSURANCE
                                                                                                   INVESTMENT FUND         SERIES
                                                                                             --------------------------  ----------
                                                                       DREYFUS
                                                                       SOCIALLY    DREYFUS
                                                                     RESPONSIBLE    STOCK    DISCIPLINED  INTERNATIONAL   CAPITAL
                                                                        GROWTH      INDEX     STOCK (i)*      VALUE      INCOME II
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........  $    15,585  $ 347,901  $        --  $      27,417  $  39,320
Expenses:
   Mortality and expense risk fees ................................       35,846    259,253        2,096         21,879      9,419
   Administrative fees ............................................        4,301     31,110          251          2,626      1,131
-----------------------------------------------------------------------------------------------------------------------------------
      Total expenses ..............................................       40,147    290,363        2,347         24,505     10,550
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ................................      (24,562)    57,538       (2,347)         2,912     28,770
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .............................................      (93,810)   421,870       29,487         72,201     40,277
   Net realized short-term capital gain distributions from
     investments in portfolio shares ..............................           --         --           --         42,912         --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..............................           --         --       91,186        177,308         --
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio shares ....      (93,810)   421,870      120,673        292,421     40,277
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................      293,937    329,926      (91,046)      (250,436)   (49,081)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......  $   175,565  $ 809,334  $    27,280  $      44,897  $  19,966
===================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================
                                                                                                                         FEDERATED
                                                                                                  DREYFUS VARIABLE       INSURANCE
                                                                                                   INVESTMENT FUND         SERIES
                                                                                             --------------------------  ----------
                                                                     DREYFUS
                                                                     SOCIALLY     DREYFUS
                                                                   RESPONSIBLE     STOCK     DISCIPLINED  INTERNATIONAL   CAPITAL
                                                                      GROWTH       INDEX      STOCK (i)*      VALUE      INCOME II
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..............................  $   (24,562) $    57,538  $    (2,347) $       2,912  $  28,770
   Net realized gain (loss) on investments in portfolio shares ..      (93,810)     421,870      120,673        292,421     40,277
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ...........................      293,937      329,926      (91,046)      (250,436)   (49,081)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .....      175,565      809,334       27,280         44,897     19,966
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..........      114,886      863,089        3,222         79,161     16,534
   Contract redemptions .........................................     (465,817)  (3,510,279)     (15,747)      (414,171)  (184,437)
   Net transfers (including mortality transfers) ................      (79,945)    (291,778)    (533,554)       (38,397)    28,096
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
        owners' transactions ....................................     (430,876)  (2,938,968)    (546,079)      (373,407)  (139,807)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..................     (255,311)  (2,129,634)    (518,799)      (328,510)  (119,841)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................    2,926,128   21,334,288      518,799      1,884,316    800,042
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ..............................  $ 2,670,817  $19,204,654  $        --  $   1,555,806  $ 680,201
===================================================================================================================================

*     See Footnote 7 for details.

   The accompanying notes are an integral part of these financial statements.

=================================================================================================================================
 FEDERATED INSURANCE SERIES (CONTINUED)                                     JANUS ASPEN SERIES
----------------------------------------   --------------------------------------------------------------------------------------
   HIGH                                                                    GLOBAL
  INCOME     INTERNATIONAL                                                  LIFE        GROWTH AND   INTERNATIONAL    LARGE CAP
  BOND II      EQUITY II     KAUFMANN II   BALANCED (k)*   FORTY (k)*   SCIENCES (k)*     INCOME         GROWTH         GROWTH
---------------------------------------------------------------------------------------------------------------------------------
$   95,204   $       1,048   $        --   $       1,527   $      336   $          --   $   53,698   $      14,093   $    84,178

    14,212           7,852           163             450          534              22       33,430          27,070       148,452
     1,705             942            20              53           64               3        4,012           3,248        17,814
---------------------------------------------------------------------------------------------------------------------------------
    15,917           8,794           183             503          598              25       37,442          30,318       166,266
---------------------------------------------------------------------------------------------------------------------------------
    79,287          (7,746)         (183)          1,024         (262)            (25)      16,256         (16,225)      (82,088)
---------------------------------------------------------------------------------------------------------------------------------

    (7,104)         54,761            48              16        3,499               2      235,080         292,890            47

        --              --            87              --           --              --           --              --            --

        --              --           175              --           --              --           --              --            --
---------------------------------------------------------------------------------------------------------------------------------
    (7,104)         54,761           310              16        3,499               2      235,080         292,890            47
---------------------------------------------------------------------------------------------------------------------------------

   (47,861)        (10,490)        1,808            (241)       5,834             330      (54,469)        219,672     1,565,076
---------------------------------------------------------------------------------------------------------------------------------
$   24,322   $      36,525   $     1,935   $         799   $    9,071   $         307   $  196,867   $     496,337   $ 1,483,035
=================================================================================================================================

=================================================================================================================================
 FEDERATED INSURANCE SERIES (CONTINUED)                                     JANUS ASPEN SERIES
----------------------------------------   --------------------------------------------------------------------------------------
   HIGH                                                                    GLOBAL
  INCOME     INTERNATIONAL                                                  LIFE        GROWTH AND   INTERNATIONAL    LARGE CAP
  BOND II      EQUITY II     KAUFMANN II   BALANCED (k)*   FORTY (k)*   SCIENCES (k)*     INCOME         GROWTH         GROWTH
---------------------------------------------------------------------------------------------------------------------------------
$   79,287   $      (7,746)  $      (183)  $       1,024   $     (262)  $         (25)  $   16,256   $     (16,225)  $   (82,088)
    (7,104)         54,761           310              16        3,499               2      235,080         292,890            47

   (47,861)        (10,490)        1,808            (241)       5,834             330      (54,469)        219,672     1,565,076
---------------------------------------------------------------------------------------------------------------------------------
    24,322          36,525         1,935             799        9,071             307      196,867         496,337     1,483,035
---------------------------------------------------------------------------------------------------------------------------------

    27,852          10,803        19,498             134          996              --      132,480          55,420       562,020
  (237,944)       (117,779)         (438)         (1,211)          --              --     (422,105)       (233,159)   (2,041,928)
   (60,982)        156,102        15,390         118,018      170,194           3,221      (71,687)        321,078       (16,286)
---------------------------------------------------------------------------------------------------------------------------------

  (271,074)         49,126        34,450         116,941      171,190           3,221     (361,312)        143,339    (1,496,194)
---------------------------------------------------------------------------------------------------------------------------------
  (246,752)         85,651        36,385         117,740      180,261           3,528     (164,445)        639,676       (13,159)
---------------------------------------------------------------------------------------------------------------------------------
 1,251,106         628,748           921              --           --              --    2,670,922       1,804,067    11,739,608
---------------------------------------------------------------------------------------------------------------------------------
$1,004,354   $     714,399   $    37,306   $     117,740   $  180,261   $       3,528   $2,506,477   $   2,443,743   $11,726,449
=================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                                           LAZARD
                                                                                                                         RETIREMENT
                                                                             JANUS ASPEN SERIES (CONTINUED)                SERIES
                                                                   ----------------------------------------------------  -----------
                                                                                                 SMALL
                                                                                                COMPANY
                                                                     MID CAP     MID CAP         VALUE       WORLDWIDE    EMERGING
                                                                     GROWTH     VALUE (k)*  (SERVICE) (k)*     GROWTH      MARKETS
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ........  $    20,847  $      166  $           --  $   109,219  $   12,607
Expenses:
   Mortality and expense risk fees ..............................      123,502          60              --      184,667      13,128
   Administrative fees ..........................................       14,820           7              --       22,160       1,575
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ............................................      138,322          67              --      206,827      14,703
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ..............................     (117,475)         99              --      (97,608)     (2,096)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ...........................     (178,398)         (5)             --      (13,176)    124,094
   Net realized short-term capital gain distributions from
      investments in portfolio shares ...........................           --          --              --           --      55,046
   Net realized long-term capital gain distributions from
      investments in portfolio shares ...........................       52,758          95               2           --     113,546
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio shares ..     (125,640)         90               2      (13,176)    292,686
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..............................    2,042,770        (729)             (6)   1,295,011     (13,387)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .....  $ 1,799,655  $     (540) $           (4) $ 1,184,227  $  277,203
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                                           LAZARD
                                                                                                                         RETIREMENT
                                                                        JANUS ASPEN SERIES (CONTINUED)                     SERIES
                                                                   ----------------------------------------------------  -----------
                                                                                                 SMALL
                                                                                                COMPANY
                                                                     MID CAP     MID CAP         VALUE       WORLDWIDE    EMERGING
                                                                      GROWTH    VALUE (k)*  (SERVICE) (k)*    GROWTH       MARKETS
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..............................  $  (117,475) $       99  $           --  $   (97,608) $   (2,096)
   Net realized gain (loss) on investments in portfolio shares ..     (125,640)         90               2      (13,176)    292,686
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ...........................    2,042,770        (729)             (6)   1,295,011     (13,387)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .....    1,799,655        (540)             (4)   1,184,227     277,203
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..........      339,195         527             112      503,882      28,729
   Contract redemptions .........................................   (1,374,055)         --              --   (2,389,482)   (175,016)
   Net transfers (including mortality transfers) ................     (351,655)     10,079              --     (358,216)     80,613
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ..........................   (1,386,515)     10,606             112   (2,243,816)    (65,674)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..................      413,140      10,066             108   (1,059,589)    211,529
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................    9,512,350          --              --   14,812,354   1,022,376
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ..............................  $ 9,925,490  $   10,066  $          108  $13,752,765  $1,233,905
====================================================================================================================================

*     See Footnote 7 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                  LAZARD                                                                                 LEGG MASON PARTNERS
       RETIREMENT SERIES (CONTINUED)              LEGG MASON PARTNERS VARIABLE EQUITY TRUST             VARIABLE INCOME TRUST
-----------------------------------------   -----------------------------------------------------   -----------------------------
                                                            CAPITAL                                   GLOBAL
INTERNATIONAL                US STRATEGIC    AGGRESSIVE       AND       FUNDAMENTAL    LARGE CAP    HIGH YIELD
   EQUITY        SMALL CAP    EQUITY (l)*   GROWTH (b)*   INCOME (b)*    VALUE (b)*   GROWTH (b)*    BOND (c)*   GOVERNMENT (d)*
---------------------------------------------------------------------------------------------------------------------------------
$       2,159   $       --   $      2,774   $        --   $        72   $       174   $         8   $    3,959   $           315

          986       21,976          3,825            92            44           215           206          917                83
          119        2,637            459            11             5            26            25          110                10
---------------------------------------------------------------------------------------------------------------------------------
        1,105       24,613          4,284           103            49           241           231        1,027                93
---------------------------------------------------------------------------------------------------------------------------------
        1,054      (24,613)        (1,510)         (103)           23           (67)         (223)       2,932               222
---------------------------------------------------------------------------------------------------------------------------------

        1,740       57,411         16,037           (58)            1           413           298          936               102

        2,889      259,476          8,531            --           166            98            --          178                --

       11,771      368,952         32,371            49           665           672            --           92                --
---------------------------------------------------------------------------------------------------------------------------------
       16,400      685,839         56,939            (9)          832         1,183           298        1,206               102
---------------------------------------------------------------------------------------------------------------------------------

      (10,136)    (790,732)       (52,598)         (463)         (843)       (1,318)         (359)      (4,892)             (218)
---------------------------------------------------------------------------------------------------------------------------------
$       7,318   $ (129,506)  $      2,831    $     (575)   $       12   $      (202)  $      (284)  $     (754)  $           106
=================================================================================================================================

====================================================================================================================================
                  LAZARD                                                                                 LEGG MASON PARTNERS
       RETIREMENT SERIES (CONTINUED)              LEGG MASON PARTNERS VARIABLE EQUITY TRUST             VARIABLE INCOME TRUST
-----------------------------------------   -----------------------------------------------------   -----------------------------
                                                            CAPITAL                                   GLOBAL
INTERNATIONAL                US STRATEGIC    AGGRESSIVE       AND       FUNDAMENTAL    LARGE CAP    HIGH YIELD
   EQUITY        SMALL CAP    EQUITY (l)*   GROWTH (b)*   INCOME (b)*    VALUE (b)*   GROWTH (b)*    BOND (c)*   GOVERNMENT (d)*
---------------------------------------------------------------------------------------------------------------------------------
$       1,054   $  (24,613)  $     (1,510)  $      (103)  $        23   $       (67)  $      (223)  $    2,932   $           222
       16,400      685,839         56,939            (9)          832         1,183           298        1,206               102

      (10,136)    (790,732)       (52,598)         (463)         (843)       (1,318)         (359)      (4,892)             (218)
---------------------------------------------------------------------------------------------------------------------------------
        7,318     (129,506)         2,831          (575)           12          (202)         (284)        (754)              106
---------------------------------------------------------------------------------------------------------------------------------

        2,720       94,380         18,515            --            (2)        1,956         3,112          224                30
      (12,728)    (474,327)       (18,498)       (7,211)          (30)       (2,906)      (12,589)     (31,594)             (101)
       19,043     (153,704)      (192,968)       16,267         5,222        14,587        28,287       35,925             5,813
---------------------------------------------------------------------------------------------------------------------------------

        9,035     (533,651)      (192,951)        9,056         5,190        13,637        18,810        4,555             5,742
---------------------------------------------------------------------------------------------------------------------------------
       16,353     (663,157)      (190,120)        8,481         5,202        13,435        18,526        3,801             5,848
---------------------------------------------------------------------------------------------------------------------------------
       72,022    2,047,175        324,489            --            --            --            --       49,369                --
---------------------------------------------------------------------------------------------------------------------------------
$      88,375   $1,384,018   $    134,369   $     8,481   $     5,202   $    13,435   $    18,526   $   53,170   $         5,848
=================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                LEGG MASON
                                                                 PARTNERS
                                                              VARIABLE INCOME
                                                             TRUST (CONTINUED)        LEGG MASON PARTNERS VARIABLE PORTFOLIOS
                                                             -----------------  ----------------------------------------------------
                                                                 STRATEGIC      AGGRESSIVE                  LARGE CAP     TOTAL
                                                                 BOND (c)*      GROWTH (e)*  ALL CAP (f)*  GROWTH (g)*  RETURN (h)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..  $          69,503  $        --  $        164  $        --  $       43
Expenses:
   Mortality and expense risk fees ........................             21,809           21           182           95          21
   Administrative fees ....................................              2,617            3            22           11           2
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses .......................................             24,426           24           204          106          23
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ........................             45,077          (24)          (40)        (106)         20
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ......................            (94,566)       3,666            76        2,335         233
   Net realized short-term capital gain distributions
     from investments in portfolio shares .................                 --           --         2,754           --          27
   Net realized long-term capital gain distributions
     from investments in portfolio shares .................                 --           --            93           --           6
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments
     in portfolio shares ..................................            (94,566)       3,666         2,923        2,335         266
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ........................             56,318       (2,979)         (323)      (1,227)       (139)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations .........................................  $           6,829  $       663  $      2,560  $     1,002  $      147
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                LEGG MASON
                                                                 PARTNERS
                                                              VARIABLE INCOME
                                                             TRUST (CONTINUED)        LEGG MASON PARTNERS VARIABLE PORTFOLIOS
                                                             -----------------  ----------------------------------------------------
                                                                 STRATEGIC      AGGRESSIVE                  LARGE CAP     TOTAL
                                                                 BOND (c)*      GROWTH (e)*  ALL CAP (f)*  GROWTH (g)*  RETURN (h)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................  $          45,077  $       (24) $        (40) $      (106) $       20
   Net realized gain (loss) on investments in portfolio
     shares ...............................................            (94,566)       3,666         2,923        2,335         266
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ...................             56,318       (2,979)         (323)      (1,227)       (139)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations .........................................              6,829          663         2,560        1,002         147
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ....             84,400           --           801          204           1
   Contract redemptions ...................................            (99,370)          --          (621)         (30)         --
   Net transfers (including mortality transfers) ..........           (664,484)     (31,331)      (11,626)     (24,392)     (5,222)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions .................           (679,454)     (31,331)      (11,446)     (24,218)     (5,221)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ..............           (672,625)     (30,668)       (8,886)     (23,216)     (5,074)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................          1,963,238       30,668         8,886       23,216       5,074
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ..........................  $       1,290,613  $        --  $         --  $        --  $       --
====================================================================================================================================

*     See Footnote 7 for details.

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================
LORD ABBETT SERIES FUND                        NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
-----------------------  --------------------------------------------------------------------------------------
                           LEHMAN         LEHMAN
                          BROTHERS       BROTHERS
AMERICA'S    GROWTH AND  HIGH INCOME  SHORT DURATION             MID-CAP                             SOCIALLY
  VALUE        INCOME     BOND (m)*      BOND (n)*    FASCIANO   GROWTH     PARTNERS      REGENCY   RESPONSIVE
---------------------------------------------------------------------------------------------------------------
$   14,619  $    64,215  $        63  $       29,606  $     --  $      --  $    14,217  $      769  $       91

     6,811       68,871           10          13,870       106      3,185       29,654       2,498       1,850
       818        8,264            2           1,664        13        382        3,558         299         223
---------------------------------------------------------------------------------------------------------------
     7,629       77,135           12          15,534       119      3,567       33,212       2,797       2,073
---------------------------------------------------------------------------------------------------------------
     6,990      (12,920)          51          14,072      (119)    (3,567)     (18,995)     (2,028)     (1,982)
---------------------------------------------------------------------------------------------------------------

    23,510      272,402            5          (3,573)      (86)    46,324      231,122      11,867      31,170

     1,951       24,083           --              --        --         --        7,378         797         341

    13,473      330,027           --              --        46         --      215,095       3,826          --
---------------------------------------------------------------------------------------------------------------
    38,934      626,512            5          (3,573)      (40)    46,324      453,595      16,490      31,511
---------------------------------------------------------------------------------------------------------------

   (36,518)    (504,482)         (55)         25,446      (459)     3,567     (279,650)     (5,288)    (16,466)
---------------------------------------------------------------------------------------------------------------
$    9,406  $   109,110  $         1  $       35,945  $   (618) $  46,324  $   154,950  $    9,174  $   13,063
===============================================================================================================

===============================================================================================================
LORD ABBETT SERIES FUND                        NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
-----------------------  --------------------------------------------------------------------------------------
                           LEHMAN         LEHMAN
                          BROTHERS       BROTHERS
AMERICA'S    GROWTH AND  HIGH INCOME  SHORT DURATION             MID-CAP                             SOCIALLY
  VALUE        INCOME     BOND (m)*      BOND (n)*    FASCIANO   GROWTH     PARTNERS      REGENCY   RESPONSIVE
---------------------------------------------------------------------------------------------------------------
$    6,990  $   (12,920) $        51  $       14,072  $   (119) $  (3,567) $   (18,995) $   (2,028) $   (1,982)
    38,934      626,512            5          (3,573)      (40)    46,324      453,595      16,490      31,511

   (36,518)    (504,482)         (55)         25,446      (459)     3,567     (279,650)     (5,288)    (16,466)
---------------------------------------------------------------------------------------------------------------
     9,406      109,110            1          35,945      (618)    46,324      154,950       9,174      13,063
---------------------------------------------------------------------------------------------------------------

    22,741      293,867           (1)         74,420     1,093      5,488       59,210       4,381       4,168
  (110,139)    (976,331)          --        (170,545)   (2,651)   (68,011)    (383,012)    (27,829)    (30,425)
    93,812     (120,036)         (31)           (513)   (5,578)    44,501      (70,382)   (131,815)   (103,970)
---------------------------------------------------------------------------------------------------------------

     6,414     (802,500)         (32)        (96,638)   (7,136)   (18,022)    (394,184)   (155,263)   (130,227)
---------------------------------------------------------------------------------------------------------------
    15,820     (693,390)         (31)        (60,693)   (7,754)    28,302     (239,234)   (146,089)   (117,164)
---------------------------------------------------------------------------------------------------------------
   468,621    5,861,196          865       1,117,072    13,201    257,493    2,551,065     297,740     219,707
---------------------------------------------------------------------------------------------------------------
$  484,441  $ 5,167,806  $       834  $    1,056,379  $  5,447  $ 285,795  $ 2,311,831  $   151,651 $  102,543
===============================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                   NORTHERN LIGHTS
                                                                    VARIABLE TRUST                PIMCO VARIABLE INSURANCE TRUST
                                                            ----------------------------   -----------------------------------------
                                                                                                          COMMODITY-
                                                                JNF             JNF           ALL         REALRETURN      EMERGING
                                                            BALANCED (k)*    EQUITY (k)*     ASSET         STRATEGY     MARKETS BOND
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ............................................   $     123,891   $         --   $     1,729   $      1,283   $       258
Expenses:
   Mortality and expense risk fees ......................          90,635        210,402           259            331            56
   Administrative fees ..................................          10,876         25,249            31             40             6
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses .....................................         101,511        235,651           290            371            62
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ......................          22,380       (235,651)        1,439            912           196
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
     portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ................................          (9,481)      (143,333)          148         (1,897)            1
   Net realized short-term capital gain distributions
     from investments in portfolio shares ...............              --             --            --             --            62
   Net realized long-term capital gain distributions
     from investments in portfolio shares ...............              --             --            --             --            98
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
     shares .............................................          (9,481)      (143,333)          148         (1,897)          161
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ...................        (274,026)    (2,358,228)         (387)         6,900          (180)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations .......................................   $    (261,127)  $ (2,737,212)  $     1,200   $      5,915   $       177
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                    NORTHERN LIGHTS
                                                                     VARIABLE TRUST                PIMCO VARIABLE INSURANCE TRUST
                                                            -----------------------------   ----------------------------------------
                                                                                                          COMMODITY-
                                                                 JNF             JNF           ALL        REALRETURN      EMERGING
                                                             BALANCED (k)*    EQUITY (k)*     ASSET        STRATEGY     MARKETS BOND
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................   $      22,380   $   (235,651)  $    1,439   $        912   $       196
   Net realized gain (loss) on investments in portfolio
     shares ..............................................          (9,481)      (143,333)         148         (1,897)          161
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................        (274,026)    (2,358,228)        (387)         6,900          (180)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ........................................        (261,127)    (2,737,212)       1,200          5,915           177
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...         224,136        448,107        1,260            271           359
   Contract redemptions ..................................      (1,041,089)    (2,548,928)         (30)            --           (30)
   Net transfers (including mortality transfers) .........      11,336,674     26,987,653       19,722          3,973         4,096
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .....................      10,519,721     24,886,832       20,952          4,244         4,425
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .............      10,258,594     22,149,620       22,152         10,159         4,602
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................              --             --           --         29,379         3,597
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period .........................   $  10,258,594   $ 22,149,620   $   22,152   $     39,538   $     8,199
====================================================================================================================================

*     See Footnote 7 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                               PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
  FOREIGN
   BOND                                                                                   REALESTATE-
 US DOLLAR-    GLOBAL BOND       HIGH        LONG TERM         LOW           MONEY        REALRETURN        REAL        SHORT-
  HEDGED        UNHEDGED         YIELD     US GOVERNMENT     DURATION        MARKET        STRATEGY        RETURN        TERM
-----------------------------------------------------------------------------------------------------------------------------------
$       274   $         131   $      375   $         665   $         57   $    338,743   $       3,392   $   16,024   $     9,844

         99              50           67             178             15         89,160             259        4,308         2,644
         12               6            8              21              1         10,699              31          517           317
-----------------------------------------------------------------------------------------------------------------------------------
        111              56           75             199             16         99,859             290        4,825         2,961
-----------------------------------------------------------------------------------------------------------------------------------
        163              75          300             466             41        238,884           3,102       11,199         6,883
-----------------------------------------------------------------------------------------------------------------------------------

        (91)            225         (642)            961            (27)            --          (1,606)     (16,092)         (532)

         --               3           --              --             --             --              --          758            --

         --               3           --              --             --             --              --            3            --
-----------------------------------------------------------------------------------------------------------------------------------
        (91)            231         (642)            961            (27)            --          (1,606)     (15,331)         (532)
-----------------------------------------------------------------------------------------------------------------------------------

        137             120         (170)           (102)            --             --          (4,741)      33,282          (133)
-----------------------------------------------------------------------------------------------------------------------------------
$       209   $         426   $     (512)  $       1,325   $         14   $    238,884   $      (3,245)  $   29,150   $     6,218
===================================================================================================================================

===================================================================================================================================
                                            PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
  FOREIGN
    BOND                                                                                  REALESTATE-
  US DOLLAR-   GLOBAL BOND       HIGH        LONG TERM          LOW          MONEY        REALRETURN        REAL        SHORT-
   HEDGED       UNHEDGED         YIELD     US GOVERNMENT     DURATION        MARKET        STRATEGY        RETURN        TERM
-----------------------------------------------------------------------------------------------------------------------------------
$       163   $          75   $      300   $         466   $         41   $    238,884   $       3,102   $   11,199   $     6,883
        (91)            231         (642)            961            (27)            --          (1,606)     (15,331)         (532)

        137             120         (170)           (102)            --             --          (4,741)      33,282          (133)
-----------------------------------------------------------------------------------------------------------------------------------
        209             426         (512)          1,325             14        238,884          (3,245)      29,150         6,218
-----------------------------------------------------------------------------------------------------------------------------------

        600           3,074          497          32,476             --        323,332             652       16,200         7,457
         --              --           --              --             --     (2,086,012)             --     (103,720)      (84,626)
     10,946            (523)       4,452         (13,274)           (14)     9,824,542          (5,729)     (44,995)      (55,517)
-----------------------------------------------------------------------------------------------------------------------------------

     11,546           2,551        4,949          19,202            (14)     8,061,862          (5,077)    (132,515)     (132,686)
-----------------------------------------------------------------------------------------------------------------------------------
     11,755           2,977        4,437          20,527             --      8,300,746          (8,322)    (103,365)     (126,468)
-----------------------------------------------------------------------------------------------------------------------------------
      2,422              --        1,431              --             --        883,022          17,634      428,211       297,055
-----------------------------------------------------------------------------------------------------------------------------------
$    14,177   $       2,977   $    5,868   $      20,527   $         --   $  9,183,768   $       9,312   $  324,846   $   170,587
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================
                                                                  PIMCO
                                                                VARIABLE
                                                                INSURANCE
                                                                 TRUST
                                                               (CONTINUED)                  PIONEER VARIABLE CONTRACTS TRUST
                                                               -----------   ------------------------------------------------------
                                                                  TOTAL        CORE         CULLEN      EMERGING        EQUITY
                                                                 RETURN      BOND (af)*      VALUE       MARKETS        INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...   $    39,980   $      920   $      131   $       187   $      19,988
Expenses:
   Mortality and expense risk fees .........................        10,432          268          137         1,950          11,516
   Administrative fees .....................................         1,251           32           17           234           1,382
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ........................................        11,683          300          154         2,184          12,898
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .........................        28,297          620          (23)       (1,997)          7,090
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ......................................       (12,256)         172           15         2,268          96,298
   Net realized short-term capital gain distributions from
     investments in portfolio shares .......................            --           --           --           266           1,318
   Net realized long-term capital gain distributions from
     investments in portfolio shares .......................            --           --           --         5,307          29,133
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
     shares ................................................       (12,256)         172           15         7,841         126,749
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................        44,646           84           56        24,665        (118,165)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        operations .........................................   $    60,687   $      876   $       48   $    30,509   $      15,674
===================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================
                                                                  PIMCO
                                                                 VARIABLE
                                                                INSURANCE
                                                                  TRUST
                                                               (CONTINUED)                 PIONEER VARIABLE CONTRACTS TRUST
                                                               -----------   ------------------------------------------------------
                                                                  TOTAL        CORE         CULLEN       EMERGING       EQUITY
                                                                 RETURN      BOND (af)*      VALUE       MARKETS        INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .........................   $    28,297   $      620   $      (23)  $    (1,997)  $       7,090
   Net realized gain (loss) on investments in portfolio
     shares ................................................       (12,256)         172           15         7,841         126,749
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ....................        44,646           84           56        24,665        (118,165)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ..........................................        60,687          876           48        30,509          15,674
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .....        34,857           --           --        53,718          50,928
   Contract redemptions ....................................      (206,028)     (30,030)        (850)      (34,012)       (177,812)
   Net transfers (including mortality transfers) ...........       333,236      (11,500)      16,125       490,948        (336,120)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .......................       162,065      (41,530)      15,275       510,654        (463,004)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ...............       222,752      (40,654)      15,323       541,163        (447,330)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................       796,917       40,654           --         5,004         987,418
-----------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ...........................   $ 1,019,669   $       --   $   15,323   $   546,167  $      540,088
===================================================================================================================================

*     See Footnote 7 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                                                                                                     ROYCE
                               PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)                                       CAPITAL FUND
------------------------------------------------------------------------------------------------------   --------------------------
                   HIGH       INTERNATIONAL     MID CAP        MONEY         SMALL CAP      STRATEGIC
    FUND          YIELD           VALUE          VALUE        MARKET          VALUE          INCOME       MICRO-CAP     SMALL-CAP
-----------------------------------------------------------------------------------------------------------------------------------
 $    2,474   $       3,206   $         510   $      343   $      2,893   $         37   $         845   $     7,741   $       309

      3,442             791           1,862          618            771             73             201         9,031         9,677
        413              95             223           74             93              9              25         1,084         1,161
-----------------------------------------------------------------------------------------------------------------------------------
      3,855             886           2,085          692            864             82             226        10,115        10,838
-----------------------------------------------------------------------------------------------------------------------------------
     (1,381)          2,320          (1,575)        (349)         2,029            (45)            619        (2,374)      (10,529)
-----------------------------------------------------------------------------------------------------------------------------------

     72,642             789           4,397          719             --            (77)             (3)      104,000        73,861

         --               6              --          966             --            100               6        12,683         8,839

         --              52           1,763        5,158             --          1,629              16        31,424        18,048
-----------------------------------------------------------------------------------------------------------------------------------
     72,642             847           6,160        6,843             --          1,652              19       148,107       100,748
-----------------------------------------------------------------------------------------------------------------------------------

    (56,116)         (1,200)          8,790       (4,443)            --         (2,429)            501      (119,232)     (103,692)
-----------------------------------------------------------------------------------------------------------------------------------
 $   15,145   $       1,967   $      13,375   $    2,051   $      2,029   $       (822)  $       1,139   $    26,501   $   (13,473)
===================================================================================================================================

===================================================================================================================================
                                                                                                                     ROYCE
                                   PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)                                   CAPITAL FUND
------------------------------------------------------------------------------------------------------   --------------------------
                  HIGH        INTERNATIONAL    MID CAP         MONEY        SMALL CAP      STRATEGIC
    FUND          YIELD           VALUE         VALUE         MARKET          VALUE          INCOME       MICRO-CAP     SMALL-CAP
-----------------------------------------------------------------------------------------------------------------------------------
 $   (1,381)  $       2,320   $      (1,575)  $     (349)  $      2,029   $        (45)  $         619   $    (2,374)  $   (10,529)
     72,642             847           6,160        6,843             --          1,652              19       148,107       100,748

    (56,116)         (1,200)          8,790       (4,443)            --         (2,429)            501      (119,232)     (103,692)
-----------------------------------------------------------------------------------------------------------------------------------
     15,145           1,967          13,375        2,051          2,029           (822)          1,139        26,501       (13,473)
-----------------------------------------------------------------------------------------------------------------------------------

     18,694             238           5,822        2,092             (2)           163             166        16,505        24,822
   (152,698)         (1,805)        (27,230)      (5,915)            --           (409)             --      (255,206)     (234,129)
   (106,195)         26,777          67,313       (6,900)            --          7,943          26,600       (60,366)     (199,456)
-----------------------------------------------------------------------------------------------------------------------------------

   (240,199)         25,210          45,905      (10,723)            (2)         7,697          26,766      (299,067)     (408,763)
-----------------------------------------------------------------------------------------------------------------------------------
   (225,054)         27,177          59,280       (8,672)         2,027          6,875          27,905      (272,566)     (422,236)
-----------------------------------------------------------------------------------------------------------------------------------
    409,877          37,375          91,684       47,614         60,483             --           3,609       793,421     1,007,853
-----------------------------------------------------------------------------------------------------------------------------------
 $  184,823   $      64,552   $     150,964  $    38,942   $     62,510   $      6,875   $      31,514   $   520,855   $   585,617
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                          RYDEX VARIABLE TRUST
                                                                     ---------------------------------------------------------------
                                                                                                      ABSOLUTE
                                                                     CLS ADVISORONE  CLS ADVISORONE    RETURN               BASIC
                                                                         AMERIGO         CLERMONT    STRATEGIES  BANKING  MATERIALS
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .........   $       4,218   $       9,612   $       --  $   324  $     319
Expenses:
   Mortality and expense risk fees ...............................          13,473           5,942           97       87      2,826
   Administrative fees ...........................................           1,616             713           11       11        339
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ..............................................          15,089           6,655          108       98      3,165
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ...............................         (10,871)          2,957         (108)     226     (2,846)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares .............................           2,206             599         (599)  (1,509)    25,672
   Net realized short-term capital gain distributions from
     investments in portfolio shares .............................          28,242          27,969           --       --     10,511
   Net realized long-term capital gain distributions from
     investments in portfolio shares .............................          14,444          39,939           --       --      6,921
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio shares              44,892          68,507         (599)  (1,509)    43,104
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...............................          87,434         (50,430)         668   (1,525)    14,469
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .......   $     121,455   $      21,034   $      (39) $(2,808) $  54,727
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                       RYDEX VARIABLE TRUST
                                                                     ---------------------------------------------------------------
                                                                                                      ABSOLUTE
                                                                     CLS ADVISORONE  CLS ADVISORONE    RETURN               BASIC
                                                                         AMERIGO       CLERMONT      STRATEGIES  BANKING  MATERIALS
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...............................   $      (10,871) $        2,957  $     (108) $   226  $  (2,846)
   Net realized gain (loss) on investments in portfolio shares ...           44,892          68,507        (599)  (1,509)    43,104
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .............................           87,434         (50,430)        668   (1,525)    14,469
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .......          121,455          21,034         (39)  (2,808)    54,727
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...........           26,279           5,055         301       --      8,604
   Contract redemptions ..........................................          (34,138)         (9,964)     (5,529)      --    (26,092)
   Net transfers (including mortality transfers) .................           88,112          41,330     (90,479)  (8,483)   116,437
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
      from contract owners' transactions .........................           80,253          36,421     (95,707)  (8,483)    98,949
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets .......................          201,708          57,455     (95,746) (11,291)   153,676
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................          946,831         430,379      95,746   16,744    111,301
------------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period ...................................   $    1,148,539  $      487,834  $       --  $ 5,453  $ 264,977
====================================================================================================================================

*     See Footnote 7 for details.

   The accompanying notes are an integral part of these financial statements.

======================================================================================================================
                                               RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
                                                                                              ESSENTIAL   ESSENTIAL
                COMMODITIES    CONSUMER    DOW 2X                                 ENERGY      PORTFOLIO   PORTFOLIO
BIOTECHNOLOGY  STRATEGY (o)*   PRODUCTS  STRATEGY (p)*  ELECTRONICS    ENERGY    SERVICES   CONSERVATIVE   MODERATE
----------------------------------------------------------------------------------------------------------------------
$          --  $          --  $     252  $         825  $        --  $      --  $       --  $      2,730  $       412

          717            314        146          1,200          115      6,246       7,711         1,291          221
           87             38         18            144           14        750         925           154           26
----------------------------------------------------------------------------------------------------------------------
          804            352        164          1,344          129      6,996       8,636         1,445          247
----------------------------------------------------------------------------------------------------------------------
         (804)          (352)        88           (519)        (129)    (6,996)     (8,636)        1,285          165
----------------------------------------------------------------------------------------------------------------------

          688         (1,162)       316          6,542        1,037    (27,504)     19,853           (61)           7

           --             --        676          8,256           --      1,227       1,114         1,174           28

           --             --        411            533           --     51,679      43,517            41           23
----------------------------------------------------------------------------------------------------------------------
          688         (1,162)     1,403         15,331        1,037     25,402      64,484         1,154           58
----------------------------------------------------------------------------------------------------------------------

          621          7,491       (418)       (10,116)        (515)   109,926      91,828         2,486          610
----------------------------------------------------------------------------------------------------------------------
$         505  $       5,977  $   1,073  $       4,696  $       393  $ 128,332  $  147,676  $      4,925  $       833
======================================================================================================================

======================================================================================================================
                                               RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
                                                                                              ESSENTIAL    ESSENTIAL
                COMMODITIES    CONSUMER     DOW 2X                                ENERGY      PORTFOLIO    PORTFOLIO
BIOTECHNOLOGY  STRATEGY (o)*   PRODUCTS  STRATEGY (p)*  ELECTRONICS    ENERGY    SERVICES   CONSERVATIVE    MODERATE
----------------------------------------------------------------------------------------------------------------------
$        (804) $        (352) $      88  $        (519) $      (129) $  (6,996) $   (8,636) $      1,285  $       165
          688         (1,162)     1,403         15,331        1,037     25,402      64,484         1,154           58

          621          7,491       (418)       (10,116)        (515)   109,926      91,828         2,486          610
----------------------------------------------------------------------------------------------------------------------
          505          5,977      1,073          4,696          393    128,332     147,676         4,925          833
----------------------------------------------------------------------------------------------------------------------

           --          1,210          2          1,497           --     28,935     158,611            --           --
           --         (5,175)    (1,715)       (10,998)     (10,736)   (74,715)    (51,116)           --          (30)
        7,141         68,794       (422)        16,420       10,077    (37,034)    210,384       (11,794)       1,589
----------------------------------------------------------------------------------------------------------------------

        7,141         64,829     (2,135)         6,919         (659)   (82,814)    317,879       (11,794)       1,559
----------------------------------------------------------------------------------------------------------------------
        7,646         70,806     (1,062)        11,615         (266)    45,518     465,555        (6,869)       2,392
----------------------------------------------------------------------------------------------------------------------
       53,231          4,391     12,656         68,529        4,047    519,608     388,828       110,096       15,649
----------------------------------------------------------------------------------------------------------------------
$      60,877  $      75,197  $  11,594  $      80,144  $     3,781  $ 565,126  $  854,383  $    103,227  $    18,041
======================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                                                     ---------------------------------------------------------------
                                                                                                  GOVERNMENT
                                                                      EUROPE 1.25X    FINANCIAL  LONG BOND 1.2X  HEALTH
                                                                      STRATEGY (q)*   SERVICES    STRATEGY (r)*   CARE     INTERNET
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .........   $          440  $      210  $        2,264  $    --  $      --
Expenses:
   Mortality and expense risk fees ...............................              553         141             797    5,773         69
   Administrative fees ...........................................               67          16              95      693          8
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .............................................              620         157             892    6,466         77
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ...............................             (180)         53           1,372   (6,466)       (77)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ............................            8,772      (1,894)           (102)  11,181        955
   Net realized short-term capital gain distributions from
      investments in portfolio shares ............................            1,565         596              --    9,081         --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ............................              220         559              --      478         --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio shares ...           10,557        (739)           (102)  20,740        955
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...............................           (3,684)     (1,190)          2,067     (666)    (1,113)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ......   $        6,693  $   (1,876) $        3,337  $13,608  $    (235)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                     RYDEX VARIABLE TRUST (CONTINUED)
                                                                     ---------------------------------------------------------------
                                                                                                 GOVERNMENT
                                                                     EUROPE 1.25X    FINANCIAL  LONG BOND 1.2X   HEALTH
                                                                     STRATEGY (q)*   SERVICES   STRATEGY (r)*     CARE     INTERNET
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...............................   $        (180) $       53  $        1,372  $ (6,466) $     (77)
   Net realized gain (loss) on investments in portfolio shares ...          10,557        (739)           (102)   20,740        955
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ............................          (3,684)     (1,190)          2,067      (666)    (1,113)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ......           6,693      (1,876)          3,337    13,608       (235)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...........              59         404          36,144    47,801         --
   Contract redemptions ..........................................          (5,280)        (26)         (1,997)  (82,584)        --
   Net transfers (including mortality transfers) .................          16,011     (18,303)        (29,385)  211,036     (5,482)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions ......................          10,790     (17,925)          4,762   176,253     (5,482)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...................          17,483     (19,801)          8,099   189,861     (5,717)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................          37,099      22,132          57,015   358,680      9,435
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...............................   $      54,582  $    2,331  $       65,114  $548,541  $   3,718
====================================================================================================================================

*     See Footnote 7 for details.

   The accompanying notes are an integral part of these financial statements.

=================================================================================================================================
                                                RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                 INVERSE
  INVERSE       GOVERNMENT       INVERSE        INVERSE        INVERSE        INVERSE
   DOW 2X        LONG BOND       MID-CAP          OTC        RUSSELL 2000     S&P 500      JAPAN 1.25X    LARGE-CAP   LARGE-CAP
STRATEGY (s)*  STRATEGY (t)*  STRATEGY (u)*  STRATEGY (v)*  STRATEGY (w)*  STRATEGY (x)*  STRATEGY (y)*    GROWTH       VALUE
---------------------------------------------------------------------------------------------------------------------------------
$          12  $       1,841  $          74  $       2,400  $       1,351  $         724  $       1,982  $       --  $     1,423

           42            693             28            449            350            155            451         324        2,364
            5             83              4             54             42             19             54          39          283
---------------------------------------------------------------------------------------------------------------------------------
           47            776             32            503            392            174            505         363        2,647
---------------------------------------------------------------------------------------------------------------------------------
          (35)         1,065             42          1,897            959            550          1,477        (363)      (1,224)
---------------------------------------------------------------------------------------------------------------------------------

          520         (1,301)            --        (15,250)        (6,384)        (1,790)        (3,356)      2,367       (1,000)

           --             --             --             --             --             --             --         323        6,678

           --             --             --             --             --             --             --         117        3,860
---------------------------------------------------------------------------------------------------------------------------------
          520         (1,301)            --        (15,250)        (6,384)        (1,790)        (3,356)      2,807        9,538
---------------------------------------------------------------------------------------------------------------------------------

          119         (5,325)          (121)         5,918          4,767          1,172         (6,046)     (1,461)     (18,292)
---------------------------------------------------------------------------------------------------------------------------------
$         604  $      (5,561) $        (79)  $      (7,435) $        (658) $         (68) $      (7,925) $      983  $    (9,978)
=================================================================================================================================

=================================================================================================================================
                                                RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                 INVERSE
  INVERSE       GOVERNMENT       INVERSE        INVERSE        INVERSE        INVERSE
   DOW 2X        LONG BOND       MID-CAP          OTC        RUSSELL 2000     S&P 500      JAPAN 1.25X    LARGE-CAP   LARGE-CAP
STRATEGY (s)*  STRATEGY (t)*  STRATEGY (u)*  STRATEGY (v)*  STRATEGY (w)*  STRATEGY (x)*  STRATEGY (y)*    GROWTH       VALUE
---------------------------------------------------------------------------------------------------------------------------------
$         (35) $       1,065  $          42  $       1,897  $         959  $         550  $       1,477  $     (363) $    (1,224)
          520         (1,301)            --        (15,250)        (6,384)        (1,790)        (3,356)      2,807        9,538

          119         (5,325)          (121)         5,918          4,767          1,172         (6,046)     (1,461)     (18,292)
---------------------------------------------------------------------------------------------------------------------------------
          604         (5,561)           (79)        (7,435)          (658)           (68)        (7,925)        983       (9,978)
---------------------------------------------------------------------------------------------------------------------------------

          360          2,333             --            150             --            787          1,131          --        1,268
           --         (5,032)            --         (1,707)        (5,078)       (13,745)        (1,489)    (18,011)     (29,983)
        1,256         20,580             --         (3,218)       (33,559)        14,208         (7,490)     19,527      (48,771)
---------------------------------------------------------------------------------------------------------------------------------

        1,616         17,881             --         (4,775)       (38,637)         1,250         (7,848)      1,516      (77,486)
---------------------------------------------------------------------------------------------------------------------------------
        2,220         12,320            (79)       (12,210)       (39,295)         1,182        (15,773)      2,499      (87,464)
---------------------------------------------------------------------------------------------------------------------------------
        2,881         25,478          2,356         32,555         65,831         14,614         45,657      17,277      158,160
---------------------------------------------------------------------------------------------------------------------------------
$       5,101  $      37,798  $       2,277  $      20,345  $      26,536  $      15,796  $      29,884  $   19,776  $    70,696
=================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================
                                                                                  RYDEX VARIABLE TRUST (CONTINUED)
                                                                  -----------------------------------------------------------------
                                                                                                                         MULTI-CAP
                                                                                MID CAP 1.5X    MID-CAP     MID-CAP         CORE
                                                                    LEISURE    STRATEGY (z)*    GROWTH       VALUE         EQUITY
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......   $       --   $       2,193   $      --   $   1,293   $        25
Expenses:
   Mortality and expense risk fees ............................          640           2,178       1,178         997            61
   Administrative fees ........................................           77             262         141         120             7
-----------------------------------------------------------------------------------------------------------------------------------
      Total expenses ..........................................          717           2,440       1,319       1,117            68
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ............................         (717)           (247)     (1,319)        176           (43)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .........................      (12,687)        (12,402)      3,691       3,731           873
   Net realized short-term capital gain distributions from
      investments in portfolio shares .........................        9,070           4,729       2,400          --           217
   Net realized long-term capital gain distributions from
      investments in portfolio shares .........................        2,677          11,844       2,069          63           114
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
      shares ..................................................         (940)          4,171       8,160       3,794         1,204
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................       (1,595)         (2,734)     (3,845)    (13,447)       (1,396)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...   $   (3,252)   $      1,190   $   2,996   $  (9,477)  $      (235)
===================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================
                                                                                  RYDEX VARIABLE TRUST (CONTINUED)
                                                                  -----------------------------------------------------------------
                                                                                                                         MULTI-CAP
                                                                                MID CAP 1.5X    MID-CAP     MID-CAP         CORE
                                                                    LEISURE    STRATEGY (z)*    GROWTH       VALUE         EQUITY
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................   $     (717)  $        (247)  $  (1,319)  $     176   $       (43)
   Net realized gain (loss) on investments in portfolio
     shares ...................................................         (940)          4,171       8,160       3,794         1,204
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .........................       (1,595)         (2,734)     (3,845)    (13,447)       (1,396)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...       (3,252)          1,190       2,996      (9,477)         (235)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........        3,549           3,608         360       1,002           541
   Contract redemptions .......................................       (5,199)        (17,738)     (8,805)    (38,314)       (5,405)
   Net transfers (including mortality transfers) ..............       (7,860)         64,221     136,329      52,335         4,192
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from contract owners' transactions ....................       (9,510)         50,091     127,884      15,023          (672)
-----------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets .................      (12,762)         51,281     130,880       5,546          (907)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................       13,893          86,699      41,503      56,578         4,772
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period .............................   $    1,131   $     137,980   $ 172,383   $  62,124   $     3,865
===================================================================================================================================

*     See Footnote 7 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                 RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                OTC 2X                    PRECIOUS       REAL                  RUSSELL 2000 1.5X   RUSSELL 2000 2X     S&P 500 2X
   NOVA     STRATEGY (aa)*       OTC       METALS       ESTATE     RETAILING     STRATEGY (ab)*     STRATEGY (ac)*   STRATEGY (ad)*
------------------------------------------------------------------------------------------------------------------------------------
$    2,221  $          437  $       817   $      --   $    4,154   $      --   $           2,090   $            --   $        1,070

     3,026           1,367       15,154       2,904        3,334          13               1,676               173            1,261
       363             165        1,819         349          400           2                 201                20              152
------------------------------------------------------------------------------------------------------------------------------------
     3,389           1,532       16,973       3,253        3,734          15               1,877               193            1,413
------------------------------------------------------------------------------------------------------------------------------------
    (1,168)         (1,095)     (16,156)     (3,253)         420         (15)                213              (193)            (343)
------------------------------------------------------------------------------------------------------------------------------------

    40,498          18,513       96,564      45,485       25,602        (194)             13,720            (4,914)           2,545

        --              --           --          --       10,360          --                  --                 1            9,192

        --              --           --          --       10,360          --               7,015                --            2,249
------------------------------------------------------------------------------------------------------------------------------------
    40,498          18,513       96,564      45,485       46,322        (194)             20,735            (4,913)          13,986
------------------------------------------------------------------------------------------------------------------------------------

   (33,903)           (149)      98,389         229     (101,214)         --             (30,680)                7          (17,611)
------------------------------------------------------------------------------------------------------------------------------------
$    5,427  $       17,269  $   178,797   $  42,461   $  (54,472)  $    (209)  $          (9,732)  $        (5,099)  $       (3,968)
====================================================================================================================================

====================================================================================================================================
                                                 RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                OTC 2X                    PRECIOUS       REAL                  RUSSELL 2000 1.5X   RUSSELL 2000 2X     S&P 500 2X
   NOVA     STRATEGY (aa)*       OTC       METALS       ESTATE     RETAILING     STRATEGY (ab)*     STRATEGY (ac)*   STRATEGY (ad)*
------------------------------------------------------------------------------------------------------------------------------------
$   (1,168) $       (1,095) $   (16,156)  $  (3,253)  $      420   $     (15)  $             213   $          (193)  $         (343)
    40,498          18,513       96,564      45,485       46,322        (194)             20,735            (4,913)          13,986

   (33,903)           (149)      98,389         229     (101,214)         --             (30,680)                7          (17,611)
------------------------------------------------------------------------------------------------------------------------------------
     5,427          17,269      178,797      42,461      (54,472)       (209)             (9,732)           (5,099)          (3,968)
------------------------------------------------------------------------------------------------------------------------------------

     3,824           2,411       55,561      19,976        8,857          --               8,038             1,187            7,019
   (55,207)        (30,785)    (278,473)    (17,845)     (42,466)         --             (22,422)               --           (4,518)
   (72,551)        144,681      (60,930)     (2,421)     (82,841)        209             (39,809)            4,059           48,759
------------------------------------------------------------------------------------------------------------------------------------

  (123,934)        116,307     (283,842)       (290)    (116,450)        209             (54,193)            5,246           51,260
------------------------------------------------------------------------------------------------------------------------------------
  (118,507)        133,576     (105,045)     42,171     (170,922)         --             (63,925)              147           47,292
------------------------------------------------------------------------------------------------------------------------------------
   263,539          58,473    1,232,429     236,405      326,487          --             148,020                89           51,950
------------------------------------------------------------------------------------------------------------------------------------
$  145,032  $      192,049  $ 1,127,384   $ 278,576   $  155,565   $      --   $          84,095   $           236   $       99,242
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                  RYDEX VARIABLE TRUST (CONTINUED)
                                                                  ------------------------------------------------------------------
                                                                    SECTOR     SMALL-CAP    SMALL-CAP                     TELE-
                                                                   ROTATION      GROWTH       VALUE     TECHNOLOGY   COMMUNICATIONS
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......   $       --   $      --   $       95   $       --   $          173
Expenses:
   Mortality and expense risk fees ............................          326         742          535        2,029            1,234
   Administrative fees ........................................           39          90           64          244              148
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ..........................................          365         832          599        2,273            1,382
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ............................         (365)       (832)        (504)      (2,273)          (1,209)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .........................        3,637       2,558      (11,191)      26,716            1,960
   Net realized short-term capital gain distributions from
      investments in portfolio shares .........................        1,065         663        4,005           --               --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .........................          442         470        2,788           --               --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
     shares ...................................................        5,144       3,691       (4,398)      26,716            1,960
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................        1,411      (1,973)      (7,276)      (1,589)           5,481
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...   $    6,190   $     886   $  (12,178)  $   22,854   $        6,232
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                  RYDEX VARIABLE TRUST (CONTINUED)
                                                                  ------------------------------------------------------------------
                                                                    SECTOR     SMALL-CAP    SMALL-CAP                     TELE-
                                                                   ROTATION      GROWTH       VALUE     TECHNOLOGY   COMMUNICATIONS
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................   $     (365)  $    (832)  $     (504)  $   (2,273)  $       (1,209)
   Net realized gain (loss) on investments in portfolio
      shares ..................................................        5,144       3,691       (4,398)      26,716            1,960
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .........................        1,411      (1,973)      (7,276)      (1,589)           5,481
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ...........................................        6,190         886      (12,178)      22,854            6,232
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........        2,591         377          725        5,828              325
   Contract redemptions .......................................       (8,385)     (5,554)      (1,108)          --           (1,908)
   Net transfers (including mortality transfers) ..............       18,156       6,387      (11,915)    (184,403)           9,857
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from contract owners' transactions ....................       12,362       1,210      (12,298)    (178,575)           8,274
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets .................       18,552       2,096      (24,476)    (155,721)          14,506
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................       18,444       9,710       58,532      238,177           83,816
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period .............................   $   36,996   $  11,806   $   34,056   $   82,456   $       98,322
====================================================================================================================================

*     See Footnote 7 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                                                                               THIRD
                                                                                               AVENUE
                                                                                              VARIABLE
                                                                                               SERIES         VAN ECK WORLDWIDE
             RYDEX VARIABLE TRUST (CONTINUED)                     SELIGMAN PORTFOLIOS          TRUST        INSURANCE TRUST FUND
----------------------------------------------------------   ----------------------------   -----------   -------------------------
                    U.S.
                 GOVERNMENT                   WEAKENING      COMMUNICATIONS
                    MONEY                     DOLLAR 2X           AND            GLOBAL                    ABSOLUTE
TRANSPORTATION     MARKET      UTILITIES    STRATEGY (ae)*     INFORMATION     TECHNOLOGY      VALUE        RETURN        BOND
-----------------------------------------------------------------------------------------------------------------------------------
$           --   $   37,894   $     2,879   $        3,261   $           --   $        --   $    32,096   $    1,119   $    32,945

           160       12,528         2,718              172            6,932         2,972        19,367        1,609         6,515
            19        1,503           326               21              832           357         2,324          193           782
-----------------------------------------------------------------------------------------------------------------------------------
           179       14,031         3,044              193            7,764         3,329        21,691        1,802         7,297
-----------------------------------------------------------------------------------------------------------------------------------
          (179)      23,863          (165)           3,068           (7,764)       (3,329)       10,405         (683)       25,648
-----------------------------------------------------------------------------------------------------------------------------------

         1,712           --        31,818            3,529          118,374        26,993       100,989        4,152       (16,364)

            --           --         9,098               --               --            --         1,368        1,819            --

         2,866           --        10,325               --               --            --        91,133        2,029            --
-----------------------------------------------------------------------------------------------------------------------------------
         4,578           --        51,241            3,529          118,374        26,993       193,490        8,000       (16,364)
-----------------------------------------------------------------------------------------------------------------------------------

        (3,885)          --       (27,854)          (4,074)         (33,467)        4,698      (291,662)      (2,916)       30,252
-----------------------------------------------------------------------------------------------------------------------------------
$          514   $   23,863   $    23,222   $        2,523   $       77,143  $     28,362   $   (87,767)  $    4,401   $    39,536
===================================================================================================================================

===================================================================================================================================
                                                                                               THIRD
                                                                                               AVENUE
                                                                                              VARIABLE
                                                                                               SERIES         VAN ECK WORLDWIDE
             RYDEX VARIABLE TRUST (CONTINUED)                     SELIGMAN PORTFOLIOS          TRUST        INSURANCE TRUST FUND
----------------------------------------------------------   ----------------------------   -----------   -------------------------
                    U.S.
                 GOVERNMENT                   WEAKENING      COMMUNICATIONS
                    MONEY                     DOLLAR 2X           AND            GLOBAL                    ABSOLUTE
TRANSPORTATION     MARKET      UTILITIES    STRATEGY (ae)*     INFORMATION     TECHNOLOGY      VALUE        RETURN        BOND
-----------------------------------------------------------------------------------------------------------------------------------
$         (179)  $   23,863   $      (165)  $        3,068   $       (7,764)  $    (3,329)  $    10,405   $     (683)  $    25,648
         4,578           --        51,241            3,529          118,374        26,993       193,490        8,000       (16,364)

        (3,885)          --       (27,854)          (4,074)         (33,467)        4,698      (291,662)      (2,916)       30,252
-----------------------------------------------------------------------------------------------------------------------------------
           514       23,863        23,222            2,523           77,143        28,362       (87,767)       4,401        39,536
-----------------------------------------------------------------------------------------------------------------------------------

           623       39,336        26,516            1,426           21,230         7,612       213,822        3,496        16,541
        (3,089)    (273,159)      (22,897)              --          (96,545)      (39,969)     (224,374)     (27,165)     (132,724)
       (10,626)     227,461         5,470           15,733         (173,468)      (67,267)      (51,778)     (23,715)        9,751
-----------------------------------------------------------------------------------------------------------------------------------

       (13,092)      (6,362)        9,089           17,159         (248,783)      (99,624)      (62,330)     (47,384)     (106,432)
-----------------------------------------------------------------------------------------------------------------------------------
       (12,578)      17,501        32,311           19,682         (171,640)      (71,262)     (150,097)     (42,983)      (66,896)
-----------------------------------------------------------------------------------------------------------------------------------
        17,757      912,907       157,337            5,621          612,789       294,235     1,497,045      140,579       565,463
-----------------------------------------------------------------------------------------------------------------------------------
$        5,179   $  930,408   $   189,648   $       25,303   $      441,149   $   222,973   $ 1,346,948   $   97,596   $   498,567
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                                        WELLS FARGO
                                                                                        VAN ECK WORLDWIDE                ADVANTAGE
                                                                                  INSURANCE TRUST FUND (CONTINUED)        VT FUNDS
                                                                             -----------------------------------------  ------------
                                                                               EMERGING        HARD           REAL
                                                                                MARKETS       ASSETS         ESTATE       DISCOVERY
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..................  $      9,818  $       3,527  $     10,925  $        --
Expenses:
   Mortality and expense risk fees ........................................        29,013         39,309        11,442       35,596
   Administrative fees ....................................................         3,482          4,717         1,373        4,271
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ......................................................        32,495         44,026        12,815       39,867
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ........................................       (22,677)       (40,499)       (1,890)     (39,867)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in portfolio
      shares ..............................................................       318,300        297,477        47,674      166,728
   Net realized short-term capital gain distributions from investments
      in portfolio shares .................................................       152,994        102,131           266           --
   Net realized long-term capital gain distributions from investments in
      portfolio shares ....................................................       234,809        241,963       104,988           --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio shares ............       706,103        641,571       152,928      166,728
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments in
   portfolio shares .......................................................         1,051        513,833      (139,471)     396,708
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...............  $    684,477  $   1,114,905  $     11,567  $   523,569
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                                        WELLS FARGO
                                                                                        VAN ECK WORLDWIDE                ADVANTAGE
                                                                                  INSURANCE TRUST FUND (CONTINUED)        VT FUNDS
                                                                             -----------------------------------------  ------------
                                                                               EMERGING        HARD           REAL
                                                                                MARKETS       ASSETS         ESTATE       DISCOVERY
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................................  $    (22,677) $     (40,499) $     (1,890) $   (39,867)
   Net realized gain (loss) on investments in portfolio shares ............       706,103        641,571       152,928      166,728
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares .................................................         1,051        513,833      (139,471)     396,708
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...............       684,477      1,114,905        11,567      523,569
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ....................        47,879        124,352        35,471       94,376
   Contract redemptions ...................................................      (473,074)      (352,588)     (200,930)    (429,382)
   Net transfers (including mortality transfers) ..........................       138,416        494,341      (185,077)      94,477
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract owners'
         transactions .....................................................      (286,779)       266,105      (350,536)    (240,529)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ............................       397,698      1,381,010      (338,969)     283,040
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................................     2,101,657      2,614,277     1,015,423    2,579,846
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ........................................  $  2,499,355  $   3,995,287  $    676,454  $ 2,862,886
====================================================================================================================================

*     See Footnote 7 for details.

   The accompanying notes are an integral part of these financial statements.

=============================
WELLS FARGO
 ADVANTAGE
 VT FUNDS
(CONTINUED)
------------
                  COMBINED
OPPORTUNITY        TOTAL
-------------  --------------

$     15,167   $   2,193,268

      31,618       2,419,886
       3,794         290,386
-------------  --------------
      35,412       2,710,272
-------------  --------------
     (20,245)       (517,004)
-------------  --------------

     148,358       8,872,314

      46,285       1,547,786

     309,131       6,323,193
-------------  --------------
     503,774      16,743,293
-------------  --------------

    (346,713)     (1,387,108)
-------------  --------------
$    136,816   $  14,839,181
=============  ==============

=============================
WELLS FARGO
 ADVANTAGE
 VT FUNDS
(CONTINUED)
------------
                  COMBINED
OPPORTUNITY        TOTAL
-------------  --------------

$    (20,245)  $    (517,004)
     503,774      16,743,293

    (346,713)     (1,387,108)
-------------  --------------
     136,816      14,839,181
-------------  --------------

     125,340       7,574,905
    (429,724)    (33,148,166)
    (109,839)     (1,170,164)
-------------  --------------

    (414,223)    (26,743,425)
-------------  --------------
    (277,407)    (11,904,244)
-------------  --------------
   2,581,702     195,550,930
-------------  --------------
$  2,304,295   $ 183,646,686
=============  ==============

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                        40|86 SERIES TRUST
                                                             -----------------------------------------------------------------------
                                                                                                FIXED      GOVERNMENT       HIGH
                                                                BALANCED        EQUITY         INCOME      SECURITIES     YIELD (a)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ..............................................  $     225,366  $      156,432  $    165,482  $    86,817  $     36,183
Expenses:
   Mortality and expense risk fees ........................        154,450         370,813        43,826       27,787         7,397
   Administrative fees ....................................         18,534          44,497         5,259        3,334           888
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ......................................        172,984         415,310        49,085       31,121         8,285
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ........................         52,382        (258,878)      116,397       55,696        27,898
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .................................        151,013       1,320,838       (25,608)     (25,357)     (137,176)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ................             --              --            --           --            --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ................             --       3,395,009            --           --            --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
      shares ..............................................        151,013       4,715,847       (25,608)     (25,357)     (137,176)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .....................      1,113,921        (835,222)        1,203       11,891       116,818
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .......................................  $   1,317,316  $    3,621,747  $     91,992  $    42,230  $      7,540
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                        40|86 SERIES TRUST
                                                             -----------------------------------------------------------------------
                                                                                                FIXED      GOVERNMENT       HIGH
                                                                BALANCED        EQUITY         INCOME      SECURITIES     YIELD (a)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................  $      52,382  $     (258,878) $    116,397  $    55,696  $     27,898
   Net realized gain (loss) on investments in
      portfolio shares ....................................        151,013       4,715,847       (25,608)     (25,357)     (137,176)
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio shares ...      1,113,921        (835,222)        1,203       11,891       116,818
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .......................................      1,317,316       3,621,747        91,992       42,230         7,540
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ....        442,785         857,981       125,577      131,230         8,800
   Contract redemptions ...................................     (2,916,759)     (5,792,774)     (887,908)    (417,688)     (288,405)
   Net transfers (including mortality transfers) ..........       (120,164)     (1,023,797)      (87,504)     (90,871)     (784,425)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ....................     (2,594,138)     (5,958,590)     (849,835)    (377,329)   (1,064,030)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ............     (1,276,822)     (2,336,843)     (757,843)    (335,099)   (1,056,490)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................     12,989,844      30,738,462     3,985,028    2,403,226     1,056,490
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ........................  $  11,713,022  $   28,401,619  $  3,227,185  $ 2,068,127  $         --
====================================================================================================================================

a)    For the period January 1, 2006 through August 31, 2006 (fund liquidation).

b)    For the period April 28, 2006 (inception of fund) through Dec 31, 2006.

c) For the period January 1, 2006 through April 27, 2006 (fund merged into AIM VI Core Equity).

d) Formerly AIM VI Real Estate prior to its name change effective July 3, 2006.

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================================
    40|86
SERIES TRUST
 (CONTINUED)                                                 AIM VARIABLE INSURANCE FUNDS
------------   ---------------------------------------------------------------------------------------------------------------
                                                                                        GLOBAL
    MONEY                        CORE          CORE        FINANCIAL      GLOBAL         REAL                        MID CAP
   MARKET      BASIC VALUE    EQUITY (b)     STOCK (c)     SERVICES    HEALTH CARE     ESTATE (d)    HIGH YIELD    CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------
$    135,053   $       221   $     3,458   $      6,878   $    1,925   $        --   $     18,152   $    42,275   $       997

      37,550         2,110         5,096          2,532        1,565         4,637         20,907         6,130         1,849
       4,506           253           611            304          187           556          2,509           735           222
------------------------------------------------------------------------------------------------------------------------------
      42,056         2,363         5,707          2,836        1,752         5,193         23,416         6,865         2,071
------------------------------------------------------------------------------------------------------------------------------
      92,997        (2,142)       (2,249)         4,042          173        (5,193)        (5,264)       35,410        (1,074)
------------------------------------------------------------------------------------------------------------------------------

          --         6,211          (751)        92,537        6,402        33,735        298,294        (9,559)        3,632

          --           485            --             --           --            --          8,925            --         1,773

          --         7,209            --             --          743            --         53,763            --        12,458
------------------------------------------------------------------------------------------------------------------------------
          --        13,905          (751)        92,537        7,145        33,735        360,982        (9,559)       17,863
------------------------------------------------------------------------------------------------------------------------------

          --         7,844        49,871        (59,680)      10,028       (21,519)       209,503        12,778        (3,580)
------------------------------------------------------------------------------------------------------------------------------
$     92,997   $    19,607   $    46,871   $     36,899   $   17,346   $     7,023   $    565,221   $    38,629   $    13,209
==============================================================================================================================

==============================================================================================================================
    40|86
SERIES TRUST
 (CONTINUED)                                                 AIM VARIABLE INSURANCE FUNDS
------------   ---------------------------------------------------------------------------------------------------------------
                                                                                        GLOBAL
    MONEY                        CORE          CORE        FINANCIAL      GLOBAL         REAL                        MID CAP
   MARKET      BASIC VALUE    EQUITY (b)     STOCK (c)     SERVICES    HEALTH CARE     ESTATE (d)    HIGH YIELD    CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------
$     92,997   $    (2,142)  $    (2,249)  $      4,042   $      173   $    (5,193)  $     (5,264)  $    35,410   $    (1,074)
          --        13,905          (751)        92,537        7,145        33,735        360,982        (9,559)       17,863

          --         7,844        49,871        (59,680)      10,028       (21,519)       209,503        12,778        (3,580)
------------------------------------------------------------------------------------------------------------------------------
      92,997        19,607        46,871         36,899       17,346         7,023        565,221        38,629        13,209
------------------------------------------------------------------------------------------------------------------------------

     173,319        12,792        28,496         13,669       10,843        17,730         83,875        68,042        14,730
    (778,334)      (35,550)      (73,576)       (38,226)     (13,349)     (132,418)      (403,894)     (153,278)      (17,241)
      41,825        32,305       646,167       (621,570)      (8,692)     (145,268)        40,013        33,035       (12,538)
------------------------------------------------------------------------------------------------------------------------------

    (563,190)        9,547       601,087       (646,127)     (11,198)     (259,956)      (280,006)      (52,201)      (15,049)
------------------------------------------------------------------------------------------------------------------------------
    (470,193)       29,154       647,958       (609,228)       6,148      (252,933)       285,215       (13,572)       (1,840)
------------------------------------------------------------------------------------------------------------------------------
   3,081,244       151,212            --        609,228      124,299       516,177      1,608,716       527,993       146,933
------------------------------------------------------------------------------------------------------------------------------
$  2,611,051   $   180,366   $   647,958   $         --   $  130,447   $   263,244   $  1,893,931   $   514,421   $   145,093
==============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

===================================================================================================================================
                                                                 AIM
                                                              VARIABLE
                                                           INSURANCE FUNDS
                                                             (CONTINUED)                    THE ALGER AMERICAN FUND
                                                           ---------------  --------------------------------------------------------
                                                                                           LEVERAGED      MIDCAP         SMALL
                                                             TECHNOLOGY        GROWTH        ALLCAP       GROWTH     CAPITALIZATION
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ............................................  $            --  $      8,286  $         --  $        --  $           --
Expenses:
   Mortality and expense risk fees ......................              996        82,308       106,124       49,427          39,481
   Administrative fees ..................................              119         9,877        12,735        5,931           4,737
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ....................................            1,115        92,185       118,859       55,358          44,218
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ......................           (1,115)      (83,899)     (118,859)     (55,358)        (44,218)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ...................            3,430      (243,551)      169,135      265,524         251,346
   Net realized short-term capital gain distributions
      from investments in portfolio shares ..............               --            --            --      413,851              --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ..............               --            --            --      154,360              --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in
      portfolio shares ..................................            3,430      (243,551)      169,135      833,735         251,346
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ...................            5,800       541,342     1,332,436     (469,236)        312,792
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations ......................................  $         8,115  $    213,892  $  1,382,712  $   309,141  $      519,920
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                 AIM
                                                              VARIABLE
                                                           INSURANCE FUNDS
                                                             (CONTINUED)                    THE ALGER AMERICAN FUND
                                                           ---------------  -------------------------------------------------------
                                                                                           LEVERAGED      MIDCAP         SMALL
                                                             TECHNOLOGY        GROWTH        ALLCAP       GROWTH     CAPITALIZATION
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ......................  $        (1,115) $    (83,899) $   (118,859) $   (55,358) $      (44,218)
   Net realized gain (loss) on investments in portfolio
      shares ............................................            3,430      (243,551)      169,135      833,735         251,346
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ................            5,800       541,342     1,332,436     (469,236)        312,792
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .....................................            8,115       213,892     1,382,712      309,141         519,920
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..            3,961       299,393       385,343      191,786         105,334
   Contract redemptions .................................           (1,597)   (1,299,778)   (1,493,416)    (774,709)       (445,917)
   Net transfers (including mortality transfers) ........            9,830      (141,643)     (231,722)    (251,839)         37,118
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ..................           12,194    (1,142,028)   (1,339,795)    (834,762)       (303,465)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..........           20,309      (928,136)       42,917     (525,621)        216,455
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................           73,820     7,211,059     8,656,241    4,269,927       3,011,199
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ......................  $        94,129  $  6,282,923  $  8,699,158  $ 3,744,306  $    3,227,654
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

==========================================================================================================================
 ALLIANCE
 VARIABLE                                                                         DREYFUS
 PRODUCTS                                                                        INVESTMENT
  SERIES                    AMERICAN CENTURY VARIABLE PORTFOLIOS                 PORTFOLIOS
----------   -----------------------------------------------------------------   -----------
                                                                                                 DREYFUS
                                                                                                 SOCIALLY      DREYFUS
GROWTH AND                INCOME &     INFLATION                                  SMALL CAP    RESPONSIBLE      STOCK
  INCOME     BALANCED      GROWTH     PROTECTION   INTERNATIONAL      VALUE      STOCK INDEX     GROWTH         INDEX
--------------------------------------------------------------------------------------------------------------------------
$    3,116   $    620   $    28,815   $    2,736   $      15,493   $    68,230   $       172   $     3,371   $    355,947

     2,766        700        20,190          687          12,404        59,025           423        37,681        271,222
       332         84         2,423           82           1,489         7,083            51         4,522         32,546
--------------------------------------------------------------------------------------------------------------------------
     3,098        784        22,613          769          13,893        66,108           474        42,203        303,768
--------------------------------------------------------------------------------------------------------------------------
        18       (164)        6,202        1,967           1,600         2,122          (302)      (38,832)        52,179
--------------------------------------------------------------------------------------------------------------------------

     6,466       (552)       65,912         (657)        102,066       192,386         1,873      (213,786)         8,149

        --        373            --           --              --       225,187           167            --             --

    11,329      1,707            --           --              --       205,216           808            --             --
--------------------------------------------------------------------------------------------------------------------------
    17,795      1,528        65,912         (657)        102,066       622,789         2,848      (213,786)         8,149
--------------------------------------------------------------------------------------------------------------------------

    15,896      4,220       168,070          498         103,602       116,154           720       467,389      2,725,324
--------------------------------------------------------------------------------------------------------------------------
$   33,709   $  5,584   $   240,184   $    1,808   $     207,268   $   741,065   $     3,266   $   214,771   $  2,785,652
==========================================================================================================================

==========================================================================================================================
 ALLIANCE
 VARIABLE                                                                         DREYFUS
 PRODUCTS                                                                        INVESTMENT
  SERIES                    AMERICAN CENTURY VARIABLE PORTFOLIOS                 PORTFOLIOS
----------   -----------------------------------------------------------------   -----------
                                                                                                 DREYFUS
                                                                                                 SOCIALLY      DREYFUS
GROWTH AND                INCOME &     INFLATION                                  SMALL CAP    RESPONSIBLE      STOCK
  INCOME     BALANCED      GROWTH     PROTECTION   INTERNATIONAL      VALUE      STOCK INDEX     GROWTH         INDEX
--------------------------------------------------------------------------------------------------------------------------
$       18   $   (164)  $     6,202   $    1,967   $       1,600   $     2,122   $      (302)  $   (38,832)  $     52,179
    17,795      1,528        65,912         (657)        102,066       622,789         2,848      (213,786)         8,149

    15,896      4,220       168,070          498         103,602       116,154           720       467,389      2,725,324
--------------------------------------------------------------------------------------------------------------------------
    33,709      5,584       240,184        1,808         207,268       741,065         3,266       214,771      2,785,652
--------------------------------------------------------------------------------------------------------------------------

     3,352      5,970        61,145        6,560          40,587       228,457         2,693       138,077      1,100,417
   (21,525)    (3,553)     (175,572)      (7,373)       (230,428)     (927,282)       (5,020)     (476,703)    (4,233,477)
    31,863     76,584       116,170       (8,663)        142,187      (285,489)        8,327      (214,272)    (1,262,760)
--------------------------------------------------------------------------------------------------------------------------

    13,690     79,001         1,743       (9,476)        (47,654)     (984,314)        6,000      (552,898)    (4,395,820)
--------------------------------------------------------------------------------------------------------------------------
    47,399     84,585       241,927       (7,668)        159,614      (243,249)        9,266      (338,127)    (1,610,168)
--------------------------------------------------------------------------------------------------------------------------
   206,076     14,136     1,546,010       22,426         893,983     4,894,329        22,320     3,264,255     22,944,456
--------------------------------------------------------------------------------------------------------------------------
$  253,475   $ 98,721   $ 1,787,937   $   14,758   $   1,053,597   $ 4,651,080   $    31,586   $ 2,926,128   $ 21,334,288
==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

===================================================================================================================================
                                                                     DREYFUS VARIABLE
                                                                      INVESTMENT FUNDS            FEDERATED INSURANCE SERIES
                                                                --------------------------  ---------------------------------------
                                                                                                           HIGH
                                                                DISCIPLINED  INTERNATIONAL   CAPITAL      INCOME     INTERNATIONAL
                                                                   STOCK         VALUE      INCOME II     BOND II      EQUITY II
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .....  $     4,635  $      32,790  $   51,526  $   112,925  $       1,256
Expenses:
   Mortality and expense risk fees ...........................        6,540         26,582      10,258       15,767          7,709
   Administrative fees .......................................          785          3,190       1,231        1,892            925
-----------------------------------------------------------------------------------------------------------------------------------
      Total expenses .........................................        7,325         29,772      11,489       17,659          8,634
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ...........................       (2,690)         3,018      40,037       95,266         (7,378)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares .......................................       26,797        226,748      15,144       12,905         59,857
   Net realized short-term capital gain distributions from
      investments in portfolio shares ........................           --         47,424          --           --             --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ........................           --        137,849          --           --             --
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
      shares .................................................       26,797        412,021      15,144       12,905         59,857
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...........................       46,631        (17,470)     52,656        3,810         51,366
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ..  $    70,738  $     397,569  $  107,837  $   111,981  $     103,845
===================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

===================================================================================================================================
                                                                     DREYFUS VARIABLE
                                                                      INVESTMENT FUNDS            FEDERATED INSURANCE SERIES
                                                                --------------------------  ---------------------------------------
                                                                                                           HIGH
                                                                DISCIPLINED  INTERNATIONAL   CAPITAL      INCOME     INTERNATIONAL
                                                                   STOCK         VALUE      INCOME II     BOND II      EQUITY II
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........................  $    (2,690) $       3,018  $   40,037  $    95,266  $      (7,378)
   Net realized gain (loss) on investments in portfolio
      shares .................................................       26,797        412,021      15,144       12,905         59,857
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ........................       46,631        (17,470)     52,656        3,810         51,366
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ..........................................       70,738        397,569     107,837      111,981        103,845
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......       20,038         91,446      19,398       45,518         13,226
   Contract redemptions ......................................      (74,564)      (822,218)   (262,668)    (351,088)      (155,743)
   Net transfers (including mortality transfers) .............     (153,894)      (191,020)     22,176       50,782          3,488
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ................................     (208,420)      (921,792)   (221,094)    (254,788)      (139,029)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...............     (137,682)      (524,223)   (113,257)    (142,807)       (35,184)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................      656,481      2,408,539     913,299    1,393,913        663,932
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...........................  $   518,799  $   1,884,316  $  800,042  $ 1,251,106  $     628,748
===================================================================================================================================

a)    For the period November 1, 2006 (inception of fund) through December 31,
      2006.

b)    Formerly Equity prior to its name change effective May 1, 2007.

   The accompanying notes are an integral part of these financial statements.

=================================================================================================================================
   FEDERATED
   INSURANCE
    SERIES
  (CONTINUED)                              JANUS ASPEN SERIES                                  LAZARD RETIREMENT SERIES
---------------  --------------------------------------------------------------------  ------------------------------------------
                 GROWTH AND   INTERNATIONAL   LARGE CAP      MID CAP      WORLDWIDE     EMERGING    US STRATEGIC   INTERNATIONAL
KAUFMANN II (a)    INCOME        GROWTH        GROWTH        GROWTH        GROWTH        MARKETS      EQUITY (b)      EQUITY
---------------------------------------------------------------------------------------------------------------------------------
$            --  $    47,097  $      25,740  $     57,103  $         --  $    254,377  $     4,080  $         718  $         587

              1       34,918         15,265       148,296       121,575       183,119       11,020          2,480            796
             --        4,191          1,832        17,795        14,589        21,974        1,322            298             96
---------------------------------------------------------------------------------------------------------------------------------
              1       39,109         17,097       166,091       136,164       205,093       12,342          2,778            892
---------------------------------------------------------------------------------------------------------------------------------
             (1)       7,988          8,643      (108,988)     (136,164)       49,284       (8,262)        (2,060)          (305)
---------------------------------------------------------------------------------------------------------------------------------

             --      201,197        141,355      (336,828)     (653,343)     (726,561)     116,900         23,023          7,577

             --           --             --            --            --            --       21,641             --            707

             --           --             --            --            --            --       31,895             --          1,735
---------------------------------------------------------------------------------------------------------------------------------
             --      201,197        141,355      (336,828)     (653,343)     (726,561)     170,436         23,023         10,019
---------------------------------------------------------------------------------------------------------------------------------

             19      (31,403)       284,389     1,542,931     1,876,001     2,878,466       57,735         13,579           (876)
---------------------------------------------------------------------------------------------------------------------------------
$            18  $   177,782  $     434,387  $  1,097,115  $  1,086,494  $  2,201,189  $   219,909  $      34,542  $       8,838
=================================================================================================================================

=================================================================================================================================
   FEDERATED
   INSURANCE
    SERIES
  (CONTINUED)                              JANUS ASPEN SERIES                                  LAZARD RETIREMENT SERIES
---------------  --------------------------------------------------------------------  ------------------------------------------
                 GROWTH AND   INTERNATIONAL   LARGE CAP      MID CAP      WORLDWIDE     EMERGING    US STRATEGIC   INTERNATIONAL
KAUFMANN II (a)    INCOME        GROWTH        GROWTH        GROWTH        GROWTH        MARKETS      EQUITY (b)      EQUITY
---------------------------------------------------------------------------------------------------------------------------------
$            (1) $     7,988  $       8,643  $   (108,988) $   (136,164) $     49,284  $    (8,262) $      (2,060) $        (305)
             --      201,197        141,355      (336,828)     (653,343)     (726,561)     170,436         23,023         10,019

             19      (31,403)       284,389     1,542,931     1,876,001     2,878,466       57,735         13,579           (876)
---------------------------------------------------------------------------------------------------------------------------------
             18      177,782        434,387     1,097,115     1,086,494     2,201,189      219,909         34,542          8,838
---------------------------------------------------------------------------------------------------------------------------------

             --      139,722         39,419       746,959       454,608       673,190       35,108         11,987          3,737
             --     (511,752)      (191,497)   (2,107,799)   (1,790,067)   (2,892,481)    (161,174)       (71,057)       (22,378)
            903       (5,880)       852,681      (396,495)     (380,890)     (678,713)      23,522        223,725         26,942
---------------------------------------------------------------------------------------------------------------------------------

            903     (377,910)       700,603    (1,757,335)   (1,716,349)   (2,898,004)    (102,544)       164,655          8,301
---------------------------------------------------------------------------------------------------------------------------------
            921     (200,128)     1,134,990      (660,220)     (629,855)     (696,815)     117,365        199,197         17,139
---------------------------------------------------------------------------------------------------------------------------------
             --    2,871,050        669,077    12,399,828    10,142,205    15,509,169      905,011        125,292         54,883
---------------------------------------------------------------------------------------------------------------------------------
$           921  $ 2,670,922  $   1,804,067  $ 11,739,608  $  9,512,350  $ 14,812,354  $ 1,022,376  $     324,489  $      72,022
=================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                         LAZARD
                                                                       RETIREMENT
                                                                   SERIES (CONTINUED)   LEGG MASON PARTNERS VARIABLE PORTFOLIOS (a)
                                                                   ------------------  ---------------------------------------------
                                                                                                                GLOBAL
                                                                                       AGGRESSIVE             HIGH YIELD  LARGE CAP
                                                                        SMALL CAP        GROWTH     ALL CAP    BOND (b)    GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ........  $               --  $       --  $     116  $    2,817  $      --
Expenses:
   Mortality and expense risk fees ..............................              28,934         209        168         521        374
   Administrative fees ..........................................               3,472          25         20          62         45
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ............................................              32,406         234        188         583        419
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ..............................             (32,406)       (234)       (72)      2,234       (419)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ...........................             305,331        (568)     2,489       1,332      2,093
   Net realized short-term capital gain distributions from
      investments in portfolio shares ...........................              80,951          --         23          --         --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ...........................              86,074          --        298         282         --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio shares ..             472,356        (568)     2,810       1,614      2,093
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..............................            (137,894)      2,979       (498)        345         36
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .....  $          302,056  $    2,177  $   2,240  $    4,193  $   1,710
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                         LAZARD
                                                                       RETIREMENT
                                                                   SERIES (CONTINUED)   LEGG MASON PARTNERS VARIABLE PORTFOLIOS (a)
                                                                   ------------------  ---------------------------------------------
                                                                                                                GLOBAL
                                                                                       AGGRESSIVE             HIGH YIELD  LARGE CAP
                                                                        SMALL CAP        GROWTH     ALL CAP    BOND (b)     GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..............................  $          (32,406) $     (234) $     (72) $    2,234  $    (419)
   Net realized gain (loss) on investments in portfolio shares ..             472,356        (568)     2,810       1,614      2,093
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ...........................            (137,894)      2,979       (498)        345         36
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .....             302,056       2,177      2,240       4,193      1,710
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..........             123,911          --      3,376         440        760
   Contract redemptions .........................................            (743,588)         --    (14,047)     (1,419)    (9,701)
   Net transfers (including mortality transfers) ................            (233,622)     28,491      3,114      40,075      3,885
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions .....................            (853,299)     28,491     (7,557)     39,096     (5,056)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..................            (551,243)     30,668     (5,317)     43,289     (3,346)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................           2,598,418          --     14,203       6,080     26,562
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ..............................  $        2,047,175  $   30,668  $   8,886  $   49,369  $  23,216
====================================================================================================================================

a) Formerly Salomon Brothers Variable Series Funds prior to the name change effective May 1, 2006.

b) Formerly High Yield Bond prior to its name change effective September 1, 2006.

c)    Formerly High Income Bond prior to its name change effective May 1, 2007.

d) Formerly Limited Maturity Bond prior to its name change effective May 1, 2007.

   The accompanying notes are an integral part of these financial statements.

==========================================================================================================================
      LEGG MASON        LEGG MASON
  PARTNERS VARIABLE      PARTNERS
      PORTFOLIOS        INVESTMENT                                               NEUBERGER BERMAN ADVISERS
   (CONTINUED) (a)      SERIES (a)   LORD ABBETT SERIES FUNDS                       MANAGEMENT TRUST
---------------------   ----------   ------------------------   ----------------------------------------------------------
                                                                           LEHMAN BROTHERS   LEHMAN BROTHERS
 STRATEGIC     TOTAL                 AMERICA'S    GROWTH AND                 HIGH INCOME      SHORT DURATION     MID-CAP
    BOND       RETURN   GOVERNMENT     VALUE        INCOME      FASCIANO       BOND (c)          BOND (d)        GROWTH
--------------------------------------------------------------------------------------------------------------------------
$   104,936   $   103   $       --   $  10,788   $     69,423   $     --   $            47   $        34,637   $       --

     20,788       102           43       5,806         73,869        325                15            14,521        2,667
      2,494        12            5         697          8,864         40                 2             1,743          320
--------------------------------------------------------------------------------------------------------------------------
     23,282       114           48       6,503         82,733        365                17            16,264        2,987
--------------------------------------------------------------------------------------------------------------------------
     81,654       (11)         (48)      4,285        (13,310)      (365)               30            18,373       (2,987)
--------------------------------------------------------------------------------------------------------------------------

    (31,875)     (557)         (27)     11,013        404,107     (1,766)              (43)           (9,112)      24,022

         --        --           --       2,930          6,992         --                --                --           --

      1,402        90           --       6,064        179,041        304                --                --           --
--------------------------------------------------------------------------------------------------------------------------
    (30,473)     (467)         (27)     20,007        590,140     (1,462)              (43)           (9,112)      24,022
--------------------------------------------------------------------------------------------------------------------------

     20,647       137           --      30,650        277,426     (1,104)               29            21,972        2,790
--------------------------------------------------------------------------------------------------------------------------
$    71,828   $  (341)  $      (75)  $  54,942   $    854,256   $ (2,931)  $            16   $        31,233   $   23,825
==========================================================================================================================

==========================================================================================================================
      LEGG MASON        LEGG MASON
  PARTNERS VARIABLE      PARTNERS
      PORTFOLIOS        INVESTMENT                                               NEUBERGER BERMAN ADVISERS
   (CONTINUED) (a)      SERIES (a)   LORD ABBETT SERIES FUNDS                       MANAGEMENT TRUST
---------------------   ----------   ------------------------   ----------------------------------------------------------
                                                                           LEHMAN BROTHERS   LEHMAN BROTHERS
 STRATEGIC     TOTAL                 AMERICA'S    GROWTH AND                 HIGH INCOME      SHORT DURATION     MID-CAP
    BOND       RETURN   GOVERNMENT     VALUE        INCOME      FASCIANO       BOND (c)          BOND (d)        GROWTH
--------------------------------------------------------------------------------------------------------------------------
$    81,654   $   (11)  $      (48)  $   4,285   $    (13,310)  $   (365)  $            30   $        18,373   $  (2,987)
    (30,473)     (467)         (27)     20,007        590,140     (1,462)              (43)           (9,112)     24,022

     20,647       137           --      30,650        277,426     (1,104)               29            21,972       2,790
--------------------------------------------------------------------------------------------------------------------------
     71,828      (341)         (75)     54,942        854,256     (2,931)               16            31,233      23,825
--------------------------------------------------------------------------------------------------------------------------

    223,859       (66)          --      24,411        371,619      1,857                --            71,961       8,635
    (81,257)       --       (2,648)   (125,054)    (1,313,210)    (4,787)               --          (197,438)    (31,052)
    353,943     2,503      (18,692)     (9,803)      (140,361)     1,071                32           (20,781)     69,906
--------------------------------------------------------------------------------------------------------------------------

    496,545     2,437      (21,340)   (110,446)    (1,081,952)    (1,859)               32          (146,258)     47,489
--------------------------------------------------------------------------------------------------------------------------
    568,373     2,096      (21,415)    (55,504)      (227,696)    (4,790)               48          (115,025)     71,314
--------------------------------------------------------------------------------------------------------------------------
  1,394,865     2,978       21,415     524,125      6,088,892     17,991               817         1,232,097     186,179
--------------------------------------------------------------------------------------------------------------------------
$ 1,963,238   $ 5,074   $       --   $ 468,621   $  5,861,196   $ 13,201   $           865   $     1,117,072   $ 257,493
==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                    NEUBERGER BERMAN ADVISERS
                                                                  MANAGEMENT TRUST (CONTINUED)      PIMCO VARIABLE INSURANCE TRUST
                                                              ------------------------------------  --------------------------------
                                                                                                    COMMODITYREAL-     EMERGING
                                                                                         SOCIALLY       RETURN          MARKETS
                                                                PARTNERS     REGENCY    RESPONSIVE   STRATEGY (a)      BOND (a)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...  $    18,965  $     1,125  $      415  $        1,348  $            88
Expenses:
   Mortality and expense risk fees .........................       32,784        4,222       2,925             306               20
   Administrative fees .....................................        3,934          506         351              37                2
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .......................................       36,718        4,728       3,276             343               22
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .........................      (17,753)      (3,603)     (2,861)          1,005               66
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ......................      419,598          (17)      5,542            (687)             138
   Net realized short-term capital gain distributions from
      investments in portfolio shares ......................       31,259        1,839         106             114               44
   Net realized long-term capital gain distributions from
      investments in portfolio shares ......................      260,843       13,752       2,842               3                4
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio ....      711,700       15,574       8,490            (570)             186
     shares
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................     (426,695)      17,068      17,583          (2,996)              48
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ........................................  $   267,252  $    29,039  $   23,212  $       (2,561) $           300
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                    NEUBERGER BERMAN ADVISERS
                                                                  MANAGEMENT TRUST (CONTINUED)      PIMCO VARIABLE INSURANCE TRUST
                                                              ------------------------------------  --------------------------------
                                                                                                    COMMODITYREAL-     EMERGING
                                                                                         SOCIALLY       RETURN          MARKETS
                                                                PARTNERS     REGENCY    RESPONSIVE   STRATEGY (a)      BOND (a)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .........................  $   (17,753) $    (3,603) $   (2,861) $        1,005  $            66
   Net realized gain (loss) on investments in portfolio
      shares ...............................................      711,700       15,574       8,490            (570)             186
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ......................     (426,695)      17,068      17,583          (2,996)              48
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ........................................      267,252       29,039      23,212          (2,561)             300
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .....       70,662        5,271       1,259              --               --
   Contract redemptions ....................................     (559,257)     (78,406)    (51,175)             --               --
   Net transfers (including mortality transfers) ...........       69,264      (65,084)     (1,611)         31,940            3,297
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions ................     (419,331)    (138,219)    (51,527)         31,940            3,297
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .............     (152,079)    (109,180)    (28,315)         29,379            3,597
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................    2,703,144      406,920     248,022              --               --
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .........................  $ 2,551,065  $   297,740  $  219,707  $       29,379  $         3,597
====================================================================================================================================

a)    For the period May 1, 2006 (inception of fund) through December 31, 2006.

b)    For the period November 1, 2006 (inception of fund) through December 31,
      2006.

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================================
                                                                                                          PIONEER VARIABLE
                                        PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                         CONTRACTS TRUST
----------------------------------------------------------------------------------------------------   -----------------------
     FOREIGN                                  REALESTATEREAL-
     BOND US           HIGH        MONEY           RETURN          REAL        SHORT-        TOTAL       CORE       EMERGING
DOLLAR-HEDGED (a)   YIELD (a)      MARKET       STRATEGY (a)      RETURN        TERM        RETURN       BOND     MARKETS (b)
------------------------------------------------------------------------------------------------------------------------------
$              29   $      48   $    28,138   $           737   $   25,993   $   20,842   $   36,694   $    464   $        --

               10           9         7,414                86        7,829        6,225       10,397        136            --
                2           1           889                10          940          747        1,248         17            --
------------------------------------------------------------------------------------------------------------------------------
               12          10         8,303                96        8,769        6,972       11,645        153            --
------------------------------------------------------------------------------------------------------------------------------
               17          38        19,835               641       17,224       13,870       25,049        311            --
------------------------------------------------------------------------------------------------------------------------------

               --          (1)           --               669      (23,540)      (2,865)     (17,144)        (2)           --

               24          --            --                --       11,356           --        4,084         --            --

                5          --            --                --           --           --           --         --            --
------------------------------------------------------------------------------------------------------------------------------
               29          (1)           --               669      (12,184)      (2,865)     (13,060)        (2)           --
------------------------------------------------------------------------------------------------------------------------------

              (36)         54            --               596      (14,097)       1,850        4,845        (84)            4
------------------------------------------------------------------------------------------------------------------------------
$              10   $      91   $    19,835   $         1,906   $   (9,057)  $   12,855   $   16,834   $    225   $         4
------------------------------------------------------------------------------------------------------------------------------

==============================================================================================================================
                                                                                                          PIONEER VARIABLE
                                        PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                         CONTRACTS TRUST
----------------------------------------------------------------------------------------------------   -----------------------
     FOREIGN                                  REALESTATEREAL-
     BOND US           HIGH        MONEY           RETURN          REAL        SHORT-        TOTAL       CORE       EMERGING
DOLLAR-HEDGED (a)   YIELD (a)      MARKET       STRATEGY (a)      RETURN        TERM        RETURN       BOND     MARKETS (b)
------------------------------------------------------------------------------------------------------------------------------
$              17   $      38   $    19,835   $           641   $   17,224   $   13,870   $   25,049   $    311   $        --
               29          (1)           --               669      (12,184)      (2,865)     (13,060)        (2)           --

              (36)         54            --               596      (14,097)       1,850        4,845        (84)            4
------------------------------------------------------------------------------------------------------------------------------
               10          91        19,835             1,906       (9,057)      12,855       16,834        225             4
------------------------------------------------------------------------------------------------------------------------------

              278          33        14,924               354       18,682       14,406       23,387         55            --
             (247)       (248)     (504,475)              (83)    (333,648)    (362,939)    (277,191)      (122)           --
            2,381       1,555     1,037,021            15,457     (122,546)    (124,803)      96,592     40,428         5,000
------------------------------------------------------------------------------------------------------------------------------

            2,412       1,340       547,470            15,728     (437,512)    (473,336)    (157,212)    40,361         5,000
------------------------------------------------------------------------------------------------------------------------------
            2,422       1,431       567,305            17,634     (446,569)    (460,481)    (140,378)    40,586         5,004
------------------------------------------------------------------------------------------------------------------------------
               --          --       315,717                --      874,780      757,536      937,295         68            --
------------------------------------------------------------------------------------------------------------------------------
$           2,422   $   1,431   $   883,022   $        17,634   $  428,211   $  297,055   $  796,917   $ 40,654   $     5,004
==============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

==================================================================================================================================
                                                                     PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
                                                    ------------------------------------------------------------------------------
                                                        EQUITY                                          HIGH        INTERNATIONAL
                                                        INCOME         EUROPE (a)        FUND           YIELD         VALUE (b)
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares ..........................   $       19,010   $       1,219   $      4,064   $       1,106   $          --
Expenses:
   Mortality and expense risk fees ..............           10,064             606          4,434             267              43
   Administrative fees ..........................            1,208              72            532              32               6
----------------------------------------------------------------------------------------------------------------------------------
      Total expenses ............................           11,272             678          4,966             299              49
----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ..............            7,738             541           (902)            807             (49)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ...........           42,728          19,086         28,686              18               1
   Net realized short-term capital gain
      distributions from investments in
      portfolio shares ..........................               --              --             --             157              --
   Net realized long-term capital gain
      distributions from investments in portfolio
      shares ....................................           11,780              --             --             172              --
----------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in
      portfolio shares ..........................           54,508          19,086         28,686             347               1
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares .......................................           94,690          (4,923)        20,886             604             659
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .............................   $      156,936   $      14,704   $     48,670   $       1,758   $         611
==================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

==================================================================================================================================
                                                                     PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
                                                    ------------------------------------------------------------------------------
                                                        EQUITY                                          HIGH        INTERNATIONAL
                                                        INCOME         EUROPE (a)        FUND           YIELD         VALUE (b)
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..............   $        7,738   $         541   $       (902)  $         807   $         (49)
   Net realized gain (loss) on investments in
      portfolio shares ..........................           54,508          19,086         28,686             347               1
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
      shares ....................................           94,690          (4,923)        20,886             604             659
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations ........................          156,936          14,704         48,670           1,758             611
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
      breakage) .................................           38,909           5,114         18,038              --             465
   Contract redemptions .........................         (104,075)        (19,032)       (91,777)         (1,398)             --
   Net transfers (including mortality
      transfers) ................................          180,194         (50,166)        77,269          37,015          90,608
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions .....          115,028         (64,084)         3,530          35,617          91,073
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..          271,964         (49,380)        52,200          37,375          91,684
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................          715,454          49,380        357,677              --              --
----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ..............   $      987,418   $           --  $    409,877   $      37,375   $      91,684
==================================================================================================================================

a) For the period January 1, 2006 through December 15, 2006 (fund merged into International Value).

b)   For the period  November 1, 2006  (inception of fund) through  December 31,
     2006.

c)   For the period  February 3, 2006  (inception of fund) through  December 31,
     2006.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
             PIONEER VARIABLE                          ROYCE
       CONTRACTS TRUST (CONTINUED)                 CAPITAL FUND                              RYDEX VARIABLE TRUST
-----------------------------------------   --------------------------   -----------------------------------------------------------
  MID CAP        MONEY        STRATEGIC                                  CLS ADVISORONE   CLS ADVISORONE   ABSOLUTE RETURN
   VALUE         MARKET       INCOME (b)     MICRO-CAP     SMALL-CAP         AMERIGO         CLERMONT       STRATEGIES (c)  BANKING
------------------------------------------------------------------------------------------------------------------------------------
$         --   $     1,667   $         14   $     1,348   $        609   $          721   $        6,988   $         1,056  $   189

         543           444              4         9,571         14,414            5,917            1,922               259      141
          65            53             --         1,149          1,729              710              230                31       17
------------------------------------------------------------------------------------------------------------------------------------
         608           497              4        10,720         16,143            6,627            2,152               290      158
------------------------------------------------------------------------------------------------------------------------------------
        (608)        1,170             10        (9,372)       (15,534)          (5,906)           4,836               766       31
------------------------------------------------------------------------------------------------------------------------------------

      (6,187)           --             --        43,960         88,597          (14,791)             503              (254)    (228)

       3,532            --             --         6,138         14,961           10,102            4,218               729       --

       8,754            --             --        34,917         30,395           57,010           10,081               613       --
------------------------------------------------------------------------------------------------------------------------------------
       6,099            --             --        85,015        133,953           52,321           14,802             1,088     (228)
------------------------------------------------------------------------------------------------------------------------------------

        (488)           --            (13)       48,467         27,765           (9,245)             123              (668)     767
------------------------------------------------------------------------------------------------------------------------------------
$      5,003   $     1,170   $         (3)  $   124,110   $    146,184   $       37,170   $       19,761   $         1,186  $   570
====================================================================================================================================

===================================================================================================================================
             PIONEER VARIABLE                          ROYCE
       CONTRACTS TRUST (CONTINUED)                 CAPITAL FUND                              RYDEX VARIABLE TRUST
---------------------------------------     --------------------------   -----------------------------------------------------------
  MID CAP        MONEY       STRATEGIC                                   CLS ADVISORONE   CLS ADVISORONE   ABSOLUTE RETURN
   VALUE         MARKET      INCOME (b)      MICRO-CAP      SMALL-CAP        AMERIGO         CLERMONT       STRATEGIES (c)  BANKING
------------------------------------------------------------------------------------------------------------------------------------
$       (608)  $     1,170   $         10   $    (9,372)  $    (15,534)  $       (5,906)  $        4,836   $           766  $    31
       6,099            --             --        85,015        133,953           52,321           14,802             1,088     (228)

        (488)           --            (13)       48,467         27,765           (9,245)             123              (668)     767
------------------------------------------------------------------------------------------------------------------------------------
       5,003         1,170             (3)      124,110        146,184           37,170           19,761             1,186      570
------------------------------------------------------------------------------------------------------------------------------------

       1,496            --             --        20,233         41,598           16,409            1,491               250       --
      (7,570)           --             --      (140,174)      (269,361)         (73,836)         (42,574)               --      (76)
      28,218        50,662          3,612       228,361       (239,196)         965,531          451,217            94,310   11,530
------------------------------------------------------------------------------------------------------------------------------------

      22,144        50,662          3,612       108,420       (466,959)         908,104          410,134            94,560   11,454
------------------------------------------------------------------------------------------------------------------------------------
      27,147        51,832          3,609       232,530       (320,775)         945,274          429,895            95,746   12,024
------------------------------------------------------------------------------------------------------------------------------------
      20,467         8,651             --       560,891      1,328,628            1,557              484                --    4,720
------------------------------------------------------------------------------------------------------------------------------------
$     47,614   $    60,483   $      3,609   $   793,421   $  1,007,853   $      946,831   $      430,379   $        95,746  $16,744
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

=================================================================================================================================
                                                                              RYDEX VARIABLE TRUST (CONTINUED)
                                                          -----------------------------------------------------------------------
                                                              BASIC                       COMMODITIES    CONSUMER     DOW 2X
                                                            MATERIALS     BIOTECHNOLOGY   STRATEGY (g)   PRODUCTS   STRATEGY (a)
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ..........................................   $       1,057   $          --   $         --  $      87   $        233
Expenses:
   Mortality and expense risk fees ....................           1,108             749             78        684            552
   Administrative fees ................................             133              89              9         82             67
---------------------------------------------------------------------------------------------------------------------------------
      Total expenses ..................................           1,241             838             87        766            619
---------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ....................            (184)           (838)           (87)      (679)          (386)
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .............................          (2,766)          3,901         (2,477)     1,453          7,234
   Net realized short-term capital gain distributions
      from investments in portfolio shares ............             432              --             --         60          3,929
   Net realized long-term capital gain distributions
      from investments in portfolio shares ............           1,099              --             --         43            865
---------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
      shares ..........................................          (1,235)          3,901         (2,477)     1,556         12,028
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .................          17,142          (6,040)        (1,287)     8,299            435
---------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ...................................   $      15,723   $      (2,977)  $     (3,851) $   9,176   $     12,077
=================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

=================================================================================================================================
                                                                           RYDEX VARIABLE TRUST (CONTINUED)
                                                          -----------------------------------------------------------------------
                                                              BASIC                       COMMODITIES    CONSUMER     DOW 2X
                                                            MATERIALS     BIOTECHNOLOGY   STRATEGY (g)   PRODUCTS   STRATEGY (a)
---------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ....................   $        (184)  $        (838)  $        (87) $    (679)  $       (386)
   Net realized gain (loss) on investments in portfolio
      shares ..........................................          (1,235)          3,901         (2,477)     1,556         12,028
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ..............          17,142          (6,040)        (1,287)     8,299            435
---------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ...................................          15,723          (2,977)        (3,851)     9,176         12,077
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments
      (including breakage) ............................           1,955           1,440            419      1,313          3,870
   Contract redemptions ...............................         (19,298)           (261)          (185)   (40,814)       (35,917)
   Net transfers (including mortality transfers) ......          30,291          (8,997)         7,092   (137,666)        51,521
---------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ................          12,948          (7,818)         7,326   (177,167)        19,474
---------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ........          28,671         (10,795)         3,475   (167,991)        31,551
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................          82,630          64,026            916    180,647         36,978
---------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ....................   $     111,301   $      53,231   $      4,391  $  12,656   $     68,529
=================================================================================================================================

a) Formerly Dynamic Dow prior to its name change effective July 3, 2007 and Long Dynamic Dow 30 prior to its name change effective May 1, 2006.

b) Formerly Dynamic OTC prior to its name change effective July 3, 2007 and Velocity 100 prior to its name change effective May 1, 2006.

c) Formerly Dynamic Russell 2000 prior to its name change effective July 3, 2007 and for the period November 1, 2006 (inception of fund) through December 31, 2006.

d) Formerly Dynamic S&P 500 prior to its name change effective July 3, 2007 and Titan 500 prior to its name change effective May 1, 2006.

e) Formerly Dynamic Strengthening Dollar prior to its name change effective July 3, 2007 and Strengthening Dollar prior to its name change effective May 1, 2006.

f) Formerly Dynamic Weakening Dollar prior to its name change effective July 3, 2007 and Weakening Dollar prior to its name change effective May 1, 2006.

g)    Formerly Commodities prior to its name change effective May 1, 2007.

h)    For the period November 1, 2006 (inception of fund) through December 31,
      2006.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                                      RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                 STRENGTHENING    WEAKENING                                           ESSENTIAL
  OTC 2X       RUSSELL 2000        S&P 500         DOLLAR 2X      DOLLAR 2X                             ENERGY        PORTFOLIO
STRATEGY (b)  2X STRATEGY (c)  2X STRATEGY (d)   STRATEGY (e)   STRATEGY (f)  ELECTRONICS    ENERGY    SERVICES   CONSERVATIVE (h)
-----------------------------------------------------------------------------------------------------------------------------------
$         35  $            --  $           308  $           --  $        168  $        --  $      --  $       --  $          1,250

         728               --              504              19            35          158      8,664       8,431               131
          87               --               61               2             4           19      1,039       1,011                16
-----------------------------------------------------------------------------------------------------------------------------------
         815               --              565              21            39          177      9,703       9,442               147
-----------------------------------------------------------------------------------------------------------------------------------
        (780)              --             (257)            (21)          129         (177)    (9,703)     (9,442)            1,103
-----------------------------------------------------------------------------------------------------------------------------------

      (5,646)              --            5,337            (948)         (354)      (1,212)    87,446     152,357                --

          --               --            1,215              --             1           --     59,939       2,939                51

          --               --               --              --             2           --     73,880      51,784                --
-----------------------------------------------------------------------------------------------------------------------------------
      (5,646)              --            6,552            (948)         (351)      (1,212)   221,265     207,080                51
-----------------------------------------------------------------------------------------------------------------------------------

       6,147               (3)           2,321              --            40           49   (155,187)   (169,423)           (1,212)
-----------------------------------------------------------------------------------------------------------------------------------
$       (279) $            (3) $         8,616  $         (969) $       (182) $    (1,340) $  56,375  $   28,215  $            (58)
===================================================================================================================================

===================================================================================================================================
                                                      RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                 STRENGTHENING    WEAKENING                                           ESSENTIAL
  OTC 2X       RUSSELL 2000        S&P 500         DOLLAR 2X      DOLLAR 2X                             ENERGY        PORTFOLIO
STRATEGY (b)  2X STRATEGY (c)  2X STRATEGY (d)   STRATEGY (e)   STRATEGY (f)  ELECTRONICS    ENERGY    SERVICES   CONSERVATIVE (h)
-----------------------------------------------------------------------------------------------------------------------------------
$       (780) $            --  $          (257) $          (21) $        129  $      (177) $  (9,703) $   (9,442) $          1,103
      (5,646)              --            6,552            (948)         (351)      (1,212)   221,265     207,080                51

       6,147               (3)           2,321              --            40           49   (155,187)   (169,423)           (1,212)
-----------------------------------------------------------------------------------------------------------------------------------
        (279)              (3)           8,616            (969)         (182)      (1,340)    56,375      28,215               (58)
-----------------------------------------------------------------------------------------------------------------------------------

       6,728               --            4,317              --           298          190     44,242      35,947                --
     (33,514)              --          (35,423)             --           (29)      (8,046)  (135,052)    (95,322)               --
      26,699               92           40,183             969         5,483       12,535   (257,826)   (262,545)          110,154
-----------------------------------------------------------------------------------------------------------------------------------

         (87)              92            9,077             969         5,752        4,679   (348,636)   (321,920)          110,154
-----------------------------------------------------------------------------------------------------------------------------------
        (366)              89           17,693              --         5,570        3,339   (292,261)   (293,705)          110,096
-----------------------------------------------------------------------------------------------------------------------------------
      58,839               --           34,257              --            51          708    811,869     682,533                --
-----------------------------------------------------------------------------------------------------------------------------------
$     58,473  $            89  $        51,950  $           --  $      5,621  $     4,047  $ 519,608  $  388,828  $        110,096
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                 -------------------------------------------------------------------
                                                                   ESSENTIAL     EUROPE                    GOVERNMENT
                                                                   PORTFOLIO     1.25X       FINANCIAL      LONG BOND       HEALTH
                                                                 MODERATE (a)  STRATEGY (b)   SERVICES  1.2X STRATEGY (c)    CARE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......  $        439  $        744  $     252  $           2,064  $     --
Expenses:
   Mortality and expense risk fees ............................            20           408        714                704     3,380
   Administrative fees ........................................             3            48         86                 85       406
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ...........................................            23           456        800                789     3,786
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ............................           416           288       (548)             1,275    (3,786)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ..........................            --         5,050      3,933             (2,284)   10,463
   Net realized short-term capital gain distributions from
     investments in portfolio shares ..........................             6         1,158        810                 --    14,528
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..........................            --            53         89                 --        --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
      shares ..................................................             6         6,261      4,832             (2,284)   24,991
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................          (259)          242        632             (1,530)   (8,001)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...  $        163  $      6,791  $   4,916  $          (2,539) $ 13,204
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                  RYDEX VARIABLE TRUST (CONTINUED)
                                                                 -------------------------------------------------------------------
                                                                  ESSENTIAL        EUROPE                 GOVERNMENT
                                                                  PORTFOLIO        1.25X     FINANCIAL     LONG BOND        HEALTH
                                                                 MODERATE (a)  STRATEGY (b)   SERVICES  1.2X STRATEGY (c)    CARE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................  $        416  $        288  $    (548) $           1,275  $ (3,786)
   Net realized gain (loss) on investments in portfolio
shares ........................................................             6         6,261      4,832             (2,284)   24,991
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ..........................          (259)          242        632             (1,530)   (8,001)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ....           163         6,791      4,916             (2,539)   13,204
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........            --           769         --             11,991    43,968
   Contract redemptions .......................................            --       (15,644)    (9,425)            (1,006)  (42,324)
   Net transfers (including mortality transfers) ..............        15,486        13,099     15,454              1,164   151,873
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions .....................        15,486        (1,776)     6,029             12,149   153,517
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ..................        15,649         5,015     10,945              9,610   166,721
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................            --        32,084     11,187             47,405   191,959
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ..............................  $     15,649  $     37,099  $  22,132  $          57,015  $358,680
====================================================================================================================================

a)    For the period November 1, 2006 (inception of fund) through December 31,
      2006.

b) Formerly Europe Advantage prior to its name change effective July 3, 2007 and Large-Cap Europe prior to its name change effective May 1, 2006.

c) Formerly Government Long Bond Advantage prior to its name change effective July 3, 2007 and U.S. Government Bond prior to its name change effective May 1, 2006.

d) Formerly Inverse Dynamic Dow prior to its name change effective July 3, 2007 and Inverse Dynamic Dow 30 prior to its name change effective May 1, 2006.

e) Formerly Inverse Government Long Bond prior to its name change effective July 3, 2007 and Juno prior to its name change effective May 1, 2006.

   The accompanying notes are an integral part of these financial statements.

================================================================================================================================
                                                  RYDEX VARIABLE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
                                          INVERSE
                           INVERSE       GOVERNMENT     INVERSE         INVERSE        INVERSE        INVERSE         JAPAN
  HEDGED                    DOW 2X       LONG BOND      MID-CAP           OTC        RUSSELL 2000     S&P 500         1.25X
EQUITY (a)    INTERNET   STRATEGY (d)   STRATEGY (e)   STRATEGY (j)   STRATEGY (f)   STRATEGY (g)   STRATEGY (h)   STRATEGY (i)
--------------------------------------------------------------------------------------------------------------------------------
$       --   $      --   $         --   $      1,028   $         43   $      2,136   $      2,074   $      1,141   $        579
       500         195            100          1,149             23            660            337            342          1,291
        60          23             12            138              3             79             41             41            155
--------------------------------------------------------------------------------------------------------------------------------
       560         218            112          1,287             26            739            378            383          1,446
--------------------------------------------------------------------------------------------------------------------------------
      (560)       (218)          (112)          (259)            17          1,397          1,696            758           (867)
--------------------------------------------------------------------------------------------------------------------------------

       197       1,355         (2,866)         5,625              1         (4,870)        (3,970)        (2,580)        18,450

        --          --             --             --             --             --             --             --          2,624

        --          --             --             --             --             --             --             --            308
--------------------------------------------------------------------------------------------------------------------------------
       197       1,355         (2,866)         5,625              1         (4,870)        (3,970)        (2,580)        21,382
--------------------------------------------------------------------------------------------------------------------------------

        --         (75)           628            530             10         (6,461)        (5,677)          (988)       (20,510)
--------------------------------------------------------------------------------------------------------------------------------
$     (363)  $   1,062   $     (2,350)  $      5,896   $         28   $     (9,934)  $     (7,951)  $     (2,810)  $          5
================================================================================================================================

================================================================================================================================
                                                  RYDEX VARIABLE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
                                          INVERSE
                           INVERSE       GOVERNMENT      INVERSE         INVERSE       INVERSE        INVERSE         JAPAN
  HEDGED                    DOW 2X        LONG BOND      MID-CAP           OTC       RUSSELL 2000     S&P 500         1.25X
EQUITY (a)   INTERNET    STRATEGY (d)   STRATEGY (e)   STRATEGY (j)   STRATEGY (f)   STRATEGY (g)   STRATEGY (h)   STRATEGY (i)
--------------------------------------------------------------------------------------------------------------------------------
$     (560)  $    (218)  $       (112)  $       (259)  $         17   $      1,397   $      1,696   $        758   $       (867)
       197       1,355         (2,866)         5,625              1         (4,870)        (3,970)        (2,580)        21,382

        --         (75)           628            530             10         (6,461)        (5,677)          (988)       (20,510)
--------------------------------------------------------------------------------------------------------------------------------
      (363)      1,062         (2,350)         5,896             28         (9,934)        (7,951)        (2,810)             5
--------------------------------------------------------------------------------------------------------------------------------

        --       1,835            464          1,640             --          1,099            104            450          5,645
    (6,305)        (84)        (3,244)       (18,788)            --        (14,593)        (4,049)        (3,607)        (3,189)
     6,668     (17,128)           359        (82,532)         2,328         49,631         71,329         (4,651)      (241,508)
--------------------------------------------------------------------------------------------------------------------------------

       363     (15,377)        (2,421)       (99,680)         2,328         36,137         67,384         (7,808)      (239,052)
--------------------------------------------------------------------------------------------------------------------------------
        --     (14,315)        (4,771)       (93,784)         2,356         26,203         59,433        (10,618)      (239,047)
--------------------------------------------------------------------------------------------------------------------------------
        --      23,750          7,652        119,262             --          6,352          6,398         25,232        284,704
--------------------------------------------------------------------------------------------------------------------------------
$       --   $   9,435   $      2,881   $     25,478   $      2,356   $     32,555   $     65,831   $     14,614   $     45,657
================================================================================================================================

f) Formerly Inverse OTC prior to its name change effective July 3, 2007 and Arktos prior to its name change effective May 1, 2006.

g) Formerly Inverse Russell 2000 prior to its name change effective July 3, 2007 and Inverse Small-Cap prior to its name change effective May 1, 2006.

h) Formerly Inverse S&P 500 prior to its name change effective July 3, 2007 and Ursa prior to its name change effective May 1, 2006.

i) Formerly Japan Advantage prior to its name change effective July 3, 2007 and Large Cap Japan prior to its name change effective May 1, 2006.

j)    Formerly Inverse Mid-Cap prior to its name change effective July 3, 2007.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

=================================================================================================================================
                                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                                 ----------------------------------------------------------------
                                                                                                          MID CAP
                                                                  LARGE-CAP    LARGE-CAP                    1.5X        MID-CAP
                                                                   GROWTH        VALUE       LEISURE    STRATEGY (a)     GROWTH
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......   $       --   $    1,214   $      --   $        340   $      --
Expenses:
   Mortality and expense risk fees ............................          398        1,264         172          1,110         288
   Administrative fees ........................................           48          151          21            133          35
---------------------------------------------------------------------------------------------------------------------------------
     Total expenses ...........................................          446        1,415         193          1,243         323
---------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ............................         (446)        (201)       (193)          (903)       (323)
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ..........................       (2,732)       4,397        (442)         2,969       1,500
   Net realized short-term capital gain distributions from
     investments in portfolio shares ..........................          292        1,477         305         19,642       1,666
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..........................           61        2,408         167          4,361         852
---------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
     shares ...................................................       (2,379)       8,282          30         26,972       4,018
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................        1,099        4,805       2,985        (22,513)        148
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ....   $   (1,726)  $   12,886   $   2,822   $      3,556   $   3,843
=================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

=================================================================================================================================
                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                                 ----------------------------------------------------------------
                                                                                                          MID CAP
                                                                  LARGE-CAP     LARGE-CAP                   1.5X       MID-CAP
                                                                   GROWTH         VALUE      LEISURE    STRATEGY (a)    GROWTH
---------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................   $     (446)  $     (201)  $    (193)  $       (903)  $    (323)
   Net realized gain (loss) on investments in portfolio
     shares ...................................................       (2,379)       8,282          30         26,972       4,018
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ..........................        1,099        4,805       2,985        (22,513)        148
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ....       (1,726)      12,886       2,822          3,556       3,843
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........          208        1,402          --          2,232         376
   Contract redemptions .......................................       (2,364)     (12,163)     (4,830)       (10,171)     (2,615)
   Net transfers (including mortality transfers) ..............          682       74,190        (619)        35,408     (11,093)
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions .....................       (1,474)      63,429      (5,449)        27,469     (13,332)
---------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ..................       (3,200)      76,315      (2,627)        31,025      (9,489)
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................       20,477       81,845      16,520         55,674      50,992
---------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ..............................   $   17,277   $  158,160   $  13,893   $     86,699   $  41,503
=================================================================================================================================

a) Formerly Mid Cap Advantage prior to its name change effective July 3, 2007 and Medius prior to its name change effective May 1, 2006.

b)    Formerly Core Equity prior to its name change effective May 1, 2006

c)    For the period February 3, 2006  (inception of fund) through  December 31,
      2006.

d) Formerly Russell 2000 Advantage prior to its name change effective July 3, 2007 and Mekros prior to its name change effective May 1, 2006.

   The accompanying notes are an integral part of these financial statements.

======================================================================================================================
                                           RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
             MULTI-CAP                                                                       RUSSELL 2000
MID-CAP        CORE                                     PRECIOUS       REAL                      1.5X         SECTOR
 VALUE     EQUITY (b) (c)      NOVA         OTC          METALS       ESTATE     RETAILING   STRATEGY (d)    ROTATION
----------------------------------------------------------------------------------------------------------------------
$    454   $            2   $    3,135   $        --   $       --   $    5,129   $      --   $        427   $      --

     408               24        3,140        16,146        2,774        3,451          38          2,467         291
      49                3          377         1,938          333          414           4            296          35
----------------------------------------------------------------------------------------------------------------------
     457               27        3,517        18,084        3,107        3,865          42          2,763         326
----------------------------------------------------------------------------------------------------------------------
      (3)             (25)        (382)      (18,084)      (3,107)       1,264         (42)        (2,336)       (326)
----------------------------------------------------------------------------------------------------------------------

  (2,288)               2       20,274        78,614       25,631       26,027        (413)        (6,359)      4,638

      --                4           --            --           --        3,756          --             --          85

      --               --           --            --           --        6,211          --             --         774
----------------------------------------------------------------------------------------------------------------------
  (2,288)               6       20,274        78,614       25,631       35,994        (413)        (6,359)      5,497
----------------------------------------------------------------------------------------------------------------------

   9,045              502       21,534        (7,441)       3,239       33,162         404          8,466        (568)
----------------------------------------------------------------------------------------------------------------------
$  6,754   $          483   $   41,426   $    53,089   $   25,763   $   70,420   $     (51)  $       (229)  $   4,603
======================================================================================================================

======================================================================================================================
                                           RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
             MULTI-CAP                                                                       RUSSELL 2000
MID-CAP        CORE                                     PRECIOUS       REAL                      1.5X         SECTOR
 VALUE     EQUITY (b) (c)      NOVA         OTC          METALS       ESTATE     RETAILING   STRATEGY (d)    ROTATION
----------------------------------------------------------------------------------------------------------------------
$     (3)  $          (25)  $     (382)  $   (18,084)  $   (3,107)  $    1,264   $     (42)  $     (2,336)  $    (326)
  (2,288)               6       20,274        78,614       25,631       35,994        (413)        (6,359)      5,497

   9,045              502       21,534        (7,441)       3,239       33,162         404          8,466        (568)
----------------------------------------------------------------------------------------------------------------------
   6,754              483       41,426        53,089       25,763       70,420         (51)          (229)      4,603
----------------------------------------------------------------------------------------------------------------------

     641              250        9,301        82,814       19,506       23,021         759         11,989       2,041
  (1,593)              --      (15,024)     (224,766)        (290)     (21,284)         --        (82,267)     (7,575)
  39,510            4,039      (42,616)      (66,554)      71,527       18,520      (8,634)       137,498     (17,239)
----------------------------------------------------------------------------------------------------------------------

  38,558            4,289      (48,339)     (208,506)      90,743       20,257      (7,875)        67,220     (22,773)
----------------------------------------------------------------------------------------------------------------------
  45,312            4,772       (6,913)     (155,417)     116,506       90,677      (7,926)        66,991     (18,170)
----------------------------------------------------------------------------------------------------------------------
  11,266               --      270,452     1,387,846      119,899      235,810       7,926         81,029      36,614
----------------------------------------------------------------------------------------------------------------------
$ 56,578   $        4,772   $  263,539   $ 1,232,429   $  236,405   $  326,487   $      --   $    148,020   $  18,444
======================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                     RYDEX VARIABLE TRUST (CONTINUED)
                                                                     ---------------------------------------------------------------
                                                                     SMALL-CAP  SMALL-CAP                   TELE-
                                                                      GROWTH      VALUE    TECHNOLOGY  COMMUNICATIONS TRANSPORTATION
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........  $      --  $     344  $       -- $        1,071  $          --
Expenses:
   Mortality and expense risk fees ................................      1,031        494       1,152            399            195
   Administrative fees ............................................        124         59         138             48             24
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ..............................................      1,155        553       1,290            447            219
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ................................     (1,155)      (209)     (1,290)           624           (219)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .............................     (6,790)    (2,721)      2,718          2,035          1,166
   Net realized short-term capital gain distributions from
      investments in portfolio shares .............................         75      1,546          --          1,048             --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................        223      2,051          --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio shares ....     (6,492)       876       2,718          3,083          1,166
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................      6,139        (49)      5,555          4,015         (1,085)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......  $  (1,508) $     618  $    6,983 $       7,722   $        (138)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                  RYDEX VARIABLE TRUST (CONTINUED)
                                                                     ---------------------------------------------------------------
                                                                     SMALL-CAP  SMALL-CAP                   TELE-
                                                                       GROWTH     VALUE    TECHNOLOGY  COMMUNICATIONS TRANSPORTATION
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................  $  (1,155) $    (209) $   (1,290) $          624 $        (219)
   Net realized gain (loss) on investments in portfolio shares ....     (6,492)       876       2,718           3,083         1,166
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .............................      6,139        (49)      5,555           4,015        (1,085)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......     (1,508)       618       6,983           7,722          (138)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ............      4,266        861       3,320              --           193
   Contract redemptions ...........................................     (8,971)      (809)    (26,354)         (8,700)       (2,433)
   Net transfers (including mortality transfers) ..................    (95,823)    50,797     205,114          83,493         8,967
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
      from contract owners' transactions ..........................   (100,528)    50,849     182,080          74,793         6,727
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets .......................   (102,036)    51,467     189,063          82,515         6,589
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................    111,746      7,065      49,114           1,301        11,168
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ...................................  $   9,710  $  58,532  $  238,177  $       83,816 $      17,757
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================
                                                             THIRD
                                                            AVENUE
                                                           VARIABLE
    RYDEX VARIABLE                                          SERIES                         VAN ECK WORLDWIDE
   TRUST (CONTINUED)           SELIGMAN PORTFOLIOS           TRUST                       INSURANCE TRUST FUND
------------------------   ---------------------------   ------------   -------------------------------------------------------
   U.S.
GOVERNMENT                 COMMUNICATIONS
  MONEY                         AND           GLOBAL                     ABSOLUTE                    EMERGING        HARD
  MARKET      UTILITIES     INFORMATION     TECHNOLOGY       VALUE        RETURN        BOND          MARKETS       ASSETS
-------------------------------------------------------------------------------------------------------------------------------
$    36,664   $    3,290   $           --   $       --   $     17,541   $       --   $    67,792   $     12,310   $      1,971

     12,315        2,032            6,544        2,887         15,612        1,005         8,282         25,146         35,927
      1,478          244              785          347          1,874          121           994          3,017          4,311
-------------------------------------------------------------------------------------------------------------------------------
     13,793        2,276            7,329        3,234         17,486        1,126         9,276         28,163         40,238
-------------------------------------------------------------------------------------------------------------------------------
     22,871        1,014           (7,329)      (3,234)            55       (1,126)       58,516        (15,853)       (38,267)
-------------------------------------------------------------------------------------------------------------------------------

         --        6,014           34,244        1,731         52,496        1,098       (70,497)       329,157        660,334

         --           --               --           --            818           --            --         22,492         55,981

         --        1,459               --           --         58,930           93            --        171,327        111,765
-------------------------------------------------------------------------------------------------------------------------------
         --        7,473           34,244        1,731        112,244        1,191       (70,497)       522,976        828,080
-------------------------------------------------------------------------------------------------------------------------------

         --       16,420           74,374       38,565         50,018        5,249        40,960        111,074       (238,144)
-------------------------------------------------------------------------------------------------------------------------------
$    22,871   $   24,907   $      101,289   $   37,062   $    162,317   $    5,314   $    28,979   $    618,197   $    551,669
===============================================================================================================================

===============================================================================================================================
                                                             THIRD
                                                            AVENUE
                                                           VARIABLE
    RYDEX VARIABLE                                          SERIES                         VAN ECK WORLDWIDE
   TRUST (CONTINUED)           SELIGMAN PORTFOLIOS           TRUST                       INSURANCE TRUST FUND
------------------------   ---------------------------   ------------   -------------------------------------------------------
   U.S.
GOVERNMENT                 COMMUNICATIONS
  MONEY                         AND           GLOBAL                     ABSOLUTE                    EMERGING        HARD
  MARKET      UTILITIES     INFORMATION     TECHNOLOGY       VALUE        RETURN        BOND          MARKETS       ASSETS
-------------------------------------------------------------------------------------------------------------------------------
$    22,871   $    1,014   $       (7,329)  $   (3,234)  $         55   $   (1,126)  $    58,516   $    (15,853)  $    (38,267)
         --        7,473           34,244        1,731        112,244        1,191       (70,497)       522,976        828,080

         --       16,420           74,374       38,565         50,018        5,249        40,960        111,074       (238,144)
-------------------------------------------------------------------------------------------------------------------------------
     22,871       24,907          101,289       37,062        162,317        5,314        28,979        618,197        551,669
-------------------------------------------------------------------------------------------------------------------------------

     64,630       24,971           24,080        9,515        201,408        5,369        28,215         63,281        188,148
   (225,954)     (80,526)         (86,109)     (39,441)      (129,812)     (12,577)     (312,676)      (577,033)      (246,412)
   (163,578)     (26,219)          85,975       56,294        299,377      128,920       (27,148)       181,323       (549,854)
-------------------------------------------------------------------------------------------------------------------------------

   (324,902)     (81,774)          23,946       26,368        370,973      121,712      (311,609)      (332,429)      (608,118)
-------------------------------------------------------------------------------------------------------------------------------
   (302,031)     (56,867)         125,235       63,430        533,290      127,026      (282,630)       285,768        (56,449)
-------------------------------------------------------------------------------------------------------------------------------
  1,214,938      214,204          487,554      230,805        963,755       13,553       848,093      1,815,889      2,670,726
-------------------------------------------------------------------------------------------------------------------------------
$   912,907   $  157,337   $      612,789   $  294,235   $  1,497,045   $  140,579   $   565,463   $  2,101,657   $  2,614,277
===============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

======================================================================================================================
                                                                     VAN ECK
                                                                     WORLDWIDE
                                                                     INSURANCE
                                                                     TRUST FUND       WELLS FARGO
                                                                    (CONTINUED)   ADVANTAGE VT FUNDS
                                                                    ----------------------------------
                                                                       REAL                                COMBINED
                                                                      ESTATE    DISCOVERY  OPPORTUNITY      TOTAL
----------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........  $  13,724  $      --  $       --   $   2,533,649
Expenses:
   Mortality and expense risk fees ................................     11,372     32,352      34,106       2,478,229
   Administrative fees ............................................      1,365      3,882       4,092         297,384
----------------------------------------------------------------------------------------------------------------------
      Total expenses ..............................................     12,737     36,234      38,198       2,775,613
----------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ................................        987    (36,234)    (38,198)       (241,964)
----------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .............................     26,880     85,672     200,257       4,475,413
   Net realized short-term capital gain distributions from
      investments in portfolio shares .............................     19,897         --          --       1,116,868
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................    235,700         --     292,519       5,735,831
----------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio shares ....    282,477     85,672     492,776      11,328,112
----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................    (47,536)   259,956    (185,261)     12,545,915
----------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ......  $ 235,928  $ 309,394  $  269,317   $  23,632,063
======================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

=======================================================================================================================
                                                                      VAN ECK
                                                                     WORLDWIDE
                                                                     INSURANCE
                                                                     TRUST FUND       WELLS FARGO
                                                                    (CONTINUED)    ADVANTAGE VT FUNDS
                                                                    ------------------------------------
                                                                        REAL                                 COMBINED
                                                                       ESTATE    DISCOVERY   OPPORTUNITY       TOTAL
-----------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................  $      987  $  (36,234) $   (38,198) $   (241,964)
   Net realized gain (loss) on investments in portfolio shares ....     282,477      85,672      492,776    11,328,112
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .............................     (47,536)    259,956     (185,261)   12,545,915
-----------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations ..........     235,928     309,394      269,317    23,632,063
-----------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ............      47,046     119,589      164,958     9,254,451
   Contract redemptions ...........................................     (95,505)   (393,949)    (569,000)  (40,629,423)
   Net transfers (including mortality transfers) ..................      13,251     (10,504)    (211,289)   (1,817,377)
-----------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from contract owners' transactions ........................     (35,208)   (284,864)    (615,331)  (33,192,349)
-----------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets .....................     200,720      24,530     (346,014)   (9,560,286)
-----------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................     814,703   2,555,316    2,927,716   205,111,216
-----------------------------------------------------------------------------------------------------------------------
        Net assets, end of period .................................  $1,015,423  $2,579,846  $ 2,581,702  $195,550,930
=======================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2007 AND 2006

================================================================================

(1)   GENERAL

      Jefferson National Life Annuity Account E ("Account E") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account E was established on November 12, 1993, and commenced operations on July 25, 1994, as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. The operations of Account E are included in the operations of Jefferson National Life Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code. Effective October 23, 2002, the Company was acquired from Conseco Life Insurance of Texas, a life insurance company domiciled in the state of Texas and an indirect wholly-owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company, by JNF Holding Company, Inc., ("JNF Holdings"), a wholly-owned subsidiary of Inviva, Inc., a New York based insurance holding company.

      As of June 30, 2006, all outstanding shares of the Company were owned by JNF Holdings, an insurance holding company. Effective July 1, 2006, by way of the "Reorganization and Contribution Agreement" adopted by the Board of Directors of Inviva, Inc. ("ultimate parent") and accepted by the Board of Directors of JNF Holdings, all of the outstanding common stock of the Company was contributed from JNF Holdings to a new holding company, Jefferson National Financial Corp. ("JNFC"). This transaction was accounted for using the pooling-of-interest method in accordance with Statement of Financial Accounting Standards No. 141, "Business Combinations". From then forward the Company is wholly-owned by JNFC. JNFC is a wholly owned subsidiary of Inviva, Inc. and JNF Holdings, collectively.

      JNF Advisors, Inc. ("JNF") was established in January 2007 as a registered investment adviser and is 100% owned by JNFC. JNF serves as adviser to the JNF Balanced and Equity portfolios, but sub-advises the investment management of these portfolios to an unaffiliated registered investment adviser.

      Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified by Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

      Currently, however, there are no legal proceedings to which Account E is a party or to which the assets of Account E are subject. Neither the Company nor Jefferson National Financial Securities Corporation (formerly Inviva Securities Corporation prior to its name change effective July 1, 2006), the distributor of the Account E's contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to Account E.

      The following investment options are available to new investors as of December 31, 2007:

AIM VARIABLE INSURANCE FUNDS
      Basic Value Fund Series II
      Core Equity Fund Series I
      Financial Services Fund Series I
      Global Health Care Fund Series I
      Global Real Estate Fund Series I
      High Yield Fund Series I
      Mid Cap Core Equity Fund Series II
      Technology Fund Series I

THE ALGER AMERICAN FUND
      Growth Portfolio
      Leveraged AllCap Portfolio
      MidCap Growth Portfolio

ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
      Growth and Income Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
      Balanced Fund
      Income & Growth Fund
      Inflation Protection Fund
      International Fund
      Large Company Value Fund
      Ultra Fund
      Value Fund
      Vista Fund

DIREXION INSURANCE TRUST
      Dynamic VP HY Bond Fund

THE DREYFUS INVESTMENT PORTFOLIOS
      Dreyfus Small Cap Stock Index Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND
      International Value Portfolio

FEDERATED INSURANCE SERIES
      Capital Income Fund II
      High Income Bond Fund II
      International Equity Fund II
      Kaufmann Fund II
      Market Opportunity Fund II

JANUS ASPEN SERIES
      Balanced Portfolio
      Forty Portfolio
      Global Life Sciences Portfolio
      Growth and Income Portfolio
      Large Cap Growth Portfolio
      Mid Cap Growth Portfolio
      Mid Cap Value Portfolio
      Small Company Portfolio
      Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
      Emerging Markets Portfolio
      International Equity Portfolio
      Small Cap Portfolio
      US Strategic Equity Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
      Aggressive Growth Portfolio
      Capital and Income Portfolio
      Fundamental Value Portfolio
      Large Cap Growth Portfolio

LEGG MASON PARTNERS VARIABLE INCOME TRUST
      Global High Yield Bond Portfolio
      Government Portfolio
      Strategic Bond Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007 AND 2006

================================================================================

LORD ABBETT SERIES FUND, INC.
      America's Value Portfolio
      Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
      Lehman Brothers High Income Bond Portfolio
      Lehman Brothers Short Duration Bond Portfolio
      Fasciano Portfolio
      Mid-Cap Growth Portfolio
      Partners Portfolio
      Regency Portfolio
      Socially Responsive Portfolio

NORTHERN LIGHTS VARIABLE TRUST
      JNF Balanced Portfolio
      JNF Equity Portfolio

PIMCO VARIABLE INSURANCE TRUST
      All Asset Portfolio
      CommodityReal Return Strategy Portfolio
      Emerging Markets Bond Portfolio
      Foreign Bond US Dollar-Hedged Portfolio
      Global Bond Unhedged Portfolio
      High Yield Portfolio
      Long-Term US Government Portfolio
      Low Duration Portfolio
      Money Market Portfolio
      RealEstateRealReturn Portfolio
      Real Return Bond Portfolio
      Short-Term Portfolio
      StocksPLUS Total Return Portfolio
      Total Return Portfolio

PIONEER VARIABLE CONTRACTS TRUST
      Cullen Value Portfolio
      Emerging Markets Portfolio
      Equity Income Portfolio
      Fund Portfolio
      Global High Yield Portfolio
      High Yield Portfolio
      International Value Portfolio
      Mid Cap Value Portfolio
      Small Cap Value Portfolio
      Strategic Income Portfolio

ROYCE CAPITAL FUND
      Micro-Cap Portfolio
      Small-Cap Portfolio

RYDEX VARIABLE TRUST
      CLS AdvisorOne Amerigo Fund
      CLS AdvisorOne Clermont Fund
      Absolute Return Strategies Fund
      Banking Fund
      Basic Materials Fund
      Biotechnology Fund
      Commodities Strategy Fund
      Consumer Products Fund
      Dow 2X Strategy Fund
      Electronics Fund
      Energy Fund
      Energy Services Fund
      Essential Portfolio Aggressive Fund
      Essential Portfolio Conservative Fund
      Essential Portfolio Moderate Fund
      Europe 1.25X Strategy Fund
      Financial Services Fund
      Government Long Bond 1.2X Strategy Fund
      Health Care Fund
      Hedged Equity Fund
      Internet Fund
      Inverse Dow 2X Strategy Fund
      Inverse Government Long Bond Strategy Fund
      Inverse Mid-Cap Strategy Fund
      Inverse OTC Strategy Fund
      Inverse Russell 2000 Strategy Fund
      Inverse S&P 500 Strategy Fund
      Japan 1.25X Strategy Fund
      Large-Cap Growth Fund
      Large-Cap Value Fund
      Leisure Fund
      Mid Cap 1.5X Strategy Fund
      Mid-Cap Growth Fund
      Mid-Cap Value Fund
      Multi-Cap Core Equity Fund
      Nova Fund
      OTC 2X Strategy Fund
      OTC Fund
      Precious Metals Fund
      Real Estate Fund
      Retailing Fund
      Russell 2000 1.5X Strategy Fund
      Russell 2000 2X Strategy Fund
      S&P 500 2X Strategy Fund
      Sector Rotation Fund
      Small-Cap Growth Fund
      Small-Cap Value Fund
      Strengthening Dollar 2X Strategy Fund
      Technology Fund
      Telecommunications Fund
      Transportation Fund
      U.S. Government Money Market Fund
      Utilities Fund
      Weakening Dollar 2X Strategy

SELIGMAN PORTFOLIOS, INC., (CLASS 2)
      Communications and Information Portfolio
      Global Technology Portfolio

THIRD AVENUE VARIABLE SERIES TRUST
      Value Portfolio

VAN ECK WORLDWIDE INSURANCE TRUST
      Absolute Return Fund
      Bond Fund
      Emerging Markets Fund
      Hard Assets Fund
      Real Estate Fund

WELLS FARGO ADVANTAGE VT FUNDS
      Discovery Fund
      Opportunity Fund

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007 AND 2006

================================================================================

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account E does not hold any investments that are restricted as to resale.

      Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of Account E as of the beginning of the valuation period.

FEDERAL INCOME TAXES

      No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account E are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account E and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

      Contract reserves for deferred annuities and for annuity payments not involving life contingencies are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

      Net assets allocated to contract owners' life contingent annuity payment reserves are computed according to the A2000 Annuitant Mortality Table. The standard assumed investment return is 3 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. These transfers are included in the Net Transfer line of the accompanying Statement of Changes in Net Assets.

NET TRANSFERS

      The Net Transfers line of the accompanying Statement of Changes in Net Assets is comprised of the net of any transfers into or from the fund from any other funds within this product plus any transfer of mortality risk as defined in the Annuity Reserves section above.

(3)   PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

      The aggregate cost of purchases of investments in portfolio shares was $84,441,494 and $39,255,974 for the years ended December 31, 2007 and 2006, respectively. The aggregate proceeds from sales of investments in portfolio shares were $103,831,034 and $65,907,260 for the years ended December 31, 2007 and 2006 respectively.

(4)   DEDUCTIONS AND EXPENSES

      Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

      The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

      The Company deducts a total daily charge from the total investments of Account E, which is equivalent to an effective annual rate of 1.40 percent, consisting of the 1.25 percent for the mortality and expense risks and .15 percent for administrative expenses. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. These fees were $2,419,886 and $2,478,229 for the years ended December 31, 2007 and 2006, respectively. The administrative expenses were $290,386 and $297,384 for the years ended December 31, 2007 and 2006, respectively.

      Pursuant to an agreement between Account E and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account E, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 9 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30 unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Sales and administrative charges were $767,398 and $1,059,403 for the years ended December 31, 2007 and 2006, respectively.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007 AND 2006

================================================================================

(5)   FINANCIAL HIGHLIGHTS

      The following table discloses total returns, investment income and expense ratios for each offered fund in Account E.

      The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

      The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

      The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================
                                                                                          TOTAL
                                                                                       NET ASSETS              INVESTMENT
                                                                  UNITS                ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                                 (000S)   UNIT VALUES    (000S)      RETURN       RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
   Basic Value Fund
     December 31, 2007 ........................................      91    $   1.63      $   149       0.00%       0.31%     1.40%
     December 31, 2006 ........................................     110        1.63          180      10.88%       0.13%     1.40%
     December 31, 2005 ........................................     103        1.47          151       4.26%       0.00%     1.40%
     December 31, 2004 ........................................      77        1.41          108       9.20%       0.00%     1.40%
     December 31, 2003 ........................................      34        1.29           44      29.13%       0.00%     1.40%
     Inception May 1, 2003 ....................................      --        1.00           --        N/A         N/A       N/A
   Core Equity Fund
     December 31, 2007 ........................................      64       11.58          739       6.63%       1.22%     1.40%
     December 31, 2006 ........................................      58       10.86          648       8.17%       0.57%     1.40%
     Inception April 28, 2006 .................................      --       10.04           --        N/A         N/A       N/A
   Financial Services Fund
     December 31, 2007 ........................................      65        1.02           67     -23.88%       1.37%     1.40%
     December 31, 2006 ........................................      98        1.34          131      15.52%       1.53%     1.40%
     December 31, 2005 ........................................     107        1.16          124       4.50%       1.36%     1.40%
     December 31, 2004 ........................................     123        1.11          137       6.82%       0.49%     1.40%
     December 31, 2003 ........................................     209        1.04          217      27.78%       0.58%     1.40%
   Global Health Care Fund
     December 31, 2007 ........................................     171        1.24          213       9.73%       0.00%     1.40%
     December 31, 2006 ........................................     234        1.13          263       3.67%       0.00%     1.40%
     December 31, 2005 ........................................     475        1.09          516       6.86%       0.00%     1.40%
     December 31, 2004 ........................................     627        1.02          639       6.26%       0.00%     1.40%
     December 31, 2003 ........................................     224        0.96          215      26.01%       0.00%     1.40%
   Global Real Estate Fund
     December 31, 2007 ........................................     402        2.88        1,161      -7.10%       4.36%     1.40%
     December 31, 2006 ........................................     612        3.10        1,893      40.91%       1.08%     1.40%
     December 31, 2005 ........................................     730        2.20        1,609      12.24%       1.06%     1.40%
     December 31, 2004 ........................................     814        1.96        1,593      35.02%       0.77%     1.40%
     December 31, 2003 ........................................     758        1.45        1,100      36.89%       2.30%     1.40%
   High Yield Fund
     December 31, 2007 ........................................      25       11.89          297      -0.17%       4.94%     1.40%
     December 31, 2006 ........................................      43       11.91          515       9.17%       8.60%     1.40%
     December 31, 2005 ........................................      48       10.91          528       1.30%       8.89%     1.40%
     December 31, 2004 ........................................      38       10.77          408       8.02%       4.63%     1.40%
     Inception May 1, 2004 ....................................      --        9.97           --        N/A         N/A       N/A
   Mid Cap Core Equity Fund
     December 31, 2007 ........................................      63        1.73          108       7.45%       0.05%     1.40%
     December 31, 2006 ........................................      90        1.61          145       9.52%       0.67%     1.40%
     December 31, 2005 ........................................     100        1.47          147       5.76%       0.30%     1.40%
     December 31, 2004 ........................................      92        1.39          128      12.06%       0.02%     1.40%
     December 31, 2003 ........................................      38        1.24           47      24.56%       0.00%     1.40%
     Inception May 1, 2003 ....................................      --        1.00           --        N/A         N/A       N/A
   Technology Fund
     December 31, 2007 ........................................     110        0.65           72       4.84%       0.00%     1.40%
     December 31, 2006 ........................................     153        0.62           94      10.71%       0.00%     1.40%
     December 31, 2005 ........................................     131        0.56           74       0.00%       0.00%     1.40%
     December 31, 2004 ........................................     157        0.56           88       3.05%       0.00%     1.40%
     December 31, 2003 ........................................     240        0.54          130      43.27%       0.00%     1.40%
THE ALGER AMERICAN FUND:
   Growth Portfolio
     December 31, 2007 ........................................   2,849        2.26        6,441      18.32%       0.34%     1.40%
     December 31, 2006 ........................................   3,286        1.91        6,283       3.80%       0.13%     1.40%
     December 31, 2005 ........................................   3,909        1.84        7,216      10.18%       0.23%     1.40%
     December 31, 2004 ........................................   4,513        1.67        7,543       4.14%       0.00%     1.40%
     December 31, 2003 ........................................   5,490        1.60        8,805      33.28%       0.00%     1.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================
                                                                                         TOTAL
                                                                                       NET ASSETS              INVESTMENT
                                                                  UNITS                ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                                 (000S)   UNIT VALUES    (000S)      RETURN       RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND: (continued)
   Leveraged AllCap Portfolio
     December 31, 2007 ........................................   2,026    $   4.98     $ 10,083      31.75%       0.00%      1.40%
     December 31, 2006 ........................................   2,302        3.78        8,699      17.76%       0.00%      1.40%
     December 31, 2005 ........................................   2,694        3.21        8,657      12.63%       0.00%      1.40%
     December 31, 2004 ........................................   3,270        2.85        9,310       6.80%       0.00%      1.40%
     December 31, 2003 ........................................   3,810        2.67       10,167      32.85%       0.00%      1.40%
   MidCap Growth Portfolio
     December 31, 2007 ........................................   1,431        3.19        4,571      29.67%       0.00%      1.40%
     December 31, 2006 ........................................   1,520        2.46        3,744       8.37%       0.00%      1.40%
     December 31, 2005 ........................................   1,883        2.27        4,270       8.61%       0.00%      1.40%
     December 31, 2004 ........................................   2,424        2.09        5,075      11.27%       0.00%      1.40%
     December 31, 2003 ........................................   2,294        1.88        4,308      45.74%       0.00%      1.40%
   Small Capitalization Portfolio
     December 31, 2007 ........................................   1,503        2.05        3,077      15.82%       0.00%      1.40%
     December 31, 2006 ........................................   1,822        1.77        3,228      18.00%       0.00%      1.40%
     December 31, 2005 ........................................   2,011        1.50        3,011      15.38%       0.00%      1.40%
     December 31, 2004 ........................................   2,260        1.30        2,934      15.14%       0.00%      1.40%
     December 31, 2003 ........................................   2,701        1.13        3,049      40.37%       0.00%      1.40%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
   Growth and Income Portfolio
     December 31, 2007 ........................................     349        1.40          490       2.94%       1.46%      1.40%
     December 31, 2006 ........................................     187        1.36          254      16.24%       1.40%      1.40%
     December 31, 2005 ........................................     176        1.17          206       3.54%       1.47%      1.40%
     December 31, 2004 ........................................     191        1.13          217       9.60%       0.91%      1.40%
     December 31, 2003 ........................................     176        1.03          182      30.66%       1.37%      1.40%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
   Balanced Fund
     December 31, 2007 ........................................       6       11.85           72       3.40%       2.21%      1.40%
     December 31, 2006 ........................................       9       11.46           99       8.11%       1.09%      1.40%
     December 31, 2005 ........................................       1       10.60           14       5.58%       0.00%      1.40%
     Inception May 1, 2005 ....................................      --       10.04           --        N/A         N/A        N/A
   Income & Growth Fund
     December 31, 2007 ........................................   1,056        1.33        1,405      -1.48%       1.90%      1.40%
     December 31, 2006 ........................................   1,324        1.35        1,788      15.38%       1.78%      1.40%
     December 31, 2005 ........................................   1,322        1.17        1,546       3.54%       2.01%      1.40%
     December 31, 2004 ........................................   1,569        1.13        1,778      11.08%       1.41%      1.40%
     December 31, 2003 ........................................   1,627        1.02        1,655      27.57%       1.59%      1.40%
   Inflation Protection Fund
     December 31, 2007 ........................................       4       11.43           41       7.93%       4.40%      1.40%
     December 31, 2006 ........................................       1       10.59           15       0.19%       4.94%      1.40%
     December 31, 2005 ........................................       2       10.57           22       0.19%       4.88%      1.40%
     December 31, 2004 ........................................      --       10.55            2       5.08%       3.31%      1.40%
     Inception May 1, 2004 ....................................      --       10.04           --        N/A         N/A        N/A
   International Fund
     December 31, 2007 ........................................     505        2.08        1,050      16.85%       0.71%      1.40%
     December 31, 2006 ........................................     591        1.78        1,054      22.76%       1.56%      1.40%
     December 31, 2005 ........................................     618        1.45          894      11.54%       1.35%      1.40%
     December 31, 2004 ........................................     839        1.30        1,086      13.70%       0.55%      1.40%
     December 31, 2003 ........................................     681        1.14          778      22.78%       0.93%      1.40%
   Large Company Value Fund
     December 31, 2007 ........................................      --        9.37           --      -6.67%       0.00%      1.40%
     Inception May 1, 2007 ....................................      --       10.04           --       0.00%        N/A        N/A
   Ultra Fund
     December 31, 2007 ........................................      --       11.53           --      15.07%       0.00%      1.40%
     Inception May 1, 2007 ....................................      --       10.02           --       0.00%        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================
                                                                                          TOTAL
                                                                                       NET ASSETS              INVESTMENT
                                                                  UNITS                ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                                 (000S)   UNIT VALUES    (000S)      RETURN       RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
   Value Fund
     December 31, 2007 ........................................   1,634    $   2.25     $  3,673      -6.25%       1.63%      1.40%
     December 31, 2006 ........................................   1,935        2.40        4,651      17.07%       1.44%      1.40%
     December 31, 2005 ........................................   2,382        2.05        4,894       3.54%       0.88%      1.40%
     December 31, 2004 ........................................   2,525        1.98        5,008      12.54%       1.01%      1.40%
     December 31, 2003 ........................................   2,590        1.76        4,557      27.17%       1.32%      1.40%
   Vista Fund
     December 31, 2007 ........................................      14       12.36          173      23.97%       0.00%      1.40%
     Inception May 1, 2007 ....................................      --        9.97           --       0.00%        N/A        N/A
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond Fund
     December 31, 2007 ........................................      --       10.58           --      -3.20%       5.56%      1.40%
     December 31, 2006 ........................................      --       10.93           --       4.79%       0.00%      1.40%
     December 31, 2005 ........................................      --       10.43           --       3.68%       0.00%      1.40%
     Inception May 1, 2005 ....................................      --       10.06           --        N/A         N/A        N/A
THE DREYFUS INVESTMENT PORTFOLIOS:
   Small Cap Stock Index Portfolio
     December 31, 2007 ........................................       4       12.70           50      -2.08%       0.28%      1.40%
     December 31, 2006 ........................................       2       12.97           32      12.88%       0.50%      1.40%
     December 31, 2005 ........................................       2       11.49           22      13.43%       0.00%      1.40%
     Inception May 1, 2005 ....................................      --       10.13           --        N/A         N/A        N/A
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
     December 31, 2007 ........................................   1,285        2.08        2,671       6.12%       0.55%      1.40%
     December 31, 2006 ........................................   1,497        1.96        2,926       7.69%       0.11%      1.40%
     December 31, 2005 ........................................   1,798        1.82        3,264       2.25%       0.00%      1.40%
     December 31, 2004 ........................................   2,201        1.78        3,911       4.92%       0.39%      1.40%
     December 31, 2003 ........................................   2,430        1.70        4,123      24.25%       0.14%      1.40%
DREYFUS STOCK INDEX FUND
     December 31, 2007 ........................................   6,962        2.76       19,205       3.76%       1.69%      1.40%
     December 31, 2006 ........................................   8,026        2.66       21,334      14.16%       1.64%      1.40%
     December 31, 2005 ........................................   9,829        2.33       22,916       3.10%       1.60%      1.40%
     December 31, 2004 ........................................  11,179        2.26       25,247       9.19%       1.80%      1.40%
     December 31, 2003 ........................................  12,399        2.07       25,663      26.58%       1.80%      1.40%
DREYFUS VARIABLE INVESTMENT FUND:
   International Value Portfolio
     December 31, 2007 ........................................     855        1.82        1,556       2.82%       1.58%      1.40%
     December 31, 2006 ........................................   1,063        1.77        1,884      20.41%       1.54%      1.40%
     December 31, 2005 ........................................   1,643        1.47        2,409      10.53%       0.00%      1.40%
     December 31, 2004 ........................................   2,045        1.33        2,716      18.48%       1.06%      1.40%
     December 31, 2003 ........................................   1,899        1.12        2,132      34.46%       1.64%      1.40%
FEDERATED INSURANCE SERIES:
   Capital Income Fund II
     December 31, 2007 ........................................     432        1.57          680       2.61%       5.25%      1.40%
     December 31, 2006 ........................................     522        1.53          800      14.18%       6.27%      1.40%
     December 31, 2005 ........................................     679        1.34          913       4.69%       5.48%      1.40%
     December 31, 2004 ........................................     986        1.28        1,265       8.12%       4.68%      1.40%
     December 31, 2003 ........................................   1,183        1.18        1,400      18.99%       7.96%      1.40%
   High Income Bond Fund II
     December 31, 2007 ........................................     548        1.83        1,004       2.23%       8.44%      1.40%
     December 31, 2006 ........................................     696        1.79        1,251       9.15%       8.94%      1.40%
     December 31, 2005 ........................................     847        1.64        1,393       1.23%       8.62%      1.40%
     December 31, 2004 ........................................   1,009        1.62        1,639       8.76%       8.23%      1.40%
     December 31, 2003 ........................................   1,477        1.49        2,199      20.52%       8.88%      1.40%
   International Equity Fund II
     December 31, 2007 ........................................     330        2.16          714       8.00%       0.17%      1.40%
     December 31, 2006 ........................................     314        2.00          629      16.96%       0.20%      1.40%
     December 31, 2005 ........................................     389        1.71          664       7.55%       0.00%      1.40%
     December 31, 2004 ........................................     548        1.59          870      12.67%       0.00%      1.40%
     December 31, 2003 ........................................     811        1.41        1,144      30.02%       0.00%      1.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================
                                                                                         TOTAL
                                                                                       NET ASSETS              INVESTMENT
                                                                  UNITS                ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                                 (000S)   UNIT VALUES    (000S)      RETURN       RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES: (continued)
   Kaufmann Fund II
     December 31, 2007 ........................................       3    $  12.51     $     37      18.92%       0.00%      1.40%
     December 31, 2006 ........................................      --       10.52            1       5.84%       0.00%      1.40%
     Inception November 1, 2006 ...............................      --        9.94           --        N/A         N/A        N/A
   Market Opportunity Fund II
     December 31, 2007 ........................................      --        9.85           --      -2.86%       0.00%      1.40%
     December 31, 2006 ........................................      --       10.14           --       1.30%       0.00%      1.40%
     Inception November 1, 2006 ...............................      --       10.01           --        N/A         N/A        N/A
JANUS ASPEN SERIES:
   Balanced Portfolio
     December 31, 2007 ........................................      11       10.39          118       4.00%       2.84%      1.40%
     Inception May 1, 2007 ....................................      --        9.99           --       0.00%         N/A        N/A
   Forty Portfolio
     December 31, 2007 ........................................      14       12.68          180      26.80%       0.52%      1.40%
     Inception May 1, 2007 ....................................      --       10.00           --       0.00%        N/A        N/A
   Global Life Sciences Portfolio
     December 31, 2007 ........................................      --       10.87            4       8.59%       0.00%      1.40%
     Inception May 1, 2007 ....................................      --       10.01           --       0.00%        N/A        N/A
   Growth and Income Portfolio
     December 31, 2007 ........................................   1,462        1.71        2,506       6.87%       2.02%      1.40%
     December 31, 2006 ........................................   1,671        1.60        2,671       6.67%       1.68%      1.40%
     December 31, 2005 ........................................   1,913        1.50        2,876      11.11%       0.63%      1.40%
     December 31, 2004 ........................................   2,144        1.35        2,908      10.06%       0.64%      1.40%
     December 31, 2003 ........................................   2,390        1.23        2,931      19.94%       1.63%      1.40%
     Inception March 21, 2003 .................................      --        1.02           --        N/A         N/A        N/A
   International Growth Portfolio
     December 31, 2007 ........................................     603        4.05        2,444      26.56%       0.65%      1.40%
     December 31, 2006 ........................................     563        3.20        1,804      44.80%       2.09%      1.40%
     December 31, 2005 ........................................     303        2.21          669      30.77%       1.32%      1.40%
     December 31, 2004 ........................................     191        1.69          323      17.05%       0.89%      1.40%
     December 31, 2003 ........................................     126        1.44          182      42.44%       1.89%      1.40%
     Inception March 21, 2003 .................................      --        1.01           --        N/A         N/A        N/A
   Large Cap Growth Portfolio
     December 31, 2007 ........................................   4,810        2.44       11,726      13.49%       0.71%      1.40%
     December 31, 2006 ........................................   5,465        2.15       11,740       9.69%       0.48%      1.40%
     December 31, 2005 ........................................   6,340        1.96       12,411       3.16%       0.33%      1.40%
     December 31, 2004 ........................................   7,373        1.90       14,033       2.96%       0.14%      1.40%
     December 31, 2003 ........................................   8,086        1.85       14,921      29.90%       0.11%      1.40%
   Mid Cap Growth Portfolio
     December 31, 2007 ........................................   3,334        2.98        9,925      20.65%       0.21%      1.40%
     December 31, 2006 ........................................   3,844        2.47        9,512      11.76%       0.00%      1.40%
     December 31, 2005 ........................................   4,591        2.21       10,142      11.06%       0.00%      1.40%
     December 31, 2004 ........................................   5,158        1.99       10,285      18.83%       0.00%      1.40%
     December 31, 2003 ........................................   5,533        1.67        9,265      33.23%       0.00%      1.40%
   Mid Cap Value Portfolio
     December 31, 2007 ........................................       1        9.90           10      -1.10%       2.31%      1.40%
     Inception May 1, 2007 ....................................      --       10.01           --       0.00%        N/A        N/A
   Small Company Value Portfolio - Service
     December 31, 2007 ........................................      --        8.90           --     -11.18%       0.00%      1.40%
     Inception May 1, 2007 ....................................      --       10.02           --       0.00%        N/A        N/A
   Worldwide Growth Portfolio
     December 31, 2007 ........................................   4,629        2.97       13,753       8.00%       0.74%      1.40%
     December 31, 2006 ........................................   5,389        2.75       14,812      16.53%       1.73%      1.40%
     December 31, 2005 ........................................   6,576        2.36       15,509       4.42%       1.36%      1.40%
     December 31, 2004 ........................................   7,751        2.26       17,507       3.38%       0.99%      1.40%
     December 31, 2003                                            8,852        2.19       19,351      22.27%       1.35%      1.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                                          TOTAL
                                                                                       NET ASSETS              INVESTMENT
                                                                  UNITS                ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                                 (000S)   UNIT VALUES    (000S)      RETURN       RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.:
   Emerging Markets Portfolio
     December 31, 2007 ........................................      42    $  29.59    $    1,234      31.45%        1.21%     1.40%
     December 31, 2006 ........................................      45       22.51         1,022      28.12%        0.46%     1.40%
     December 31, 2005 ........................................      52       17.57           905      38.89%        0.43%     1.40%
     December 31, 2004 ........................................       8       12.65            98      28.82%        0.00%     1.40%
     Inception May 1, 2004 ....................................      --        9.82            --        N/A          N/A       N/A
   International Equity Portfolio
     December 31, 2007 ........................................       5       16.26            88       9.20%        2.75%     1.40%
     December 31, 2006 ........................................       5       14.89            72      20.86%        0.92%     1.40%
     December 31, 2005 ........................................       4       12.32            55       9.12%        0.94%     1.40%
     December 31, 2004 ........................................       3       11.29            39      13.70%        0.27%     1.40%
     Inception May 1, 2004 ....................................      --        9.93            --        N/A          N/A       N/A
   Small Cap Portfolio
     December 31, 2007 ........................................     836        1.65         1,384      -8.84%        0.00%     1.40%
     December 31, 2006 ........................................   1,132        1.81         2,047      14.56%        0.00%     1.40%
     December 31, 2005 ........................................   1,645        1.58         2,598       2.60%        0.00%     1.40%
     December 31, 2004 ........................................   2,652        1.54         4,086      13.23%        0.00%     1.40%
     December 31, 2003 ........................................   2,927        1.36         3,981      35.32%        0.00%     1.40%
   US Strategic Equity Portfolio
     December 31, 2007 ........................................     103        1.30           134      -2.26%        0.91%     1.40%
     December 31, 2006 ........................................     244        1.33           325      15.65%        0.36%     1.40%
     December 31, 2005 ........................................     109        1.15           125       1.77%        0.78%     1.40%
     December 31, 2004 ........................................     166        1.13           187      10.60%        0.56%     1.40%
     December 31, 2003 ........................................     261        1.02           267      22.29%        0.85%     1.40%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   Aggressive Growth Portfolio
     December 31, 2007 ........................................       1        9.56             8      -3.43%        0.00%     1.40%
     Inception April 30, 2007 .................................      --        9.90            --       0.00%         N/A       N/A
   Capital and Income Portfolio
     December 31, 2007 ........................................       1       10.01             5       0.60%        1.39%     1.40%
     Inception April 30, 2007 .................................      --        9.95            --       0.00%         N/A       N/A
   Fundamental Value Portfolio
     December 31, 2007 ........................................       1        9.50            13      -4.04%        0.69%     1.40%
     Inception April 30, 2007 .................................      --        9.90            --       0.00%         N/A       N/A
   Large Cap Growth Portfolio
     December 31, 2007 ........................................       2        9.92            19       0.20%        0.03%     1.40%
     Inception April 30, 2007 .................................      --        9.90            --       0.00%         N/A       N/A
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Global High Yield Bond Portfolio
     December 31, 2007 ........................................       5       11.34            53      -1.48%        5.40%     1.40%
     December 31, 2006 ........................................       4       11.51            49       9.10%        6.68%     1.40%
     December 31, 2005 ........................................       1       10.55             6       5.39%       31.15%     1.40%
     Inception May 1, 2005 ....................................      --       10.01            --        N/A          N/A       N/A
   Government Portfolio
     December 31, 2007 ........................................       1       10.39             6       1.07%        4.71%     1.40%
     December 31, 2006 ........................................      --       10.28            --       2.70%        0.00%     1.40%
     December 31, 2005 ........................................       2       10.01            21       0.10%        0.00%     1.40%
     Inception May 1, 2005 ....................................      --       10.00            --        N/A          N/A       N/A
   Strategic Bond Portfolio
     December 31, 2007 ........................................     116       11.17         1,291       0.54%        4.02%     1.40%
     December 31, 2006 ........................................     177       11.11         1,963       3.64%        6.28%     1.40%
     December 31, 2005 ........................................     130       10.72         1,395       1.04%        5.48%     1.40%
     December 31, 2004 ........................................     103       10.61         1,090       6.10%       71.57%     1.40%
     Inception May 1, 2004 ....................................      --       10.00            --        N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                                         TOTAL
                                                                                       NET ASSETS              INVESTMENT
                                                                  UNITS                ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                                 (000S)   UNIT VALUES    (000S)      RETURN       RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.:
   America's Value Portfolio
     December 31, 2007 ........................................     294    $   1.65    $      484       1.85%        2.69%     1.40%
     December 31, 2006 ........................................     289        1.62           469      12.50%        2.32%     1.40%
     December 31, 2005 ........................................     365        1.44           524       2.86%        2.01%     1.40%
     December 31, 2004 ........................................     264        1.40           371      14.61%        5.61%     1.40%
     December 31, 2003 ........................................       7        1.22             8      22.16%        8.32%     1.40%
     Inception May 1, 2003 ....................................      --        1.00            --        N/A          N/A       N/A
   Growth and Income Portfolio
     December 31, 2007 ........................................   3,055        1.69         5,168       1.81%        1.17%     1.40%
     December 31, 2006 ........................................   3,534        1.66         5,861      16.08%        1.17%     1.40%
     December 31, 2005 ........................................   4,244        1.43         6,103       1.42%        0.88%     1.40%
     December 31, 2004 ........................................   5,250        1.41         7,413      11.18%        0.88%     1.40%
     December 31, 2003 ........................................   4,343        1.27         5,509      29.19%        0.92%     1.40%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Lehman Brothers High Income Bond Portfolio
     December 31, 2007 ........................................      --       10.90             1      -0.37%        7.15%     1.40%
     December 31, 2006 ........................................      --       10.94             1       6.01%        3.83%     1.40%
     December 31, 2005 ........................................      --       10.32             1       3.20%        6.80%     1.40%
     Inception May 1, 2005 ....................................      --       10.00            --        N/A          N/A       N/A
   Lehman Brothers Short Duration Bond Portfolio
     December 31, 2007 ........................................     786        1.34         1,056       3.08%        2.68%     1.40%
     December 31, 2006 ........................................     859        1.30         1,117       2.36%        2.98%     1.40%
     December 31, 2005 ........................................     973        1.27         1,232       0.00%        2.23%     1.40%
     December 31, 2004 ........................................   1,679        1.27         2,124      -0.26%        3.43%     1.40%
     December 31, 2003 ........................................   2,004        1.27         2,552       1.00%        6.24%     1.40%
   Fasciano Portfolio
     December 31, 2007 ........................................       4        1.44             5      -1.37%        0.00%     1.40%
     December 31, 2006 ........................................       9        1.46            13       4.29%        0.00%     1.40%
     December 31, 2005 ........................................      13        1.40            18       1.45%        0.00%     1.40%
     December 31, 2004 ........................................      10        1.38            13      10.04%        0.00%     1.40%
     December 31, 2003 ........................................       6        1.25             7      24.90%        0.14%     1.40%
     Inception May 1, 2003 ....................................      --        1.00            --        N/A          N/A       N/A
   Mid-Cap Growth Portfolio
     December 31, 2007 ........................................     215        1.33           286      20.91%        0.00%     1.40%
     December 31, 2006 ........................................     234        1.10           257      13.40%        0.00%     1.40%
     December 31, 2005 ........................................     191        0.97           186      11.49%        0.00%     1.40%
     December 31, 2004 ........................................     195        0.87           170      14.83%        0.00%     1.40%
     December 31, 2003 ........................................     111        0.76            84      26.29%        0.00%     1.40%
   Partners Portfolio
     December 31, 2007 ........................................   1,108        2.08         2,312       7.77%        0.60%     1.40%
     December 31, 2006 ........................................   1,318        1.93         2,551      10.29%        0.72%     1.40%
     December 31, 2005 ........................................   1,546        1.75         2,703      16.67%        1.00%     1.40%
     December 31, 2004 ........................................   1,390        1.50         2,087      17.28%        0.01%     1.40%
     December 31, 2003 ........................................   1,479        1.28         1,891      33.21%        0.00%     1.40%
   Regency Portfolio
     December 31, 2007 ........................................      78        1.94           152       2.11%        0.39%     1.40%
     December 31, 2006 ........................................     156        1.90           298       9.20%        0.33%     1.40%
     December 31, 2005 ........................................     234        1.74           407      10.83%        0.15%     1.40%
     December 31, 2004 ........................................      97        1.57           153      20.47%        0.03%     1.40%
     December 31, 2003 ........................................       2        1.30             2      30.19%         N/A      1.40%
     Inception May 1, 2003 ....................................      --        1.00            --        N/A          N/A       N/A
   Socially Responsive Portfolio
     December 31, 2007 ........................................       7       14.16           103       6.07%        0.06%     1.40%
     December 31, 2006 ........................................      16       13.35           220      12.18%        0.18%     1.40%
     December 31, 2005 ........................................      21       11.90           248       5.40%        0.00%     1.40%
     December 31, 2004 ........................................      --       11.29            --      12.79%        0.00%     1.40%
     Inception May 1, 2004 ....................................      --       10.01            --        N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                                         TOTAL
                                                                                       NET ASSETS              INVESTMENT
                                                                  UNITS                ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                                 (000S)   UNIT VALUES    (000S)      RETURN       RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced Portfolio
     December 31, 2007 ........................................   1,048    $   9.79    $   10,258      -2.39%        1.15%     1.40%
     Inception May 1, 2007 ....................................      --       10.03            --       0.00%         N/A       N/A
   JNF Equity Portfolio
     December 31, 2007 ........................................   2,471        8.96        22,150     -10.49%        0.00%     1.40%
     Inception May 1, 2007 ....................................      --       10.01            --       0.00%         N/A       N/A
PIMCO VARIABLE INSURANCE TRUST:
   All Asset Portfolio
     December 31, 2007 ........................................       2       11.09            22       6.84%        8.27%     1.40%
     December 31, 2006 ........................................      --       10.38            --       4.11%        0.00%     1.40%
     Inception May 1, 2006 ....................................      --        9.97            --        N/A          N/A       N/A
   CommodityRealReturn Strategy Portfolio
     December 31, 2007 ........................................       3       11.56            40      21.43%        4.87%     1.40%
     December 31, 2006 ........................................       3        9.52            29      -5.74%        3.69%     1.40%
     Inception May 1, 2006 ....................................      --       10.10            --        N/A          N/A       N/A
   Emerging Markets Bond Portfolio
     December 31, 2007 ........................................       1       11.20             8       4.38%        5.77%     1.40%
     December 31, 2006 ........................................      --       10.73             4       7.52%        3.67%     1.40%
     Inception May 1, 2006 ....................................      --        9.98            --        N/A          N/A       N/A
   Foreign Bond US Dollar-Hedged Portfolio
     December 31, 2007 ........................................       1       10.46            14       2.25%        3.43%     1.40%
     December 31, 2006 ........................................      --       10.23             2       2.20%        2.37%     1.40%
     Inception May 1, 2006 ....................................      --       10.01            --        N/A          N/A       N/A
   Global Bond Unhedged Portfolio
     December 31, 2007 ........................................      --       10.99             3       8.17%        3.28%     1.40%
     December 31, 2006 ........................................      --       10.16            --       1.60%        0.00%     1.40%
     Inception May 1, 2006 ....................................      --       10.00            --        N/A          N/A       N/A
   High Yield Portfolio
     December 31, 2007 ........................................       1       10.75             6       2.09%        6.96%     1.40%
     December 31, 2006 ........................................      --       10.53             1       5.41%        4.56%     1.40%
     Inception May 1, 2006 ....................................      --        9.99            --        N/A          N/A       N/A
   Long Term US Government Portfolio
     December 31, 2007 ........................................       2       10.73            21       8.17%        4.62%     1.40%
     December 31, 2006 ........................................      --        9.92            --      -1.29%        0.00%     1.40%
     Inception November 1, 2006 ...............................      --       10.05            --        N/A          N/A       N/A
PIMCO VARIABLE INSURANCE TRUST:
   Low Duration Portfolio
     December 31, 2007 ........................................      --       10.62            --       5.88%        4.91%     1.40%
     December 31, 2006 ........................................      --       10.03            --       0.20%        0.00%     1.40%
     Inception November 1, 2006 ...............................      --       10.01            --        N/A          N/A       N/A
   Money Market Portfolio
     December 31, 2007 ........................................     851       10.78         9,184       3.36%        4.71%     1.40%
     December 31, 2006 ........................................      76       10.43           883       3.17%        4.70%     1.40%
     December 31, 2005 ........................................      23       10.11           316       1.30%        3.16%     1.40%
     December 31, 2004 ........................................       2        9.98            23      -0.20%        1.40%     1.40%
     Inception May 1, 2004 ....................................      --       10.00            --        N/A          N/A       N/A
   RealEstateRealReturn Strategy Portfolio
     December 31, 2007 ........................................       1       10.21             9     -13.84%       16.47%     1.40%
     December 31, 2006 ........................................       1       11.85            18      20.67%        7.17%     1.40%
     Inception May 1, 2006 ....................................      --        9.82            --        N/A          N/A       N/A
   Real Return Portfolio
     December 31, 2007 ........................................     264        1.23           325       8.85%        4.69%     1.40%
     December 31, 2006 ........................................     379        1.13           428      -0.88%        4.16%     1.40%
     December 31, 2005 ........................................     769        1.14           875       0.88%        2.80%     1.40%
     December 31, 2004 ........................................     711        1.13           803       7.45%        1.02%     1.40%
     December 31, 2003 ........................................      76        1.05            80       4.79%        0.84%     1.40%
     Inception May 1, 2003 ....................................      --        1.00            --        N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                                         TOTAL
                                                                                       NET ASSETS              INVESTMENT
                                                                  UNITS                ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                                 (000S)   UNIT VALUES    (000S)      RETURN       RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
   Short-Term Portfolio
     December 31, 2007 ........................................      16    $  10.72    $      171       2.98%        4.71%     1.40%
     December 31, 2006 ........................................      29       10.41           297       2.87%        4.20%     1.40%
     December 31, 2005 ........................................      75       10.12           757       1.10%        2.94%     1.40%
     December 31, 2004 ........................................      35       10.01           351       0.10%        1.97%     1.40%
     Inception May 1, 2004 ....................................      --       10.00            --        N/A          N/A       N/A
   StockPLUS(R) Total Return Portfolio
     December 31, 2007 ........................................      --       11.81            --       8.05%        0.00%     1.40%
     December 31, 2006 ........................................      --       10.93            --      10.40%        0.00%     1.40%
     Inception May 1, 2006 ....................................      --        9.90            --        N/A          N/A       N/A
   Total Return Portfolio
     December 31, 2007 ........................................     879        1.16         1,020       7.41%        4.81%     1.40%
     December 31, 2006 ........................................     737        1.08           797       1.89%        4.41%     1.40%
     December 31, 2005 ........................................     887        1.06           937       0.95%        3.43%     1.40%
     December 31, 2004 ........................................     890        1.05           931       3.84%        1.89%     1.40%
     December 31, 2003 ........................................     328        1.01           331       1.02%        3.03%     1.40%
     Inception May 1, 2003 ....................................      --        1.00            --        N/A          N/A       N/A
PIONEER VARIABLE CONTRACTS TRUST:
   Cullen Value Portfolio
     December 31, 2007 ........................................       1       10.84            15       4.94%        1.18%     1.40%
     December 31, 2006 ........................................      --       10.33            --       3.92%        0.00%     1.40%
     Inception November 1, 2006 ...............................      --        9.94            --        N/A          N/A       N/A
   Emerging Markets Portfolio
     December 31, 2007 ........................................      35       15.65           546      40.48%        0.12%     1.40%
     December 31, 2006 ........................................       1       11.14             5      10.96%        0.00%     1.40%
     Inception November 1, 2006 ...............................      --       10.04            --        N/A          N/A       N/A
   Equity Income Portfolio
     December 31, 2007 ........................................     416        1.30           540      -0.76%        2.19%     1.40%
     December 31, 2006 ........................................     754        1.31           987      20.18%        2.35%     1.40%
     December 31, 2005 ........................................     658        1.09           715       3.81%        2.13%     1.40%
     December 31, 2004 ........................................     470        1.05           492      14.90%        1.89%     1.40%
     December 31, 2003 ........................................   2,058        0.91         1,881      20.57%        2.42%     1.40%
   Fund Portfolio
     December 31, 2007                                              161        1.15           185       3.60%        0.91%     1.40%
     December 31, 2006 ........................................     368        1.11           410      14.43%        1.14%     1.40%
     December 31, 2005 ........................................     369        0.97           358       4.30%        1.11%     1.40%
     December 31, 2004 ........................................     388        0.93           360       9.46%        0.91%     1.40%
     December 31, 2003 ........................................     469        0.85           398      21.72%        1.20%     1.40%
   Global High Yield Portfolio
     December 31, 2007 ........................................      --       10.32            --       0.78%        0.00%     1.40%
     December 31, 2006 ........................................      --       10.24            --       2.30%        0.00%     1.40%
     Inception November 1, 2006 ...............................      --       10.01            --        N/A          N/A       N/A
   High Yield Portfolio
     December 31, 2007 ........................................       6       11.61            65       4.13%        5.06%     1.40%
     December 31, 2006 ........................................       3       11.15            37       6.80%        5.09%     1.40%
     December 31, 2005 ........................................      --       10.44            --       4.40%        0.00%     1.40%
     Inception May 1, 2005 ....................................      --       10.00            --        N/A          N/A       N/A
   International Value Portfolio
     December 31, 2007 ........................................      13       11.76           151      11.68%        0.34%     1.40%
     December 31, 2006 ........................................       9       10.53            92       5.19%        0.00%     1.40%
     Inception November 1, 2006 ...............................      --       10.01            --        N/A          N/A       N/A
   Mid Cap Value Portfolio
     December 31, 2007 ........................................       3       12.54            39       3.89%        0.70%     1.40%
     December 31, 2006 ........................................       4       12.07            48      10.73%        0.00%     1.40%
     December 31, 2005 ........................................       2       10.90            20       8.35%        0.19%     1.40%
     Inception May 1, 2005 ....................................      --       10.06            --        N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                                         TOTAL
                                                                                       NET ASSETS              INVESTMENT
                                                                  UNITS                ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                                 (000S)   UNIT VALUES    (000S)      RETURN       RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: (continued)
   Money Market Portfolio
     December 31, 2007 ........................................       6    $  10.75    $       63       3.37%        4.71%     1.40%
     December 31, 2006 ........................................       6       10.40            60       3.07%        4.64%     1.40%
     December 31, 2005 ........................................       1       10.09             9       0.90%        2.08%     1.40%
     Inception May 1, 2005 ....................................      --       10.00            --        N/A          N/A       N/A
   Small Cap Value Portfolio
     December 31, 2007 ........................................       1        9.42             7      -8.45%        0.62%     1.40%
     December 31, 2006 ........................................      --       10.29            --       4.57%        0.00%     1.40%
     Inception November 1, 2006 ...............................      --        9.84            --        N/A          N/A       N/A
   Strategic Income Portfolio
     December 31, 2007 ........................................       3       10.57            32       4.65%        5.21%     1.40%
     December 31, 2006 ........................................      --       10.10             4       0.80%        0.73%     1.40%
     Inception November 1, 2006 ...............................      --       10.02            --        N/A          N/A       N/A
ROYCE CAPITAL FUND:
   Micro-Cap Portfolio
     December 31, 2007 ........................................     233        2.23           521       2.29%        1.08%     1.40%
     December 31, 2006 ........................................     364        2.18           793      19.78%        0.18%     1.40%
     December 31, 2005 ........................................     308        1.82           561       9.64%        0.45%     1.40%
     December 31, 2004 ........................................     532        1.66           881      12.48%        0.00%     1.40%
     December 31, 2003 ........................................     184        1.48           271      46.81%        0.00%     1.40%
     Inception May 1, 2003 ....................................      --        1.00            --        N/A          N/A       N/A
   Small-Cap Portfolio
     December 31, 2007 ........................................     290        2.02           586      -3.35%        0.04%     1.40%
     December 31, 2006 ........................................     481        2.09         1,008      13.59%        0.05%     1.40%
     December 31, 2005 ........................................     723        1.84         1,329       6.98%        0.00%     1.40%
     December 31, 2004 ........................................     530        1.72           909      23.48%        0.00%     1.40%
     December 31, 2003 ........................................     132        1.39           184      39.54%        0.00%     1.40%
     Inception May 1, 2003 ....................................      --        1.00            --        N/A          N/A       N/A
RYDEX VARIABLE TRUST:
   CLS AdvisorOne Amerigo Fund
     December 31, 2007 ........................................      82       14.00         1,148      12.18%        0.39%     1.40%
     December 31, 2006 ........................................      76       12.48           947      10.74%        0.15%     1.40%
     December 31, 2005 ........................................      --       11.27             2      12.25%        0.00%     1.40%
     Inception May 1, 2005 ....................................      --       10.04            --        N/A          N/A       N/A
   CLS AdvisorOne Clermont Fund
     December 31, 2007 ........................................      41       11.78           488       4.71%        2.03%     1.40%
     December 31, 2006 ........................................      38       11.25           430       6.84%        4.46%     1.40%
     December 31, 2005 ........................................      --       10.53            --       4.99%        0.77%     1.40%
     Inception May 1, 2005 ....................................      --       10.03            --        N/A          N/A       N/A
   Absolute Return Strategies Fund
     December 31, 2007 ........................................      --       10.55            --       2.43%        0.00%     1.40%
     December 31, 2006 ........................................       9       10.30            96       3.00%        4.57%     1.40%
     Inception February 3, 2006 ...............................      --       10.00            --        N/A          N/A       N/A
   Banking Fund
     December 31, 2007 ........................................       1        8.76             5     -28.08%        4.76%     1.40%
     December 31, 2006 ........................................       1       12.18            17       9.73%        1.66%     1.40%
     December 31, 2005 ........................................      --       11.10             5      -4.15%        0.34%     1.40%
     December 31, 2004 ........................................       3       11.58            29      14.65%        0.95%     1.40%
     Inception May 1, 2004 ....................................      --       10.10            --        N/A          N/A       N/A
   Basic Materials Fund
     December 31, 2007 ........................................      13       20.21           265      32.09%        0.14%     1.40%
     December 31, 2006 ........................................       7       15.30           111      20.57%        1.19%     1.40%
     December 31, 2005 ........................................       7       12.69            83       2.59%        0.78%     1.40%
     December 31, 2004 ........................................       1       12.37            12      24.07%        0.08%     1.40%
     Inception May 1, 2004 ....................................      --        9.97            --        N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                                         TOTAL
                                                                                       NET ASSETS              INVESTMENT
                                                                  UNITS                ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                                 (000S)   UNIT VALUES    (000S)      RETURN       RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Biotechnology Fund
     December 31, 2007 ........................................       6    $   9.91    $       61       3.01%        0.00%     1.40%
     December 31, 2006 ........................................       6        9.62            53      -4.66%        0.00%     1.40%
     December 31, 2005 ........................................       6       10.09            64       9.08%        0.00%     1.40%
     December 31, 2004 ........................................      --        9.25             1      -5.61%        0.00%     1.40%
     Inception May 1, 2004 ....................................      --        9.80            --        N/A          N/A       N/A
   Commodities Strategy Fund
     December 31, 2007 ........................................       7       10.08            75      29.23%        0.00%     1.40%
     December 31, 2006 ........................................       1        7.80             4     -19.09%        0.00%     1.40%
     December 31, 2005 ........................................      --        9.64             1      -4.08%        0.57%     1.40%
     Inception October 21, 2005 ...............................      --       10.05            --        N/A          N/A       N/A
   Consumer Products Fund
     December 31, 2007 ........................................       1       12.96            12       9.55%        2.17%     1.40%
     December 31, 2006 ........................................       1       11.83            13      15.75%        0.16%     1.40%
     December 31, 2005 ........................................      18       10.22           181      -1.73%        0.87%     1.40%
     December 31, 2004 ........................................       1       10.40            12       2.97%        0.05%     1.40%
     Inception May 1, 2004 ....................................      --       10.10            --        N/A          N/A       N/A
   Dow 2X Strategy Fund
     December 31, 2007 ........................................       6       14.37            80       6.60%        0.86%     1.40%
     December 31, 2006 ........................................       5       13.48            69      28.75%        0.52%     1.40%
     December 31, 2005 ........................................       4       10.47            37      -5.16%        1.75%     1.40%
     December 31, 2004 ........................................      --       11.04            --      11.29%        0.00%     1.40%
     Inception July 15, 2004 ..................................      --        9.92            --        N/A          N/A       N/A
   Electronics Fund
     December 31, 2007 ........................................      --        9.05             4      -3.93%        0.00%     1.40%
     December 31, 2006 ........................................      --        9.42             4       1.07%        0.00%     1.40%
     December 31, 2005 ........................................      --        9.32             1       2.42%        0.00%     1.40%
     December 31, 2004 ........................................       1        9.10             6      -6.57%        0.00%     1.40%
     Inception May 1, 2004 ....................................      --        9.74            --        N/A          N/A       N/A
   Energy Fund
     December 31, 2007 ........................................      24       23.96           565      31.36%        0.00%     1.40%
     December 31, 2006 ........................................      28       18.24           520      10.41%        0.00%     1.40%
     December 31, 2005 ........................................      49       16.52           812      36.53%        0.02%     1.40%
     December 31, 2004 ........................................      14       12.10           175      18.40%        0.01%     1.40%
     Inception May 1, 2004 ....................................      --       10.22            --        N/A          N/A       N/A
   Energy Services Fund
     December 31, 2007 ........................................      33       26.15           854      35.21%        0.00%     1.40%
     December 31, 2006 ........................................      20       19.34           389       9.45%        0.00%     1.40%
     December 31, 2005 ........................................      39       17.67           683      46.15%        0.00%     1.40%
     December 31, 2004 ........................................       9       12.09           103      18.88%        0.00%     1.40%
     Inception May 1, 2004 ....................................      --       10.17            --        N/A          N/A       N/A
   Essential Portfolio Aggressive Fund
     December 31, 2007 ........................................      --       10.81            --       5.26%        0.00%     1.40%
     December 31, 2006 ........................................      --       10.27            --       3.63%        0.00%     1.40%
     Inception November 1, 2006 ...............................      --        9.91            --        N/A          N/A       N/A
   Essential Portfolio Conservative Fund
     December 31, 2007 ........................................      10       10.62           103       4.94%        2.66%     1.40%
     December 31, 2006 ........................................      11       10.12           110       1.40%        1.90%     1.40%
     Inception November 1, 2006 ...............................      --        9.98            --        N/A          N/A       N/A
   Essential Portfolio Moderate Fund
     December 31, 2007 ........................................       2       10.78            18       5.07%        2.34%     1.40%
     December 31, 2006 ........................................       2       10.26            16       3.12%        4.32%     1.40%
     Inception November 1, 2006 ...............................      --        9.95            --        N/A          N/A       N/A
   Europe 1.25X Strategy Fund
     December 31, 2007 ........................................       3       17.98            55      11.54%        1.00%     1.40%
     December 31, 2006 ........................................       2       16.12            37      27.63%        2.27%     1.40%
     December 31, 2005 ........................................       3       12.63            32       4.90%        0.45%     1.40%
     December 31, 2004 ........................................       2       12.04            21      19.09%       46.01%     1.40%
     Inception May 1, 2004 ....................................      --       10.11            --        N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                                         TOTAL
                                                                                       NET ASSETS              INVESTMENT
                                                                  UNITS                ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                                 (000S)   UNIT VALUES    (000S)      RETURN       RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Financial Services Fund
     December 31, 2007 ........................................      --    $  10.78    $        2     -19.91%        1.91%     1.40%
     December 31, 2006 ........................................       2       13.46            22      15.14%        0.44%     1.40%
     December 31, 2005 ........................................       1       11.69            11       1.92%        1.14%     1.40%
     December 31, 2004 ........................................      --       11.47            --      14.13%        3.50%     1.40%
     Inception May 1, 2004 ....................................      --       10.05            --        N/A          N/A       N/A
   Government Long Bond 1.2X Strategy Fund
     December 31, 2007 ........................................      57        1.13            65       7.62%        3.57%     1.40%
     December 31, 2006 ........................................      54        1.05            57      -4.55%        3.65%     1.40%
     December 31, 2005 ........................................      43        1.10            47       6.80%        3.30%     1.40%
     December 31, 2004 ........................................      18        1.03            19       6.54%        3.34%     1.40%
     December 31, 2003 ........................................       2        0.97             2      -3.18%        3.62%     1.40%
     Inception May 1, 2003 ....................................      --        1.00            --        N/A          N/A       N/A
   Health Care Fund
     December 31, 2007 ........................................      46       11.89           549       4.48%        0.00%     1.40%
     December 31, 2006 ........................................      32       11.38           359       3.74%        0.00%     1.40%
     December 31, 2005 ........................................      18       10.97           192       9.05%        0.00%     1.40%
     December 31, 2004 ........................................       3       10.06            34      -0.10%        0.00%     1.40%
     Inception May 1, 2004 ....................................      --       10.07            --        N/A          N/A       N/A
   Hedged Equity Fund
     December 31, 2007 ........................................      --       10.45            --       1.65%        0.00%     1.40%
     December 31, 2006 ........................................      --       10.28            --       2.80%        0.00%     1.40%
     Inception February 3, 2006 ...............................      --       10.00            --        N/A          N/A       N/A
   Internet Fund
     December 31, 2007 ........................................      --       12.81             4       8.84%        0.00%     1.40%
     December 31, 2006 ........................................       1       11.77             9       8.18%        0.00%     1.40%
     December 31, 2005 ........................................       2       10.88            24      -2.77%        0.00%     1.40%
     December 31, 2004 ........................................       3       11.19            32      14.30%        0.00%     1.40%
     Inception May 1, 2004 ....................................      --        9.79            --        N/A          N/A       N/A
   Inverse Dow 2X Strategy Fund
     December 31, 2007 ........................................       1        6.04             5     -10.25%        0.35%     1.40%
     December 31, 2006 ........................................      --        6.73             3     -22.91%        0.00%     1.40%
     December 31, 2005 ........................................       1        8.73             8       0.23%        1.10%     1.40%
     December 31, 2004 ........................................      --        8.71             3     -13.59%        0.00%     1.40%
     Inception July 15, 2004 ..................................      --       10.08            --        N/A          N/A       N/A
   Inverse Government Long Bond Strategy Fund
     December 31, 2007 ........................................      47        0.81            38      -5.81%        3.32%     1.40%
     December 31, 2006 ........................................      30        0.86            25       6.17%        1.12%     1.40%
     December 31, 2005 ........................................     147        0.81           119      -6.90%        0.00%     1.40%
     December 31, 2004 ........................................     456        0.87           395     -11.54%        0.00%     1.40%
     December 31, 2003 ........................................       4        0.98             4      -1.64%        0.00%     1.40%
     Inception May 1, 2003 ....................................      --        1.00            --        N/A          N/A       N/A
   Inverse Mid-Cap Strategy Fund
     December 31, 2007 ........................................      --        7.26             2      -3.33%        3.33%     1.40%
     December 31, 2006 ........................................      --        7.51             2      -5.18%        2.33%     1.40%
     December 31, 2005 ........................................      --        7.92            --      -9.38%        0.00%     1.40%
     December 31, 2004 ........................................      --        8.74            --     -12.07%        0.00%     1.40%
     Inception July 15, 2004 ..................................      --        9.94            --        N/A          N/A       N/A
   Inverse OTC Strategy Fund
     December 31, 2007 ........................................       3        7.33            20     -12.53%        6.72%     1.40%
     December 31, 2006 ........................................       4        8.38            33      -2.78%        4.00%     1.40%
     December 31, 2005 ........................................       1        8.62             6      -0.12%        0.00%     1.40%
     December 31, 2004 ........................................      --        8.63            --     -14.64%        0.00%     1.40%
     Inception May 1, 2004 ....................................      --       10.11            --        N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                                         TOTAL
                                                                                       NET ASSETS              INVESTMENT
                                                                  UNITS                ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                                 (000S)   UNIT VALUES    (000S)      RETURN       RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Inverse Russell 2000 Strategy Fund
     December 31, 2007 ........................................       4    $   7.29    $       27       3.85%        4.94%     1.40%
     December 31, 2006 ........................................       9        7.02            66     -13.23%        7.56%     1.40%
     December 31, 2005 ........................................       1        8.09             6      -4.37%        1.62%     1.40%
     December 31, 2004 ........................................      --        8.46            --     -15.06%        0.00%     1.40%
     Inception July 15, 2004 ..................................      --        9.96            --        N/A          N/A       N/A
   Inverse S&P 500 Strategy Fund
     December 31, 2007 ........................................      25        0.63            16       0.00%        5.88%     1.40%
     December 31, 2006 ........................................      23        0.63            15      -8.70%        4.16%     1.40%
     December 31, 2005 ........................................      36        0.69            25      -2.82%        0.00%     1.40%
     December 31, 2004 ........................................       6        0.71             5     -11.47%        0.00%     1.40%
     December 31, 2003 ........................................       2        0.80             2     -19.69%        0.00%     1.40%
     Inception May 1, 2003 ....................................      --        1.00            --        N/A          N/A       N/A
   Japan 1.25X Strategy Fund
     December 31, 2007 ........................................       3       11.11            30     -12.52%        5.55%     1.40%
     December 31, 2006 ........................................       4       12.70            46       3.67%        0.57%     1.40%
     December 31, 2005 ........................................      23       12.25           285      18.70%        0.00%     1.40%
     December 31, 2004 ........................................      --       10.32             4       4.56%        0.00%     1.40%
     Inception May 1, 2004 ....................................      --        9.87            --        N/A          N/A       N/A
   Large-Cap Growth Fund
     December 31, 2007 ........................................       2       11.32            20       3.47%        0.00%     1.40%
     December 31, 2006 ........................................       2       10.94            17       3.89%        0.00%     1.40%
     December 31, 2005 ........................................       2       10.53            20       0.38%        0.32%     1.40%
     December 31, 2004 ........................................      --       10.49            --       5.32%        0.00%     1.40%
     Inception July 15, 2004 ..................................      --        9.96            --        N/A          N/A       N/A
   Large-Cap Value Fund
     December 31, 2007 ........................................       6       12.42            71      -6.69%        0.76%     1.40%
     December 31, 2006 ........................................      12       13.31           158      16.04%        1.19%     1.40%
     December 31, 2005 ........................................       7       11.47            82       2.69%        2.38%     1.40%
     December 31, 2004 ........................................      --       11.17            --      12.15%        0.00%     1.40%
     Inception July 15, 2004 ..................................      --        9.96            --        N/A          N/A       N/A
   Leisure Fund
     December 31, 2007 ........................................      --       12.63             1      -3.88%        0.00%     1.40%
     December 31, 2006 ........................................       1       13.14            14      21.78%        0.00%     1.40%
     December 31, 2005 ........................................       1       10.79            17      -6.26%        0.00%     1.40%
     December 31, 2004 ........................................       1       11.51            16      14.87%        0.00%     1.40%
     Inception May 1, 2004 ....................................      --       10.02            --        N/A          N/A       N/A
   Mid Cap 1.5X Strategy Fund
     December 31, 2007 ........................................      62        2.23           138       1.83%        1.26%     1.40%
     December 31, 2006 ........................................      40        2.19            87       8.96%        0.38%     1.40%
     December 31, 2005 ........................................      28        2.01            56      12.29%        0.00%     1.40%
     December 31, 2004 ........................................      18        1.79            32      20.74%        0.00%     1.40%
     December 31, 2003 ........................................      19        1.48            29      48.26%        0.00%     1.40%
     Inception May 1, 2003 ....................................      --        1.00            --        N/A          N/A       N/A
   Mid-Cap Growth Fund
     December 31, 2007 ........................................      13       13.22           172       6.96%        0.00%     1.40%
     December 31, 2006 ........................................       3       12.36            42       1.64%        0.00%     1.40%
     December 31, 2005 ........................................       4       12.16            51       9.95%        0.00%     1.40%
     December 31, 2004 ........................................      --       11.06            --       9.94%        0.00%     1.40%
     Inception July 15, 2004 ..................................      --       10.06            --        N/A          N/A       N/A
   Mid-Cap Value Fund
     December 31, 2007 ........................................       5       13.10            62      -6.16%        1.62%     1.40%
     December 31, 2006 ........................................       4       13.96            56      15.47%        1.38%     1.40%
     December 31, 2005 ........................................       1       12.09            11       6.80%        1.08%     1.40%
     December 31, 2004 ........................................      --       11.32            --      12.75%        0.00%     1.40%
     Inception July 15, 2004 ..................................      --       10.04            --        N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                                         TOTAL
                                                                                       NET ASSETS              INVESTMENT
                                                                  UNITS                ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                                 (000S)   UNIT VALUES    (000S)      RETURN       RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Multi-Cap Core Equity Fund
     December 31, 2007 ........................................      --    $  10.17    $        4      -6.61%        0.52%     1.40%
     December 31, 2006 ........................................      --       10.89             5       9.23%        0.09%     1.40%
     Inception February 3, 2006 ...............................      --        9.97            --        N/A          N/A       N/A
   Nova Fund
     December 31, 2007 ........................................      11       13.48           145      -0.30%        0.92%     1.40%
     December 31, 2006 ........................................      19       13.52           264      17.57%        1.25%     1.40%
     December 31, 2005 ........................................      23       11.50           270       2.59%        0.33%     1.40%
     December 31, 2004 ........................................      32       11.21           355      12.98%        0.04%     1.40%
     December 31, 2003 ........................................      54        9.92           531      37.26%        0.00%     1.40%
   OTC 2X Strategy Fund
     December 31, 2007 ........................................      13       15.14           192      26.38%        0.40%     1.40%
     December 31, 2006 ........................................       5       11.98            58       3.45%        0.06%     1.40%
     December 31, 2005 ........................................       5       11.58            59      -4.38%        0.00%     1.40%
     December 31, 2004 ........................................       2       12.11            21      23.95%        4.61%     1.40%
     Inception May 1, 2004 ....................................      --        9.77            --        N/A          N/A       N/A
   OTC Fund
     December 31, 2007 ........................................      66       17.01         1,127      16.19%        0.07%     1.40%
     December 31, 2006 ........................................      84       14.64         1,232       4.27%        0.00%     1.40%
     December 31, 2005 ........................................      99       14.04         1,388      -0.28%        0.00%     1.40%
     December 31, 2004 ........................................     116       14.08         1,626       7.83%        0.00%     1.40%
     December 31, 2003 ........................................     164       13.06         2,142      43.40%        0.00%     1.40%
   Precious Metals Fund
     December 31, 2007 ........................................      14       19.28           279      17.92%        0.00%     1.40%
     December 31, 2006 ........................................      14       16.35           236      19.69%        0.00%     1.40%
     December 31, 2005 ........................................       9       13.66           120      19.20%        0.00%     1.40%
     December 31, 2004 ........................................       2       11.46            24      14.60%        0.00%     1.40%
     Inception May 1, 2004 ....................................      --       10.00            --        N/A          N/A       N/A
   Real Estate Fund
     December 31, 2007 ........................................      11       14.53           156     -20.21%        1.57%     1.40%
     December 31, 2006 ........................................      18       18.21           326      28.87%        1.85%     1.40%
     December 31, 2005 ........................................      17       14.13           236       5.68%        1.39%     1.40%
     December 31, 2004 ........................................       9       13.37           125      32.51%        2.29%     1.40%
     Inception May 1, 2004 ....................................      --       10.09            --        N/A          N/A       N/A
   Retailing Fund
     December 31, 2007 ........................................      --       10.38            --     -13.79%        0.00%     1.40%
     December 31, 2006 ........................................      --       12.04            --       8.57%        0.00%     1.40%
     December 31, 2005 ........................................       1       11.09             8       4.03%        0.00%     1.40%
     December 31, 2004 ........................................      --       10.66            --       6.71%        0.00%     1.40%
     Inception May 1, 2004 ....................................      --        9.99            --        N/A          N/A       N/A
   Russell 2000 1.5X Strategy Fund
     December 31, 2007 ........................................      38        2.19            84      -7.98%        1.57%     1.40%
     December 31, 2006 ........................................      62        2.38           148      19.00%        0.21%     1.40%
     December 31, 2005 ........................................      40        2.00            81       2.56%        2.83%     1.40%
     December 31, 2004 ........................................      71        1.95           139      23.27%        0.00%     1.40%
     December 31, 2003 ........................................      64        1.58           101      57.96%        5.95%     1.40%
     Inception May 1, 2003 ....................................      --        1.00            --        N/A          N/A       N/A
   Russell 2000 2X Strategy Fund
     December 31, 2007 ........................................      --        8.94            --     -13.79%        0.00%     1.40%
     December 31, 2006 ........................................      --       10.37            --       7.80%        0.00%     1.40%
     Inception November 1, 2006 ...............................      --        9.62            --        N/A          N/A       N/A
   S&P 500 2X Strategy Fund
     December 31, 2007 ........................................       7       14.26            99      -0.77%        1.06%     1.40%
     December 31, 2006 ........................................       4       14.37            52      21.99%        0.76%     1.40%
     December 31, 2005 ........................................       3       11.78            34       1.90%        0.07%     1.40%
     December 31, 2004 ........................................      12       11.56           139      15.02%        0.00%     1.40%
     Inception May 1, 2004 ....................................      --       10.05            --        N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                                         TOTAL
                                                                                       NET ASSETS              INVESTMENT
                                                                  UNITS                ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                                 (000S)   UNIT VALUES    (000S)      RETURN       RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Sector Rotation Fund
     December 31, 2007 ........................................      18    $   2.03    $       37      20.83%        0.00%     1.40%
     December 31, 2006 ........................................      11        1.68            18       9.80%        0.00%     1.40%
     December 31, 2005 ........................................      24        1.53            37      12.50%        0.00%     1.40%
     December 31, 2004 ........................................       6        1.36             9       8.82%        0.00%     1.40%
     December 31, 2003 ........................................      16        1.25            20      24.67%        0.00%     1.40%
     Inception May 1, 2003 ....................................      --        1.00            --        N/A          N/A       N/A
   Small-Cap Growth Fund
     December 31, 2007 ........................................       1       12.63            12      -1.56%        0.00%     1.40%
     December 31, 2006 ........................................       1       12.83            10       6.30%        0.00%     1.40%
     December 31, 2005 ........................................       9       12.07           112       4.68%        0.00%     1.40%
     December 31, 2004 ........................................      --       11.53            --      14.61%        0.00%     1.40%
     Inception July 15, 2004 ..................................      --       10.06            --        N/A          N/A       N/A
   Small-Cap Value Fund
     December 31, 2007 ........................................       3       10.85            34     -21.43%        0.22%     1.40%
     December 31, 2006 ........................................       4       13.81            59      17.53%        0.86%     1.40%
     December 31, 2005 ........................................       1       11.75             7       2.17%        0.00%     1.40%
     December 31, 2004 ........................................      --       11.50             1      14.54%        0.00%     1.40%
     Inception July 15, 2004 ..................................      --       10.04            --        N/A          N/A       N/A
   Strengthening Dollar 2X Strategy Fund
     December 31, 2007 ........................................      --        8.01            --     -12.17%        0.00%     1.40%
     December 31, 2006 ........................................      --        9.12            --     -11.88%        0.00%     1.40%
     December 31, 2005 ........................................      --       10.35            --       2.27%        0.00%     1.40%
     Inception October 21, 2005 ...............................      --       10.12            --        N/A          N/A       N/A
   Technology Fund
     December 31, 2007 ........................................       7       12.09            82       8.82%        0.00%     1.40%
     December 31, 2006 ........................................      21       11.11           238       4.42%        0.00%     1.40%
     December 31, 2005 ........................................       5       10.64            49       1.72%        0.00%     1.40%
     December 31, 2004 ........................................      --       10.46             1       6.30%        0.00%     1.40%
     Inception May 1, 2004 ....................................      --        9.84            --        N/A          N/A       N/A
   Telecommunications Fund
     December 31, 2007 ........................................       7       13.71            98       7.70%        0.18%     1.40%
     December 31, 2006 ........................................       7       12.73            84      17.87%        3.30%     1.40%
     December 31, 2005 ........................................      --       10.80             1      -0.28%        0.00%     1.40%
     December 31, 2004 ........................................      --       10.83             1       9.50%        0.00%     1.40%
     Inception May 1, 2004 ....................................      --        9.89            --        N/A          N/A       N/A
   Transportation Fund
     December 31, 2007 ........................................      --       12.80             5     -10.05%        0.00%     1.40%
     December 31, 2006 ........................................       1       14.23            18       5.88%        0.00%     1.40%
     December 31, 2005 ........................................       1       13.44            11       7.01%        0.00%     1.40%
     December 31, 2004 ........................................       1       12.56            13      25.35%        0.00%     1.40%
     Inception May 1, 2004 ....................................      --       10.02            --        N/A          N/A       N/A
   U.S. Government Money Market Fund
     December 31, 2007 ........................................     910        1.02           930       2.00%        3.80%     1.40%
     December 31, 2006 ........................................     914        1.00           913       2.04%        3.72%     1.40%
     December 31, 2005 ........................................   1,246        0.98         1,215       1.03%        1.97%     1.40%
     December 31, 2004 ........................................   1,208        0.97         1,171      -1.12%        0.25%     1.40%
     December 31, 2003 ........................................   1,215        0.98         1,192      -1.38%        0.01%     1.40%
   Utilities Fund
     December 31, 2007 ........................................      11       16.69           190      11.34%        1.33%     1.40%
     December 31, 2006 ........................................      10       14.99           157      19.25%        2.03%     1.40%
     December 31, 2005 ........................................      17       12.57           214       9.02%        0.74%     1.40%
     December 31, 2004 ........................................       5       11.53            57      14.61%        3.84%     1.40%
     Inception May 1, 2004 ....................................      --       10.06            --        N/A          N/A       N/A
   Weakening Dollar 2X Strategy Fund
     December 31, 2007 ........................................       2       12.95            25      16.46%       23.59%     1.40%
     December 31, 2006 ........................................       1       11.12             6      15.11%        5.92%     1.40%
     December 31, 2005 ........................................      --        9.66            --      -2.23%        2.41%     1.40%
     Inception October 21, 2005 ...............................      --        9.88            --        N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                                         TOTAL
                                                                                       NET ASSETS              INVESTMENT
                                                                  UNITS                ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                                 (000S)   UNIT VALUES    (000S)      RETURN       RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.:
   Communications and Information Portfolio
     December 31, 2007 ........................................     543    $   0.81    $      441      12.50%        0.00%     1.40%
     December 31, 2006 ........................................     857        0.72           612      22.03%        0.00%     1.40%
     December 31, 2005 ........................................     820        0.59           488       5.36%        0.00%     1.40%
     December 31, 2004 ........................................     989        0.56           555       9.19%        0.00%     1.40%
     December 31, 2003 ........................................   1,153        0.51           591      42.05%        0.00%     1.40%
   Global Technology Portfolio
     December 31, 2007 ........................................     333        0.67           223      13.56%        0.00%     1.40%
     December 31, 2006 ........................................     499        0.59           294      15.69%        0.00%     1.40%
     December 31, 2005 ........................................     455        0.51           231       6.25%        0.00%     1.40%
     December 31, 2004 ........................................     495        0.48           236       3.04%        0.00%     1.40%
     December 31, 2003 ........................................     518        0.47           241      34.17%        0.00%     1.40%
THIRD AVENUE VARIABLE SERIES TRUST:
   Value Portfolio
     December 31, 2007 ........................................     684        1.97         1,347      -6.19%        2.08%     1.40%
     December 31, 2006 ........................................     714        2.10         1,497      14.13%        1.40%     1.40%
     December 31, 2005 ........................................     525        1.84           964      13.58%        1.50%     1.40%
     December 31, 2004 ........................................     361        1.62           587      17.87%        0.62%     1.40%
     December 31, 2003 ........................................      98        1.37           135      37.45%        0.31%     1.40%
     Inception May 1, 2003 ....................................      --        1.00            --        N/A          N/A       N/A
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return Fund
     December 31, 2007 ........................................      92        1.06            98       2.91%        0.88%     1.40%
     December 31, 2006 ........................................     136        1.03           141       7.29%        0.00%     1.40%
     December 31, 2005 ........................................      14        0.96            14      -2.04%        0.00%     1.40%
     December 31, 2004 ........................................      13        0.98            13      -1.27%        0.00%     1.40%
     December 31, 2003 ........................................     431        0.99           428      -0.73%        0.00%     1.40%
     Inception May 1, 2003 ....................................      --        1.00            --        N/A          N/A       N/A
   Bond Fund
     December 31, 2007 ........................................     309        1.61           499       8.05%        6.36%     1.40%
     December 31, 2006 ........................................     379        1.49           566       4.93%       10.24%     1.40%
     December 31, 2005 ........................................     597        1.42           848      -4.70%        7.80%     1.40%
     December 31, 2004 ........................................     808        1.49         1,201       7.99%        8.20%     1.40%
     December 31, 2003 ........................................     534        1.38           737      16.52%        1.87%     1.40%
   Emerging Markets Fund
     December 31, 2007 ........................................     808        3.09         2,499      35.53%        0.42%     1.40%
     December 31, 2006 ........................................     922        2.28         2,102      37.35%        0.61%     1.40%
     December 31, 2005 ........................................   1,095        1.66         1,816      30.71%        0.83%     1.40%
     December 31, 2004 ........................................   1,352        1.27         1,722      23.78%        0.60%     1.40%
     December 31, 2003 ........................................   1,100        1.03         1,129      52.05%        0.14%     1.40%
   Hard Assets Fund
     December 31, 2007 ........................................     945        4.23         3,995      43.39%        0.11%     1.40%
     December 31, 2006 ........................................     887        2.95         2,614      22.92%        0.07%     1.40%
     December 31, 2005 ........................................   1,112        2.40         2,671      49.07%        0.31%     1.40%
     December 31, 2004 ........................................   1,092        1.61         1,753      22.57%        0.47%     1.40%
     December 31, 2003 ........................................   1,215        1.31         1,596      43.06%        0.50%     1.40%
   Real Estate Fund
     December 31, 2007 ........................................     263        2.57           676      -0.39%        1.20%     1.40%
     December 31, 2006 ........................................     393        2.58         1,015      29.00%        1.50%     1.40%
     December 31, 2005 ........................................     407        2.00           815      19.05%        2.23%     1.40%
     December 31, 2004 ........................................     423        1.68           710      34.50%        1.53%     1.40%
     December 31, 2003 ........................................     451        1.25           564      32.63%        2.50%     1.40%
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery Fund
     December 31, 2007 ........................................     185       15.48         2,863      20.56%        0.00%     1.40%
     December 31, 2006 ........................................     201       12.84         2,580      13.03%        0.00%     1.40%
     December 31, 2005 ........................................     225       11.36         2,558      14.75%        0.00%     1.40%
     Inception April 8, 2005 ..................................      --        9.90            --        N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                                         TOTAL
                                                                                       NET ASSETS              INVESTMENT
                                                                  UNITS                ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                                 (000S)   UNIT VALUES    (000S)      RETURN       RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT FUNDS: (continued)
   Opportunity Fund
     December 31, 2007 ........................................     896    $   2.57    $    2,304       4.90%        0.60%     1.40%
     December 31, 2006 ........................................   1,055        2.45         2,582      10.86%        0.00%     1.40%
     December 31, 2005 ........................................   1,324        2.21         2,928       6.25%        0.00%     1.40%
     December 31, 2004 ........................................   1,677        2.08         3,485      16.69%        0.00%     1.40%
     December 31, 2003 ........................................   1,710        1.78         3,049      35.10%        0.09%     1.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

================================================================================

(6) UNIT PROGRESSION
    The change in units outstanding for the year ended December 31, 2007 was as follows:

                                                                           NUMBER                                         NUMBER
                                                                          OF UNITS                                       OF UNITS
                                                                          BEGINNING        UNITS           UNITS            END
                                                                NOTES*     OF YEAR       PURCHASED       REDEEMED         OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:
   Balanced .................................................       j    3,272,148.3       99,908.2     (3,372,056.5)            --
   Equity ...................................................       j    4,553,683.0      110,907.7     (4,664,590.7)            --
   Fixed Income .............................................       a    1,728,508.3       15,226.1     (1,743,734.4)            --
   Government Securities ....................................       a    1,269,845.0       29,750.9     (1,299,595.9)            --
   Money Market .............................................       a    1,932,788.6      253,250.9     (2,186,039.5)            --
AIM VARIABLE INSURANCE FUNDS:
   Basic Value ..............................................              110,372.1       14,268.5        (33,480.5)      91,160.1
   Core Equity ..............................................               57,857.7       17,525.7        (11,527.8)      63,855.6
   Financial Services .......................................               97,685.2        5,601.4        (37,827.0)      65,459.6
   Global Health Care .......................................              233,598.6       20,986.6        (83,246.6)     171,338.6
   Global Real Estate .......................................              611,513.6      109,877.6       (318,977.4)     402,413.8
   High Yield ...............................................               43,190.2       27,138.7        (45,366.4)      24,962.5
   Mid Cap Core Equity ......................................               90,222.4       18,714.7        (46,384.8)      62,552.3
   Technology ...............................................              152,941.0       27,140.2        (70,059.6)     110,021.6
THE ALGER AMERICAN FUND:
   Growth ...................................................            3,285,700.7      243,004.1       (679,824.6)   2,848,880.2
   Leveraged AllCap .........................................            2,301,742.1      226,014.1       (501,478.2)   2,026,278.0
   MidCap Growth ............................................            1,520,305.0      208,365.6       (298,070.1)   1,430,600.5
   Small Capitalization .....................................            1,822,108.9       88,227.2       (406,931.4)   1,503,404.7
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
   Growth and Income ........................................              187,010.1      226,689.8        (64,898.6)     348,801.3
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
   Balanced .................................................                8,616.3        2,117.2         (4,657.6)       6,075.9
   Income & Growth ..........................................            1,324,114.3       72,537.3       (340,796.8)   1,055,854.8
   Inflation Protection .....................................                1,394.0        6,946.0         (4,783.7)       3,556.3
   International ............................................              590,544.8      147,654.6       (232,829.6)     505,369.8
   Large Company Value ......................................       k             --            9.0               --            9.0
   Ultra ....................................................       k             --            2.4               --            2.4
   Value ....................................................            1,934,863.9      156,636.2       (457,843.1)   1,633,657.0
   Vista ....................................................       k             --       24,458.5        (10,486.0)      13,972.5
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond .......................................                     --        2,510.3         (2,510.3)            --
DREYFUS INVESTMENT PORTFOLIOS:
   Small Cap Stock Index ....................................                2,436.1        4,878.5         (3,356.1)       3,958.5
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: ...................            1,496,684.2      100,219.1       (311,515.0)   1,285,388.3
DREYFUS STOCK INDEX FUND: ...................................            8,025,763.3      578,911.6     (1,641,941.2)   6,962,733.7
DREYFUS VARIABLE INVESTMENT FUND:
   Disciplined Stock ........................................       i      457,082.7        4,685.3       (461,768.0)            --
   International Value ......................................            1,063,212.7      139,569.7       (347,989.2)     854,793.2
FEDERATED INSURANCE SERIES:
   Capital Income II ........................................              521,622.6       40,341.9       (129,641.4)     432,323.1
   High Income Bond II ......................................              696,097.3       50,684.4       (198,997.4)     547,784.3
   International Equity II ..................................              314,117.4       98,288.8        (81,981.2)     330,425.0
   Kaufmann II ..............................................                   87.5        2,943.6            (49.1)       2,982.0
JANUS ASPEN SERIES:
   Balanced .................................................       k             --       11,449.5           (118.9)      11,330.6
   Forty ....................................................       k             --       16,648.1         (2,427.4)      14,220.7
   Global Life Sciences .....................................       k             --          375.0            (50.4)         324.6
   Growth and Income ........................................            1,670,481.0      147,101.8       (355,618.1)   1,461,964.7
   International Growth .....................................              563,228.2      260,265.9       (220,497.8)     602,996.3
   Large Cap Growth .........................................            5,464,964.5      456,323.8     (1,110,976.2)   4,810,312.1
   Mid Cap Growth ...........................................            3,843,946.6      226,222.2       (736,447.9)   3,333,720.9
   Mid Cap Value ............................................       k             --        1,016.3               --        1,016.3
   Small Company Value ......................................       k             --           12.1               --           12.1
   Worldwide Growth .........................................            5,388,415.3      291,427.0     (1,050,999.1)   4,628,843.2

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                           NUMBER                                         NUMBER
                                                                          OF UNITS                                       OF UNITS
                                                                          BEGINNING        UNITS           UNITS            END
                                                                NOTES*     OF YEAR       PURCHASED       REDEEMED         OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES:
   Emerging Markets .........................................               45,419.2       14,594.2        (18,309.6)      41,703.8
   International Equity .....................................                4,837.6        2,824.3         (2,227.8)       5,434.1
   Small Cap ................................................            1,131,941.5       77,326.0       (372,940.6)     836,326.9
   US Strategic Equity ......................................       l      243,925.9       33,981.3       (174,480.0)     103,427.2
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   Aggressive Growth I ......................................       b             --        3,992.7         (3,105.3)         887.4
   Capital and Income I .....................................       b             --          522.5             (3.0)         519.5
   Fundamental Value I ......................................       b             --        5,997.8         (4,583.2)       1,414.6
   Large Cap Growth I .......................................       b             --        5,173.3         (3,305.9)       1,867.4
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Global High Yield Bond ...................................       c        4,288.4        4,915.3         (4,516.6)       4,687.1
   Government ...............................................       d             --        1,339.6           (776.8)         562.8
   Strategic Bond ...........................................       c      176,754.5       26,947.3        (88,161.7)     115,540.1
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC:
   Aggressive Growth ........................................       e        2,382.0             --         (2,382.0)            --
   All Cap Value ............................................       f          695.1        4,058.6         (4,753.7)            --
   Large Cap Growth .........................................       g        2,193.8           19.4         (2,213.2)            --
   Total Return .............................................       h          423.5             --           (423.5)            --
LORD ABBETT SERIES FUND:
   America's Value ..........................................              288,924.5      101,617.3        (96,913.7)     293,628.1
   Growth and Income ........................................            3,533,540.4      328,193.5       (807,043.3)   3,054,690.6
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Lehman Brothers High Income Bond .........................       m           79.1            6.3             (8.8)          76.6
   Lehman Brothers Short Duration Bond ......................       n      858,838.0      155,190.2       (227,854.4)     786,173.8
   Fasciano .................................................                9,059.5        5,015.1        (10,302.5)       3,772.1
   Mid-Cap Growth ...........................................              233,590.5      119,182.9       (138,179.3)     214,594.1
   Partners .................................................            1,318,393.7      274,954.2       (485,219.2)   1,108,128.7
   Regency ..................................................              156,383.7        9,784.9        (87,968.6)      78,200.0
   Socially Responsive ......................................               16,463.5        3,809.1        (13,031.1)       7,241.5
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced .............................................       k             --    1,192,336.8       (144,398.2)   1,047,938.6
   JNF Equity ...............................................       k             --    2,916,117.0       (444,919.0)   2,471,198.0
PIMCO VARIABLE INSURANCE TRUST:
   All Asset ................................................                     --        5,121.7         (3,124.2)       1,997.5
   CommodityRealReturn Strategy .............................                3,087.5        4,226.2         (3,894.4)       3,419.3
   Emerging Markets Bond ....................................                  335.2          399.8             (2.7)         732.3
   Foreign Bond US Dollar-Hedged ............................                  236.7        2,532.2         (1,413.0)       1,355.9
   Global Bond Unhedged .....................................                     --        1,841.6         (1,570.8)         270.8
   High Yield ...............................................                  135.9        1,976.9         (1,566.7)         546.1
   Long Term US Government ..................................                     --        5,802.1         (3,889.8)       1,912.3
   Low Duration .............................................                     --        1,405.0         (1,405.0)            --
   Money Market .............................................               76,403.9    1,194,242.9       (419,867.6)     850,779.2
   Real Return ..............................................              379,230.2       77,664.9       (193,170.9)     263,724.2
   RealEstateRealReturn Strategy ............................                1,487.8        2,789.1         (3,364.5)         912.4
   Short-Term ...............................................               28,544.5        7,483.8        (20,118.1)      15,910.2
   Total Return .............................................              736,593.6      405,737.3       (263,305.8)     879,025.1
PIONEER VARIABLE CONTRACTS TRUST:
   Core Bond ................................................      af        3,987.0        1,707.7         (5,694.7)            --
   Cullen Value .............................................                     --        1,496.6            (82.8)       1,413.8
   Emerging Markets .........................................                  449.1       47,209.2        (12,765.6)      34,892.7
   Equity Income ............................................              753,584.9      114,517.6       (452,328.3)     415,774.2
   Fund .....................................................              367,954.5       38,350.6       (245,717.8)     160,587.3
   High Yield ...............................................                3,352.4        4,103.3         (1,894.6)       5,561.1
   International Value ......................................                8,703.8       13,062.2         (8,931.4)      12,834.6
   Mid Cap Value ............................................                3,944.0        4,051.3         (4,889.9)       3,105.4
   Money Market .............................................                5,814.7             --               --        5,814.7
   Small Cap Value ..........................................                     --          771.4            (41.4)         730.0

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                           NUMBER                                         NUMBER
                                                                          OF UNITS                                       OF UNITS
                                                                          BEGINNING        UNITS           UNITS            END
                                                                NOTES*     OF YEAR       PURCHASED        REDEEMED        OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST (continued):
   Strategic Income .........................................                  357.4        2,642.7            (18.7)       2,981.4
ROYCE CAPITAL FUND:
   Micro-Cap ................................................              364,455.3       86,236.7       (217,328.8)     233,363.2
   Small-Cap ................................................              481,320.7       32,754.1       (224,242.3)     289,832.5
RYDEX VARIABLE TRUST:
   CLS AdvisorOne Amerigo ...................................               75,859.8       10,954.1         (4,786.2)      82,027.7
   CLS AdvisorOne Clermont ..................................               38,255.6        6,069.0         (2,924.4)      41,400.2
   Absolute Return Strategies ...............................                9,294.8           28.4         (9,323.2)            --
   Banking ..................................................                1,375.1        2,654.2         (3,406.4)         622.9
   Basic Materials ..........................................                7,273.6       12,838.2         (7,002.6)      13,109.2
   Biotechnology ............................................                5,531.3        3,358.0         (2,744.5)       6,144.8
   Commodities Strategy .....................................       o          562.7        7,551.1           (654.4)       7,459.4
   Consumer Products ........................................                1,069.7          305.5           (480.6)         894.6
   Dow 2X Strategy ..........................................       p        5,084.5       18,596.7        (18,105.1)       5,576.1
   Electronics ..............................................                  429.7        1,595.8         (1,608.0)         417.5
   Energy ...................................................               28,488.3       12,065.6        (16,965.8)      23,588.1
   Energy Services ..........................................               20,101.8       27,621.2        (15,048.3)      32,674.7
   Essential Portfolio Conservative .........................               10,883.9          605.4         (1,766.6)       9,722.7
   Essential Portfolio Moderate .............................                1,524.9          151.0             (2.8)       1,673.1
   Europe 1.25X Strategy ....................................       q        2,300.8        9,889.5         (9,153.9)       3,036.4
   Financial Services .......................................                1,644.3        3,846.7         (5,274.6)         216.4
   Government Long Bond 1.2X Strategy .......................       r       54,366.9      196,144.3       (193,141.1)      57,370.1
   Health Care ..............................................               31,529.2       27,672.1        (13,077.8)      46,123.5
   Internet .................................................                  801.5        2,698.6         (3,209.9)         290.2
   Inverse Dow 2X Strategy ..................................       s          427.9       13,843.1        (13,427.0)         844.0
   Inverse Government Long Bond Strategy ....................       t       29,519.8      186,560.2       (169,565.0)      46,515.0
   Inverse Mid-Cap Strategy .................................       u          313.8             --               --          313.8
   Inverse OTC Strategy .....................................       v        3,883.3       27,358.9        (28,468.1)       2,774.1
   Inverse Russell 2000 Strategy ............................       w        9,377.2       55,459.9        (61,198.9)       3,638.2
   Inverse S&P 500 Strategy .................................       x       23,060.1      125,920.7       (123,910.4)      25,070.4
   Japan 1.25X Strategy .....................................       y        3,596.2       10,177.6        (11,084.6)       2,689.2
   Large-Cap Growth .........................................                1,579.0        4,714.3         (4,546.1)       1,747.2
   Large-Cap Value ..........................................               11,880.5       34,999.5        (41,188.8)       5,691.2
   Leisure ..................................................                1,057.0       10,706.8        (11,674.3)          89.5
   Mid Cap 1.5X Strategy ....................................       z       39,624.7       73,944.9        (51,833.1)      61,736.5
   Mid-Cap Growth ...........................................                3,356.9       23,696.5        (14,015.1)      13,038.3
   Mid-Cap Value ............................................                4,053.1       13,833.5        (13,143.1)       4,743.5
   Multi-Cap Core Equity ....................................                  438.1          406.3           (464.6)         379.8
   Nova .....................................................               19,487.5        9,022.6        (17,754.7)      10,755.4
   OTC 2X Strategy ..........................................      aa        4,882.9       38,600.9        (30,797.3)      12,686.5
   OTC ......................................................               84,072.7       40,854.1        (58,656.0)      66,270.8
   Precious Metals ..........................................               14,455.2       32,792.6        (32,797.9)      14,449.9
   Real Estate ..............................................               17,924.5        4,392.8        (11,607.9)      10,709.4
   Retailing ................................................                     --        1,613.6         (1,613.6)            --
   Russell 2000 1.5X Strategy ...............................      ab       62,066.1       33,461.1        (57,181.1)      38,346.1
   Russell 2000 2X Strategy .................................      ac            8.6        3,656.5         (3,638.7)          26.4
   S&P 500 2X Strategy ......................................      ad        3,614.0       16,643.0        (13,297.9)       6,959.1
   Sector Rotation ..........................................               10,974.8       21,858.1        (14,643.7)      18,189.2
   Small-Cap Growth .........................................                  757.0       21,700.7        (21,523.3)         934.4
   Small-Cap Value ..........................................                4,237.7        9,128.5        (10,226.3)       3,139.9
   Technology ...............................................               21,439.2        1,611.4        (16,231.1)       6,819.5
   Telecommunications .......................................                6,583.0        2,103.9         (1,516.6)       7,170.3
   Transportation ...........................................                1,247.9          565.7         (1,409.1)         404.5
   U.S. Government Money Market .............................              914,146.8    1,884,401.9     (1,888,969.2)     909,579.5
   Utilities ................................................               10,493.2       16,568.4        (15,696.3)      11,365.3
   Weakening Dollar 2X Strategy .............................      ae          505.6        4,114.4         (2,665.8)       1,954.2

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                           NUMBER                                         NUMBER
                                                                          OF UNITS                                       OF UNITS
                                                                          BEGINNING        UNITS            UNITS           END
                                                                NOTES*     OF YEAR       PURCHASED        REDEEMED        OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC:
   Communications & Information .............................              856,741.5       43,817.8       (357,169.6)     543,389.7
   Global Technology ........................................              499,329.3       23,576.4       (190,037.9)     332,867.8
THIRD AVENUE VARIABLE SERIES TRUST:
   Value ....................................................              713,852.3      219,166.9       (248,756.2)     684,263.0
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return ..........................................              136,054.8       40,995.5        (84,988.6)      92,061.7
   Bond .....................................................              379,229.6       64,345.7       (134,485.7)     309,089.6
   Emerging Markets .........................................              921,518.3      185,121.8       (299,005.3)     807,634.8
   Hard Assets ..............................................              886,639.9      276,809.3       (218,036.4)     945,412.8
   Real Estate ..............................................              392,866.3       51,461.0       (181,238.2)     263,089.1
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery ................................................              200,960.5       21,905.3        (37,972.3)     184,893.5
   Opportunity ..............................................            1,055,260.3       83,270.8       (242,727.6)     895,803.5
------------------------------------------------------------------------------------------------------------------------------------
                          TOTALS                                        75,534,902.5   16,012,688.9    (33,848,861.9)  57,698,729.5
====================================================================================================================================

*     See Footnote 7 for details

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

================================================================================

(6) UNIT PROGRESSION

   The change in units outstanding for the year ended December 31, 2006 was as follows:

                                                                           NUMBER                                         NUMBER
                                                                          OF UNITS                                       OF UNITS
                                                                          BEGINNING        UNITS           UNITS            END
                                                                NOTES      OF YEAR       PURCHASED       REDEEMED         OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:
   Balanced .................................................            4,044,807.9      248,630.9    (1,021,290.50)   3,272,148.3
   Equity ...................................................            5,570,008.0      340,512.8    (1,356,837.80)   4,553,683.0
   Fixed Income .............................................            2,198,519.7      158,332.4      (628,343.80)   1,728,508.3
   Government Securities ....................................            1,505,411.1      115,837.3      (351,403.40)   1,269,845.0
   High Yield ...............................................       a      714,246.8       34,055.3      (748,302.10)            --
   Money Market .............................................            2,352,929.5    2,549,174.0    (2,969,314.90)   1,932,788.6
AIM VARIABLE INSURANCE TRUST:
   Basic Value ..............................................              103,057.9       41,629.4       (34,315.20)     110,372.1
   Core Equity ..............................................       b             --       67,870.7       (10,013.00)      57,857.7
   Core Stock ...............................................       c      556,526.1       16,685.3      (573,211.40)            --
   Financial Services .......................................              106,883.5       21,738.1       (30,936.40)      97,685.2
   Global Health Care .......................................              475,341.4       27,281.4      (269,024.20)     233,598.6
   Global Real Estate .......................................       d      730,433.9      233,257.9      (352,178.20)     611,513.6
   High Yield ...............................................               48,408.9       37,758.3       (42,977.00)      43,190.2
   Mid Cap Core .............................................               99,994.8       10,893.3       (20,665.70)      90,222.4
   Technology ...............................................              130,674.8       58,842.6       (36,576.40)     152,941.0
THE ALGER AMERICAN FUND:
   Growth ...................................................            3,908,951.4      372,717.7      (995,968.40)   3,285,700.7
   Leveraged AllCap .........................................            2,693,693.0      196,609.7      (588,560.60)   2,301,742.1
   Midcap Growth ............................................            1,883,049.3      148,340.5      (511,084.80)   1,520,305.0
   Small Capitalization .....................................            2,010,906.5      201,247.1      (390,044.70)   1,822,108.9
ALLIANCE VARIABLE PRODUCT SERIES, INC:
   Growth and Income ........................................              175,850.6       33,236.8       (22,077.30)     187,010.1
AMERICAN CENTURY VARIABLE PORTFOLIO, INC:
   Balanced .................................................                1,333.8        9,318.5        (2,036.00)       8,616.3
   Income & Growth ..........................................            1,322,002.5      196,499.9      (194,388.10)   1,324,114.3
   Inflation Protection .....................................                2,121.9       12,939.9       (13,667.80)       1,394.0
   International ............................................              617,794.6      206,104.7      (233,354.50)     590,544.8
   Value ....................................................            2,382,352.5      215,919.2      (663,407.80)   1,934,863.9
DREYFUS INVESTMENT PORTFOLIO:
   Small Cap Stock Index ....................................                1,942.2        2,861.1        (2,367.20)       2,436.1
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: ...................            1,797,972.4      106,502.5      (407,790.70)   1,496,684.2
DREYFUS STOCK INDEX FUND: ...................................            9,829,354.3      635,806.2    (2,439,397.20)   8,025,763.3
DREYFUS VARIABLE INVESTMENT FUNDS:
   Disciplined Stock ........................................              660,517.9       27,810.3      (231,245.50)     457,082.7
   International Value ......................................            1,642,998.6      254,587.4      (834,373.30)   1,063,212.7
FEDERATED INSURANCE SERIES:
   Capital Income II ........................................              679,064.8       91,539.6      (248,981.80)     521,622.6
   High Income Bond II ......................................              847,602.2       83,583.6      (235,088.50)     696,097.3
   International Equity II ..................................              388,884.1       59,478.4      (134,245.10)     314,117.4
   Kaufmann II ..............................................       e             --           87.5               --           87.5
JANUS ASPEN SERIES:
   Growth and Income ........................................            1,913,371.7      179,518.2      (422,408.90)   1,670,481.0
   International Growth .....................................              302,851.8      437,776.1      (177,399.70)     563,228.2
   Large Cap Growth .........................................            6,339,903.2      463,782.6    (1,338,721.30)   5,464,964.5
   Mid Cap Growth ...........................................            4,591,198.3      316,578.2    (1,063,829.90)   3,843,946.6
   Worldwide Growth .........................................            6,575,974.7      424,559.4    (1,612,118.80)   5,388,415.3
LAZARD RETIREMENT SERIES:
   Emerging Markets .........................................               51,520.9       27,051.9       (33,153.60)      45,419.2
   U.S. Strategic Equity ....................................      ae      109,117.8      281,735.8      (146,927.70)     243,925.9
   International Equity .....................................                4,454.3        4,321.4        (3,938.10)       4,837.6
   Small Cap ................................................            1,644,464.1      201,839.1      (714,361.70)   1,131,941.5

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

================================================================================

                                                                           NUMBER                                         NUMBER
                                                                          OF UNITS                                       OF UNITS
                                                                          BEGINNING        UNITS           UNITS            END
                                                                NOTES      OF YEAR       PURCHASED       REDEEMED         OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC:
   Aggressive Growth ........................................       f             --        3,533.1        (1,151.10)       2,382.0
   All Cap Value ............................................       f        1,294.0          538.3        (1,137.20)         695.1
   Global High Yield Bond ...................................     f,g          576.3        6,700.7        (2,988.60)       4,288.4
   Large Cap Growth .........................................       f        2,579.6        2,197.6        (2,583.40)       2,193.8
   Strategic Bond ...........................................       f      130,064.9       78,309.2       (31,619.60)     176,754.5
   Total Return .............................................       f          275.9        2,057.6        (1,910.00)         423.5
LEGG MASON PARTNERS INVESTMENT SERIES:
   Government ...............................................       f        2,138.8             --        (2,138.80)            --
LORD ABBETT SERIES FUND:
   America's Value ..........................................              365,042.4       50,643.2      (126,761.10)     288,924.5
   Growth and Income ........................................            4,244,173.9      635,009.3    (1,345,642.80)   3,533,540.4
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Fasciano .................................................               12,815.3       24,905.5       (28,661.30)       9,059.5
   Lehman Brothers High Income Bond .........................      ac           79.1          635.1          (635.10)          79.1
   Lehman Brothers Short Duration Bond ......................      ad      973,372.1      105,857.8      (220,391.90)     858,838.0
   Mid-Cap Growth ...........................................              191,028.6      136,253.0       (93,691.10)     233,590.5
   Partners .................................................            1,546,378.4      378,898.2      (606,882.90)   1,318,393.7
   Regency ..................................................              234,299.8       28,434.5      (106,350.60)     156,383.7
   Socially Responsive ......................................               20,838.8        6,182.4       (10,557.70)      16,463.5
PIMCO VARIABLE INSURANCE TRUST:
   CommodityRealReturn Strategy .............................       h             --        4,376.3        (1,288.80)       3,087.5
   Emerging Markets Bond ....................................       h             --          878.9          (543.70)         335.2
   Foreign Bond US Dollar-Hedged ............................       h             --          266.2           (29.50)         236.7
   High Yield ...............................................       h             --          160.7           (24.80)         135.9
   Money Market .............................................               22,797.0      154,097.2      (100,490.30)      76,403.9
   Real Return ..............................................              769,359.0      117,235.0      (507,363.80)     379,230.2
   RealEstateRealReturn Strategy ............................       h             --        2,852.0        (1,364.20)       1,487.8
   Short Term ...............................................               74,852.2       22,750.9       (69,058.60)      28,544.5
   Total Return .............................................              887,116.6      373,145.4      (523,668.40)     736,593.6
PIONEER VARIABLE CONTRACTS TRUST:
   Core Bond ................................................                    6.8        3,992.5           (12.30)       3,987.0
   Emerging Markets .........................................       e             --          449.1               --          449.1
   Equity Income ............................................              657,576.5      451,372.9      (355,364.50)     753,584.9
   Europe ...................................................       z       50,735.1       63,394.0      (114,129.10)            --
   Fund .....................................................              368,425.0      126,390.3      (126,860.80)     367,954.5
   High Yield ...............................................                     --        3,978.2          (625.80)       3,352.4
   International Value ......................................       e             --        8,703.8               --        8,703.8
   Mid Cap Value ............................................                1,876.9        4,554.8        (2,487.70)       3,944.0
   Money Market .............................................                  857.0        6,051.2        (1,093.50)       5,814.7
   Strategic Income .........................................       e             --          357.4               --          357.4
ROYCE CAPITAL FUND:
   Micro Cap ................................................              307,606.0      175,079.6      (118,230.30)     364,455.3
   Small Cap ................................................              723,126.0       74,853.0      (316,658.30)     481,320.7
RYDEX VARIABLE TRUST:
   Absolute Return Strategies                                       i             --       15,964.0        (6,669.20)       9,294.8
   Banking ..................................................                  425.2        1,910.7          (960.80)       1,375.1
   Basic Materials ..........................................                6,512.3        4,347.3        (3,586.00)       7,273.6
   Biotechnology ............................................                6,342.6        2,199.8        (3,011.10)       5,531.3
   CLS AdvisorOne Amerigo ...................................                  138.2      103,603.5       (27,881.90)      75,859.8
   CLS AdvisorOne Clermont ..................................                   45.9       42,075.7        (3,866.00)      38,255.6
   Commodities Strategy .....................................      af           95.1        4,624.7        (4,157.10)         562.7
   Consumer Products ........................................               17,679.5        2,467.4       (19,077.20)       1,069.7
   Dow 2X Strategy ..........................................       j        3,531.9       17,486.3       (15,933.70)       5,084.5
   OTC 2X Strategy ..........................................       k        5,080.9        7,923.8        (8,121.80)       4,882.9
------------------------------------------------------------------------------------------------------------------------------------

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                           NUMBER                                         NUMBER
                                                                          OF UNITS                                       OF UNITS
                                                                          BEGINNING        UNITS           UNITS            END
                                                                NOTES      OF YEAR       PURCHASED        REDEEMED        OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued):
   Russell 2000 2X Strategy .................................   e, aa             --            8.6               --            8.6
   S&P 500 2X Strategy ......................................       l        2,907.0        7,189.4        (6,482.40)       3,614.0
   Strengthening Dollar 2X Strategy .........................       m             --        4,387.3        (4,387.30)            --
   Weakening Dollar 2X Strategy .............................       n            5.3        2,889.6        (2,389.30)         505.6
   Electronics ..............................................                   75.9        4,955.5        (4,601.70)         429.7
   Energy ...................................................               49,129.9       17,909.7       (38,551.30)      28,488.3
   Energy Services ..........................................               38,617.1       18,961.8       (37,477.10)      20,101.8
   Essential Portfolio Conservative .........................       e             --       10,883.9               --      10,883.9
   Essential Portfolio Moderate .............................       e             --        1,524.9               --       1,524.9
   Europe 1.25X Strategy ....................................       o        2,541.2        8,924.3        (9,164.70)       2,300.8
   Financial Services .......................................                  956.8        9,690.3        (9,002.80)       1,644.3
   Government Long Bond 1.2X Strategy .......................       p       43,176.2      198,914.3      (187,723.60)      54,366.9
   Health Care ..............................................               17,490.6       27,735.5       (13,696.90)      31,529.2
   Hedged Equity ............................................       i             --       18,001.0       (18,001.00)            --
   Internet .................................................                2,182.5        2,874.0        (4,255.00)         801.5
   Inverse Dow 2X Strategy ..................................       q          876.6        6,178.2        (6,626.90)         427.9
   Inverse Government Long Bond Strategy ....................       r      147,310.7      163,782.6      (281,573.50)      29,519.8
   Inverse Mid-Cap Strategy .................................      ab             --          313.8               --          313.8
   Inverse OTC Strategy .....................................       s          736.7       74,309.0       (71,162.40)       3,883.3
   Inverse Russell 2000 Strategy ............................       t          791.3       27,056.2       (18,470.30)       9,377.2
   Inverse S&P 500 Strategy .................................       u       36,315.5      114,844.4      (128,099.80)      23,060.1
   Japan 1.25X Strategy .....................................       v       23,249.2       34,004.8       (53,657.80)       3,596.2
   Large-Cap Growth .........................................                1,945.2       12,200.4       (12,566.60)       1,579.0
   Large-Cap Value ..........................................                7,133.5       48,943.0       (44,196.00)      11,880.5
   Leisure ..................................................                1,530.4          551.7        (1,025.10)       1,057.0
   Mid Cap 1.5X Strategy ....................................       w       27,718.1       87,169.7       (75,263.10)      39,624.7
   Mid-Cap Growth ...........................................                4,194.3        6,030.8        (6,868.20)       3,356.9
   Mid-Cap Value ............................................                  931.8        4,693.8        (1,572.50)       4,053.1
   Multi-Cap Core Equity ....................................    i, x             --          438.1               --          438.1
   Nova .....................................................               23,522.6       15,203.9       (19,239.00)      19,487.5
   OTC ......................................................               98,672.1       71,683.6       (86,283.00)      84,072.7
   Precious Metals ..........................................                8,778.9       31,309.2       (25,632.90)      14,455.2
   Real Estate ..............................................               16,689.4        8,966.2        (7,731.10)      17,924.5
   Retailing ................................................                  714.5           87.6          (802.10)            --
   Russell 2000 1.5X Strategy ...............................       y       40,490.6      334,396.7      (312,821.20)      62,066.1
   Sector Rotation ..........................................               23,931.3       18,297.8       (31,254.30)      10,974.8
   Small-Cap Growth .........................................                9,254.6        7,457.2       (15,954.80)         757.0
   Small-Cap Value ..........................................                  601.3       10,767.6        (7,131.20)       4,237.7
   Technology ...............................................                4,616.4       19,666.0        (2,843.20)      21,439.2
   Telecommunications .......................................                  120.4       11,629.5        (5,166.90)       6,583.0
   Transportation ...........................................                  831.1        3,475.3        (3,058.50)       1,247.9
   U.S. Government Money Market .............................            1,245,617.6    1,088,700.5    (1,420,171.30)     914,146.8
   Utilities ................................................               17,041.1       10,492.2       (17,040.10)      10,493.2
SELIGMAN PORTFOLIOS, INC:
   Communications and Information ...........................              820,164.7      276,361.1      (239,784.30)     856,741.5
   Global Technology ........................................              454,603.9      175,005.3      (130,279.90)     499,329.3
THIRD AVENUE VARIABLE SERIES TRUST:
   Value ....................................................              524,700.8      335,555.3      (146,403.80)     713,852.3
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return ..........................................               14,054.8      228,548.6      (106,548.60)     136,054.8
   Bond .....................................................              597,238.0      164,213.4      (382,221.80)     379,229.6
   Emerging Markets .........................................            1,095,264.1      363,190.3      (536,936.10)     921,518.3
   Hard Assets ..............................................            1,111,996.2      278,458.7      (503,815.00)     886,639.9
   Real Estate ..............................................              406,941.5       67,765.4       (81,840.60)     392,866.3

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                           NUMBER                                         NUMBER
                                                                          OF UNITS                                       OF UNITS
                                                                          BEGINNING        UNITS           UNITS            END
                                                                NOTES      OF YEAR       PURCHASED        REDEEMED        OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery ................................................              225,034.3       18,390.4       (42,464.20)     200,960.5
   Opportunity ..............................................            1,324,296.9       98,163.2      (367,199.80)   1,055,260.3
------------------------------------------------------------------------------------------------------------------------------------
                                       TOTALS                           91,120,630.2   16,965,702.7   (32,551,430.40)  75,534,902.5
====================================================================================================================================

a)    For the period January 1, 2006 through August 31, 2006 (fund liquidation).

b)    For the period April 28, 2006 (inception of fund) through December 31,
      2006.

c) For the period January 1, 2006 through April 27, 2006 (fund merged into AIM VI Core Equity).

d) Formerly AIM VI Real Estate prior to its name change effective July 3, 2006.

e)    For the period November 1, 2006 (inception of fund) through December 31,
      2006.

f) Formerly Salomon Brothers Variable Series Funds prior its name change effective May 1, 2006.

g) Formerly LMP Variable High Yield prior to its name change effective September 1, 2006.

h)    For the period May 1, 2006 (inception of fund) through December 31, 2006.

i)    For the period February 3, 2006 (inception of fund) through December 31,
      2006.

j) Formerly Dynamic Dow prior to its name change effective July 3, 2007 and Long Dynamic Dow 30 prior to its name change effective May 1, 2006.

k) Formerly Dynamic OTC prior to its name change effective July 3, 2007 and Velocity 100 prior to its name change effective May 1, 2006.

l) Formerly Dynamic S&P 500 prior to its name change effective July 3, 2007 and Titan 500 prior to its name change effective May 1, 2006.

m) Formerly Dynamic Strengthening Dollar prior to its name change effective July 3, 2007 and Strengthening Dollar prior to its name change effective May 1, 2006.

n) Formerly Dynamic Weakening Dollar prior to its name change effective July 3, 2007 and Weakening Dollar prior to its name change effective May 1, 2006.

o) Formerly Europe Advantage prior to its name change effective July 3, 2007 and Large-Cap Europe prior to its name change effective May 1, 2006.

p) Formerly Government Long Bond Advantage prior to its name change effective July 3, 2007 and U.S. Government Bond prior to its name change effective May 1, 2006.

q) Formerly Inverse Dynamic Dow prior to its name change effective July 3, 2007 and Inverse Dynamic Dow 30 prior to its name change effective May 1, 2006.

r) Formerly Inverse Government Long Bond prior to its name change effective July 3, 2007 and Juno prior to its name change effective May 1, 2006.

s) Formerly Inverse OTC prior to its name change effective July 3, 2007 and Arktos prior to its name change effective May 1, 2006.

t) Formerly Inverse Russell 2000 prior to its name change effective July 3, 2007 and Inverse Small-Cap prior to its name change effective May 1, 2006.

u) Formerly Inverse S&P 500 prior to its name change effective July 3, 2007 and Ursa prior to its name change effective May 1, 2006.

v) Formerly Japan Advantage prior to its name change effective July 3, 2007 and Large Cap Japan prior to its name change effective May 1, 2006.

w) Formerly Mid Cap Advantage prior to its name change effective July 3, 2007 and Medius prior to its name change effective May 1, 2006.

x)    Formerly Core Equity prior to its name change effective May 1, 2006

y) Formerly Russell 2000 Advantage prior to its name change effective July 3, 2007 and Mekros prior to its name change effective May 1, 2006.

z) For the period January 1, 2006 through December 15, 2006 (fund merged into International Value).

aa) Formerly Dynamic Russell 2000 prior to its name change effective July 3, 2007.

ab)   Formerly Inverse Mid-Cap prior to its name change effective July 3, 2007.

ac)   Formerly High Income Bond prior to its name change effective May 1, 2007.

ad) Formerly Limited Maturity Bond prior to its name change effective May 1, 2007.

ae)   Formerly Equity prior to its name change effective May 1, 2007.

af)   Formerly Commodities prior to its name change effective May 1, 2007.

JEFFERSON NATIONAL LIFE VARIABLE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

================================================================================

(7) DETAIL DESCRIPTIONS FOR STATEMENT OF OPERATIONS AND UNIT PROGRESSION FOOTNOTE REFERENCES

a)    For the period January 1, 2007 through March 29, 2007 (liquidation of fund).

b)    For the period April 27, 2007 (inception of fund) through December 31,
      2007.

c) Formerly in Legg Mason Partners Variable Portfolio I until restructure on April 27, 2007.

d) Formerly in Legg Mason Partners Investment Series until restructure on April 27, 2007.

e) For the period January 1, 2007 through April 27, 2007 (merged into LMPV Equity Trust - Aggressive Growth).

f) For the period January 1, 2007 through April 27, 2007 (merged into LMPV Equity Trust - Fundamental Value).

g) For the period January 1, 2007 through April 27, 2007 (merged into LMPV Equity Trust - Large Cap Growth).

h) For the period January 1, 2007 through April 27, 2007 (merged into LMPV Equity Trust - Capital and Income).

i)    For the period January 1, 2007 through April 27, 2007 (liquidation of fund).

j)    For the period of January 1, 2007 through April 30, 2007 (liquidation of fund).

k)    For the period May 1, 2007 (inception of fund) through December 31, 2007.

l) Lazard US Strategic Equity was formerly Lazard Equity prior to its name change effective May 1, 2007.

m) Neuberger Lehman Brothers High Income Bond was formerly Neuberger High Income Bond prior to its name change effective May 1, 2007.

n) Neuberger Lehman Brothers Short Duration Bond was formerly Neuberger Limited Maturity Bond prior to its name change effective May 1, 2007.

o) Rydex Commodities Strategy was formerly Rydex Commodities prior to its name change effective May 1, 2007.

p) Rydex Dow 2X Strategy was formerly Rydex Dynamic Dow prior to its name change effective July 3, 2007.

q) Rydex Europe 1.25 X Strategy was formerly Rydex Europe Advantage prior to its name change effective July 3, 2007.

r) Rydex Government Long Bond 1.2X Strategy was formerly Rydex Government Long Bond Advantage prior to its name change effective July 3, 2007.

s) Rydex Inverse Dow 2X Strategy was formerly Rydex Inverse Dynamic Dow prior to its name change effective July 3, 2007.

t) Rydex Inverse Government Long Bond Strategy was formerly Rydex Inverse Government Long Bond prior to its name change effective July 3, 2007.

u) Rydex Inverse Mid-Cap Strategy was formerly Rydex Inverse Mid-Cap prior to its name change effective July 3, 2007.

v) Rydex Inverse OTC Strategy was formerly Rydex Inverse OTC prior to its name change effective July 3, 2007.

w) Rydex Inverse Russell 2000 Strategy was formerly Rydex Inverse Russell 2000 prior to its name change effective July 3, 2007.

x) Rydex Inverse S&P 500 Strategy was formerly Rydex Inverse S&P 500 prior to its name change effective July 3, 2007.

y) Rydex Japan 1.25X Strategy was formerly Rydex Japan Advantage prior to its name change effective July 3, 2007.

z) Rydex Mid Cap 1.5X Strategy was formerly Rydex Mid Cap Advantage prior to its name change effective July 3, 2007.

aa) Rydex OTC 2X Strategy was formerly Rydex Dynamic OTC prior to its name change effective July 3, 2007.

ab) Rydex Russell 2000 1.5X Strategy was formerly Rydex Russell 2000 Advantage prior to its name change effective July 3, 2007.

ac) Rydex Russell 2000 2X Strategy was formerly Rydex Dynamic Russell 2000 prior to its name change effective July 3, 2007.

ad) Rydex S&P 500 2X Strategy was formerly Rydex Dynamic S&P 500 prior to its name change effective July 3, 2007.

ae) Rydex Weakening Dollar 2X Strategy was formerly Rydex Dynamic Weakening Dollar prior to its name change effective July 3, 2007.

af)   For the period January 1, 2007 through November 9, 2007 (liquidation of fund).

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

================================================================================

(8) SUBSEQUENT EVENTS

      Effective January 3, 2008, Inviva, Inc., Jefferson National Life Insurance Company's (the "Company") ultimate parent, completed a restructuring transaction whereby it exchanged $111.5 million of debt ($91.5 million principal and $20 million accrued interest) for (a) cash and new debt of approximately $9 million and $7.6 million, including future interest payments, respectively; and (b) a portion of its equity interest in Jefferson National Financial Corp. (JNFC). The new debt resides at JNFC, but will ultimately be serviced by the Company at an annual cost of approximately $0.3 million to $0.5 million. On January 2, 2008, to facilitate the restructuring, the Company paid a $3.6 million extraordinary distribution, which was approved by the Texas Department of Insurance. On a pro forma basis, this dividend will reduce the Company's statutory capital and surplus from $41.1 million to $37.4 million and reduce risk-based capital from 690% to 633% authorized control level.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

TO THE BOARD OF DIRECTORS JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

      We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account E as of December 31, 2007, the related statements of operations and changes in net assets for the years ended December 31, 2007 and 2006, and the financial highlights for each of the three years for the period ended December 31, 2007. These finan-cial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over finan-cial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account E as of December 31, 2007, the results of its operations, changes in its net assets for the years ended December 31, 2007 and 2006, and financial highlights for each of the three years for the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

/s/ BDO Seidman, LLP
New York, New York
March 21, 2008

================================================================================

                            JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
                            SPONSOR
                            Jefferson National Life Insurance Company
                            DISTRIBUTOR
                            Jefferson National Financial Securities Corporation INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            BDO Seidman, LLP

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)      Financial Statements

The following financial statements are included in Part B of the Registration
Statement:

The financial statements of Jefferson National Life Insurance Company at December 31, 2007 and 2006, and for the three years then ended.

The financial statements of Jefferson National Life Annuity Account E at December 31, 2007 and for each of the two years then ended December 31, 2007.

(b)    Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

 (1)    (a)               Resolution of Board of Directors of the Company authorizing the establishment of the            (10)
                          Separate Account.
        (b)               Resolution Changing the Name of the Separate Account                                            (1)

 (2)                      Not Applicable.

 (3)    (a)     (i)       Form of Principal Underwriter's Agreement of the Company on behalf of the Separate Account      (1)
                          and Inviva Securities Corporation.

                (ii)      Form of Amendment to the Principal Underwriter's Agreement                                      (1)

        (b)               Form of Selling Agreement                                                                       (1)

 (4)    (a)               Form of Individual Contract - Achievement. (CVIC-4047)                                          (1)

        (b)               Form of Individual Contract - Educator. (CVIC-4048)                                             (1)

        (c)               Form of Group Contract. (CVIC-4048)                                                             (2)

        (d)               Form of Waiver of Contingent Deferred Sales Charges for Unemployment Rider. (CVIC-4023)         (1)

        (e)               Form of Waiver of Contingent Deferred Sales Charges for Nursing Care Confinement Rider.         (1)
                          (CVIC-4020)

        (f)               Form of Waiver of Contingent Deferred Sales Charges for Terminal Illness Rider. (CVIC-4021)     (1)

 (5)                      Form of Application for Individual Annuity Contract. (JNL-6000)                                 (1)

 (6)    (a)               Amended and Restated Articles of Incorporation of Conseco Variable Insurance Company.           (1)

        (b)               Amended and Restated By-Laws of the Company.                                                    (1)

 (7)                      Not Applicable.

 (8)    (a)               Form of Participation Agreement dated October 23, 2002 with Conseco Series Trust and Conseco    (1)
                          Equity Sales, Inc. and amendments thereto dated September 10, 2003 and February 1, 2001.

                (i)       Form of Amendment dated May 1, 2006 to the Participation Agreement dated October 23, 2002 by    (13)
                          and among 40|86 Series Trust, 40|86 Advisors, Inc. and Jefferson National Life Insurance
                          Company.

        (b)     (i)       Form of Participation Agreement by and among A I M Distributors, Inc., Jefferson National       (3)
                          Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities
                          Corporation dated May 1, 2003.

                (ii)      Form of Amendment dated April 6, 2004 to the Participation Agreement by and among A I M         (1)
                          Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

                (iii)     Form of Amendment dated May 1, 2006 to the Participation Agreement by and among A I M           (13)
                          Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

                (iv)      Form of Amendment dated May 1, 2008 to the Participation Agreement by and among A I M           (15)
                          Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson National Securities Corporation dated May 1, 2003.

        (c)     (i)       Form of Participation Agreement among the Alger American Fund, Great American Reserve           (4)
                          Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

                (ii)      Form of Amendment dated November 5, 1999 to the Participation Agreement among the Alger         (5)
                          American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc.
                          dated March 31, 1995.

                (iii)     Form of Amendment dated January 31, 2001 to the Participation Agreement among the Alger         (5)
                          American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc.
                          dated March 31, 1995.

                (iv)      Form of Amendments August 4, 2003 and March 22, 2004 to the Participation Agreement among       (1)
                          the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and
                          Company, Inc. dated March 31, 1995.

                (v)       Form of Amendment dated May 1, 2006 to the Participation Agreement among the Alger American     (13)
                          Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated
                          March 31, 1995.

                (vi)      Form of Amendment dated May 1, 2008 to the Participation Agreement among The Alger American     (15)
                          Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated
                          March 31, 1995.

        (d)     (i)       Form of Participation Agreement between Great American Reserve Insurance Company and            (4)
                          American Century Investment Services as of 1997.

                (ii)      Form of Amendment dated November 15, 1997 to the Participation Agreement between Great          (5)
                          American Reserve Insurance Company and American Century Investment Services as of 1997.

                (iii)     Form of Amendment dated December 31, 1997 to the Participation Agreement between Great          (5)
                          American Reserve Insurance Company and American Century Investment Services as of 1997.

                (iv)      Form of Amendment dated January 13, 2000 to the Participation Agreement between Great           (5)
                          American Reserve Insurance Company and American Century Investment Services as of 1997.

                (v)       Form of Amendment dated February 9, 2001 to the Participation Agreement between Great           (5)
                          American Reserve Insurance Company and American Century Investment Services as of 1997.

                (vi)      Form of Amendments dated July 31, 2003 and March 25, 2004 to the Participation Agreement        (1)
                          between Great American Reserve Insurance Company and American Century Investment Services as
                          of 1997.

                (vii)     Form of Amendments dated May 1, 2005 to the Participation Agreement between Jefferson           (11)
                          National Life Insurance Company and American Century Investment Services as of 1997.

                (viii)    Form of Amendment dated May 1, 2006 to the Participation Agreement between Jefferson            (13)
                          National Life Insurance Company and American Century Investment Services as of 1997.

                (ix)      Form of Amendment dated May 1, 2007 to the Participation Agreement between Jefferson            (14)
                          National Life Insurance Company and American Century Investment Services.

        (e)     (i)       Form of Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance       (5)
                          Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund,
                          Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

                (ii)      Form of Amendment dated March 21, 2002 to the Participation Agreement dated May 1, 1995 by      (5)
                          and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus
                          Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and
                          Dreyfus Investment Portfolios.

                (iii)     Form of Amendment dated May 1, 2003 to the Participation Agreement dated May 1, 1995 by and     (1)
                          among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus
                          Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and
                          Dreyfus Investment Portfolios.

                (iv)      Form of Amendment dated 2004 to the Participation Agreement dated May 1, 1995 by and among      (1)
                          Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially
                          Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus
                          Investment Portfolios.

                (v)       Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 1995 by and     (11)
                          among Jefferson National Life Insurance Company, Dreyfus Variable Investment Fund, The
                          Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc.
                          and Dreyfus Investment Portfolios.

        (f)     (i)       Form of Participation Agreement dated March 6, 1995 by and among Great American Reserve         (4)
                          Insurance Company and Insurance Management Series, Federated Securities Corp.

                (ii)      Form of Amendment dated 1999 to the Participation Agreement dated March 6, 1995 by and among    (5)
                          Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

                (iii)     Form of Amendment dated January 31, 2001 to the Participation Agreement dated March 6, 1995     (5)
                          by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated
                          Securities Corp.

                (iv)      Form of Amendment dated 2004 to the Participation Agreement dated March 6, 1995 by and among    (1)
                          Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

                (v)       Form of Amendment dated May 1, 2006 to the Participation Agreement dated March 6, 1995 by and   (13)
                          among Jefferson National Life Insurance Company, Federated Insurance Series and Federated
                          Securities Corp.

        (g)     (i)       Form of Participation Agreement by and among First American Insurance Portfolios, Inc., First   (6)
                          American Asset Management and Conseco Variable Insurance Company dated 2001.

                (ii)      Form of Amendment dated April 25, 2001 to the Participation Agreement by and among First        (5)
                          American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable
                          Insurance Company dated 2001.

                (iii)     Form of Amendment dated May 1, 2003 to the Participation Agreement by and among First           (1)
                          American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable
                          Insurance Company dated 2001.

        (h)     (i)       Form of Participation Agreement among Janus Aspen Series and Jefferson National Life            (1)
                          Insurance Company dated May 1, 2003 and Form of Amendment dated July 2003 thereto.

                (ii)      Form of Amendment date May 1, 2005 to the Participation Agreement among Janus Aspen Series      (11)
                          and Jefferson National Life Insurance Company dated May 1, 2003.

                (iii)     Form of Amendment dated May 1, 2006 to the Participation Agreement among Janus Aspen Series,    (13)
                          Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001.

                (iv)      Form of Amendment dated May 1, 2008 to the Participation Agreement among Janus Aspen Series,    (15)
                          Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001
                          (Service and Institutional)

        (i)     (i)       Form of Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset              (1)
                          Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company
                          dated May 1, 2003.

                (ii)      Form of Amendment dated March 21, 2004 to the Participation Agreement among Lazard Retirement   (1)
                          Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson
                          National Life Insurance Company dated May 1, 2003.

        (j)     (i)       Form of Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and        (4)
                          Great American Reserve Insurance Company.

                (ii)      Form of Amendment dated December 1, 2001 to the Participation Agreement dated April 10, 1997    (7)
                          by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.

                (iii)     Form of Amendment dated May 1, 2003 to the Participation Agreement dated April 10, 1997 by      (1)
                          and among Lord, Abbett & Co. and Great American Reserve Insurance Company.

        (k)     (i)       Form of Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers     (5)
                          Management Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated and Great
                          American Reserve Insurance Company.

                (ii)      Form of Amendment dated May 1, 2000 to the Participation Agreement dated April 30, 1997 by      (5)
                          and among Neuberger Berman Advisers Management Trust, Advisers Managers Trust, Neuberger
                          Berman Management Incorporated and Conseco Variable Insurance Company.

                (iii)     Form of Amendment dated January 31, 2001 to the Participation Agreement dated April 30, 1997    (5)
                          by and among Neuberger&Berman Advisers Management Trust, Advisers Managers Trust,
                          Neuberger&Berman Management Incorporated and Conseco Variable Insurance Company.

                (iv)      Form of Amendment dated May 1, 2004 to the Participation Agreement dated April 30, 1997 by      (8)
                          and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management
                          Incorporated and Jefferson National Life Insurance Company.

                (v)       Form of Amendment dated April 4, 2004 to the Participation Agreement dated April 30, 1997 by    (1)
                          and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management
                          Incorporated and Jefferson National Life Insurance Company.

                (vi)      Form of Amendment dated May 1, 2005 to the Participation Agreement dated April 30, 1997 by      (11)
                          and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management
                          Incorporated and Jefferson National Life Insurance Company.

                (vii)     Form of Amendment dated May 1, 2006 to the Participation Agreement dated April 30, 1997 by      (13)
                          and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management
                          Incorporated and Jefferson National Life Insurance Company.

                (viii)    Form of Amendment dated May 1, 2007 to the Participation Agreement dated April 30, 1997 by      (14)
                          and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management
                          Incorporated and Jefferson National Life Insurance Company.

        (l)     (i)       Form of Participation Agreement dated May 1, 2003by and among PIMCO Variable Insurance          (1)
                          Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company and
                          amended dated April 13, 2004 thereto.

                (ii)      Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 2003 by and     (11)
                          among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National
                          Life Insurance Company.

                (iii)     Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2003 by and     (13)
                          among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National
                          Life Insurance Company.

                (iv)      Form of Amendment dated May 1, 2008 to the Participation Agreement dated May 1, 2003 by and     (15)
                          among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson
                          National Life Insurance Company.

        (m)     (i)       Form of Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust,        (1)
                          Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer
                          Funds Distributor, Inc.

                (ii)      Form of Amendment to the Participation Agreement dated May 1, 2003 among Pioneer Variable       (11)
                          Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management,
                          Inc. and Pioneer Funds Distributor, Inc.

                (iii)     Form of amendment to Participation Agreement dated May 1, 2006 among Pioneer Variable           (13)
                          Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management,
                          Inc. and Pioneer Funds Distributor, Inc.

                (iv)      Form of amendment to Participation Agreement dated May 1, 2008 among Pioneer Variable           (15)
                          Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management,
                          Inc. and Pioneer Funds Distributor, Inc.

        (n)               Form of Participation Agreement dated May 1, 2003 by and among Royce Capital Fund, Royce &      (1)
                          Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities
                          Corporation and Form of Amendment dated April 5, 2004 thereto.

                (i)       Form of amendment to Participation Agreement dated May 1, 2006 among Royce Capital Fund,        (13)
                          Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities
                          Corporation.

                (ii)      Form of amendment to Participation Agreement dated May 1, 2008 among Royce Capital Fund,        (15)
                          Royce & Associates, LLC and Jefferson National Life Insurance Company and Jefferson National
                          Securities Corporation.

        (o)     (i)       Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance    (9)
                          Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

                (ii)      Form of Amendment dated April 13, 2004 to the Form of Participation Agreement dated March 24,   (1)
                          2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO
                          Financial Services, Inc.

                (iii)     Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated March 24,      (11)
                          2000 by and among Jefferson Life Insurance Company, RYDEX Variable Trust and PADCO Financial
                          Services, Inc.

                (iv)      Form of Amendment dated May 1, 2006 to the Form of Participation Agreement dated March 24,      (13)
                          2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO
                          Financial Services, Inc.

                (v)       Form of Amendment dated March 31, 2008 to the Form of Participation Agreement dated March 24,   (15)
                          2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex
                          Distributors, Inc.

        (p)     (i)       Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance      (1)
                          Company and Citigroup Global Markets Inc.

                (ii)      Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated April 2004     (11)
                          between Jefferson National Life Insurance Company and Citigroup Global Markets Inc.

                (iii)     Form of Amendment dated April 28, 2007 to Form of Participation Agreement dated April 2004      (14)
                          between Jefferson National Life Insurance Company and Citigroup Global Markets Inc. (Legg
                          Mason)

        (q)     (i)       Form of Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc.,       (6)
                          Seligman Advisors, Inc. and Conseco Variable Insurance Company.

                (ii)      Form of Amendment dated January 31, 2001 to the Participation Agreement dated May 1, 2000 by    (5)
                          and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance
                          Company.

                (iii)     Form of Amendment dated August 5, 2003 to the Participation Agreement dated May 1, 2000 by      (1)
                          and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance
                          Company.

                (iv)      Form of Amendment dated 2004 to the Participation Agreement dated May 1, 2000 by and among      (1)
                          Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

                (v)       Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2000 by and     (13)
                          among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life
                          Insurance Company.

                (vi)      Form of Amendment dated March 31, 2008 to the Participation Agreement dated May 1, 2000 by      (15)
                          and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life
                          Insurance Company.

        (r)     (i)       Form of Participation Agreement dated April 30, 1997 by and among Great American Reserve        (5)
                          Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc, Strong
                          Capital Management, Inc. and Strong Funds Distributors, Inc.

                (ii)      Form of Amendment dated December 11, 1997 to Participation Agreement dated April 30, 1997 by    (5)
                          and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc.,
                          Strong Opportunity Funds II, Inc., Strong Capital Management, Inc. and Strong Funds
                          Distributors, Inc.

                (iii)     Form of Amendment dated December 14. 1999 to Participation Agreement dated April 30, 1997 by    (5)
                          and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong
                          Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

                (iv)      Form of Amendment dated March 1, 2001 to Participation Agreement dated April 30, 1997 by and    (5)
                          among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong
                          Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

                (v)       Form of Amendments dated December 2, 2003 and April5, 2004 to Participation Agreement dated     (1)
                          April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance
                          Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong
                          Investments, Inc.

        (s)     (i)       Form of Participation Agreement dated May 1, 2003 with by and among Third Avenue Management     (8)
                          LLC and Jefferson National Life Insurance Company.

                (ii)      Form of Amendment dated April 6, 2004 to the Participation Agreement dated May 1, 2003 with     (1)
                          by and among Third Avenue Management LLC and Jefferson National Life Insurance Company.

        (t)     (i)       Form of Participation Agreement dated February 29, 2000 by and among Conseco Variable           (5)
                          Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.

                (ii)      Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000     (5)
                          by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van
                          Eck Associates Corporation.

                (iii)     Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000     (5)
                          by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van
                          Eck Associates Corporation.

                (iv)      Form of Amendment dated May 1, 2003 to Participation Agreement dated March 1, 1995 by and       (8)
                          among Van Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson
                          National Life Insurance Company.

        (u)     (i)       Form of Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund   (1)
                          Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.

                (ii)      Form of Amendment dated 2004 to the Participation Agreement between Jefferson National Life     (1)
                          Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance
                          funds dated May 1, 2003.

        (v)     (i)       Form of Participation Agreement between Jefferson National Life Insurance Company, Wells        (11)
                          Fargo Funds Distributor, LLC and Wells Fargo Variable Trust date April 8, 2005.

                (ii)      Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National       (13)
                          Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust
                          dated April 8, 2005.

                (iii)     Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National       (15)
                          Life Insurance Company, Jefferson National Securities Corporation, Wells Fargo Funds
                          Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.

        (w)     (i)       Form of Participation Agreement between Jefferson National Life Insurance Company, Rafferty     (11)
                          Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.

                (ii)      Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National       (13)
                          Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May
                          1, 2005.

                (iii)     Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National       (15)
                          Life Insurance Company, Rafferty Asset Management, LLC and Direxion Insurance Trust dated
                          May 1, 2005.

        (x)     (i)       Form of Participation Agreement between Jefferson National Life Insurance Company, Alliance     (13)
                          Capital Management L.P. and AllianceBernstein Investment Research and Management, Inc. dated
                          May 1, 2006.

                (ii)      Form of Amendment dated March 1, 2008 to Form of Participation Agreement between Jefferson      (15)
                          National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments,
                          Inc. dated May 1, 2006.

        (y)     (i)       Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National   (14)
                          Life Insurance Company dated May 1, 2007

                (ii)      Form of Amended Participation Agreement between Northern Lights Variable Trust and Jefferson    (15)
                          National Life Insurance Company dated March 18, 2008.

 (9)                      Opinion and Consent of Counsel.                                                                 (15)

 (10)                     Consent of Independent Registered Public Accounting Firm.                                       (15)

 (11)                     Financial Statements omitted from Item 23 above.                                                N/A

 (12)                     Initial Capitalization Agreement.                                                               N/A

 (13)           (i)       Powers of Attorney                                                                               (1)

                (ii)      Powers of Attorney- Laurence Greenberg                                                          (12)

                (iii)     Powers of Attorney - Robert Jefferson                                                           (13)

(1) Incorporated herein by reference to Post-Effective Amendment Nos 15 and 15 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos 033-74092 and 811-08288) filed electronically on Form N-4 on May 3,2004 (Accession Number 0001047469-04-015219)

(2) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account E (File Nos. 333-74092 and 811-08288) filed electronically on Form N-4 on May 15, 1998 (Accession Number 0000928389-98-000129).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-0020 85).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 6 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on May 15, 1998 (Accession Number 0000928389-98-000129).

(11) Incorporated herein by reference to Post-Effective Amendment Nos. 16 and 16 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 22, 2005 (Accession Number 0000930413-05-002846).

(12) Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(13) Incorporated herein by reference to Post-Effective Amendment Nos. 17 and 17 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 28, 2006 (Accession Number 0000930413-06-003346).

(14) Incorporated herein by reference to Post-Effective Amendment Nos. 18 and 18 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 18, 2007 (Accession Number 0000930413-07-003582).

(15) Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 435 Hudson Street, 2nd Floor, New York, NY 10014, unless otherwise noted.

NAME                                       POSITIONS AND OFFICES WITH DEPOSITOR
David A Smilow                   Director, Chairman of the Board
Tracey Hecht Smilow              Director
Laurence P. Greenberg            Director, Chief Executive Officer and President
Timothy D. Rogers                Chief Financial Officer and Treasurer
Craig A. Hawley (1)              General Counsel and Secretary
David Lau (1)                    Chief Operating Officer
Brian Heaphy                     Director--Mergers & Acquisitions
Jeff Fritsche                    Tax Director
Michael Girouard                 Chief Investment Officer
Joseph Vap (1)                   Controller
Matthew Grove                    Chief Marketing Officer
Dean C. Kehler (2)               Director
Robert Jefferson (3)             Director

(1) The business address of this officer is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

(2) The business address of this director is 1325 Avenue of the Americas, New York, NY 10019.

(3) The business address of this director is 201 Queen Street, Apartment 9, Philadelphia, PA 19147.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.

                              Organizational Chart

---------------------
   Smilow & Hecht
and Family Members(1)
---------------------
         |
         | 100%
         |
    -----------    ------------     ---------    ---------    ---------    ---------    -------
      Inviva,      Inviva, Inc.      Series A     Series B     Series C     Series D    Secured
      L.L.C.        Management      Preferred    Preferred    Preferred    Preferred     Notes
       (CA)           and            Stock(3)     Stock(4)     Stock(5)     Stock(6)
                   Employees(2)     ---------    ---------    ---------    ---------    -------
    -----------    ------------         |            |            |            |           |
         |              |               |            |            |            |           |
         | 75%          | 25%           |            |            |            |           |
         |              |               |            |            |            |           |
    -------------------------------------------------------------------------------------------
                                          Inviva, Inc.
                                              (DE)
    -------------------------------------------------------------------------------------------
                                               |         |
                                           ----| 100%    |
                                           |             |
    ----------------------------------------             |
    |                         |            |             |
    |                         |            |             |
    |                         |            |             |
---------               -------------  ---------         |   -----------     -----------     -----------
  Lifco                  JNF Holding     Inviva          |
 Holding                Company, Inc.  Insurance         |    JNFC ESOP        Inviva,         Trimaran
 Company,                   (DE)         Agency,         |                      L.L.C.         Entities
Inc. (DE)                              Inc. (DE)         |
---------               -------------  ---------         |   -----------     -----------     -----------
                             |                           |        |               |               |
                             |                           |        |               |               |
                             |                           |        |               |               |
             ------------------                          |        |               |               |
             Jefferson National                          |        |               |               |
              Financial Corp.  --------------------------------------------------------------------
                  (DE)(7)
             ------------------
                     |
                     |  100%
                     |
            ---------------------------------------------------------------------------------------------
            |                                |                               |                          |
            |                                |                               |                          |
---------------------------   ---------------------------------   -----------------------   --------------------------
     Jefferson National       Jefferson National Life Insurance   JNF Advisors, Inc. (DE)    JNF Asset Management, LLC
Securities Corporation (DE)               Company (TX)
---------------------------   ---------------------------------   -----------------------   --------------------------

(1) Smilow and Hecht are married and have 100% voting control of Inviva, LLC. Inviva, LLC votes as an entity, and by virtue of their 83.6% ownership, Smilow and Hecht control the vote of Inviva, LLC. Interest ownership:
      Smilow and Hecht - 51.6%, D. Aaron LLC - 32%, Kenneth G. Hecht, Jr. and Elizabeth W. Hecht (Tracey Hecht's parents) - 16%, and Jonas and Elizabeth
      B. Schlumbom (Tracey Hecht's brother-in-law and sister) - 0.4%. Interest ownership in D. Aaron LLC: Smilow - 50%, each of his three (3) minor children - 16 2/3%. Mr. Smilow also owns a minority position in an automobile dealership in Virginia.

(2) No member of management or employee individually, directly or beneficially, owns more than 10% of the issued and outstanding share of common stock. Smilow and Hecht are not included in this group.

(3) The Series A Preferred Stock is comprised of Series A and Series A-2 convertible preferred(together, the "Series A") both of which are non-voting. The majority of the Series A is held by Inviva, LLC.

(4) The Series B Preferred Stock (the "Series B") is non-voting. There are three (3) Series B shareholders. Each of such Series B shareholders has the right to appoint one (1) member to the board of directors of Inviva, Inc. (the "Board"). Accordingly, three (3) of the current ten (10) members of the Board are appointed by the Series B shareholders. The Series B is fully convertible at any time to common stock with full voting rights, subject to prior insurance regulatory approval.

(5) The Series C Preferred Stock (the "Series C") is non-voting. Conversion is subject to prior insurance regulatory approval. In connection with the issuance of the Series C, the Board was expanded to ten (10) members designated as follows: (i) Common Stock - three (3) members; (ii) Common Stock - two (2) independent directors, each of whom shall be approved, subject to regulatory issues, by the holders of the Series C; (iii) Series A - one (1) member; (iv) Series B - three (3) members; and (v) Series C - one (1) member. Smilow and Hecht, through their ownership of Inviva, LLC, control six (6) of the ten (10) Board seats.

(6) The Series D Preferred Stock (the "Series D") is non-voting. The Series D is convertible, into shares of non-voting common stock of JNF Holding company, Inc.

(7) Jefferson National Financial Corp. is owned approximately 45% by Inviva, Inc (directly and via JNF Holding Company, Inc.), approximately 17.5% by Inviva, LLC, approximately 17.5% by Trimaran (which also owns virtually all of the Inviva Series C Preferred), approximately 12% by the Jefferson National Financial Corp. Employee Stock Ownership Plan and approximately 8% by others.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 7, 2008, the number of The Achievement and The Educator contracts funded by Jefferson National Life Annuity Account E was 11,269 of which 10,746 were qualified contracts and 523 were non-qualified contracts.

ITEM 28. INDEMNIFICATION

The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Jefferson National Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account F
Jefferson National Life Annuity Account G
Jefferson National Life Annuity Account H
Jefferson National Life Annuity Account I

(b) Jefferson National Securities Corporation ("JNSC") is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated. JNSC was formerly known as Inviva Securities Corporation.

NAME                                                  POSITIONS AND OFFICES
Craig A. Hawley                        President, General Counsel and Secretary
Robert B. Jefferson*                   Director*
Edward J. O'Brien, IV                  Chief Financial Officer

* The principal business address for Robert Jefferson is 201 Queen Street, Apartment 9, Philadelphia, PA 19147.

      (c)   JNSC retains no compensation or commissions from the registrant.

                                                                  COMPENSATION
                                   NET UNDERWRITING              ON REDEMPTION
     NAME OF PRINCIPAL              DISCOUNTS AND                      OR                     BROKERAGE
        UNDERWRITER                  COMMISSIONS                 ANNUITIZATION               COMMISSIONS            COMPENSATION

Jefferson National                       None                         None                       None                   None
Securities Corporation

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33. REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

(C) The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program or Florida Optional Retirement Program (each a "Program") in accordance with the following conditions:

(1) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

(2) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of this contract to Program participants;

(3) instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and

(4) obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of (a) - (d) above.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos. 19 and 19 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 7th day of April, 2008.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By: /s/ Laurence P. Greenberg*
Name:   Laurence P. Greenberg
Title:  CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

                SIGNATURE                                                    TITLE                                         DATE
/s/ David A. Smilow*                         Chairman of the Board                                                    4/7/08
Name: David Smilow

/s/ Tracey Hecht Smilow*                     Director                                                                 4/7/08
Name:  Tracey Hecht Smilow

/s/ Laurence P. Greenberg*                   Director, Chief Executive Officer and President                          4/7/08
Name: Laurence Greenberg

/s/ Timothy D. Rogers*                       Chief Financial Officer and Treasurer                                    4/7/08
Name: Timothy D. Rogers

/s/ Dean C. Kehler*                          Director                                                                 4/7/08
Name: Dean C. Kehler

/s/ Robert Jefferson*                        Director                                                                 4/7/08
Name: Robert Jefferson

/s/ Craig A. Hawley*
Name:  Craig A. Hawley                                                                                                4/7/08
Attorney in Fact

                                  EXHIBIT INDEX

(8)     (b)     (iv) Form of Amendment dated May 1, 2008 to the
                     Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson National Securities Corporation dated May 1, 2003.

        (c)     (vi) Form of Amendment dated May 1, 2008 to the
                     Participation Agreement among The Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

        (h)     (iv) Form of Amendment dated May 1, 2008 to the
                     Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 (Service and Institutional).

        (l)     (iv) Form of Amendment dated May 1, 2008 to the
                     Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.

        (m)     (iv) Form of amendment to Participation Agreement dated May
                     1, 2008 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

        (n)     (ii) Form of amendment to Participation Agreement dated May
                     1, 2008 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Jefferson National Securities Corporation.

        (o)     (v)  Form of Amendment dated March 31, 2008 to the Form of
                     Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc.

        (q)     (vi) Form of Amendment dated March 31, 2008 to the
                     Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.

        (v)     (iii) Form of Amendment dated May 1, 2008 to Participation
                     Agreement between Jefferson National Life Insurance Company, Jefferson National Securities Corporation, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.

        (w)     (iii) Form of Amendment dated May 1, 2008 to Participation
                      Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Direxion Insurance Trust dated May 1, 2005.

        (x)     (ii) Form of Amendment dated March 8, 2008 to Form of
                     Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006.

        (y)     (ii) Form of Amended Participation Agreement between
                     Northern Lights Variable Trust and Jefferson National Life Insurance Company dated March 18, 2008.

(9)                  Opinion and Consent of Counsel.

(10)                 Consent of Independent Registered Public Accounting Firm.